UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03421

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-10

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2012

Date of reporting period:	12/31/2012

Item 1 – Reports to Stockholders

The MEDLEY Program

ANNUAL REPORT • DECEMBER 31, 2012

The report is for the information of persons participating in The Prudential Variable Contract Account-10 (VCA-10), The Prudential Variable Contract Account-11 (VCA-11), and The Prudential Variable Contract Account-24 (VCA-24) (Collectively known as the “Accounts”) of The MEDLEY Program. VCA-10, VCA-11, and VCA-24 are group annuity insurance products issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, and is distributed by Prudential Investment Management Services LLC (PIMS), member SIPC, Three Gateway Center, 14th Floor, Newark, NJ 07102-4077. Both are Prudential Financial companies.

The views expressed in this report and information about the Account’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

Please note that this document may include prospectus supplements that are separate from and not a part of the annual report.

The Prudential MEDLEY Program Table of Contents	Annual Report	December 31, 2012

■	LETTER TO PARTICIPANTS

■	VCA-10 CAPITAL GROWTH ACCOUNT

Financial Statements

■	VCA-11 MONEY MARKET ACCOUNT

Financial Statements

■	VCA-24 THE PRUDENTIAL SERIES FUND PORTFOLIOS

Conservative Balanced Portfolio

Diversified Bond Portfolio

Equity Portfolio

Flexible Managed Portfolio

Global Portfolio

Government Income Portfolio

Stock Index Portfolio

The Prudential MEDLEY Program Letter to Participants	December 31, 2012

■	DEAR PARTICIPANT:

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This MEDLEY Program annual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Stuart Parker	Robert F. O’Donnell
President,	President,
The Prudential Variable Contract Accounts 10 & 11	The Prudential Series Fund

January 31, 2013

Prudential Variable Contract Account-10 (VCA-10) & Variable Contract Account-24 (VCA-24) Presentation of Portfolio Holdings — unaudited	December 31, 2012

Conservative Balanced
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	2.0%
Exxon Mobil Corp.	1.6%
U.S. Treasury Notes, 0.750%, 12/31/17	1.3%
Federal National Mortgage Association, 3.500%, TBA 30 YR	1.3%
Government National Mortgage Association, 4.000%, TBA 30 YR	0.9%

Diversified Bond
Allocation	(% of Net Assets	)
Corporate Bonds	44.2%
Commercial Mortgage-Backed Securities	12.3%
Non-Residential Mortgage-Backed Securities	5.5%
Residential Mortgage-Backed Securities	5.3%
Sovereigns	4.8%

Equity
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	3.4%
MasterCard, Inc. (Class A Stock)	2.5%
Morgan Stanley	2.3%
Google, Inc. (Class A Stock)	2.1%
Amazon.com, Inc.	1.7%

Flexible Managed
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	2.3%
Exxon Mobil Corp.	2.0%
Chevron Corp.	1.3%
Pfizer, Inc.	1.2%
JPMorgan Chase & Co.	1.1%

Global
Top Five Countries	(% of Net Assets	)
United States	48.6%
United Kingdom	11.3%
Japan	6.7%
France	5.0%
Germany	4.3%

Government Income
Allocation	(% of Net Assets	)
Mortgage-Backed Securities	39.5%
U.S. Treasury Securities	32.7%
Commercial Mortgage-Backed Securities	17.2%
Corporate Bonds	2.4%
U.S. Government Agency Obligations	2.2%

Stock Index
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	3.8%
Exxon Mobil Corp.	3.0%
General Electric Co.	1.7%
Chevron Corp.	1.6%
International Business Machines Corp.	1.6%

VCA-10
Five Largest Holdings	(% of Net Assets	)
Bunge, Ltd.	2.5%
JPMorgan Chase & Co.	2.4%
Wells Fargo & Co.	2.4%
Comcast Corp. (Class A Stock)	2.3%
Morgan Stanley	2.2%

For a complete listing of holdings, refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

The Prudential MEDLEY Program — VCA-10 Capital Growth Account	December 31, 2012

Investment Manager’s Report - As of December 31, 2012

Average Annual Total Returns	1-Year	5-Year	10-Year	Since Inception
Capital Growth Account (VCA-10)[1]—Standard Contract	12.40%	-0.76%	7.53%	—
Capital Growth Account (VCA-10)[1]—0.50% Contract	12.96	-0.26	8.06	—
Capital Growth Account (VCA-10)[1]—0.45% Contract	13.02	N/A	N/A	4.44%
S&P 500 Index	15.99	1.66	7.10	—

Past performance does not guarantee future returns. Account performance is net of investment fees and fund expenses. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

0.45% Contract inception: 4/1/2011. Unless noted otherwise, Index since inception returns reflect performance beginning the closest month-end date to the Account’s inception of the 0.45% contract.

$10,000 INVESTED OVER 10 YEARS

For the year ended December 31, 2012, the value of the standard contract for the Prudential Variable Contract Account 10 (“VCA-10” or the “Account”) gained 12.40%, the value of a contract with annual expenses of 0.50% gained 12.96%, and the value of a contract with annual expenses of 0.45% gained 13.02%.

The Account’s investment objective is long-term growth of capital. It is subadvised by Jennison Associates LLC (Jennison).

Despite a largely flat fourth quarter, U.S. equity markets, as measured by the broad market indexes, realized substantial gains for the year. The S&P 500 (the index) rose 15.99%, with all sectors posting double digit returns except energy and utilities, which had single-digit returns. The financials and consumer discretionary sectors had the strongest performances. The Account underperformed the Index.

Stock selection in most sectors was detrimental, and especially so in materials, telecommunication services, energy, and healthcare.

NII Holdings was by far the largest individual detractor, despite some recovery in December. The wireless telecommunications provider posted a larger than expected earnings loss due to price competition and weaker local currency rates. Its focus has been on introducing its 3G services on a new network in Chile, Mexico, and Brazil and enhancing its Push-to-Talk services. The company has introduced its 3G services in Mexico and is on schedule to launch 3G services in Brazil shortly; however, Jennison believes that it will still be several quarters until the turnaround begins to be reflected in improved financial results.

Other notable detractors included Marvell Technology Group in information technology and International Game Technology in consumer discretionary.

Profits for Marvell declined due to continued weakness in its mobile and wireless and storage segments. Management said that a slowing economy hurt demand for Marvell’s chips for storage systems and cell phones, particularly in China.

Jennison expected that International Game Technology’s renewed focus on game design and a need by casinos to replace games after years of underinvestment would generate sizeable free cash flow that the company would increasingly return to shareholders. Although not enough to erase earlier losses, shares came off midyear lows as equipment and replacement sales and margins in North America began to pick up and the company issued 2013 guidance that was above expectations. The firm also announced a large multiyear buyback, much of which was completed in the second half of 2012. The company continues to generate substantial sustainable free cash flow and the risk/reward and valuation remain attractive at current levels.

An overweight position in energy also detracted from relative returns.

The two largest individual contributors were Comcast and Liberty Global in the consumer discretionary sector, in which a combination of strong stock picking and an overweight position provided the largest boost to relative returns. Comcast continued its outstanding performance, reporting the best cable revenue growth since the first quarter of 2009 and solid execution across all segments. Jennison continues to like Comcast for its stable growth cable business, recent initiatives to fill in gaps in its wireless product lineups, and the likelihood of a large share buyback in the near future.

Liberty Global also saw its shares rise steadily. Despite Europe’s economic troubles, the company enjoyed growth due to an intelligent pricing strategy and presence in select European markets. Jennison believes Liberty Global is well-positioned given consumers’ desire for faster broadband and digital television.

Apple and Salesforce.com, both in information technology, were also among the most notable contributors.

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Account.

[1]	The Account performance results are after the deduction of all expenses and contract charges, but not including the effect of any sales charges. The standard VCA-10 contract has total annual expenses (as a percentage of net assets) of 1.00%. Certain VCA-10 contracts include reduced administrative fees and have total annual expenses of either 0.50% or 0.45%. Performance of the VCA-10 contracts with reduced expenses will be higher than the performance of the standard VCA-10 contract. All total returns are for the periods indicated and are calculated based on changes in unit values.
[2]	The graph is based on the performance of the Standard Contract. Performance of the 0.50% Contract and the 0.45% Contract will be higher due to differences in the fee structure. All the Contracts include total annual expenses (as a percentage of net assets) of 1.00%, 0.50%, and 0.45%, respectively, which are reflected in the performance.

The S&P 500 Index is an unmanaged, market value-weighted index of 500 stocks generally representative of the broad stock market. Investors cannot invest directly in an index.

For a complete list of holdings please see the Statement of Net Assets sections of this report.

Jennison Associates LLC is a registered investment advisor and a Prudential Financial Company.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS

December 31, 2012

LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 4.6%
Boeing Co. (The)	33,207	$2,502,479
Precision Castparts Corp.	14,847	2,812,319
TransDigm Group, Inc.	12,316	1,679,410

		6,994,208

Airlines — 1.9%
Delta Airlines, Inc.(a)	241,771	2,869,822

Auto Components — 2.2%
Lear Corp.	69,296	3,245,825

Biotechnology — 1.4%
Alexion Pharmaceuticals, Inc.(a)	20,685	1,940,460
Gilead Sciences, Inc.(a)	2,168	159,240

		2,099,700

Capital Markets — 4.2%
Goldman Sachs Group, Inc. (The)	22,753	2,902,373
Morgan Stanley	177,862	3,400,721

		6,303,094

Chemicals — 3.1%
Monsanto Co.	16,699	1,580,560
Mosaic Co. (The)	55,857	3,163,182

		4,743,742

Commercial Banks — 3.9%
PNC Financial Services Group, Inc.	38,821	2,263,652
Wells Fargo & Co.	107,009	3,657,568

		5,921,220

Communications Equipment — 1.5%
JDS Uniphase Corp.(a)	165,584	2,242,007

Computers & Peripherals — 1.6%
Apple, Inc.	4,365	2,326,676

Diversified Financial Services — 4.2%
Citigroup, Inc.	65,846	2,604,868
JPMorgan Chase & Co.	84,302	3,706,759

		6,311,627

Diversified Telecommunication Services — 1.8%
Vivendi SA, ADR (France)	119,456	2,724,791

Electronic Equipment & Instruments — 2.0%
Flextronics International Ltd.(a)	493,510	3,064,697

Energy Equipment & Services — 4.2%
Ensco PLC	32,415	1,921,561
Halliburton Co.	61,011	2,116,472
National Oilwell Varco, Inc.	34,606	2,365,320

		6,403,353

Food Products — 7.1%
Bunge Ltd.	52,985	3,851,480
Mondelez International, Inc.	80,198	2,042,643
Smithfield Foods, Inc.(a)	115,748	2,496,684
Tyson Foods, Inc. (Class A Stock)	123,800	2,401,720

		10,792,527

COMMON STOCKS (continued)	Shares	Value (Note 2)
Healthcare Providers & Services — 4.6%
Express Scripts Holding Co. (Class A Stock)(a)	39,053	$2,108,862
HCA Holdings, Inc.	83,882	2,530,720
UnitedHealth Group, Inc.	41,705	2,262,079

		6,901,661

Hotels, Restaurants & Leisure — 3.9%
Carnival Corp.	43,928	1,615,233
Hyatt Hotels Corp.(a)	43,581	1,680,919
International Game Technology	182,094	2,580,272

		5,876,424

Independent Power Producers & Energy Traders — 2.1%
Calpine Corp.(a)	174,928	3,171,445

Insurance — 2.2%
Arch Capital Group Ltd.(a)	17,085	752,082
MetLife, Inc.	78,691	2,592,082

		3,344,164

Internet Software & Services — 2.7%
Google, Inc. (Class A Stock)(a)	2,911	2,064,976
LinkedIn Corp.(a)	18,112	2,079,620

		4,144,596

IT Services — 1.8%
MasterCard, Inc.	5,682	2,791,453

Media — 5.5%
Comcast Corp. (Class A Stock)	91,312	3,413,243
Liberty Global, Inc. (Series C)(a)	57,092	3,354,155
Viacom, Inc. (Class B Stock)	30,262	1,596,018

		8,363,416

Metals & Mining — 3.0%
Goldcorp, Inc.	65,880	2,417,796
Kinross Gold Corp.	213,352	2,073,781

		4,491,577

Oil, Gas & Consumable Fuels — 11.9%
Anadarko Petroleum Corp.	41,397	3,076,211
EOG Resources, Inc.	21,640	2,613,896
Marathon Oil Corp.	72,770	2,231,128
Newfield Exploration Co.(a)	20,131	539,108
Noble Energy, Inc.	31,554	3,210,304
Occidental Petroleum Corp.	31,674	2,426,545
Suncor Energy, Inc.	74,812	2,467,300
Trident Resources Corp., Private Placement (original cost $1,639,692; purchased 6/30/2010)(a)(b)(c)	4,067	1,503,733

		18,068,225

Pharmaceuticals — 5.6%
Allergan, Inc.	23,737	2,177,395
Novo-Nordisk A/S, ADR (Denmark)	12,224	1,995,079
Shire PLC, ADR (Ireland)	24,474	2,256,013
Teva Pharmaceutical Industries Ltd., ADR (Israel)	54,310	2,027,935

		8,456,422

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS

December 31, 2012

COMMON STOCKS (continued)	Shares	Value (Note 2)
Road & Rail — 1.6%
Union Pacific Corp.	19,211	$2,415,207

Semiconductors & Semiconductor Equipment — 0.7%
NVIDIA Corp.	88,266	1,084,789

Software — 3.5%
Microsoft Corp.	104,232	2,786,121
Salesforce.com, Inc.(a)	14,737	2,477,290

		5,263,411

Specialty Retail — 1.6%
Inditex SA, ADR (Spain)	69,048	1,969,939
TJX Cos., Inc. (The)	10,521	446,616

		2,416,555

Textiles, Apparel & Luxury Goods — 2.5%
Lululemon Athletica, Inc.(a)	23,956	1,826,166
Ralph Lauren Corp.	13,226	1,982,842

		3,809,008

Wireless Telecommunication Services — 1.3%
MetroPCS Communications, Inc.(a)	109,893	1,092,336
NII Holdings, Inc.(a)	127,226	907,121

		1,999,457

TOTAL COMMON STOCKS (cost $123,003,526)		148,641,099

RIGHTS	Units	Value (Note 2)
Oil, Gas & Consumable Fuels
Trident Resources Corp., CVR, Private Placement, expiring 6/30/15 (original cost $0; purchased 6/30/2010)(a)(b)(c)	1,512	$—

TOTAL LONG-TERM INVESTMENTS (cost $123,003,526)		$148,641,099

	Shares
SHORT-TERM INVESTMENTS — 2.0%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $3,047,223)(d)	3,047,223	3,047,223

TOTAL INVESTMENTS — 100.2% (cost $126,050,749)		$151,688,322

LESS LIABILITIES, OTHER ASSETS — (0.2)%
Interest and Dividends Receivable		$39,058
Payable for Pending Capital Transactions		(286,331)

LIABILITIES IN EXCESS OF OTHER ASSETS		(247,273)

NET ASSETS — 100%		$151,441,049

NET ASSETS, representing:
Equity of Participants		$151,449,081
Equity of The Prudential Insurance Company of America		(8,032)

		$151,441,049

The following abbreviations are used in the portfolio descriptions:

ADR	American Depositary Receipt
CVR	Contingent Value Rights

(a)	Non-income producing security.

(b)	Indicates a security that has been deemed illiquid.

(c)	Indicates a security restricted to resale. The aggregate cost of such securities is $1,639,692. The aggregate value of $1,503,733 is approximately 1.0% of net assets.

(d)	Prudential Investments LLC, the Manager of the Account, also serves as Manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS

December 31, 2012

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2012 in valuing such portfolio securities:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$147,137,366	$—	$1,503,733
Rights	—	—	—
Affiliated Money Market Mutual Fund	3,047,223	—	—

Total	$150,184,589	$—	$1,503,733

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance as of 12/31/2011	$2,004,064
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(500,331)
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 12/31/2012	$1,503,733

*	Of which $(500,331) was included in Net Assets relating to securities held at reporting period end.

Included in the table above, under Level 3 securities, are common stock and rights, that were fair valued using the last traded price or the original cost adjusted for daily changes in indices deemed directly or indirectly correlated to the security. For the rights received through a bankruptcy distribution, the fair value is determined to be the residual value of the original bonds and other factors impacting the values of securities being issued pursuant to the reorganization. For the common stock and rights, the securities were private placement and therefore, the prices were a significant unobservable input.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2012 were as follows:

Oil, Gas & Consumable Fuels	11.9%
Food Products	7.1
Pharmaceuticals	5.6
Media	5.5
Aerospace & Defense	4.6
Healthcare Providers & Services	4.6
Energy Equipment & Services	4.2
Diversified Financial Services	4.2
Capital Markets	4.2
Commercial Banks	3.9
Hotels, Restaurants & Leisure	3.9
Software	3.5
Chemicals	3.1
Metals & Mining	3.0
Internet Software & Services	2.7
Textiles, Apparel & Luxury Goods	2.5
Insurance	2.2
Auto Components	2.2

Independent Power Producers & Energy Traders	2.1%
Electronic Equipment & Instruments	2.0
Affiliated Money Market Mutual Fund	2.0
Airlines	1.9
IT Services	1.8
Diversified Telecommunication Services	1.8
Computers and Peripherals	1.6
Road & Rail	1.6
Specialty Retail	1.6
Communications Equipment	1.5
Biotechnology	1.4
Wireless Telecommunication Services	1.3
Semiconductors & Semiconductor Equipment	0.7

100.2
Liabilities in Excess of Other Assets	(0.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS

December 31, 2012

The Account invested in derivative instruments (rights offerings) during the reporting period. The primary type of risk associated with derivative instruments is equity risk. The effect of such derivative instruments on the Account’s financial position and financial performance as reflected in the Statement of Net Assets and Statement of Operations is presented in the summary below.

At December 31, 2012, the Account held derivatives not accounted for as hedging instruments. These equity contracts have a fair value at December 31, 2012 of $0 and are presented in the Statement of Net Assets as such.

The effects of derivative instruments on the Statement of Operations for the period ended December 31, 2012 are as follows:

For the year ended December 31, 2012, the Account did not have any realized gain or (loss) or change in unrealized appreciation or (depreciation) on derivatives recognized in income on the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

INVESTMENT INCOME
Unaffiliated Dividend Income (net of $27,243 foreign withholding tax)	$2,776,845
Affiliated Dividend Income	3,236
Total Income	2,780,081
EXPENSES
Fees Charged to Participants for Investment Management Services	(391,284)
Fees Charged to Participants for Administrative Expenses	(1,087,852)
Total Expenses .	(1,479,136)
NET INVESTMENT INCOME	1,300,945
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on Investment Transactions	6,057,458
Net Change in Unrealized Appreciation (Depreciation) on Investments	11,319,558
NET GAIN ON INVESTMENTS	17,377,016
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,677,961

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
OPERATIONS
Net Investment Income	$1,300,945	$828,194
Net Realized Gain on Investment Transactions	6,057,458	13,028,100
Net Change In Unrealized Appreciation (Depreciation) on Investments	11,319,558	(26,495,327)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,677,961	(12,639,033)
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	2,973,827	17,515,149
Withdrawals and Transfers Out	(26,372,849)	(34,122,109)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(23,399,022)	(16,606,960)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(61,443)	68,084
TOTAL DECREASE IN NET ASSETS	(4,782,504)	(29,177,909)
NET ASSETS
Beginning of year	156,223,553	185,401,462
End of year	$151,441,049	$156,223,553

Accumulation Unit Values and Equity of Participants as of December 31, 2012
Standard Contract:
Accumulation Unit Value and Equity of Participants, $138,912,877 / 13,203,883 outstanding Accumulation Units	$10.5206

0.50% Contract:
Accumulation Unit Value and Equity of Participants, $2,342,682 / 205,044 outstanding Accumulation Units	$11.4253

0.45% Contract:
Accumulation Unit Value and Equity of Participants, $10,193,522 / 891,336 outstanding Accumulation Units	$11.4362

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR

VCA-10

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT*

(For an Accumulation Unit outstanding throughout the year)

	Year Ended December 31, 2012			Year/Period Ended December 31, 2011
	Standard Contract	0.50% Contract	0.45% Contract	Standard Contract	0.50% Contract	0.45% Contract†
Investment Income	$.1825	$.1975	$.1976	$.1448	$.1559	$.1203
Expenses
Investment management fee	(.0251)	(.0272)	(.0272)	(.0250)	(.0270)	(.0200)
Administrative expenses	(.0752)	(.0272)	(.0218)	(.0749)	(.0270)	(.0160)
Net Investment Income	.0822	.1431	.1486	.0449	.1019	.0843
Capital Changes
Net realized and unrealized gain (loss) on investment transactions	1.0786	1.1677	1.1686	(.7945)	(.8579)	(1.5558)
Net Increase (Decrease) in Accumulation Unit Value	1.1608	1.3108	1.3172	(.7496)	(.7560)	(1.4715)
Accumulation Unit Value
Beginning of period	9.3598	10.1145	10.1190	10.1094	10.8705	11.5905
End of period	$10.5206	$11.4253	$11.4362	$9.3598	$10.1145	$10.1190
Total Return**	12.40%	12.96%	13.02%	(7.41%)	(6.95%)	(12.70%)
Ratio of Expenses To Average Net Assets***	1.00%	.50%	.45%	1.00%	.50%	.45	%††
Ratio of Net Investment Income To Average Net Assets***	.82%	1.32%	1.37%	.44%	.94%	1.03	%††
Portfolio Turnover Rate	44%	44%	44%	56%	56%	56	%†††
Number of Accumulation Units Outstanding For Participants at end of period (000’s omitted)	13,204	205	891	15,386	205	1,001

†	Inception Date — April 1, 2011.
††	Annualized.
†††	Not Annualized.

	Year Ended December 31,
	2010	2009	2008
Investment Income	$.1531	$.1215	$.1628
Expenses
Investment management fee	(.0227)	(.0186)	(.0226)
Administrative expenses	(.0678)	(.0557)	(.0677)
Net Investment Income	.0626	.0472	.0725
Capital Changes
Net realized and unrealized gain (loss) on investment transactions	.9846	2.8854	(4.8662)
Net Increase (Decrease) in Accumulation Unit Value	1.0472	2.9326	(4.7937)
Accumulation Unit Value
Beginning of year	9.0708	6.1382	10.9319
End of year	$10.1180	$9.0708	$6.1382
Total Return**	11.54%	47.78%	(43.85%)
Ratio of Expenses To Average Net Assets***	1.00%	1.00%	1.00%
Ratio of Net Investment Income To Average Net Assets***	.69%	1.00%	1.01%
Portfolio Turnover Rate	70%	62%	81%
Number of Accumulation Units Outstanding For Participants at end of year (000’s omitted)	18,330	20,072	21,633

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
***	These calculations exclude PICA’s equity in VCA-10.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-10

Note 1:	General

The Prudential Variable Contract Account-10 (“VCA-10” or the “Account”) was established on March 1, 1982 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940 (“1940 Act”), as amended. VCA-10 has been designed for use by employers (“Contract-holders”) in making retirement arrangements on behalf of their employees (“Participants”). The investment objective of the Account is long-term growth of capital. The Account’s investments are composed primarily of common stocks. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

PICA issues standard VCA-10 contracts (the “Standard Contracts”), with total annual expenses of 1.00% (as a percentage of net assets). It also issues contracts with lower administrative expenses where warranted by economies of scale and the expense characteristics of the Contract-holder’s retirement arrangement. Prior to January 1, 2011, PICA issued standard contracts and contracts with annual expenses of 0.50% (as a percentage of net assets) (the “0.50% contracts”). The Accumulation Units Values were previously shown on a combined basis. During 2011, PICA issued VCA-10 contract with annual expenses of 0.45% (as a percentage of net assets) (the “0.45% contracts”). The financial statements now show separate Accumulation Units Values for each type of contract.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Account in the preparation of the financial statements.

Securities Valuation:    The Account holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members (the “Committee”) have delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Account’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Account to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Committee at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Account’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Account’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Rights:    The Account may hold rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such rights are held as long positions by the Account until exercised, sold or expired. Rights are valued at fair value in accordance with the Committee Members’ approved fair valuation procedures.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Net investment income and realized and unrealized gain or losses (other than administrative fees) are allocated to the Participants and PICA on a daily basis in proportion to their respective ownership in VCA-10.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes:    The operations of VCA-10 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-10 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-10 has not been reduced by federal income taxes.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Account. PI pays for the services of Jennison.

VCA-10 is subject to fees for investment management and administration services. PICA may impose a reduced Administrative Fee where warranted by economies of scale and the expense characteristics of the employer, association or trust to which Prudential has issued a Contract.

Standard contracts have an effective annual rate of up to 1.00% of the current value of the Participant’s equity of which 0.75% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PI, is for investment management services. The 0.50% contracts have an effective annual rate of up to 0.50% of the current value of the Participant’s equity of which 0.25% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PI, is for investment management services. The 0.45% contracts have an effective annual rate of up to 0.45% of the current value of the Participant’s equity of which 0.20% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PI, is for investment management services.

PICA, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual account charge of not more than $30 is deducted from the account of each Participant, if applicable, at the time of withdrawal of the value of all of the Participant’s accounts or at the year ended by cancelling Units.

Note 4:	Other Transactions with Affiliates

During the year ended December 31, 2012, the Account invested in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 5:	Purchases and Sales of Portfolio Securities

For the year ended December 31, 2012, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $66,480,701 and $86,607,235, respectively.

Note 6:	Unit Transactions

The number of Accumulation Units issued and redeemed for the year ended December 31, 2012 and the year ended December 31, 2011, respectively, are as follows:

Standard Contracts	Units	Amount
Year ended December 31, 2012:
Account units issued	277,286	$2,811,067
Account units redeemed	(2,459,701)	(25,011,387)

Net increase (decrease) in units outstanding	(2,182,415)	$(22,200,320)

Year ended December 31, 2011:
Account units issued	499,673	$5,016,579
Account units redeemed	(3,237,565)	(33,240,098)

Net increase (decrease) in units outstanding	(2,737,892)	$(28,223,519)

0.50% Contracts	Units	Amount
Year ended December 31, 2012:
Account units issued	14,985	$162,760
Account units redeemed	(14,614)	(156,993)

Net increase (decrease) in units outstanding	371	$5,767

Year ended December 31, 2011:
Account units issued	25,294	$270,939
Account units redeemed	(25,983)	(272,165)

Net increase (decrease) in units outstanding	(689)	$(1,226)

0.45% Contracts
Year ended December 31, 2012:
Account units issued	—	$—
Account units redeemed	(109,575)	(1,204,469)

Net increase (decrease) in units outstanding	(109,575)	$(1,204,469)

Period ended December 31, 2011:
Account units issued	1,054,937	$12,227,631
Account units redeemed	(54,026)	(585,575)

Net increase (decrease) in units outstanding	1,000,911	$11,642,056

Note 7:	Net Increase (Decrease) In Net Assets Resulting From Surplus Transfers

The increase (decrease) in net assets resulting from surplus transfers represents the net increase to/(reductions from) PICA’s investment in the Account. This increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 8:	Participant Loans

Loans are considered to be withdrawals from the Account from which the loan amount was deducted, though they are not considered a withdrawal from the MEDLEY Program. Withdrawals, transfers and loans from VCA-10 are considered to be withdrawals of contributions until all of the Participant’s contributions to the Account have been withdrawn, transferred or borrowed.

For the year ended December 31, 2012, $157,895 in participant loans were withdrawn from VCA-10 and $118,358 of principal and interest was repaid to VCA-10. For the year ended December 31, 2011, $385,475 in participant loans were withdrawn from VCA-10 and $173,744 of principal and interest was repaid to VCA-10. Loan repayments are invested in Participant’s account(s) as chosen by the Participant, which may not necessarily be VCA-10. The initial loan proceeds which are being repaid may not necessarily have originated solely from VCA-10. During the year ended December 31, 2012, PICA has advised the Account that it received $1,396 in loan origination fees. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

Note 9.	New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE COMMITTEE AND PARTICIPANTS OF

THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-10:

We have audited the accompanying statement of net assets of The Prudential Variable Contract Account-10 (the “Account”) as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 22, 2013

The Prudential MEDLEY Program — VCA-11 Money Market Account	December 31, 2012

Investment Manager’s Report - As of December 31, 2012

Average Annual Total Returns	7-Day Current Net Yield	1-Year	5-Year	10-Year	Since Inception
VCA-11 Money Market Account[1]— Standard Contract	-0.78%	-0.75%	-0.10%	1.10%	—
VCA-11 Money Market Account— 0.50% Contract	-0.28	-0.25	0.39	1.60	—
VCA-11 Money Market Account— 0.45% Contract	-0.23	-0.20	N/A	N/A	-0.22%
Citigroup 3-Month Treasury Bill Index	—	0.07	0.45	1.69	—

Past performance does not guarantee future returns. Account performance is net of investment fees and fund expenses. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

The yield quotation more closely reflects the current earnings of the Account than the total return quotation. 0.45% contract inception: 4/1/2011. Unless noted otherwise, Index since inception returns reflect performance beginning the closest month-end date to the Account’s inception of the 0.45% contract.

MONEY MARKET ACCOUNT

ONE-YEAR TOTAL RETURN FOR THE

PAST 10 YEARS2

For the year ended December 31, 2012, the value of the standard contract for the Prudential Variable Contract Account 11 (“VCA-11” or the “Account”) declined 0.75%, the value of a contract with annual expenses of 0.50% declined 0.25%, and the value of a contract with annual expenses of 0.45% declined 0.20%.

The Account’s investment objective is to seek high current income and maintain high levels of liquidity. The Account is subadvised by Prudential Fixed Income, a unit of Prudential Investment Management, Inc.

The seven-day current yield and total return of the Account remained near zero throughout the period, as yields on all money market funds in the United States are at historically low levels. Recessionary data kept central bankers around the globe on the path of monetary easing, forcing interest rates lower across the board. The general trend towards a resolution of the European debt problems helped to push three-month LIBOR rates down to 0.30% during the year. At home, the Federal Reserve extended the outlook of easier monetary policy and introduced Mortgage Backed Securities to its Quantitative Easing programs. The Federal Funds effective rate ended the year at 0.09%.

For much of the year, the Account’s weighted average maturity was shorter than the peer group as tight corporate spreads and a flat yield curve provided few investment opportunities. Furthermore, given the on-going sovereign and banking crisis in Europe, the Account maintained a defensive posture relative to the peer group, which adversely impacted performance. The Account, instead, maintained a high level of liquidity by purchasing government and agency securities as well as repurchase agreements.

As year-end approached, the Account reduced its exposure to very short-term transactions known as repurchase agreements, which are collateralized by U.S. Treasury securities or federal agency securities, as the collateral necessary for such transactions became less abundant. The Account subsequently increased its holdings of government agency securities primarily by adding LIBOR (London Interbank Offered Rate) based agency floating rate securities as spreads on this sector widened.

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Account.

[1]	The Account performance results are after the deduction of all expenses and contract charges, but not including the effect of any sales charges. The standard VCA-11 contract has total annual expenses (as a percentage of net assets) of 1.00%. Certain VCA-11 contracts include reduced administrative fees and have total annual expenses of either 0.50% or 0.45%. Performance of the VCA-11 contracts with reduced expenses will be higher than the performance of the standard VCA-11 contract. All total returns are for the periods indicated and are calculated based on changes in unit values.

[2]	The graph is based on the performance of the Standard Contract. Performance of the 0.50% Contract and the 0.45% Contract will be higher due to differences in the fee structure. All the Contracts include total annual expenses (as a percentage of net assets) of 1.00%, 0.50%, and 0.45%, respectively, which are reflected in the performance.

The Citigroup 3-Month Treasury Bill Index is an index whereby equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over and reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. Investors cannot invest directly in an index.

London Interbank Offered Rate (LIBOR). The LIBOR is an interest rate at which banks can borrow funds, in marketable size, from other banks in the London interbank market. The LIBOR is fixed on a daily basis by the British Bankers’ Association.

For current yields on the Money Market Account, please call (800) 458-6333. An investment in the Account is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in the Account.

For a complete list of holdings, refer to the Statement of Net Assets section of this report.

Prudential Investment Management, Inc. is a registered investment advisor and a Prudential Financial Company.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS

December 31, 2012

SHORT-TERM INVESTMENTS — 100.1%	Principal Amount (000)	Value (Note 2)
Certificates of Deposit — 17.7%
Bank of Montreal 0.210%, 01/07/2013	$300	$300,000
Bank of Nova Scotia Houston 0.339%, 10/16/2013(b)	500	500,043
Branch Banking & Trust Co. 0.340%, 03/28/2013	400	400,114
Chase Bank (USA) NA 0.220%, 03/06/2013	300	300,000
Deutsche Bank AG 0.210%, 01/08/2013	400	400,000
DNB Bank ASA 0.332%, 02/08/2013(b)	300	300,023
Royal Bank of Canada NY 2.250%, 03/15/2013	250	250,986
0.397%, 07/11/2013(b)	400	400,000
Skandinaviska Enskilda Banken AB 0.240%, 01/23/2013(a)	500	499,997
Societe Generale 0.240%, 01/04/2013	400	400,000
State Street Bank & Trust Co. 0.200%, 01/02/2013	350	350,000
Sumitomo Mitsui Banking Corp. 0.260%, 03/12/2013	400	400,000
Svenska Handelsbanken AB 0.245%, 01/25/2013	400	400,001
0.758%, 03/18/2013(b)	300	300,255
Toronto Dominion Bank 0.314%, 07/26/2013(b)	350	350,000
Westpac Banking Corp. 0.384%, 05/03/2013(b)	500	500,156

		6,051,575

Commercial Paper — 13.6%
BHP Billiton Finance (USA) Ltd., 144A 0.170%, 01/30/2013(a)	400	399,945
Credit Agricole North America, Inc. 0.300%, 02/04/2013(a)	400	399,887
DNB Bank ASA, 144A 0.459%, 09/20/2013(b)	400	400,000
Electricite de France, 144A 0.430%, 01/11/2013(a)	500	499,940
GDF Suez, 144A 0.270%, 01/28/2013(a)	400	399,919
HSBC USA, Inc. 0.260%, 02/12/2013(a)	400	399,879
ING (U.S.) Funding LLC, 0.270%, 01/10/2013(a)	240	239,984
International Finance Corp. 0.135%, 01/14/2013(a)	400	399,981
JP Morgan Chase & Co. 0.362%, 03/11/2013(b)	500	500,000
Rabobank USA Financial Corp. 0.250%, 01/11/2013(a)	400	399,972
Swedbank AB 0.260%, 01/28/2013(a)	350	349,932

SHORT-TERM INVESTMENTS (continued)	Principal Amount (000)	Value (Note 2)
Commercial Paper (continued)
Toronto Dominion Holdings USA, Inc., 144A 0.290%, 01/22/2013(a)	$250	$249,958

		4,639,397

Other Instruments – Corporate Bonds — 7.0%
Blackrock, Inc., Sr. Unsec’d Notes 0.612%, 05/24/2013(b)	500	500,632
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN 0.490%, 07/15/2013(b)	500	500,457
MetLife Institutional Funding II, Sec’d. Notes, 144A 0.605%, 04/03/2013(b)	500	500,000
Metropolitan Life Global Funding I, Sec’d. Notes, 144A 2.50%, 01/11/2013	300	300,174
Toyota Motor Credit Corp., Unsec’d. Notes, MTN 0.505%, 04/03/2013(b)	250	250,000
Wachovia Corp., Sr. Unsec’d. Notes, MTN 2.083%, 05/01/2013(b)	359	361,026

		2,412,289

U.S. Government Agency Obligations — 44.4%
Federal Farm Credit Bank 0.162%, 07/29/2013(b)	400	399,956
Federal Home Loan Bank 0.120%, 02/04/2013(a)	500	499,943
0.129%, 09/19/2013(b)	500	499,905
0.130%, 02/15/2013(a)	260	259,958
0.139%, 01/16/2013(a)	500	499,971
0.140%, 01/11/2013(a)	400	399,984
0.145%, 01/18/2013(a)	500	499,966
0.150%, 01/04/2013(a)	500	499,994
0.150%, 02/06/2013(a)	500	499,925
0.150%, 02/20/2013(a)	500	499,896
0.160%, 11/26/2013(b)	500	499,909
0.180%, 01/09/2013(a)	500	499,980
0.210%, 01/08/2013	1,000	1,000,011
Federal Home Loan Mortgage Corp. 0.110%, 01/29/2013(a)	400	399,966
0.120%, 01/08/2013(a)	400	399,991
0.150%, 01/09/2013(a)	600	599,980
0.150%, 02/04/2013(a)	500	499,929
0.150%, 02/26/2013(a)	400	399,907
0.150%, 03/26/2013(a)	600	599,790
0.151%, 04/02/2013(a)	500	499,810
0.151%, 09/13/2013(a)	120	119,967
0.160%, 04/16/2013(a)	500	499,767
0.160%, 04/18/2013(a)	500	499,762
0.171%, 03/21/2013(b)	400	400,014
0.174%, 01/07/2013(a)	315	314,991
1.375%, 01/09/2013, MTN	313	313,084
Federal National Mortgage Association 0.160%, 01/02/2013(a)	663	662,997

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS

December 31, 2012

SHORT-TERM INVESTMENTS (continued)	Principal Amount (000)	Value (Note 2)
U.S. Government Agency Obligations (continued)
0.150%, 01/09/2013(a)	$500	$499,983
0.170%, 01/23/2013(a)	500	499,948
0.150%, 02/13/2013(a)	500	499,910
4.000%, 04/08/2013	400	404,041
0.202%, 08/12/2013(b)	500	500,097

		15,173,332

U.S. Treasury Obligations — 3.5%
U.S. Treasury Bill 0.1125%, 01/31/2013(a)	400	399,963
U.S. Treasury Notes 1.375%, 01/15/2013	500	500,231
2.875%, 01/31/2013	300	300,658

		1,200,852

Repurchase Agreements(c) — 13.9%
BNP Paribas Securities Corp. 0.19%, dated 12/31/2012, due 01/07/2013 in the amount of $700,026 (cost $700,000)	700	700,000
BNP Paribas Securities Corp. 0.20%, dated 12/26/2012, due 01/02/2013 in the amount of $700,027 (cost $700,000)	700	700,000
Credit Suisse Securities, Inc. 0.24%, dated 11/23/2012, due 01/07/2013 in the amount of $300,090 (cost $300,000)	300	300,000
Goldman Sachs & Co. 0.26%, dated 11/21/2012, due 01/22/2013 in the amount of $400,179 (cost $400,000)(d)	400	400,000
HSBC Securities (USA) Inc. 0.22%, dated 12/31/2012, due 01/02/2013 in the amount of $1,664,020 (cost $1,664,000)	1,664	1,664,000
Morgan Stanley 0.25%, dated 12/31/2012, due 01/02/2013 in the amount of $1,000,014 (cost $1,000,000)	1,000	1,000,000

		4,764,000

SHORT-TERM INVESTMENTS (continued)	Value (Note 2)
TOTAL INVESTMENTS — 100.1% (cost $34,241,445)	$34,241,445

LIABILITIES LESS, OTHER ASSETS — (0.1)%
Interest Receivable	$26,028
Payable for Pending Capital Transactions	(72,699)

LIABILITIES IN EXCESS OF OTHER ASSETS	(46,671)

Net Assets — 100%	$34,194,774

Net Assets, representing:
Equity of Participants	$34,194,431
Equity of The Prudential Insurance Company of America	343

$34,194,774

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note

(a)	Percentage quoted represents yield-to-maturity as of the purchase date.

(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2012.

(c)	Repurchase agreements are collaterized by FHLMC (coupon rate 5.50%, maturity date 02/01/2036), FNMA (coupon rates 3.50%-6.50%, maturity dates 12/01/2036-05/01/2042), GNMA (coupon rates 3.00%-7.50%, maturity dates 04/15/2013-09/15/2027) and U.S. Treasury Security (coupon rate 0.75%, maturity date 08/15/2013) with the aggregate value, including accrued interest, of $4,868,095.

(d)	Indicates a security that has been deemed illiquid.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS

December 31, 2012

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$6,051,575	$—
Commercial Paper	—	4,639,397	—
Other Instruments – Corporate Bonds	—	2,412,289	—
U.S. Government Agency Obligations	—	15,173,332	—
U.S. Treasury Obligations	—	1,200,852	—
Repurchase Agreements	—	4,764,000	—

Total	$—	$34,241,445	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage on net assets as of December 31, 2012 were as follows:

U.S. Government Agency Obligations	44.4%
Certificates of Deposit	17.7
Repurchase Agreements	13.9
Commercial Paper	13.6
Other Instruments – Corporate Bonds	7.0
U.S. Treasury Obligations	3.5

100.1
Liabilities in Excess of Other Assets	(0.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

INVESTMENT INCOME
Unaffiliated Interest Income	$88,678
EXPENSES
Fees Charged to Participants for Investment Management Services	(91,109)
Fees Charged to Participants for Administrative Expenses	(256,015)
Total Expenses	(347,124)
NET INVESTMENT LOSS	(258,446)
Realized Gain on Investment Transactions	1,006
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(257,440)

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
OPERATIONS
Net Investment Loss	$(258,446)	$(304,418)
Net Realized Gain on Investment Transactions	1,006	856
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(257,440)	(303,562)
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	3,107,940	6,296,546
Withdrawals and Transfers Out	(7,172,202)	(10,421,115)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(4,064,262)	(4,124,569)
NET DECREASE IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(18,000)	(2,822)
TOTAL DECREASE IN NET ASSETS	(4,339,702)	(4,430,953)
NET ASSETS
Beginning of year	38,534,476	42,965,429
End of year	$34,194,774	$38,534,476

Accumulation Unit Values and Equity of Participants as of December 31, 2012
Standard Contract:
Accumulation Unit Value and Equity of Participants, $30,902,989 / 9,434,796 outstanding Accumulation Units	$3.2754

0.50% Contract:
Accumulation Unit Value and Equity of Participants, $1,761,933 / 499,524 outstanding Accumulation Units	$3.5272

0.45% Contract:
Accumulation Unit Value and Equity of Participants, $1,529,509 / 433,213 outstanding Accumulation Units	$3.5306

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-11

INCOME PER ACCUMULATION UNIT*

(For an Accumulation Unit outstanding throughout the year)

	Year Ended December 31, 2012			Year/Period Ended December 31, 2011
	Standard Contract	0.50% Contract	0.45% Contract	Standard Contract	0.50% Contract	0.45% Contract†
Investment Income	$.0081	$.0085	$.0086	$.0070	$.0073	$.0051
Expenses
Investment management fee	(.0083)	(.0088)	(.0088)	(.0083)	(.0088)	(.0067)
Administrative expenses	(.0246)	(.0088)	(.0071)	(.0248)	(.0088)	(.0053)
Net Investment Loss	(.0248)	(.0091)	(.0073)	(.0261)	(.0103)	(.0069)
Capital Changes
Net realized gain (loss) on investment transactions	.0001	.0001	.0001	.0001	.0001	.0000	††
Net Decrease in Accumulation Unit Value	(.0247)	(.0090)	(.0072)	(.0260)	(.0102)	(.0069)
Accumulation Unit Value
Beginning of period	3.3001	3.5362	3.5378	3.3261	3.5464	3.5447
End of period	$3.2754	$3.5272	$3.5306	$3.3001	$3.5362	$3.5378
Total Return**	(.75%)	(.25%)	(.20%)	(.78%)	(.29%)	(.19%)
Ratio of Expenses To Average Net Assets***	1.00%	.50%	.45%	1.00%	.50%	.45	%†††
Ratio of Net Investment Loss To Average Net Assets***	(.75%)	(.26%)	(.21%)	(.79%)	(.29%)	(.23	%)†††
Number of Accumulation Units Outstanding For Participants at end of period (000’s omitted)	9,435	500	433	10,650	495	458

†	Inception Date — April 1, 2011.
††	Less than $.00005.
†††	Annualized.

	Year Ended December 31,
	2010	2009	2008
Investment Income	$.0136	$.0239	$.1010
Expenses
Investment management fee	(.0083)	(.0084)	(.0083)
Administrative expenses	(.0249)	(.0251)	(.0250)
Net Increase (Decrease) in Accumulation Unit Value	(.0196)	(.0096)	.0677
Accumulation Unit Value
Beginning of year	3.3520	3.3616	3.2939
End of year	$3.3324	$3.3520	$3.3616
Total Return**	(.58%)	(.29%)	2.06%
Ratio of Expenses To Average Net Assets***	1.00%	1.00%	1.00%
Ratio of Net Investment Income (Loss) To Average Net Assets***	(.71%)	(.30%)	2.00%
Number of Accumulation Units Outstanding For Participants at end of year (000’s omitted)	12,886	14,777	16,736

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
***	These calculations exclude PICA’s equity in VCA-11.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-11

Note 1:	General

The Prudential Variable Contract Account-11 (VCA-11 or the Account) was established on March 1, 1982 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-11 has been designed for use by employers (Contract-holders) in making retirement arrangements on behalf of their employees (Participants). The investment objective of the Account is to realize a high level of current income as is consistent with the preservation of capital and liquidity. Its investments are primarily composed of short-term securities. The ability of the issuers of the securities held by the Account to meet their obligations may be affected by economic developments in a specific state, industry or region. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

PICA issues standard VCA-11 contracts (the “Standard Contracts”), with total annual expenses of 1.00% (as a percentage of net assets). It also issues contracts with lower administrative expenses where warranted by economies of scale and the expense characteristics of the Contract-holder’s retirement arrangement. Prior to January 1, 2011, PICA issued standard contracts and contracts with annual expenses of 0.50% (as a percentage of net assets) (the “0.50% contracts”). The Accumulation Units Values were previously shown on a combined basis. During 2011, PICA issued VCA-11 contract with annual expenses of 0.45% (as a percentage of net assets) (the “0.45% contracts”). The financial statements now show separate Accumulation Units Values for each type of contract.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Account in the preparation of the financial statements.

Securities Valuations:    The Account holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members have delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Account’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Account to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Account’s Committee at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Account’s investments, which are summarized in the three broad levels hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

The Account values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Accounts’ Committee Members.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Account may hold up to 5% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains or losses from security transactions are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Net investment income (other than administration fees) is allocated to the Participants and PICA on a daily basis in proportion to their respective ownership or investment in VCA-11.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes:    The operations of VCA-11 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-11 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-11 has not been reduced by federal income taxes.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Account’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Account may be delayed or limited.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with management of the Account. PI pays for the services of PIM.

VCA-11 is subject to fees for investment management and administration services. PICA may impose a reduced Administrative Fee where warranted by economies of scale and the expense characteristics of the employer, association or trust to which Prudential has issued a Contract.

Standard contracts have an effective annual rate of up to 1.00% of the current value of the Participant’s equity of which 0.75% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PI, is for investment management services. The 0.50% contracts have an effective annual rate of up to 0.50% of the current value of the Participant’s equity of which 0.25% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PI, is for investment management services. The 0.45% contracts have an effective annual rate of up to 0.45% of the current value of the Participant’s equity of which 0.20% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PI, is for investment management services.

PICA, PI and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual account charge of not more than $30 is deducted from the account of each Participant, if applicable, at the time of withdrawal of the value of all of the Participant’s accounts or at the end of the fiscal year by cancelling Units.

Note 4:	Unit Transactions

The number of Accumulation Units issued and redeemed for the year ended December 31, 2012 and the year ended December 31, 2011, respectively, are as follows:

Standard Contract	Units	Amount
Year ended December 31, 2012:
Account units issued	887,322	$2,918,023
Account units redeemed	(2,102,783)	(6,912,097)

Net increase (decrease) in units outstanding	(1,215,461)	$(3,994,074)

Year ended December 31, 2011:
Account units issued	1,159,884	$3,842,466
Account units redeemed	(3,027,129)	(10,020,696)

Net increase (decrease) in units outstanding	(1,867,245)	$(6,178,230)

0.50% Contract
Year ended December 31, 2012:
Account units issued	53,782	$189,917
Account units redeemed	(49,096)	(173,383)

Net increase (decrease) in units outstanding	4,686	$16,534

Year ended December 31, 2011:
Account units issued	173,352	$613,671
Account units redeemed	(47,164)	(167,056)

Net increase (decrease) in units outstanding	126,188	$446,615

0.45% Contract
Year ended December 31, 2012:
Account units issued	—	$—
Account units redeemed	(24,532)	(86,722)

Net increase (decrease) in units outstanding	(24,532)	$(86,722)

Period ended December 31, 2011:
Account units issued	518,078	$1,836,409
Account units redeemed	(60,333)	(213,751)

Net increase (decrease) in units outstanding	457,745	$1,622,658

Note 5:	Net Increase (Decrease) In Net Assets Resulting From Surplus Transfers

The increase (decrease) in net assets from surplus transfers represents the net increases to/(reductions from) PICA’s investment in the Account. This increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 6:	Participant Loans

Loans are considered to be withdrawals from the Account from which the loan amount was deducted, though they are not considered a withdrawal from the MEDLEY Program. Withdrawals, transfers and loans from VCA-11 are considered to be withdrawals of contributions until all of the Participant’s contributions to the Account have been withdrawn, transferred or borrowed.

For the year ended December 31, 2012, $81,187 in participant loans were withdrawn from VCA-11 and $105,887 of principal and interest was repaid to VCA-11. For the year ended December 31, 2011, $108,715 in participant loans were withdrawn from VCA-11 and $117,979 of principal and interest was repaid to VCA-11. Loan repayments are invested in Participant’s account(s) as chosen by the Participant, which may not necessarily be VCA-11. The initial loan proceeds which are being repaid may not necessarily have originated solely from VCA-11. During the year ended December 31, 2012, PICA has advised the Account that it received $1,175 in loan origination fees. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

Note 7:	New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE COMMITTEE AND PARTICIPANTS OF

THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-11:

We have audited the accompanying statement of net assets of The Prudential Variable Contract Account-11 (the “Account”) as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 22, 2013

THE VCA 10 & 11 COMMITTEES AND OFFICERS

MANAGEMENT OF VCA 10 & 11 (Unaudited)

VCA 10 and VCA 11 are managed by The Prudential Variable Contract Account 10 Committee (the VCA 10 Committee) and The Prudential Variable Contract Account 11 Committee (the VCA 11 Committee), respectively. The members of the VCA 10 Committee and the VCA 11 Committee are each elected by the persons having voting rights in respect of the VCA 10 Account and the VCA 11 Account. The affairs of the VCA 10 Account and the VCA 11 Account are each conducted in accordance with the Rules and Regulations of each Account.

Information pertaining to the Committee Members of VCA 10 and VCA 11 is set forth below. Committee Members who are not deemed to be “interested persons” of VCA 10 or VCA 11 as defined in the 1940 Act, as amended (the Investment Company Act) are referred to as “Independent Committee Members.” Committee Members who are deemed to be “interested persons” of VCA 10 or VCA 11 are referred to as “Interested Committee Members.” “Fund Complex” consists of VCA 10 and VCA 11 and any other investment companies managed by PI. Information pertaining to the Officers of VCA 10 and VCA 11 is also set forth below.

Independent Committee Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Kevin J. Bannon (60) Committee Member Portfolios Overseen: 63	Managing Director (since April 2008) and Chief Investment Officer (since October 2008) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (since September 2008).
Linda W. Bynoe (60) Committee Member Portfolios Overseen: 63	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).
Michael S. Hyland, CFA (67) Committee Member Portfolios Overseen: 63	Independent Consultant (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Douglas H. McCorkindale (73) Committee Member Portfolios Overseen: 63	Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).	Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).
Stephen P. Munn (70) Committee Member Portfolios Overseen: 63	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	Lead Director (since 2007) of Carlisle Companies Incorporated (manufacturer of industrial products).
Richard A. Redeker (69) Committee Member & Independent Chair Portfolios Overseen: 63	Retired Mutual Fund Senior Executive (44 years); Management Consultant; Independent Directors Council (organization of 2,800 Independent Mutual Fund Directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.
Robin B. Smith (73) Committee Member Portfolios Overseen: 63	Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); Member of the Board of Directors of ADLPartner (marketing) (since December 2010); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.	Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).
Stephen G. Stoneburn (69) Committee Member Portfolios Overseen: 63	Chairman, (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

Interested Committee Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stuart S. Parker (50) Committee Member & President Portfolios Overseen: 63	President of Prudential Investments LLC (since January 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005-December 2011).	None.
Scott E. Benjamin (39) Committee Member & Vice President Portfolios Overseen: 63	Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.

(1) The year that each Committee Member joined each Committee is as follows: Kevin J. Bannon, 2008; Linda W. Bynoe, 2008; Michael S. Hyland, 2008; Douglas H. McCorkindale, 2008; Stephen P. Munn, 2008; Richard A. Redeker, 2008; Robin B. Smith, 2008; Stephen G. Stoneburn, 2008; Stuart S. Parker, Committee Member and President since 2012; Scott E. Benjamin, Committee Member since 2010 and Vice President since 2009.

VCA 10 / 11 Officers(a)(1)
Name, Address and Age Position with VCA 10 & VCA 11	Principal Occupation(s) During Past Five Years
Raymond A. O’Hara (57) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of PMFS (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988-August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).
Deborah A. Docs (55) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.
Jonathan D. Shain (54) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.
Claudia DiGiacomo (38) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).
Andrew R. French (50) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of PMFS.
Amanda S. Ryan (35) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray (2008-2012).
Timothy J. Knierim (54) Chief Compliance Officer	Chief Compliance Officer of Prudential Investment Management, Inc. (since July 2007); formerly Chief Risk Officer of Prudential Investment Management, Inc. and Prudential Investments LLC (2002-2007) and formerly Chief Ethics Officer of Prudential Investment Management, Inc. and Prudential Investments LLC (2006-2007).
Valerie M. Simpson (54) Deputy Chief Compliance Officer	Chief Compliance Officer (since April 2007) of Prudential Investments LLC and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.
Theresa C. Thompson (50) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).
Richard W. Kinville (44) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).
Grace C. Torres (53) Treasurer and Principal Financial and Accounting Officer	Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of Prudential Investments LLC; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.

VCA 10 / 11 Officers(a)(1)
Name, Address and Age Position with VCA 10 & VCA 11	Principal Occupation(s) During Past Five Years
M. Sadiq Peshimam (49) Assistant Treasurer	Vice President (since 2005) of Prudential Investments LLC.
Peter Parrella (54) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).

(a) Excludes Mr. Parker and Mr. Benjamin, interested Committee Members who also serve as President and Vice President, respectively.

(1) The year in which each individual became an Officer of VCA 10 and VCA 11 is as follows: Raymond A. O’Hara, 2012; Deborah A. Docs, 2005; Jonathan D. Shain, 2005; Claudia DiGiacomo, 2005; Andrew R. French, 2006; Amanda S. Ryan, 2012; Timothy J. Knierim, 2008; Valerie M. Simpson, 2008; Theresa C. Thompson, 2008; Richard W. Kinville, 2011; Grace C. Torres, 1997; Peter Parrella, 2007; M. Sadiq Peshimam, 2006.

Explanatory Notes to Tables:

■	Committee Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

■	Unless otherwise noted, the address of all Committee Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

■

There is no set term of office for Committee Members or Officers. The Committee Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

■

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

■

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

The Prudential Series Fund

The following pages represent information on the Prudential Series Fund Portfolios. Returns are at the Portfolio level, not at the Subaccount level.

Each Subaccount of VCA-24 will invest in the corresponding portfolio of the Prudential Series Fund (the “Fund”). Of the portfolios comprising the Fund, seven portfolios are presently available to The MEDLEY Program. The Diversified Bond Subaccount invests in the Diversified Bond Portfolio, the Government Income Subaccount in the Government Income Portfolio, the Conservative Balanced Subaccount in the Conservative Balanced Portfolio, the Flexible Managed Subaccount in the Flexible Managed Portfolio, the Stock Index Subaccount in the Stock Index Portfolio, the Equity Subaccount invests in the Equity Portfolio, and the Global Subaccount in the Global Portfolio.

There is no assurance that the investment objective of the portfolios will be attained, nor is there any guarantee that the amount available to a Participant will equal or exceed the total contributions made on that Participant’s behalf. The value of the investments held in each account may fluctuate daily and is subject to the risks of both changing economic conditions and the selection of investments necessary to meet the Subaccounts’ or Portfolios’ objectives.

Important Note

This information supplements the financial statements and other information included in this Report to Participants in The MEDLEY Program. It highlights the investment performance of the seven portfolios of the Fund which are available through the Prudential Variable Contract Account-24. The rates of return quoted on the following pages reflect deduction of investment management fees and portfolio expenses, but not product charges. They reflect the reinvestment of dividend and capital gains distributions. They are not an estimate or a guarantee of future performance.

Contract unit values increase or decrease based on the performance of the portfolio and when redeemed, may be worth more or less than original cost. Changes in contract values depend not only on the investment performance of the Portfolio but also on the insurance, administrative charges and applicable sales charges, if any, under a contract. These contract charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses.

The Prudential Series Fund, Conservative Balanced Portfolio	December 31, 2012

Investment Manager’s Report - As of December 31, 2012

Average Annual Total Returns	1-Year	5-Year	10-Year
Portfolio	11.23%	4.16%	6.67%
Blended Index	9.68	3.70	6.08
S&P 500 Index	15.99	1.66	7.10

Past performance does not guarantee future returns. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

Portfolio performance is net of investment fees and fund expenses, but not product charges, which, if included, would significantly lower the performance quoted. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

$10,000 INVESTED OVER 10 YEARS

For the year ended December 31, 2012, the Conservative Balanced Portfolio returned 11.23%.

The Portfolio is subadvised by Prudential Investment Management Inc. and Quantitative Management Associates LLC. The Portfolio’s investment objective is total investment return consistent with a conservatively managed diversified portfolio.

The Portfolio’s gain for the year reflected strong equity market performance, combined with solid fixed income returns. The Portfolio out-performed its blended benchmark due to solid active returns from the fixed income portion of the Portfolio, timely tactical asset allocation calls, and strong active returns from the equity portion of the Portfolio. The Portfolio was overweight stocks and underweight cash for much of the year though we did retreat closer to benchmarks during the spring slump for stocks. A more aggressive stance toward year end also paid off, as stocks recovered from the post-election correction and rallied strongly on the last day of 2012.

Throughout the year, the news media was full of reports about investors’ and business owners’ anxiety and uncertainty. But at the end of the year, stocks were up more than 15% in the U.S., as the economic recovery continued (albeit at a slow pace), housing showed signs of life, Europe seemed to stabilize a bit, and the worst-case global scenario did not materialize. Aggressive monetary policy in the U.S. and Europe, although politically controversial, seemed to succeed in encouraging somewhat more risk-taking and improving market confidence. These policies will not continue indefinitely, but central banks seemed committed to keeping them in place until clear signs of a more sustainable recovery are apparent.

U.S. Treasury bonds and other high-quality sovereign debt hit record-low yields in 2012 before rising modestly by year-end. Investors continued to pour money into bond funds in 2012, though there were some reports that this flow may have moderated toward year end, and that investors might re-discover stocks in 2013.

The Portfolio uses fully collateralized futures to manage daily cash flows, which had no material impact on portfolio performance.

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Fund.

Blended Index consists of S&P 500 Index (50%), Barclays U.S. Aggregate Bond Index (40%), an unmanaged index comprised of more than 5,000 government and corporate bonds, and 3-Month T-Bill Index (10%), an unmanaged market value-weighted index of investment grade fixed rate public obligations of the U.S. Treasury with maturities of three months, excluding zero coupon strips. S&P 500 Index is an unmanaged, market value-weighted index of 500 stocks generally representative of the broad stock market. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. Investors cannot invest directly in a market index. For a complete list of holdings, refer to the Schedule of Investments section of this report.

Prudential Investment Management, Inc., and Quantitative Management Associates LLC are registered investment advisors and Prudential Financial companies.

The Prudential Series Fund, Diversified Bond Portfolio	December 31, 2012

Investment Manager’s Report - As of December 31, 2012

Average Annual Total Returns	1-Year	5-Year	10-Year
Portfolio	10.68%	8.89%	7.13%
Barclays U.S. Aggregate Bond Index	4.22	5.95	5.18

Past performance does not guarantee future returns. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

Portfolio performance is net of investment fees and fund expenses, but not product charges, which, if included, would significantly lower the performance quoted. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

$10,000 INVESTED OVER 10 YEARS

For the year ended December 31, 2012, the Diversified Bond Portfolio returned 10.68%.

The Portfolio is subadvised by Prudential Fixed Income, a unit of Prudential Investment Management, Inc. The Portfolio’s investment objective is a high level of income over a longer term while providing reasonable safety of capital.

2012 was an outstanding year for fixed-income securities, especially ones that carried credit risk. This favorable environment enabled the Portfolio to finish the year well ahead of the Barclays U.S. Aggregate Bond Index (the Index), which returned 4.22%. Treasury bonds, mortgage-backed securities and agency debentures, which comprise the vast majority of the Index, were significantly outpaced by riskier assets, as a general improvement in the European sovereign debt crisis quelled investor fears of a catastrophic Euro-zone event triggering excess market volatility. Moreover, repeated intervention by the Federal Reserve (the Fed) led to U.S. government bond yields declining from already low levels at the end of 2011. Bond prices and yields move in opposite directions, so prices rose in this environment.

Helping to push yields lower was the announcement in June of a continuation of Operation Twist, in which the Fed sold shorter-term debt and used the proceeds to buy longer-term Treasuries. In September the Fed unveiled plans to purchase $40 billion per month of agency mortgage-backed securities, and in December the central bank committed to buying an additional $45 per month of longer-term Treasury securities. These new rounds of quantitative easing were dubbed “QE3” and “QE4,” respectively. Likewise, in September the European Central Bank (ECB) announced a program of Outright Monetary Transactions, effectively establishing the ECB as a “lender of last resort” for debt-strapped sovereigns in the Euro-zone.

An overweight to spread sectors which outperformed government bonds was the primary driver of performance relative to the Index. The Portfolio’s overweight in commercial mortgage-backed securities (CMBS) also contributed to returns as the sector has benefited from stabilizing commercial real estate values and improving supply/demand levels. The Portfolio’s positions in high yield corporate bonds, bank loans and emerging market debt also boosted returns.

Security selection was another prominent contributor. In asset-backed securities, positions in AAA-rated collateralized loan obligations were beneficial, as were positions in mortgage-backed securities. In investment grade corporate bonds, an emphasis on financials helped as the sector continued to recover from the global credit crisis that began in 2008.

Foreign exchange positions added value in certain G10 currencies (a group of ten currencies considered to be world’s most liquid) including New Zealand, Australia and the Canadian dollar, and in a variety of emerging market currencies as many outperformed the U.S. dollar for the year. Tactical duration strategies and yield curve positioning also contributed to the Portfolio’s performance. (Duration measures the approximate price change of a bond portfolio for a given change in interest rates.)

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Fund.

Barclays U.S. Aggregate Bond Index is an unmanaged index comprised of more than 5,000 government and corporate bonds. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. Investors cannot invest directly in a market index. For a complete list of holdings, refer to the Schedule of Investments section of this report.

The Prudential Series Fund, Equity Portfolio	December 31, 2012

Investment Manager’s Report - As of December 31, 2012

Average Annual Total Returns	1-Year	5-Year	10-Year
Portfolio: Class I	13.69%	0.97%	7.62%
Portfolio: Class II	13.23	0.56	7.19
Russell 1000® Index	16.42	1.92	7.52
S&P 500 Index	15.99	1.66	7.10

Past performance does not guarantee future returns. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

Portfolio performance is net of investment fees and fund expenses, but not product charges, which, if included, would significantly lower the performance quoted. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

$10,000 INVESTED OVER 10 YEARS1

The Russell 1000® Index is a trademark/service mark of the Frank Russell Company. Russell® is a trademark of the Frank Russell Company.

For the year ended December 31, 2012, the Equity Portfolio Class I shares returned 13.69% and Class II shares returned 13.23%.

The Portfolio is subadvised by Jennison Associates LLC (Jennison). The Portfolio’s investment objective is long-term growth of capital.

Despite a largely flat fourth quarter, U.S. equity markets, as measured by the broad market indexes, realized substantial gains for the year. The S&P 500 (the Index) rose nearly 16.0%, with all sectors posting double digit returns except energy and utilities, which had single-digit returns. The financials and consumer discretionary sectors had the strongest performances. The Portfolio underperformed the Index.

Stock selection was detrimental in most sectors, and especially in healthcare and telecommunication services.

Telecommunication services included the largest individual detractor, NII Holdings, a wireless provider that has been converting to 3G services in Latin America and has been hurt by price competition and adverse exchange rates. Other notable detractors came from a variety of sectors, including Marvell Technology Group in information technology, Anadarko Petroleum in energy, and Chipotle Mexican Grill, the fast casual restaurant company, in consumer discretionary. Marvell’s profits declined because of continued weakness in both its mobile and wireless and storage segments. Jennison’s investment expectations did not play out as anticipated and the manager closed its position.

An underweight position in financials further detracted from relative returns. The absence of Bank of America from the Portfolio was the most significant source of relative weakness in the sector.

Stock selection was beneficial in information technology and industrials. Several of the top individual contributors in the Portfolio were information technology companies, including Apple, MasterCard, and salesforce.com. Despite some weak picks in consumer discretionary, several companies in the sector were among the largest individual contributors, including Comcast and Amazon.

Shares of Comcast rose steadily through the period, and the stock remains attractive in Jennison’s view because of the company’s stable growth in its cable business, recent initiatives to fill in gaps in its wireless product lineups, and the likelihood of a large share buyback in the near future.

Salesforce.com, whose hosted applications provide access to software functions remotely as a web-based service, derives strength from its original application, salesforce.com, and new offerings, which are helping the company both expand to new markets and deepen relationships with existing customers.

An overweight position in consumer discretionary and an underweight position in utilities also provided a boost to relative returns. Liberty Global and Lululemon Athletica were two significant consumer discretionary contributors absent from the index.

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Fund.

[1]	The graph is based on the performance of Class I shares. Performance of Class II shares will be lower due to differences in the fee structure. Class II shares have associated 12b-1 and administrative fees at an annual rate of 0.25% and 0.15%, respectively, of the average daily net assets of the Class II shares.

Russell 1000® Index is an unmanaged market cap-weighted index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market. S&P 500 Index is an unmanaged, market value-weighted index of 500 stocks generally representative of the broad stock market. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. Investors cannot invest directly in a market index. For a complete list of holdings, refer to the Schedule of Investments section of this report.

Jennison Associates LLC is a registered investment advisor and a Prudential Financial company.

The Prudential Series Fund, Flexible Managed Portfolio	December 31, 2012

Investment Manager’s Report - As of December 31, 2012

Average Annual Total Returns	1-Year	5-Year	10-Year
Portfolio	13.37%	3.63%	7.37%
Blended Index	11.07	3.53	6.44
S&P 500 Index	15.99	1.66	7.10

Past performance does not guarantee future returns. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

Portfolio performance is net of investment fees and fund expenses, but not product charges, which, if included, would significantly lower the performance quoted. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

$10,000 INVESTED OVER 10 YEARS

For the year ended December 31, 2012, the Flexible Managed Portfolio returned 13.37%.

The Portfolio is subadvised by Prudential Investment Management, Inc. and Quantitative Management Associates LLC. The Portfolio’s investment objective is total return consistent with an aggressively managed, diversified portfolio.

The Portfolio’s gain for the year reflected strong equity market performance, combined with solid fixed income returns. The Portfolio out-performed its blended benchmark due to solid active returns from the fixed income portion of the Portfolio, timely tactical asset allocation calls, and strong active returns from the equity portion of the Portfolio. The Portfolio was overweight stocks and underweight cash for much of the year, though we did retreat closer to benchmarks during the spring slump for stocks. A more aggressive stance toward year end also paid off, as stocks recovered from the post-election correction and rallied strongly on the last day of 2012.

Throughout the year, the news media was full of reports about investors’ and business owners’ anxiety and uncertainty. But at the end of the year, stocks were up more than 15% in the U.S., as the economic recovery continued (albeit at a slow pace), housing showed signs of life, Europe seemed to stabilize a bit, and the worst-case global scenario did not materialize. Aggressive monetary policy in the U.S. and Europe, although politically controversial, seemed to succeed in encouraging somewhat more risk-taking and improving market confidence. These policies will not continue indefinitely, but central banks seemed committed to keeping them in place until clear signs of a more sustainable recovery are apparent.

U.S. Treasury bonds and other high-quality sovereign debt hit record-low yields in 2012 before rising modestly by year-end. Investors continued to pour money into bond funds in 2012, though there were some reports that this flow may have moderated toward year-end, and that investors might re-discover stocks in 2013.

The Portfolio uses fully collateralized futures to manage daily cash flows, which had no material impact on portfolio performance.

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Fund.

Blended Index consists of S&P 500 Index (60%), Barclays U.S. Aggregate Bond Index (35%), an unmanaged index comprised of more than 5,000 government and corporate bonds, and 3-Month T-Bill Index (5%), an unmanaged market value-weighted index of investment grade fixed rate public obligations of the U.S. Treasury with maturities of three months, excluding zero coupon strips. S&P 500 Index is an unmanaged, market value-weighted index of 500 stocks generally representative of the broad stock market. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. Investors cannot invest directly in a market index. For a complete list of holdings, refer to the Schedule of Investments section of this report.

The Prudential Series Fund, Global Portfolio	December 31, 2012

Investment Manager’s Report - As of December 31, 2012

Average Annual Total Returns	1-Year	5-Year	10-Year
Portfolio	17.52%	-1.56%	7.62%
MSCI World Index (GD)	16.54	-0.60	8.08

Past performance does not guarantee future returns. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

Portfolio performance is net of investment fees and fund expenses, but not product charges, which, if included, would significantly lower the performance quoted. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

$10,000 INVESTED OVER 10 YEARS

For the year ended December 31, 2012, the Global Portfolio returned 17.52%.

The Portfolio is subadvised by Marsico Capital Management, LLC (U.S. growth stocks), T. Rowe Price Associates, Inc. (U.S. value stocks), William Blair & Company LLC (international growth stocks), and LSV Asset Management (international value stocks). The Portfolio’s investment objective is to achieve long-term growth of capital.

The MSCI World Index (GD) (the Index) returned 16.54%, with the domestic market performing near the average, Japan considerably behind, and Europe, despite the economic uncertainty there, turning in a strong performance. The United Kingdom was about average. In terms of economic sectors, financials and consumer discretionary led both the domestic and international markets. The international telecommunications, energy, and utilities sectors had negative returns over the year. Although no domestic sector declined, the utilities and energy sectors also were notably weak, the only ones with single-digit returns.

The William Blair International Growth segment was the top contributor to the Portfolio’s good performance relative to the Index, outperforming the broad international equity market during the period because of strong stock selection in the healthcare, industrials, materials, and telecommunication sectors. It also was helped by an underweight in Japan. The T. Rowe Price Large Cap Value segment outperformed the Russell 1000 Value index, driven primarily by good stock selection, particularly within the financial services sector.

On the negative side, both the large cap growth segment managed by Marsico Capital Management and the international value segment managed by LSV Asset Management trailed their targets. Underperformance of the large cap growth segment was due primarily to stock selection in the healthcare, consumer discretionary, and energy sectors. The top detractors in international value were stock selection in the consumer staples sector and overweights in the poor-performing telecommunications services and energy sectors. This was partially offset by good stock selection within the materials sector.

The use of derivative instruments in this Portfolio is not a principal strategy of the four subadvisers. The types of derivatives employed most often are equity futures contracts (to help manage cash flows in the Portfolio) and currency forwards and futures contracts (to hedge a portion of currency exposure in the Portfolio). Currency hedging in the portion of the Portfolio managed by William Blair had a positive impact on portfolio performance during 2012.

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Fund.

MSCI World Index (GD) - The Morgan Stanley Capital International World Index is an unmanaged capitalization weighted index which includes the equity markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, United Kingdom, and United States. The GD version does not reflect the impact of withholding taxes on reinvested dividends. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. Investors cannot invest directly in a market index. For a complete list of holdings, refer to the Schedule of Investments section of this report.

The Prudential Series Fund, Government Income Portfolio	December 31, 2012

Investment Manager’s Report - As of December 31, 2012

Average Annual Total Returns	1-Year	5-Year	10-Year
Portfolio	3.63%	6.04%	4.76%
Barclays Government Bond Index	2.02	5.23	4.66

Past performance does not guarantee future returns. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

Portfolio performance is net of investment fees and fund expenses, but not product charges, which, if included, would significantly lower the performance quoted. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

$10,000 INVESTED OVER 10 YEARS

For the year ended December 31, 2012, the Government Income Portfolio returned 3.63%.

The Portfolio is subadvised by Prudential Investment Management, Inc. and its investment objective is a high level of income over the long term consistent with the preservation of capital.

With the U.S. economy on track to grow at a more moderate pace, bond investors generally became less risk averse, especially through the second half of the year. However, broad fixed income indexes painted a bland picture of overall bond performance in 2012, as the Barclays U.S. Aggregate Bond Index posted a modest return. Tensions in Europe declined through the second half of the year. As a result, yields on the debt of peripheral countries in the Euro-zone declined and created a tailwind for most bonds globally as fears of a financial “contagion-effect” in Europe abated. In the final weeks of the year, the media focused primarily on the so-called “U.S. fiscal cliff.” However, the markets largely shrugged off the cliff, as it morphed into more of a manageable slope.

The Portfolio outperformed its benchmark, the Barclays Government Bond Index (the Index), which returned 2.02%. Sector selection was the primary driver of the Portfolio’s performance. The Portfolio held an overweight exposure relative in the Index to high quality commercial mortgage-backed securities (CMBS) which performed strongly during the year. While it was a decent year for U.S. Treasuries, most other high-quality fixed-income asset classes, including mortgage-backed securities, and CMBS in which the Portfolio invests, outperformed U.S. government debt by a considerable margin. The Portfolio’s underweight in Treasuries and overweight in these other high quality sectors contributed to outperformance.

These positive factors were modestly offset by security selection within the CMBS sector, as the Portfolio had a higher quality bias at a time when lower credit quality securities within the sector were rallying the most.

Tactical duration strategies and yield curve positioning that were partially implemented via interest rate swaps (derivatives) modestly benefited performance. (Duration measures the approximate price change of a bond portfolio for a given change in interest rates.) The Portfolio’s exposure to the Prudential Short Term Bond Fund also benefited performance as the Fund’s net asset value (NAV), which moves inversely from the yield, rose throughout much of the year as yields declined.

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Fund.

Barclays Government Bond Index is a weighted unmanaged index comprised of securities issued or backed by the U.S. Government, its agencies, and instrumentalities with a remaining maturity of one to 30 years. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. Investors cannot invest directly in a market index. For a complete list of holdings, refer to the Schedule of Investments section of this report.

The Prudential Series Fund, Stock Index Portfolio	December 31, 2012

Investment Manager’s Report - As of December 31, 2012

Average Annual Total Returns	1-Year	5-Year	10-Year
Portfolio	15.68%	1.44%	6.80%
S&P 500 Index	15.99	1.66	7.10

Past performance does not guarantee future returns. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

Portfolio performance is net of investment fees and fund expenses, but not product charges, which, if included, would significantly lower the performance quoted. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

$10,000 INVESTED OVER 10 YEARS

For the year ended December 31, 2012, the Stock Index Portfolio returned 15.68%.

The Portfolio is subadvised by Quantitative Management Associates LLC (QMA). The Portfolio’s investment objective is to achieve investment results that generally correspond to the performance of publicly traded common stocks.

Potential tracking error differences, brokerage costs, as well as other costs and expenses of the Portfolio, may cause its return to be lower than that of the S&P 500 Index. It underperformed the S&P 500 Index by a modest amount in 2012.

At the end of the year, Congress was well on its way to partially resolving its differences over the much-dreaded “fiscal cliff,” which should help forestall recessionary fears in the U.S. during 2013. Little noticed was that the S&P 500 turned in a near 16% performance for 2012, its third straight positive annual return. In fact, with a little more luck in the U.S. and abroad, it is possible that 2013 will follow suit, thereby continuing the “quiet bull market” we have enjoyed since 2010.

Housing looked to be on the outer edges of a rebound, which, considering its role in bringing the U.S. economy to its veritable knees in recent years, is a particularly positive sign for the near-term economic future. Other sectors, notably autos, chimed in with positive news for the year. Financials were among the best performing sectors during the year. Economically sensitive sectors, such as industrials and materials, performed well, while defensive sectors such as consumer staples, telecom, and utilities performed poorly.

The Portfolio uses derivative instruments, though not as a principal investment strategy. It had a small position in futures contracts on the S&P 500 Index to help enhance the liquidity of the Portfolio. This exposure did not have a material impact on its performance.

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Fund.

S&P 500 Index is an unmanaged, market value-weighted index of 500 stocks generally representative of the broad stock market. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. Investors cannot invest directly in a market index. For a complete list of holdings, refer to the Schedule of Investments section of this report.

The Prudential Series Fund Fees and Expenses — unaudited	December 31, 2012

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2012 through December 31, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
Conservative Balanced (Class I)	Actual	$1,000.00	$1,042.80	0.58%	$2.98
	Hypothetical	$1,000.00	$1,022.22	0.58%	$2.95
Diversified Bond (Class I)	Actual	$1,000.00	$1,054.60	0.44%	$2.27
	Hypothetical	$1,000.00	$1,022.92	0.44%	$2.24
Equity (Class I)	Actual	$1,000.00	$1,074.10	0.47%	$2.45
	Hypothetical	$1,000.00	$1,022.77	0.47%	$2.39
Equity (Class II)	Actual	$1,000.00	$1,072.00	0.87%	$4.53
	Hypothetical	$1,000.00	$1,020.76	0.87%	$4.42
Flexible Managed (Class I)	Actual	$1,000.00	$1,052.70	0.63%	$3.25
	Hypothetical	$1,000.00	$1,021.97	0.63%	$3.20
Global (Class I)	Actual	$1,000.00	$1,101.30	0.83%	$4.38
	Hypothetical	$1,000.00	$1,020.96	0.83%	$4.22
Government Income (Class I)	Actual	$1,000.00	$1,015.30	0.49%	$2.48
	Hypothetical	$1,000.00	$1,022.67	0.49%	$2.49
Stock Index (Class I)	Actual	$1,000.00	$1,057.90	0.32%	$1.66
	Hypothetical	$1,000.00	$1,023.53	0.32%	$1.63

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended December 31, 2012, and divided by the 366 days in the Portfolio’s fiscal year ended December 31, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	December 31, 2012

LONG-TERM INVESTMENTS — 92.7%
COMMON STOCKS — 52.5%	Shares	Value (Note 2)
Aerospace & Defense — 1.2%
BAE Systems PLC (United Kingdom)	16,977	$94,362
Boeing Co. (The)	60,600	4,566,816
European Aeronautic Defense and Space Co. NV (Netherlands)	9,218	363,387
General Dynamics Corp.	31,700	2,195,859
Honeywell International, Inc.	68,412	4,342,110
L-3 Communications Holdings, Inc.	9,000	689,580
Lockheed Martin Corp.	24,000	2,214,960
Northrop Grumman Corp.	22,962	1,551,772
Precision Castparts Corp.	12,900	2,443,518
Raytheon Co.	28,700	1,651,972
Rockwell Collins, Inc.(a)	14,000	814,380
Singapore Technologies Engineering Ltd. (Singapore)	33,000	104,155
Textron, Inc.	23,100	572,649
Thales SA (France)	8,280	288,498
United Technologies Corp.	75,200	6,167,152

		28,061,170

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	14,600	923,012
Deutsche Post AG (Germany)	8,206	180,742
Expeditors International of Washington, Inc.	18,600	735,630
FedEx Corp.	27,500	2,522,300
United Parcel Service, Inc. (Class B Stock)	66,400	4,895,672

		9,257,356

Airlines
Ryanair Holdings PLC (Ireland), ADR	8,300	284,524
Southwest Airlines Co.	67,800	694,272

		978,796

Auto Components — 0.2%
BorgWarner, Inc.*(a)	10,200	730,524
Bridgestone Corp. (Japan)	3,300	85,904
CIE Generale des Etablissements Michelin (France) (Class B Stock)	3,929	376,475
Delphi Automotive PLC*	23,500	898,875
Denso Corp. (Japan)	1,200	41,789
Goodyear Tire & Rubber Co. (The)*	28,000	386,680
Johnson Controls, Inc.	62,000	1,903,400
Toyoda Gosei Co. Ltd. (Japan)	4,400	89,438

		4,513,085

Automobiles — 0.3%
Bayerische Motoren Werke AG (Germany)	2,347	228,390
Daihatsu Motor Co. Ltd. (Japan)	1,000	19,923
Fiat SpA (Italy)*	15,003	75,577
Ford Motor Co.(a)	336,785	4,361,366
Fuji Heavy Industries Ltd. (Japan)	26,000	327,868
Harley-Davidson, Inc.	19,800	967,032
Isuzu Motors Ltd. (Japan)	9,000	53,707
Mazda Motor Corp. (Japan)*	14,000	28,732
Mitsubishi Motors Corp. (Japan)*	20,000	20,678
Nissan Motor Co. Ltd. (Japan)	2,200	20,875
Suzuki Motor Corp. (Japan)	13,000	340,188
Toyota Motor Corp. (Japan)	9,800	457,622

COMMON STOCKS (continued)	Shares	Value (Note 2)
Automobiles (continued)
Volkswagen AG (Germany)	152	$32,975

		6,934,933

Beverages — 1.3%
Anheuser-Busch InBev NV (Belgium)	1,954	170,164
Asahi Breweries Ltd. (Japan)	2,000	42,586
Beam, Inc.	14,000	855,260
Brown-Forman Corp. (Class B Stock)	13,650	863,363
Coca-Cola Amatil Ltd. (Australia)	8,694	122,180
Coca-Cola Co. (The)	349,500	12,669,375
Coca-Cola Enterprises, Inc.	28,400	901,132
Constellation Brands, Inc. (Class A Stock)*	13,000	460,070
Diageo PLC (United Kingdom)	11,409	332,307
Dr Pepper Snapple Group, Inc.(a)	19,900	879,182
Heineken Holding NV (Netherlands)	5,612	309,013
Heineken NV (Netherlands)	1,338	89,705
Molson Coors Brewing Co. (Class B Stock)	13,300	569,107
Monster Beverage Corp.*	13,200	698,016
PepsiCo, Inc.	139,107	9,519,092
SABMiller PLC (United Kingdom)	11,020	511,453

		28,992,005

Biotechnology — 0.8%
Actelion Ltd. (Switzerland)	560	26,796
Alexion Pharmaceuticals, Inc.*	16,800	1,576,008
Amgen, Inc.	68,587	5,920,430
Biogen Idec, Inc.*	20,890	3,063,936
Celgene Corp.*	39,900	3,140,928
CSL Ltd. (Australia)	4,312	243,445
Gilead Sciences, Inc.*	66,600	4,891,770

		18,863,313

Building Products
Asahi Glass Co. Ltd. (Japan)	5,000	36,508
Masco Corp.	33,500	558,110

		594,618

Capital Markets — 1.1%
Aberdeen Asset Management PLC (United Kingdom)	52,750	317,420
Ameriprise Financial, Inc.	19,320	1,210,012
Bank of New York Mellon Corp. (The)(a)	108,158	2,779,661
BlackRock, Inc. (Class A Stock)(a)	11,400	2,356,494
Charles Schwab Corp. (The)(a)	95,250	1,367,790
E*Trade Financial Corp.*	25,520	228,404
Franklin Resources, Inc.	12,500	1,571,250
GAM Holding AG (Switzerland)	10,053	136,790
Goldman Sachs Group, Inc. (The)	40,900	5,217,204
Hargreaves Lansdown PLC (United Kingdom)	26,122	292,161
Invesco Ltd.	39,400	1,027,946
Legg Mason, Inc.(a)	10,200	262,344
Morgan Stanley	131,480	2,513,898
Northern Trust Corp.	21,900	1,098,504
State Street Corp.	43,200	2,030,832
T. Rowe Price Group, Inc.	23,100	1,504,503

		23,915,213

SEE NOTES TO FINANCIAL STATEMENTS.

A1

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals — 1.3%
Air Liquide SA (France)	291	$36,764
Air Products & Chemicals, Inc.	19,000	1,596,380
Airgas, Inc.	6,700	611,643
Asahi Kasei Corp. (Japan)	6,000	35,479
BASF SE (Germany)	7,628	721,307
CF Industries Holdings, Inc.	5,700	1,158,012
Dow Chemical Co. (The)(a)	104,131	3,365,514
E.I. du Pont de Nemours & Co.	82,420	3,706,427
Eastman Chemical Co.	13,500	918,675
Ecolab, Inc.	23,600	1,696,840
FMC Corp.	11,500	672,980
International Flavors & Fragrances, Inc.	8,200	545,628
Israel Chemicals Ltd. (Israel)	2,660	32,035
Koninklijke DSM NV (Netherlands)	4,676	284,984
Kuraray Co. Ltd. (Japan)	1,700	22,286
LyondellBasell Industries NV (Class A Stock)	32,500	1,855,425
Monsanto Co.	46,994	4,447,982
Mosaic Co. (The)	26,100	1,478,043
Nitto Denko Corp. (Japan)	800	39,399
PPG Industries, Inc.	13,600	1,840,760
Praxair, Inc.	26,100	2,856,645
Sherwin-Williams Co. (The)	7,600	1,169,032
Sigma-Aldrich Corp.	10,700	787,306
Syngenta AG (Switzerland)	1,022	412,874
Yara International ASA (Norway)	6,585	328,319

		30,620,739

Commercial Banks — 1.7%
Aozora Bank Ltd. (Japan)	92,000	282,874
Australia & New Zealand Banking Group Ltd. (Australia)	3,241	85,357
Banco Santander SA (Spain)	52,767	428,840
Bank Hapoalim BM (Israel)*	68,422	293,561
Bank of Yokohama Ltd. (The) (Japan)	6,000	27,898
Barclays PLC (United Kingdom)	96,535	419,348
BB&T Corp.	62,800	1,828,108
BNP Paribas SA (France)	354	20,153
Chiba Bank Ltd. (The) (Japan)	4,000	23,433
Comerica, Inc.(a)	17,400	527,916
Commonwealth Bank of Australia (Australia).	3,512	228,725
DBS Group Holdings Ltd. (Singapore)	9,000	110,489
DNB ASA (Norway)	27,353	349,617
Fifth Third Bancorp	81,621	1,239,823
First Horizon National Corp.	25,887	256,540
HSBC Holdings PLC (United Kingdom)	68,098	721,623
Huntington Bancshares, Inc.	78,236	499,928
KeyCorp	89,100	750,222
M&T Bank Corp.	11,400	1,122,558
Mitsubishi UFJ Financial Group, Inc. (Japan)	62,400	337,653
Mizuho Financial Group, Inc. (Japan)	268,300	491,924
National Australia Bank Ltd. (Australia)	4,652	122,362
Oversea-Chinese Banking Corp. Ltd. (Singapore)	13,000	104,754

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Banks (continued)
PNC Financial Services Group, Inc.	46,733	$2,725,001
Regions Financial Corp.	129,603	922,773
Resona Holdings, Inc. (Japan)	73,500	336,069
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	40,512	346,608
Sumitomo Mitsui Financial Group, Inc. (Japan)	14,600	530,591
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	97,000	341,761
SunTrust Banks, Inc.	48,500	1,374,975
Swedbank AB (Sweden) (Class A Stock)	18,751	368,370
U.S. Bancorp	169,985	5,429,321
Wells Fargo & Co.	444,564	15,195,198
Westpac Banking Corp. (Australia)	26,405	723,494
Zions Bancorporation(a)	15,550	332,770

		38,900,637

Commercial Services & Supplies — 0.3%
ADT Corp. (The)	21,000	976,290
Avery Dennison Corp.(a)	10,200	356,184
Cintas Corp.(a)	8,900	364,010
Iron Mountain, Inc.	16,985	527,384
Pitney Bowes, Inc.(a)	20,700	220,248
Republic Services, Inc. (Class A Stock)	28,565	837,811
Secom Co. Ltd. (Japan)	1,100	55,421
Stericycle, Inc.*	6,900	643,563
Tyco International Ltd.	42,000	1,228,500
Waste Management, Inc.	40,342	1,361,139

		6,570,550

Communications Equipment — 1.0%
Cisco Systems, Inc.	477,400	9,380,910
F5 Networks, Inc.*	7,000	680,050
Harris Corp.	9,400	460,224
JDS Uniphase Corp.*	21,475	290,771
Juniper Networks, Inc.*	48,100	946,127
Motorola Solutions, Inc.	25,389	1,413,660
QUALCOMM, Inc.	152,600	9,464,252

		22,635,994

Computers & Peripherals — 2.6%
Apple, Inc.	84,400	44,987,732
Dell, Inc.	136,900	1,386,797
EMC Corp.*	185,950	4,704,535
Gemalto NV (France)	3,408	307,624
Hewlett-Packard Co.	179,848	2,562,834
NEC Corp. (Japan)*	156,000	329,057
NetApp, Inc.*	34,000	1,140,700
SanDisk Corp.*(a)	22,100	962,676
Seagate Technology PLC(a)	32,100	978,408
Toshiba Corp. (Japan)	20,000	79,164
Western Digital Corp.	22,000	934,780

		58,374,307

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	2,798	70,912

SEE NOTES TO FINANCIAL STATEMENTS.

A2

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

COMMON STOCKS (continued)	Shares	Value (Note 2)
Construction & Engineering (continued)
Chiyoda Corp. (Japan)	3,000	$42,976
Eiffage SA (France)	2,209	98,977
Ferrovial SA (Spain)	21,153	314,893
Fluor Corp.	15,700	922,218
Jacobs Engineering Group, Inc.*	12,700	540,639
JGC Corp. (Japan)	1,000	31,161
Koninklijke Boskalis Westminster NV (Netherlands)	6,662	301,570
Quanta Services, Inc.*	16,700	455,743
Vinci SA (France)	1,697	81,706

		2,860,795

Construction Materials
Imerys SA (France)	1,037	66,512
Vulcan Materials Co.	10,300	536,115

		602,627

Consumer Finance — 0.5%
American Express Co.	88,300	5,075,484
Capital One Financial Corp.	51,561	2,986,929
Discover Financial Services	46,940	1,809,537
SLM Corp.	43,000	736,590

		10,608,540

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	6,272	53,010
Ball Corp.(a)	13,200	590,700
Bemis Co., Inc.	11,300	378,098
Owens-Illinois, Inc.*	13,500	287,145
Sealed Air Corp.	17,100	299,421

		1,608,374

Distributors
Genuine Parts Co.	14,200	902,836

Diversified Consumer Services
Apollo Group, Inc. (Class A Stock)*(a)	8,800	184,096
H&R Block, Inc.	27,100	503,247

		687,343

Diversified Financial Services — 1.8%
Bank of America Corp.	963,821	11,180,323
Citigroup, Inc.	261,785	10,356,215
CME Group, Inc. (Class A Stock)	29,200	1,480,732
Groupe Bruxelles Lambert SA (Belgium)	1,299	103,604
Industrivarden AB (Sweden) (Class C Stock)	4,590	76,472
IntercontinentalExchange, Inc.*(a)	6,500	804,765
Investment AB Kinnevik (Sweden) (Class B Stock)	1,055	22,068
Investor AB (Sweden) (Class B Stock)	13,186	346,398
JPMorgan Chase & Co.	341,745	15,026,528
Leucadia National Corp.(a)	19,700	468,663
Moody’s Corp.	17,000	855,440
NASDAQ OMX Group, Inc. (The)	11,600	290,116
NYSE Euronext	24,400	769,576
ORIX Corp. (Japan)	540	60,998

		41,841,898

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Telecommunication Services — 1.5%
AT&T, Inc.	513,568	$17,312,377
BT Group PLC (United Kingdom)	96,283	367,341
CenturyLink, Inc.	56,036	2,192,128
Deutsche Telekom AG (Germany)	39,237	446,634
France Telecom SA (France)	9,636	106,901
Frontier Communications Corp.(a)	78,990	338,077
Nippon Telegraph & Telephone Corp. (Japan)	8,800	370,506
Telecom Corp. of New Zealand Ltd. (New Zealand)	9,525	18,029
Telecom Italia SpA (Italy)	38,377	34,811
Telecom Italia SpA-RSP (Italy)	140,309	111,671
Telenor ASA (Norway)	3,563	72,549
Telstra Corp. Ltd. (Australia)	22,399	102,067
Verizon Communications, Inc.	255,276	11,045,792
Vivendi SA (France)	6,649	150,374
Windstream Corp.	57,357	474,916

		33,144,173

Electric Utilities — 1.0%
American Electric Power Co., Inc.	43,960	1,876,213
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	4,000	24,708
Duke Energy Corp.	62,061	3,959,492
Edison International	27,700	1,251,763
Electricite de France SA (France)	14,872	275,587
Enel SpA (Italy)	44,004	183,035
Energias de Portugal SA (Portugal)	102,800	312,697
Entergy Corp.	16,600	1,058,250
Exelon Corp.	76,513	2,275,497
FirstEnergy Corp.	37,406	1,562,074
Iberdrola SA (Spain)	21,041	117,508
NextEra Energy, Inc.	36,900	2,553,111
Northeast Utilities	27,300	1,066,884
Pepco Holdings, Inc.(a)	20,000	392,200
Pinnacle West Capital Corp.	10,500	535,290
Power Assets Holdings Ltd. (Hong Kong)	7,500	64,347
PPL Corp.	52,100	1,491,623
Red Electrica Corp. SA (Spain)	800	39,517
Southern Co.	78,400	3,356,304
Xcel Energy, Inc.	44,310	1,183,520

		23,579,620

Electrical Equipment — 0.2%
Alstom SA (France)	3,783	152,395
Emerson Electric Co.	64,200	3,400,032
Rockwell Automation, Inc.	11,800	991,082
Roper Industries, Inc.	8,700	969,876
Sumitomo Electric Industries Ltd. (Japan)	1,900	21,962

		5,535,347

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	13,600	879,920
Corning, Inc.	138,500	1,747,870
FLIR Systems, Inc.	15,600	348,036
FUJIFILM Holdings Corp. (Japan)	1,100	22,132
Hitachi Ltd. (Japan)	24,000	141,228

SEE NOTES TO FINANCIAL STATEMENTS.

A3

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Equipment, Instruments & Components (continued)
Jabil Circuit, Inc.	13,900	$268,131
Keyence Corp. (Japan)	200	55,465
Kyocera Corp. (Japan)	800	72,532
Molex, Inc.(a)	13,000	355,290
TE Connectivity Ltd.	36,100	1,340,032

		5,230,636

Energy Equipment & Services — 0.9%
Aker Solutions ASA (Norway)	840	17,395
Baker Hughes, Inc.	38,798	1,584,511
Cameron International Corp.*	22,500	1,270,350
Diamond Offshore Drilling, Inc.(a)	6,000	407,760
Ensco PLC (Class A Stock)	20,500	1,215,240
FMC Technologies, Inc.*	21,800	933,694
Halliburton Co.	81,700	2,834,173
Helmerich & Payne, Inc.	10,700	599,307
Nabors Industries Ltd.*	27,700	400,265
National Oilwell Varco, Inc.	37,900	2,590,465
Noble Corp.	22,100	769,522
Rowan Cos. PLC (Class A Stock)*	9,600	300,192
Schlumberger Ltd.	117,618	8,149,751
Seadrill Ltd. (Norway)	3,156	116,273
Transocean Ltd. (Switzerland)	1,841	82,539

		21,271,437

Food & Staples Retailing — 1.3%
Aeon Co. Ltd. (Japan)	3,100	35,428
Casino Guichard Perrachon SA (France)	415	39,750
Costco Wholesale Corp.	38,100	3,763,137
CVS Caremark Corp.	113,048	5,465,871
Delhaize Group SA (Belgium)	7,504	302,254
J Sainsbury PLC (United Kingdom)	55,343	313,112
Kesko OYJ (Finland) (Class B Stock)	1,928	63,297
Koninklijke Ahold NV (Netherlands)	10,473	140,433
Kroger Co. (The)	50,746	1,320,411
Lawson, Inc. (Japan)	300	20,351
Safeway, Inc.(a)	22,300	403,407
Seven & I Holdings Co. Ltd. (Japan)	3,900	109,944
Sysco Corp.	53,200	1,684,312
Walgreen Co.	75,500	2,794,255
Wal-Mart Stores, Inc.	152,200	10,384,606
Wesfarmers Ltd. (Australia)	2,475	95,489
Whole Foods Market, Inc.	14,800	1,351,684
Woolworths Ltd. (Australia)	15,549	477,019

		28,764,760

Food Products — 1.0%
Ajinomoto Co., Inc. (Japan)	3,000	39,697
Archer Daniels Midland Co.	60,226	1,649,590
Associated British Foods PLC (United Kingdom)	1,829	46,728
Campbell Soup Co.	15,000	523,350
ConAgra Foods, Inc.	38,600	1,138,700
Dean Foods Co.*	13,700	226,187
General Mills, Inc.	58,500	2,363,985
H.J. Heinz Co.(a)	28,200	1,626,576
Hershey Co. (The)(a)	13,900	1,003,858
Hormel Foods Corp.	10,400	324,584

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products (continued)
J.M. Smucker Co. (The)	10,600	$914,144
Kellogg Co.	20,700	1,156,095
Kraft Foods Group, Inc.	52,117	2,369,760
McCormick & Co., Inc.	11,400	724,242
Mead Johnson Nutrition Co.	17,667	1,164,079
Mondelez International, Inc. (Class A Stock)	156,353	3,982,311
Nestle SA (Switzerland)	16,596	1,082,781
Suedzucker AG (Germany)	7,333	301,000
Tate & Lyle PLC (United Kingdom)	24,785	306,647
Tyson Foods, Inc. (Class A Stock)	26,300	510,220
Unilever NV (Netherlands)	8,405	321,607

		21,776,141

Gas Utilities — 0.1%
AGL Resources, Inc.	9,339	373,280
Enagas (Spain)	13,927	298,374
Gas Natural SDG SA (Spain)	2,877	51,865
ONEOK, Inc.	18,600	795,150
Tokyo Gas Co. Ltd. (Japan)	6,000	27,414

		1,546,083

Healthcare Equipment & Supplies — 0.9%
Baxter International, Inc.(a)	48,600	3,239,676
Becton Dickinson and Co.	17,400	1,360,506
Boston Scientific Corp.*	135,267	775,080
C.R. Bard, Inc.	7,700	752,598
CareFusion Corp.*	20,175	576,602
Coloplast A/S (Denmark) (Class B Stock)	454	22,264
Covidien PLC	41,800	2,413,532
DENTSPLY International, Inc.	11,200	443,632
Edwards Lifesciences Corp.*	10,300	928,751
Elekta AB (Sweden) (Class B Stock)	1,919	29,922
Intuitive Surgical, Inc.*	3,500	1,716,295
Medtronic, Inc.	91,600	3,757,432
St. Jude Medical, Inc.	27,500	993,850
Stryker Corp.	28,400	1,556,888
Varian Medical Systems, Inc.*(a)	10,100	709,424
Zimmer Holdings, Inc.	15,300	1,019,898

		20,296,350

Healthcare Providers & Services — 1.0%
Aetna, Inc.(a)	31,700	1,467,710
AmerisourceBergen Corp. (Class A Stock)(a)	21,400	924,052
Cardinal Health, Inc.	29,750	1,225,105
CIGNA Corp.	26,400	1,411,344
Coventry Health Care, Inc.	13,050	585,031
DaVita, Inc.*	7,900	873,187
Express Scripts Holding Co.*	70,949	3,831,246
Fresenius SE & Co. KGaA (Germany)	213	24,510
Humana, Inc.	14,900	1,022,587
Laboratory Corp. of America Holdings*	8,200	710,284
McKesson Corp.	20,730	2,009,981
Patterson Cos., Inc.	9,000	308,070
Quest Diagnostics, Inc.	14,200	827,434
Ramsay Health Care Ltd. (Australia)	4,366	124,529
Tenet Healthcare Corp.*(a)	11,150	362,040

SEE NOTES TO FINANCIAL STATEMENTS.

A4

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

COMMON STOCKS (continued)	Shares	Value (Note 2)
Healthcare Providers & Services (continued)
UnitedHealth Group, Inc.	93,500	$5,071,440
WellPoint, Inc.	28,500	1,736,220

		22,514,770

Healthcare Technology
Cerner Corp.*(a)	13,300	1,032,612

Hotels, Restaurants & Leisure — 1.0%
Carnival Corp.	40,200	1,478,154
Chipotle Mexican Grill, Inc.*	2,850	847,761
Darden Restaurants, Inc.	10,750	484,502
Flight Centre Ltd. (Australia)	2,193	62,053
Galaxy Entertainment Group Ltd. (Hong Kong)*	84,000	336,822
International Game Technology	28,200	399,594
Marriott International, Inc. (Class A Stock)	22,628	843,346
McDonald’s Corp.	89,600	7,903,616
Oriental Land Co. Ltd. (Japan)	2,500	302,761
SJM Holdings Ltd. (Hong Kong)	10,000	23,601
Starbucks Corp.	66,700	3,576,454
Starwood Hotels & Resorts Worldwide, Inc.	17,600	1,009,536
Tatts Group, Ltd. (Australia)	7,147	22,511
TUI Travel PLC (United Kingdom)	62,767	291,256
Whitbread PLC (United Kingdom)	1,102	44,284
Wyndham Worldwide Corp.	12,320	655,547
Wynn Resorts Ltd.	7,100	798,679
Yum! Brands, Inc.	40,600	2,695,840

		21,776,317

Household Durables — 0.2%
D.R. Horton, Inc.	22,400	443,072
Garmin Ltd. (Switzerland)(a)	7,800	318,396
Harman International Industries, Inc.	6,400	285,696
Leggett & Platt, Inc.	11,700	318,474
Lennar Corp. (Class A Stock)(a)	12,900	498,843
Newell Rubbermaid, Inc.	27,314	608,283
Pulte Group, Inc.*(a)	33,522	608,760
Sekisui House Co. Ltd. (Japan)	3,000	32,849
Sony Corp. (Japan)	5,100	57,199
Whirlpool Corp.	7,326	745,420

		3,916,992

Household Products — 1.1%
Clorox Co. (The)	11,800	863,996
Colgate-Palmolive Co.	40,900	4,275,686
Kimberly-Clark Corp.	35,300	2,980,379
Procter & Gamble Co. (The)	246,725	16,750,160
Reckitt Benckiser Group PLC (United Kingdom)	5,061	321,272
Svenska Cellulosa AB (Sweden) (Class B Stock)	2,896	62,967

		25,254,460

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	61,100	653,770
NRG Energy, Inc.	25,900	595,441

		1,249,211

COMMON STOCKS (continued)	Shares	Value (Note 2)
Industrial Conglomerates — 1.3%
3M Co.	57,000	$5,292,450
Danaher Corp.	50,300	2,811,770
General Electric Co.	944,300	19,820,857
Hutchison Whampoa Ltd. (Hong Kong)	25,000	264,924
Keppel Corp. Ltd. (Singapore)	4,000	36,526
Koninklijke Philips Electronics NV (Netherlands)	7,088	187,693
Siemens AG (Germany)	638	69,766

		28,483,986

Insurance — 2.1%
ACE Ltd.	30,700	2,449,860
Aegon NV (Netherlands)	53,049	342,689
Aflac, Inc.(a)	41,200	2,188,544
Ageas (Belgium)	1,187	35,073
Allianz SE (Germany)	4,259	593,695
Allstate Corp. (The)	43,300	1,739,361
American International Group, Inc.*	130,239	4,597,437
Aon PLC (United Kingdom)	30,500	1,695,800
Assurant, Inc.	8,400	291,480
AXA SA (France)	9,062	162,716
Berkshire Hathaway, Inc. (Class B Stock)*	163,200	14,639,040
Chubb Corp.	24,700	1,860,404
Cincinnati Financial Corp.	15,537	608,429
Genworth Financial, Inc. (Class A Stock)*	47,000	352,970
Hannover Rueckversicherung AG (Germany)	3,863	302,566
Hartford Financial Services Group, Inc. (The)	42,700	958,188
Insurance Australia Group Ltd. (Australia)	7,997	39,388
Legal & General Group PLC (United Kingdom)	148,778	356,752
Lincoln National Corp.	28,918	748,976
Loews Corp.	29,275	1,192,956
Marsh & McLennan Cos., Inc.	50,600	1,744,182
MetLife, Inc.	96,500	3,178,710
Muenchener Rueckversicherungs AG (Germany)	2,487	448,975
Principal Financial Group, Inc.	29,200	832,784
Progressive Corp. (The)(a)	54,200	1,143,620
Sampo OYJ (Finland) (Class A Stock)	1,738	56,287
Standard Life PLC (United Kingdom)	62,947	344,098
Swiss Life Holding AG (Switzerland)	478	63,802
Swiss Re AG (Switzerland)	5,631	408,241
Torchmark Corp.	9,750	503,782
Travelers Cos., Inc. (The)	35,735	2,566,488
Unum Group	29,810	620,644
XL Group PLC	28,700	719,222

		47,787,159

Internet & Catalog Retail — 0.5%
Amazon.com, Inc.*	32,100	8,061,594
Expedia, Inc.	8,150	500,817
Netflix, Inc.*(a)	4,600	426,788
priceline.com, Inc.*	4,450	2,764,340

SEE NOTES TO FINANCIAL STATEMENTS.

A5

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

COMMON STOCKS (continued)	Shares	Value (Note 2)
Internet & Catalog Retail (continued)
Tripadvisor, Inc.*(a)	8,250	$346,170

		12,099,709

Internet Software & Services — 1.1%
Akamai Technologies, Inc.*	16,100	658,651
Dena Co. Ltd. (Japan)	600	19,683
eBay, Inc.*	102,900	5,249,958
Google, Inc. (Class A Stock)*	23,850	16,918,474
VeriSign, Inc.*(a)	13,900	539,598
Yahoo! Japan Corp. (Japan)	857	277,493
Yahoo!, Inc.*(a)	98,400	1,958,160

		25,622,017

IT Services — 1.9%
Accenture PLC (Ireland) (Class A Stock)	56,800	3,777,200
Amadeus IT Holding SA (Spain) (Class A Stock)	1,565	39,550
Automatic Data Processing, Inc.	42,400	2,417,224
Cap Gemini SA (France)	6,925	302,815
Cognizant Technology Solutions Corp. (Class A Stock)*	26,900	1,991,945
Computer Sciences Corp.	12,500	500,625
Fidelity National Information Services, Inc.	21,300	741,453
Fiserv, Inc.*	11,600	916,748
International Business Machines Corp.	96,100	18,407,955
Mastercard, Inc. (Class A Stock)	9,400	4,618,032
Otsuka Corp. (Japan)	1,800	136,189
Paychex, Inc.	29,800	927,972
SAIC, Inc.	29,000	328,280
Teradata Corp.*	15,200	940,728
Total System Services, Inc.	15,596	334,066
Visa, Inc. (Class A Stock)	46,200	7,002,996
Western Union Co. (The)	57,110	777,267

		44,161,045

Leisure Equipment & Products — 0.1%
Hasbro, Inc.(a)	9,900	355,410
Mattel, Inc.	29,951	1,096,805
Namco Bandai Holdings, Inc. (Japan)	22,600	292,946

		1,745,161

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	31,614	1,294,277
Life Technologies Corp.*	15,501	760,789
PerkinElmer, Inc.	10,100	320,574
Thermo Fisher Scientific, Inc.	33,300	2,123,874
Waters Corp.*	7,300	635,976

		5,135,490

Machinery — 1.1%
Caterpillar, Inc.	57,500	5,150,850
Cummins, Inc.	16,100	1,744,435
Deere & Co.	35,100	3,033,342
Dover Corp.	15,900	1,044,789
Eaton Corp.	39,837	2,159,165
Fiat Industrial SpA (Italy)	29,924	327,836
Flowserve Corp.	4,600	675,280
GEA Group AG (Germany)	908	29,524
Hino Motors Ltd. (Japan)	34,000	307,320

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery (continued)
Illinois Tool Works, Inc.	39,600	$2,408,076
Ingersoll-Rand PLC	27,100	1,299,716
Joy Global, Inc.	10,300	656,934
Kone OYJ (Finland) (Class B Stock)	4,545	336,149
Kubota Corp. (Japan)	5,000	57,487
Makita Corp. (Japan)	600	27,873
Mitsubishi Heavy Industries, Ltd. (Japan)	15,000	72,558
PACCAR, Inc.	31,043	1,403,454
Pall Corp.(a)	9,600	578,496
Parker Hannifin Corp.	12,865	1,094,297
Pentair Ltd.	18,077	888,485
Snap-on, Inc.	4,800	379,152
Stanley Black & Decker, Inc.	15,397	1,138,916
Xylem, Inc.	15,200	411,920

		25,226,054

Marine
A.P. Moller-Maersk A/S (Denmark) (Class B Stock)	5	37,863

Media — 1.8%
British Sky Broadcasting Group PLC (United Kingdom)	5,510	69,495
Cablevision Systems Corp. (Class A Stock)(a)	23,500	351,090
CBS Corp. (Class B Stock)	56,334	2,143,509
Comcast Corp. (Class A Stock)	239,790	8,963,350
DIRECTV*	56,800	2,849,088
Discovery Communications, Inc. (Class A Stock)*	21,700	1,377,516
Gannett Co., Inc.(a)	16,800	302,568
Hakuhodo DY Holdings, Inc. (Japan)	2,200	142,365
Interpublic Group of Cos., Inc. (The)	37,731	415,795
ITV PLC (United Kingdom)	185,899	322,493
McGraw-Hill Cos., Inc. (The)	24,000	1,312,080
News Corp. (Class A Stock)	185,800	4,745,332
Omnicom Group, Inc.(a)	23,500	1,174,060
Scripps Networks Interactive, Inc. (Class A Stock)	9,200	532,864
Time Warner Cable, Inc.	27,114	2,635,209
Time Warner, Inc.	84,666	4,049,575
Viacom, Inc. (Class B Stock)	42,434	2,237,969
Walt Disney Co. (The)	160,800	8,006,232
Washington Post Co. (The) (Class B Stock)	400	146,084

		41,776,674

Metals & Mining — 0.5%
Alcoa, Inc.	90,540	785,887
Allegheny Technologies, Inc.	9,900	300,564
Anglo American PLC (United Kingdom)	7,184	226,463
BHP Billiton Ltd. (Australia)	16,558	646,434
BHP Billiton PLC (United Kingdom)	7,538	265,893
Boliden AB (Sweden)	3,526	66,997
Cliffs Natural Resources, Inc.	12,700	489,712
Fortescue Metals Group Ltd. (Australia)(a)	64,817	323,013
Freeport-McMoRan Copper & Gold, Inc.	85,088	2,910,009

SEE NOTES TO FINANCIAL STATEMENTS.

A6

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining (continued)
Fresnillo PLC (United Kingdom)	966	$29,629
Iluka Resources Ltd. (Australia)	3,491	33,737
Kazakhmys PLC (United Kingdom)	23,523	304,029
Newcrest Mining Ltd. (Australia)	4,098	95,864
Newmont Mining Corp.	44,700	2,075,868
Nucor Corp.	29,200	1,260,856
OZ Minerals Ltd. (Australia)	41,775	296,670
Rio Tinto Ltd. (Australia)	2,227	156,579
Rio Tinto PLC (United Kingdom)	7,042	410,731
Sumitomo Metal Mining Co. Ltd. (Japan)	3,000	42,348
United States Steel Corp.(a)	14,700	350,889
Xstrata PLC (United Kingdom)	6,337	110,618

		11,182,790

Multiline Retail — 0.4%
Big Lots, Inc.*	4,300	122,378
Dollar General Corp.*	22,100	974,389
Dollar Tree, Inc.*	21,200	859,872
Family Dollar Stores, Inc.	10,600	672,146
J.C. Penney Co., Inc.(a)	14,400	283,824
Kohl’s Corp.	21,100	906,878
Macy’s, Inc.	36,974	1,442,725
Next PLC (United Kingdom)	5,441	330,284
Nordstrom, Inc.(a)	14,700	786,450
Target Corp.	58,300	3,449,611

		9,828,557

Multi-Utilities — 0.7%
Ameren Corp.	21,900	672,768
CenterPoint Energy, Inc.	38,100	733,425
CMS Energy Corp.(a)	23,000	560,740
Consolidated Edison, Inc.	25,700	1,427,378
Dominion Resources, Inc.	51,332	2,658,998
DTE Energy Co.	15,000	900,750
GDF Suez (France)	20,279	417,670
Integrys Energy Group, Inc.(a)	6,020	314,364
National Grid PLC (United Kingdom)	43,053	493,795
NiSource, Inc.	24,800	617,272
PG&E Corp.	38,200	1,534,876
Public Service Enterprise Group, Inc.(a)	46,100	1,410,660
SCANA Corp.(a)	11,300	515,732
Sempra Energy	20,519	1,455,618
TECO Energy, Inc.(a)	20,500	343,580
Wisconsin Energy Corp.	20,100	740,685

		14,798,311

Office Electronics
Konica Minolta Holdings, Inc. (Japan)	2,500	17,991
Ricoh Co. Ltd. (Japan)	3,000	31,843
Xerox Corp.	127,463	869,298

		919,132

Oil, Gas & Consumable Fuels — 4.8%
Anadarko Petroleum Corp.	43,554	3,236,498
Apache Corp.	35,014	2,748,599
BP PLC (United Kingdom)	126,228	877,657
Cabot Oil & Gas Corp.	18,000	895,320
Chesapeake Energy Corp.(a)	51,500	855,930

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Chevron Corp.	175,822	$19,013,391
ConocoPhillips(a)	111,277	6,452,953
Consol Energy, Inc.	19,500	625,950
Denbury Resources, Inc.*	37,200	602,640
Devon Energy Corp.	35,700	1,857,828
ENI SpA (Italy)	24,436	598,625
EOG Resources, Inc.	23,700	2,862,723
EQT Corp.	12,800	754,944
Exxon Mobil Corp.	411,799	35,641,203
Hess Corp.	27,500	1,456,400
Inpex Corp. (Japan)	11	58,832
JX Holdings, Inc. (Japan)	5,400	30,487
Kinder Morgan, Inc.	54,998	1,943,079
Marathon Oil Corp.	62,682	1,921,830
Marathon Petroleum Corp.	30,141	1,898,883
Murphy Oil Corp.	17,300	1,030,215
Newfield Exploration Co.*	13,900	372,242
Noble Energy, Inc.	15,200	1,546,448
Occidental Petroleum Corp.	72,600	5,561,886
OMV AG (Austria)	8,388	303,949
Peabody Energy Corp.(a)	23,300	620,013
Phillips 66	56,138	2,980,928
Pioneer Natural Resources Co.	11,500	1,225,785
QEP Resources, Inc.	15,500	469,185
Range Resources Corp.	15,000	942,450
Repsol SA (Spain)	1,132	23,107
Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	27,283	947,003
Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	21,491	766,724
Southwestern Energy Co.*(a)	31,600	1,055,756
Spectra Energy Corp.	58,062	1,589,738
Statoil ASA (Norway)	2,736	68,960
Tesoro Corp.	12,400	546,220
Total SA (France)	10,937	569,087
Valero Energy Corp.	48,800	1,665,056
Williams Cos., Inc. (The)	59,300	1,941,482
WPX Energy, Inc.*	20,033	298,091

		108,858,097

Paper & Forest Products — 0.1%
International Paper Co.	37,773	1,504,877
MeadWestvaco Corp.	16,514	526,301
Stora Enso OYJ (Finland) (Class R Stock)	43,001	300,983

		2,332,161

Personal Products — 0.1%
Avon Products, Inc.	39,200	562,912
Estee Lauder Cos., Inc. (The) (Class A Stock)	20,000	1,197,200
Kao Corp. (Japan)	1,300	33,875

		1,793,987

Pharmaceuticals — 3.3%
Abbott Laboratories	140,300	9,189,650
Allergan, Inc.	27,700	2,540,921
Astellas Pharma, Inc. (Japan)	2,300	103,412
AstraZeneca PLC (United Kingdom)	12,332	584,413

SEE NOTES TO FINANCIAL STATEMENTS.

A7

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Bayer AG (Germany)	3,467	$330,621
Bristol-Myers Squibb Co.	148,970	4,854,932
Eli Lilly & Co.	91,500	4,512,780
Forest Laboratories, Inc.*	22,300	787,636
GlaxoSmithKline PLC (United Kingdom)	7,889	171,763
Hospira, Inc.*	14,860	464,226
Johnson & Johnson(a)	247,548	17,353,115
Merck & Co., Inc.	271,533	11,116,561
Mylan, Inc.*	39,400	1,082,712
Novartis AG (Switzerland)	11,847	748,414
Novo Nordisk A/S (Denmark) (Class B Stock)	2,097	341,468
Orion OYJ (Finland) (Class B Stock)	6,704	197,386
Otsuka Holdings Co. Ltd. (Japan)	1,900	53,525
Perrigo Co.	8,800	915,464
Pfizer, Inc.	666,770	16,722,592
Roche Holding AG (Switzerland)	4,987	1,008,278
Sanofi (France)	9,207	873,104
Teva Pharmaceutical Industries Ltd. (Israel)	12,082	448,961
Watson Pharmaceuticals, Inc.*	11,200	963,200

		75,365,134

Professional Services — 0.1%
Capita (The) (United Kingdom)	6,523	80,605
Dun & Bradstreet Corp. (The)(a)	4,800	377,520
Equifax, Inc.	10,100	546,612
Experian PLC (United Kingdom)	5,233	84,340
Robert Half International, Inc.	11,200	356,384

		1,445,461

Real Estate Investment Trusts — 1.1%
American Tower Corp.	35,100	2,712,177
Apartment Investment & Management Co. (Class A Stock)	13,033	352,673
Ascendas Real Estate Investment Trust (Singapore)	153,000	299,409
AvalonBay Communities, Inc.	9,975	1,352,510
Boston Properties, Inc.	13,500	1,428,435
Equity Residential	28,900	1,637,763
GPT Group (Australia)	18,978	73,050
HCP, Inc.	40,600	1,834,308
Health Care REIT, Inc.	22,300	1,366,767
Host Hotels & Resorts, Inc.(a)	66,682	1,044,907
Kimco Realty Corp.(a)	35,000	676,200
Link REIT (The) (Hong Kong)	68,000	340,551
Plum Creek Timber Co., Inc.	12,700	563,499
ProLogis, Inc.	41,077	1,498,900
Public Storage	12,700	1,840,992
Simon Property Group, Inc.	27,443	4,338,464
Ventas, Inc.	25,518	1,651,525
Vornado Realty Trust	16,825	1,347,346
Westfield Group (Australia)	11,232	124,045
Westfield Retail Trust (Australia)	14,961	47,202
Weyerhaeuser Co.(a)	48,598	1,351,996

		25,882,719

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	29,600	$589,040
Cheung Kong Holdings Ltd. (Hong Kong)	7,000	108,916
Daiwa House Industry Co. Ltd. (Japan)	3,000	51,578
Henderson Land Development Co. Ltd. (Hong Kong)	5,000	35,796
Hysan Development Co. Ltd. (Hong Kong)	5,000	24,314
Keppel Land Ltd. (Singapore)	90,000	301,433
Lend Lease Group (Australia)	17,428	170,199
New World Development Co. Ltd. (Hong Kong)	19,000	30,080
Sino Land Co. Ltd. (Hong Kong)	26,000	47,610
Sun Hung Kai Properties Ltd. (Hong Kong)	22,000	333,635
Swire Properties Ltd. (Hong Kong)	91,000	306,490
Wharf Holdings Ltd. (Hong Kong)	24,000	191,273
Wheelock & Co. Ltd. (Hong Kong)	5,000	25,506

		2,215,870

Road & Rail — 0.5%
Aurizon Holdings Ltd. (Australia)	9,379	36,882
Central Japan Railway Co. (Japan)	4,200	340,870
ComfortDelGro Corp. Ltd. (Singapore)	32,000	47,076
CSX Corp.	91,600	1,807,268
DSV A/S (Denmark)	2,057	53,220
East Japan Railway Co. (Japan)	6,100	394,451
Hankyu Hanshin Holdings, Inc. (Japan)	6,000	31,022
MTR Corp. Ltd. (Hong Kong)	7,500	29,719
Norfolk Southern Corp.	29,500	1,824,280
Odakyu Electric Railway Co. Ltd. (Japan)	3,000	31,213
Ryder System, Inc.	4,900	244,657
Tokyu Corp. (Japan)	6,000	33,802
Union Pacific Corp.	42,000	5,280,240
West Japan Railway Co. (Japan)	2,100	82,733

		10,237,433

Semiconductors & Semiconductor Equipment — 1.0%
Advanced Micro Devices, Inc.*(a)	55,700	133,680
Altera Corp.	29,700	1,022,868
Analog Devices, Inc.	25,300	1,064,118
Applied Materials, Inc.	114,700	1,312,168
ARM Holdings PLC (United Kingdom)	29,317	370,239
Broadcom Corp. (Class A Stock)	44,650	1,482,826
First Solar, Inc.*(a)	2,600	80,288
Intel Corp.	448,200	9,246,366
KLA-Tencor Corp.	14,700	702,072
Lam Research Corp.*	16,050	579,886
Linear Technology Corp.	20,500	703,150
LSI Corp.*	57,100	404,268
Microchip Technology, Inc.(a)	15,700	511,663
Micron Technology, Inc.*	87,900	558,165
NVIDIA Corp.	52,550	645,840
Teradyne, Inc.*(a)	19,800	334,422
Texas Instruments, Inc.	99,900	3,090,906

SEE NOTES TO FINANCIAL STATEMENTS.

A8

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc.	23,400	$840,060

		23,082,985

Software — 1.8%
Adobe Systems, Inc.*	43,200	1,627,776
Autodesk, Inc.*	19,700	696,395
BMC Software, Inc.*	13,400	531,444
CA, Inc.	32,364	711,361
Citrix Systems, Inc.*	16,500	1,084,875
Dassault Systemes SA (France)	945	105,658
Electronic Arts, Inc.*(a)	23,700	344,361
Intuit, Inc.	26,800	1,594,600
Microsoft Corp.	678,700	18,141,651
Oracle Corp.	343,000	11,428,760
Red Hat, Inc.*	16,600	879,136
Salesforce.com, Inc.*(a)	12,000	2,017,200
SAP AG (Germany)	2,263	181,975
Symantec Corp.*	61,478	1,156,401

		40,501,593

Specialty Retail — 1.1%
ABC-Mart, Inc. (Japan)	800	34,828
Abercrombie & Fitch Co. (Class A Stock)	8,300	398,151
AutoNation, Inc.*	3,874	153,798
AutoZone, Inc.*	3,150	1,116,454
Bed Bath & Beyond, Inc.*	21,300	1,190,883
Best Buy Co., Inc.(a)	22,025	260,996
CarMax, Inc.*(a)	20,100	754,554
GameStop Corp. (Class A Stock)(a)	13,600	341,224
Gap, Inc. (The)	30,000	931,200
Home Depot, Inc. (The)	134,950	8,346,658
Inditex SA (Spain)	3,086	433,605
Limited Brands, Inc.	20,306	955,600
Lowe’s Cos., Inc.	103,800	3,686,976
O’Reilly Automotive, Inc.*	11,100	992,562
PetSmart, Inc.	9,700	662,898
Ross Stores, Inc.	20,800	1,126,320
Staples, Inc.(a)	56,449	643,519
Tiffany & Co.	11,100	636,474
TJX Cos., Inc.	67,300	2,856,885
Urban Outfitters, Inc.*	11,100	436,896

		25,960,481

Textiles, Apparel & Luxury Goods — 0.3%
Christian Dior SA (France)	168	28,636
Cie Financiere Richemont SA (Switzerland)	4,558	357,783
Coach, Inc.	26,100	1,448,811
Fossil, Inc.*	4,200	391,020
NIKE, Inc. (Class B Stock)	65,800	3,395,280
Ralph Lauren Corp.	5,800	869,536
V.F. Corp.	8,000	1,207,760

		7,698,826

Thrifts & Mortgage Finance
Hudson City Bancorp, Inc.	49,900	405,687
People’s United Financial, Inc.	26,300	317,967

		723,654

COMMON STOCKS (continued)	Shares	Value (Note 2)
Tobacco — 0.9%
Altria Group, Inc.	180,600	$5,674,452
British American Tobacco PLC (United Kingdom)	2,378	120,886
Imperial Tobacco Group PLC (United Kingdom)	3,528	136,787
Japan Tobacco, Inc. (Japan)	14,500	409,616
Lorillard, Inc.	11,947	1,393,856
Philip Morris International, Inc.	150,400	12,579,456
Reynolds American, Inc.(a)	29,000	1,201,470

		21,516,523

Trading Companies & Distributors — 0.2%
Fastenal Co.	25,900	1,209,271
ITOCHU Corp. (Japan)	33,800	357,236
Marubeni Corp. (Japan)	47,000	337,236
Sumitomo Corp. (Japan)	5,600	71,847
Toyota Tsusho Corp. (Japan)	12,700	313,471
W.W. Grainger, Inc.	5,200	1,052,324
Wolseley PLC (United Kingdom)	3,237	154,790

		3,496,175

Transportation Infrastructure
Atlantia SpA (Italy)	1,687	30,634

Wireless Telecommunication Services — 0.2%
Crown Castle International Corp.*	24,700	1,782,352
KDDI Corp. (Japan)	5,300	374,696
MetroPCS Communications, Inc.*	29,500	293,230
Millicom International Cellular SA (Luxembourg)	316	27,429
Softbank Corp. (Japan)	4,600	168,550
Sprint Nextel Corp.*	265,477	1,505,254
Vodafone Group PLC (United Kingdom)	98,338	247,544

		4,399,055

TOTAL COMMON STOCKS (cost $704,381,496)		1,199,558,774

EXCHANGE TRADED FUND — 0.1%
iShares MSCI EAFE Index Fund (cost $1,898,429)	34,750	1,974,495

PREFERRED STOCKS — 0.1%
Automobiles
Volkswagen AG (Germany)	821	188,379

Banking — 0.1%
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(b)	20,000	558,000

Media
ProSiebenSat.1 Media AG (Germany)	9,887	281,621

TOTAL PREFERRED STOCKS (cost $937,184)		1,028,000

	Units
RIGHT
Oil, Gas & Consumable Fuels
Repsol SA (Spain)* (cost $0)	1,132	690

SEE NOTES TO FINANCIAL STATEMENTS.

A9

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

ASSET-BACKED SECURITIES — 2.5%	Moody’s Ratings§† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Non-Residential Mortgage-Backed Securities — 2.1%
AIMCO (Cayman Islands), Ser. 2005-AA, Class A1B, 144A(b)	Aaa	0.569%	10/20/19	$	2,163	$2,107,121
American Express Credit Account Master Trust, Ser. 2012-4, Class C, 144A(b)	AA-(c)	1.009%	05/15/20		2,700	2,700,451
ARES CLO Funds (Cayman Islands), Ser. 2011-16A, Class A, 144A(b)	Aaa	1.911%	05/17/21		500	501,499
ARES Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Ser. 2005-2A, Class A2, 144A(b)	Aaa	0.574%	01/26/20		1,336	1,307,170
BA Credit Card Trust, Ser. 2006-C5, Class C5(b)	A3	0.609%	01/15/16		4,159	4,159,757
Battalion CLO Ltd. (Cayman Islands), Ser. 2012-2A, Class A1, 144A(b)	AAA(c)	1.537%	11/15/19		2,000	1,992,654
BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(b)	Aaa	0.562%	05/25/17		621	614,601
Cent CDO XI Ltd. (Cayman Islands), Ser. 2006-11A, Class A1, 144A(b)	Aaa	0.575%	04/25/19		1,824	1,782,024
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(b)	Aaa	0.563%	08/03/19		404	395,834
Citibank Credit Card Issuance Trust, Ser. 2005-C2, Class C2(b)	Baa2	0.681%	03/24/17		1,000	992,412
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(b)	Baa2	0.611%	02/20/15		1,500	1,499,975
Four Corners CLO (Cayman Islands), Ser. 2006-3A, Class A, 144A(b)	Aaa	0.569%	07/22/20		640	628,146
Fraser Sullivan CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class B, 144A(b)	Aa1	0.778%	03/15/20		1,000	957,753
GE Capital Credit Card Master Note Trust, Ser. 2011-2, Class B(b)	A2	1.209%	05/15/19		6,825	6,877,805
GE Capital Credit Card Master Note Trust, Ser. 2012-4, Class B(b)	A2	1.059%	06/15/18		4,500	4,523,931
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(b)	Aaa	0.600%	12/15/17		230	229,649
Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(b)	Aaa	0.700%	07/15/16		7	6,900
Lafayette CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class A, 144A(b)	AAA(c)	1.751%	09/06/22		1,164	1,163,514
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(b)	Aaa	0.561%	10/19/20		774	759,030
LCM LP (Cayman Islands), Ser. 2005-3A, Class A, 144A(b)	Aaa	0.571%	06/01/17		1,376	1,354,299
Lightpoint CLO Ltd. (Cayman Islands), Ser. 2005-3A, Class A1A, 144A(b)	Aaa	0.568%	09/15/17		976	959,126
Marine Park CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class A1A, 144A(b)	Aaa	2.003%	05/18/23		1,100	1,103,254
MBNA Credit Card Master Note Trust, Ser. 2004-C2, Class C2(b)	A3	1.109%	11/15/16		1,000	1,003,905
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A(b)	Aaa	0.558%	03/15/18		254	245,784
OCP CLO Ltd. (Cayman Islands), Ser. 2012-2A, Class A2, 144A(b)	Aaa	1.791%	11/22/23		1,000	1,001,283
OCP CLO Ltd. (Cayman Islands), Ser. 2012-2A, Class B, 144A(b)	AA(c)	2.511%	11/22/23		900	889,730
Slater Mill Loan Fund LP (Cayman Islands), Ser. 2012-1A, Class B, 144A(b)	AA(c)	2.961%	08/17/22		500	501,391
Sound Point CLO Ltd. (Caymen Islands), Ser. 2012-1A, Class B, 144A(b)	AA(c)	3.084%	10/20/23		900	915,032
Stanfield Azure CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class A1L, 144A(b)	Aaa	0.572%	05/27/20		2,097	2,048,281
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.250%	02/20/21		134	134,331
SVO VOI Mortgage Corp., Ser. 2012-AA, Class A, 144A	A+(c)	2.000%	09/20/29		1,777	1,776,765
Trimaran CLO Ltd. (Cayma n Islands), Ser. 2006-2A, Class A1L, 144A(b)	Aaa	0.563%	11/01/18		2,000	1,974,004

						47,107,411

Residential Mortgage-Backed Securities — 0.4%
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(b)	B2	1.860%	03/25/33		427	323,679
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1(b)	Ba1	0.960%	03/25/34		3,240	3,045,046
Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3(b)	B3	4.853%	07/25/35		375	319,581

SEE NOTES TO FINANCIAL STATEMENTS.

A10

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

ASSET-BACKED SECURITIES (continued)	Moody’s Ratings§† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Residential Mortgage-Backed Securities (continued)
Equity One ABS, Inc., Ser. 2004-3, Class M1(d)	Ba1	5.330%	07/25/34	$725	$606,196
Fremont Home Loan Trust, Ser. 2004-2, Class M1(b)	A3	1.065%	07/25/34	506	433,418
HSBC Home Equity Loan Trust, Ser. 2005-2, Class M2(b)	Aa1	0.701%	01/20/35	328	312,412
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(b)	B1	0.740%	06/25/34	926	792,932
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1(b)	Ba2	1.410%	05/25/33	222	208,436
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(b)	Baa2	1.260%	12/27/33	1,252	1,185,875
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(b)	Caa3	1.110%	07/25/32	642	545,513
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(b)	B2	1.485%	09/25/32	807	726,354
Securitized Asset Backed Receivables LLC, Ser. 2004-OP1, Class M1(b)	Ba3	0.975%	02/25/34	1,238	1,113,195
Securitized Asset Backed Receivables LLC, Ser. 2006-FR3, Class A3(b)	Ca	0.460%	05/25/36	1,372	698,989

					10,311,626

TOTAL ASSET-BACKED SECURITIES (cost $57,416,627)					57,419,037

BANK LOANS(b) — 0.5%
Automotive
Schaeffler AG (Germany)	Ba3	6.000%	01/27/17	600	605,625

Chemicals — 0.1%
Ashland, Inc.	Baa3	2.312%	08/23/16	1,382	1,383,306

Foods — 0.1%
Del Monte Foods Co.	Ba3	4.500%	03/08/18	988	988,345

Gaming
Scientific Games Corp	Ba1	3.215%	06/30/15	421	420,795

Healthcare & Pharmaceutical — 0.2%
Community Health Systems, Inc.	Ba3	2.811%	10/25/16	491	489,414
HCA, Inc.	Ba3	3.462%	05/01/18	370	370,232
HCA, Inc.	Ba3	3.561%	03/31/17	886	887,996
RPI Finance Trust	Baa2	4.000%	11/09/18	907	916,000
Universal Health Services, Inc.	Ba2	2.060%	08/15/16	894	894,375

					3,558,017

Pipelines & Other
Energy Transfer Equity LP	Ba2	3.750%	03/23/17	800	805,375

Technology — 0.1%
First Data Corp.	B1	4.211%	03/26/18	2,055	1,954,708
First Data Corp.	B1	5.211%	03/24/17	156	153,084
Flextronics International Ltd. (Singapore)	Ba1	0.381%	10/01/14	410	409,568
Flextronics International Ltd. (Singapore)	Ba1	2.462%	10/01/14	118	117,692
Sensata Technologies, Inc.	Ba2	3.750%	05/12/18	439	440,642

					3,075,694

TOTAL BANK LOANS (cost $10,829,598)					10,837,157

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	Caa2	6.000%	01/25/36	2,141	1,655,059
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(b)	B2	3.002%	02/25/35	530	512,934
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(b)	Caa1	2.770%	03/25/35	544	505,376
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(b)	B2	3.038%	02/25/37	1,195	1,191,169
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1(b)	Ba3	5.250%	09/25/19	645	658,934
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(b)	B1	2.991%	07/25/35	759	762,156
MASTR Alternative Loans Trust, Ser. 2004-4, Class 4A1	Baa1	5.000%	04/25/19	169	173,953

SEE NOTES TO FINANCIAL STATEMENTS.

A11

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)	Moody’s Ratings§† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(b)	Baa3	2.775%	02/25/34	$657	$662,119
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	CCC(c)	5.000%	03/25/20	415	419,902

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $7,031,532)					6,541,602

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.0%
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	2,981	3,013,504
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	2,000	2,019,194
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(b)	Aaa	5.685%	06/10/49	806	805,660
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2006-6, Class A3	Aaa	5.369%	10/10/45	3,400	3,703,419
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4(b)	AAA(c)	5.452%	03/11/39	1,200	1,353,955
Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Class A4(b)	Aaa	5.702%	12/10/49	800	942,529
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A4(b)	Aaa	5.304%	01/15/46	1,000	1,119,976
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD3, Class A5	Aaa	5.617%	10/15/48	480	551,684
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A	AA-(c)	5.440%	09/15/30	426	431,782
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A4(b)	AAA(c)	5.748%	06/10/46	4,000	4,542,800
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	1,249	1,255,989
Commercial Mortgage Pass-Through Certificates, Ser. 2012-CR3, Class A2(b)	Aaa	1.765%	10/15/45	2,600	2,670,834
Commercial Mortgage Pass-Through Certificates, Ser. 2012-CR5, Class A3(b)	Aaa	2.540%	12/10/45	1,000	999,362
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(b)	AAA(c)	5.409%	02/15/39	4,330	4,885,530
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class AM(b)	AAA(c)	5.409%	02/15/39	530	586,708
CS First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aa2	4.832%	04/15/37	900	967,473
CS First Boston Mortgage Securities Corp., Ser. 2005-C5, Class A4	AAA(c)	5.100%	08/15/38	3,000	3,297,474
CW Capital Cobalt Ltd., Ser. 2006-C1, Class A4	AA+(c)	5.223%	08/15/48	1,020	1,156,237
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(b)	AAA(c)	5.803%	05/15/46	1,175	1,251,482
FHLMC Multifamily Structured Pass-Through Certificates, I/O, Ser. K020, Class X1(b)	AA+(c)	1.479%	05/25/22	21,456	2,288,460
FHLMC Multifamily Structured Pass-Through Certificates, I/O, Ser. K021, Class X1(b)	AA+(c)	1.516%	06/25/22	5,897	655,604
FHLMC Multifamily Structured Pass-Through Certificates, I/O, Ser. K501, Class X1A(b)	AA+(c)	1.755%	08/25/16	6,340	296,794
FHLMC Multifamily Structured Pass-Through Certificates, I/O, Ser. K710, Class X1(b)	AA+(c)	1.785%	05/25/19	16,975	1,618,833
FHLMC Multifamily Structured Pass-Through Certificates, I/O, Ser. K711, Class X1(b)	AA+(c)	1.712%	07/25/19	17,495	1,626,217
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(c)	4.697%	05/10/43	2,610	2,789,398
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5(b)	Aa2	5.224%	04/10/37	1,400	1,546,836
Greenwich Capital Commercial Funding Corp., Ser. 2006-GG7, Class A4(a)(b)	Aaa	5.867%	07/10/38	1,620	1,860,424
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	2,667	2,752,069
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2	Aaa	5.778%	08/10/45	985	989,391

SEE NOTES TO FINANCIAL STATEMENTS.

A12

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings§† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB	Aaa	4.853%	03/15/46	$1,326	$1,368,614
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class A3	Aaa	4.697%	07/15/42	260	260,844
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class AM	Aa2	4.780%	07/15/42	1,000	1,079,820
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	2,486	2,575,397
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class AM(b)	Aa2	4.999%	10/15/42	1,170	1,272,595
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	1,445	1,541,618
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class A4	Aaa	5.475%	04/15/43	2,393	2,703,130
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(b)	Aaa	5.797%	06/15/49	1,118	1,153,114
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2012-CBX, Class A3	Aaa	3.139%	06/15/45	1,800	1,939,511
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2012-LC9, Class A4	Aaa	2.611%	12/15/47	1,500	1,506,745
JPMorgan Chase Commercial Mortgage Securities Corp. I/O, Ser. 2006-LDP6, Class X2(b)	Aaa	0.050%	04/15/43	86,032	7,227
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5	AAA(c)	4.826%	08/15/29	2,007	2,049,607
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A5	Aaa	4.739%	07/15/30	695	752,242
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class AM(b)	AA(c)	5.263%	11/15/40	1,390	1,527,837
LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2	AAA(c)	5.084%	02/15/31	298	298,277
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	55	54,780
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A4	Aaa	5.661%	03/15/39	1,630	1,849,825
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	1,900	1,947,511
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(b)	AAA(c)	5.684%	05/12/39	3,400	3,900,215
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class AM(b)	AA(c)	5.684%	05/12/39	780	874,761
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-1, Class AM(b)	A(c)	5.532%	02/12/39	440	489,258
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(b)	Aaa	5.893%	06/12/46	2,210	2,545,803
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A3	Aaa	5.364%	08/12/48	440	454,392
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-6, Class A2	Aaa	5.331%	03/12/51	2,157	2,215,599
Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4(b)	Aaa	5.420%	03/12/44	1,500	1,677,270
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(b)	AAA(c)	5.691%	10/15/42	2,600	2,935,127
Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4	AAA(c)	5.332%	12/15/43	4,080	4,694,656
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	3,697	3,876,545
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(b)	AAA(c)	5.651%	06/11/42	970	1,000,663
UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Class A4	AAA(c)	2.792%	12/10/45	1,400	1,415,729
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4	Aaa	5.418%	01/15/45	1,255	1,398,486
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(b)	Aaa	5.736%	05/15/43	3,688	4,207,961
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C31, Class A4	Aa2	5.509%	04/15/47	3,800	4,390,463
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C33, Class A4(b)	Aaa	5.921%	02/15/51	2,900	3,402,341

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $105,908,027)					115,347,581

SEE NOTES TO FINANCIAL STATEMENTS.

A13

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

CORPORATE BONDS — 11.4%	Moody’s Ratings§† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Aerospace & Defense — 0.1%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Ba2	6.300%	05/01/14	$	900	$939,375
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20		475	529,452

						1,468,827

Airlines — 0.2%
Continental Airlines, Inc. Pass-Through Trust, Pass-thru Certs., Ser. 1998-1, Class A	Baa2	6.648%	09/15/17		185	198,069
Continental Airlines, Inc. Pass-Through Trust, Pass-thru Certs., Ser. 2001-1 Class A-1(e)	Baa2	6.703%	06/15/21		127	137,723
Continental Airlines, Inc. Pass-Through Trust, Pass-thru Certs., Ser. 2009-2, Class A	Baa2	7.250%	11/10/19		636	734,026
Continental Airlines, Inc. Pass-Through Trust, Pass-thru Certs., Ser. 2010-A(a)	Baa2	4.750%	01/12/21		701	762,819
Continental Airlines , Inc. Pass-Through Certificates, Pass-thru Certs., Ser. 2012-2, Class A	Baa2	4.000%	10/29/24		405	426,263
Delta Air Lines, Inc. Pass-Through Trust, Pass-thru Certs., Ser. 2007-1, Class A	Baa2	6.821%	08/10/22		355	396,081
Delta Air Lines, Inc. Pass-Through Trust, Pass-thru Certs., Ser. 2011-1, Class A(a)	Baa2	5.300%	04/15/19		986	1,087,481
Delta Air Lines, Inc. Pass-Through Trust, Pass-thru Certs., Ser. 2A	Baa2	4.950%	05/23/19		604	658,562

						4,401,024

Automotive — 0.1%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	3.984%	06/15/16		430	456,585
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	4.207%	04/15/16		1,440	1,535,927
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	Baa1	2.700%	03/15/17		380	392,739
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14		495	540,583
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	01/15/16		235	265,267

						3,191,101

Banking — 2.7%
American Express Co., Sr. Unsec’d. Notes, 144A	A3	2.650%	12/02/22		2,300	2,290,841
American Express Credit Corp., Sr. Unsec’d. Notes, MTN(f)	A2	2.800%	09/19/16		1,210	1,280,234
Banco Bradesco SA (Brazil), Sub. Notes(a)	Baa1	8.750%	10/24/13		1,690	1,778,725
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	3.875%	09/20/22		530	543,324
Bangkok Bank PCL/Hong Kong (Thailand), Sr. Unsec’d. Notes, 144A	A3	2.750%	03/27/18		1,515	1,532,250
Bank of America Corp., Jr. Sub. Notes, Ser. K(b)	B1	8.000%	12/29/49		2,100	2,322,768
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	4.500%	04/01/15		185	197,196
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%	01/24/22		1,290	1,551,288
Bank of America Corp., Sr. Unsec’d. Notes(f)	Baa2	6.000%	09/01/17		1,330	1,557,450
Bank of America Corp., Sr. Unsec’d. Notes, Ser. 1	Baa2	3.750%	07/12/16		790	844,452
Bank of America Corp., Sr. Unsec’d. Notes, Ser. L, MTN	Baa2	5.650%	05/01/18		105	122,162
Bank of America NA, Sub. Notes	Baa1	5.300%	03/15/17		850	956,003
Bank of America NA, Sub. Notes	Baa1	6.000%	10/15/36		805	986,348
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	A2	5.300%	10/30/15		550	609,506
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	A2	6.400%	10/02/17		270	324,269
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	A2	7.250%	02/01/18		1,135	1,422,204
Capital One Bank Corp., Sub. Notes	Baa1	6.500%	06/13/13		10	10,261
Capital One Capital VI, Ltd. Gtd. Notes	Baa3	8.875%	05/15/40		1,130	1,130,000
Citigroup, Inc., Sr. Unsec’d. Notes(a)	Baa2	4.500%	01/14/22		2,125	2,370,871
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	05/15/18		745	892,816
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.875%	03/05/38		320	421,266
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.125%	07/15/39		850	1,272,548
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%	05/22/19		1,195	1,606,841
Citigroup, Inc., Sub. Notes	Baa3	6.125%	08/25/36		725	790,161
DEPFA ACS Bank (Ireland), Covered Notes, 144A	A3	5.125%	03/16/37		1,325	1,034,420
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20		485	602,223
Goldman Sachs Group, Inc. (The), Sr. Notes	A3	6.250%	02/01/41		220	269,923

SEE NOTES TO FINANCIAL STATEMENTS.

A14

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

CORPORATE BONDS (continued)	Moody’s Ratings§† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Banking (continued)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%	07/27/21	$	2,305	$2,627,645
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A3	5.750%	01/24/22		1,250	1,477,765
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.000%	06/15/20		700	831,748
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	5.625%	01/15/17		765	839,340
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	6.450%	05/01/36		1,020	1,118,772
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	6.750%	10/01/37		113	128,066
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	4.875%	01/14/22		1,730	2,007,783
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	5.100%	04/05/21		920	1,086,411
Huntington BancShares, Inc., Sub. Notes	Baa2	7.000%	12/15/20		150	183,519
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(b)	Ba1	7.900%	04/29/49		2,000	2,266,020
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.150%	07/05/16		1,935	2,050,036
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	A2	4.250%	10/15/20		2,360	2,624,620
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN(f)	A2	5.800%	01/13/20		1,770	2,071,401
Morgan Stanley, Notes, Ser. G, MTN	Baa1	6.625%	04/01/18		100	117,858
Morgan Stanley, Sr. Unsec’d. Notes(a)	Baa1	6.375%	07/24/42		640	750,275
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.625%	09/23/19		2,110	2,386,368
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.950%	12/28/17		495	560,540
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	5.450%	01/09/17		2,530	2,799,650
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	5.500%	07/28/21		635	720,962
MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes(b)	Ba1	6.346%	07/29/49		800	882,156
People’s United Financial, Inc., Sr. Unsec’d. Notes	A3	3.650%	12/06/22		1,195	1,201,215
PNC Funding Corp., Gtd. Notes	A3	2.700%	09/19/16		925	977,286
PNC Funding Corp., Gtd. Notes(a)	A3	6.700%	06/10/19		390	497,575
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	Baa1	6.400%	10/21/19		1,775	2,097,411
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes, Ser. 2	A3	3.400%	08/23/13		95	96,410
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	3.000%	09/24/15		780	794,304
US Bancorp, Sub. Notes, MTN	A2	2.950%	07/15/22		915	924,357

						62,839,843

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(g)	NR	6.875%	02/06/12		1,850	432,438
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(g)	NR	6.875%	05/02/18		700	168,000

						600,438

Building Materials & Construction
Odebrecht Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	Baa3	5.125%	06/26/22		500	542,500

Cable — 0.4%
Cablevision Systems Corp., Sr. Unsec’d. Notes(a)	B1	8.625%	09/15/17		900	1,049,625
Comcast Cable Holdings LLC, Gtd. Notes	Baa1	9.875%	06/15/22		1,440	2,069,716
Comcast Corp., Gtd. Notes	Baa1	6.400%	05/15/38		310	396,093
Comcast Corp., Gtd. Notes	Baa1	6.950%	08/15/37		290	393,259
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16		605	640,941
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.550%	03/15/15		165	173,573
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	4.750%	10/01/14		1,755	1,873,848
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	5.150%	03/15/42		1,020	1,031,662
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.500%	04/01/14		345	373,826

						8,002,543

Capital Goods — 0.4%
Actuant Corp., Gtd. Notes	Ba2	5.625%	06/15/22		1,040	1,076,400
Case New Holland, Inc., Gtd. Notes(a)	Ba2	7.875%	12/01/17		1,100	1,300,750
Deere & Co., Sr. Unsec’d. Notes	A2	3.900%	06/09/42		635	649,000
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,195,904; purchased 10/10/07)(e)(h)	Baa1	6.375%	10/15/17		1,198	1,448,937
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $386,623; purchased 10/10/07)(e)(h)	Baa1	7.000%	10/15/37		390	495,233
General Electric Co., Sr. Unsec’d. Notes	Aa3	4.125%	10/09/42		455	468,035

SEE NOTES TO FINANCIAL STATEMENTS.

A15

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

CORPORATE BONDS (continued)	Moody’s Ratings§† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Capital Goods (continued)
General Electric Co., Sr. Unsec’d. Notes	Aa3	5.250%	12/06/17	$	320	$377,328
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Notes, 144A (original cost $319,875; purchased 07/10/12)(e)(h)	Baa3	2.500%	07/11/14		320	323,343
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $419,593; purchased 05/08/12)(e)(h)	Baa3	3.125%	05/11/15		420	428,543
United Technologies Corp., Sr. Unsec’d. Notes	A2	4.500%	06/01/42		1,540	1,711,188
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21		1,060	1,203,446

						9,482,203

Chemicals — 0.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	7.600%	05/15/14		686	748,962
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	9.400%	05/15/39		35	57,625
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13		780	814,449
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes(a)	Baa3	5.000%	04/15/19		800	884,000
Reliance Holdings USA, Inc., Gtd. Notes, 144A	Baa2	5.400%	02/14/22		900	1,006,629
Union Carbide Corp., Sr. Unsec’d. Notes	Baa2	7.500%	06/01/25		500	622,655

						4,134,320

Consumer — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18		1,600	1,863,622
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16		998	1,057,880

						2,921,502

Electric — 0.7%
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa1	6.250%	08/01/16		170	199,544
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa1	6.350%	10/01/36		530	703,618
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	A3	5.700%	03/15/13		1,070	1,081,433
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	A3	6.950%	03/15/33		300	425,797
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 09-C	A3	5.500%	12/01/39		145	179,976
Duke Energy Carolinas LLC, First Mtge. Bonds(f)(i)	A1	6.050%	04/15/38		530	694,300
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35		845	1,053,673
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa2	8.625%	08/01/15		1,160	1,356,882
ENEL Finance International NV (Netherlands), Gtd. Notes, 144A	Baa2	6.000%	10/07/39		1,260	1,220,117
Exelon Corp., Sr. Unsec’d. Notes	Baa2	4.900%	06/15/15		195	212,263
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	Baa1	6.250%	10/01/39		1,375	1,598,934
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.950%	10/01/33		380	494,952
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A3	5.700%	06/01/17		470	563,826
Iberdrola International BV (Netherlands), Gtd. Notes	Baa1	6.750%	09/15/33		140	150,188
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF	Baa2	5.050%	11/15/14		575	616,278
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37		325	401,279
Nevada Power Co., Genl. Ref. Mtge., Ser. O	Baa1	6.500%	05/15/18		1,210	1,509,059
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	4.881%	08/15/19		545	636,476
NSTAR, Sr. Unsec’d. Notes	A3	4.500%	11/15/19		605	687,190
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa2	6.375%	01/15/15		465	513,182
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18		135	164,035
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	A1	5.800%	05/01/37		515	667,438
Southern California Edison Co., Ser. 04-F	A1	4.650%	04/01/15		610	664,832
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	4.800%	09/15/41		480	538,627
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17		263	307,716

						16,641,615

Energy – Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20		480	553,181
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13		960	998,983

						1,552,164

SEE NOTES TO FINANCIAL STATEMENTS.

A16

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

CORPORATE BONDS (continued)	Moody’s Ratings§† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Energy – Other — 0.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375%	09/15/17	$	1,070	$1,278,110
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.450%	09/15/36		305	382,094
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.950%	06/15/19		225	284,359
Devon Energy Corp., Sr. Unsec’d. Notes(a)	Baa1	4.750%	05/15/42		900	962,832
Nabors Industries, Inc., Gtd. Notes(a)	Baa2	4.625%	09/15/21		890	957,854
Phillips 66, Gtd. Notes, 144A	Baa1	2.950%	05/01/17		415	439,832
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	6.875%	05/01/18		1,450	1,764,050
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	2.500%	10/15/17		755	762,943
Weatherford International Ltd. (Bermuda), Gtd. Notes(a)	Baa2	5.125%	09/15/20		685	754,863
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	6.500%	08/01/36		25	27,839
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13		1,660	1,714,948

						9,329,724

Foods — 0.5%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	2.500%	07/15/22		1,030	1,036,448
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	8.000%	11/15/39		1,160	1,878,041
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	8.200%	01/15/39		230	377,723
ARAMARK Corp., Gtd. Notes(a)	B3	8.500%	02/01/15		650	653,256
Beam, Inc., Sr. Unsec’d. Notes	Baa2	6.375%	06/15/14		708	763,166
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14		1,000	1,052,266
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19		860	1,106,558
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $646,913; purchased 11/19/07)(e)(h)	A2	6.000%	11/27/17		650	782,014
Constellation Brands, Inc., Gtd. Notes	Ba1	4.625%	03/01/23		1,000	1,045,000
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17		460	522,160
Kraft Foods Group, Inc., Gtd. Notes, 144A	Baa2	5.000%	06/04/42		575	646,587
TreeHouse Foods, Inc., Gtd. Notes	Ba2	7.750%	03/01/18		1,200	1,302,000
Tyson Foods, Inc., Gtd. Notes(b)	Baa3	6.600%	04/01/16		785	899,567

						12,064,786

Healthcare & Pharmaceutical — 0.5%
AbbVie, Inc., Gtd. Notes, 144A	Baa1	4.400%	11/06/42		605	643,196
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	11/15/41		1,365	1,536,124
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.375%	05/15/43		995	1,173,133
Aristotle Holding, Inc., Gtd. Notes, 144A	Baa3	2.750%	11/21/14		2,060	2,125,086
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	6.450%	09/15/37		480	650,084
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	Ba3	5.125%	08/15/18		900	938,250
Genentech, Inc., Sr. Unsec’d. Notes	AA(c)	4.750%	07/15/15		270	297,761
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	12/01/41		470	583,878
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes(a)	Baa2	3.750%	08/23/22		150	159,070
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	5.625%	12/15/15		560	631,590
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.950%	12/01/28		205	267,225
Mylan, Inc., Gtd. Notes, 144A(a)	Baa3	7.625%	07/15/17		900	1,011,482
Valeant Pharmaceuticals International, Gtd. Notes, 144A(a)	B1	6.500%	07/15/16		850	893,563
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	4.625%	10/01/42		460	478,921
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes(a)	Baa3	6.125%	08/15/19		440	535,621

						11,924,984

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	06/15/36		480	646,076
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41		540	655,547
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36		640	780,228
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	01/15/15		1,200	1,310,958
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%	06/15/17		115	137,931
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.500%	06/15/37		400	526,910
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.625%	11/15/37		410	542,239
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	05/15/42		330	340,829
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.650%	01/15/43		775	807,640

SEE NOTES TO FINANCIAL STATEMENTS.

A17

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

CORPORATE BONDS (continued)	Moody’s Ratings§† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Healthcare Insurance (continued)
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	5.000%	12/15/14	$	1,085	$1,171,869

						6,920,227

Insurance — 0.9%
Allied World Assurance Co. Ltd. (Switzerland), Gtd. Notes	Baa1	5.500%	11/15/20		480	532,054
Allstate Corp. (The), Sr. Unsec’d. Notes(a)	A3	5.200%	01/15/42		115	136,487
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.250%	05/15/13		655	662,956
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20		910	1,129,126
American International Group, Inc., Sr. Unsec’d. Notes(a)	Baa1	8.250%	08/15/18		900	1,182,497
Axis Specialty Finance LLC, Gtd. Notes(a)	Baa1	5.875%	06/01/20		990	1,123,891
Chubb Corp. (The), Jr. Sub. Notes(a)(b)	A3	6.375%	03/29/67		1,260	1,373,400
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes(a)	Baa3	5.125%	04/15/22		635	732,695
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.000%	03/15/34		910	1,057,610
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	6.500%	05/01/42		215	241,883
Lincoln National Corp., Jr. Sub. Notes(b)	Ba1	6.050%	04/20/67		250	249,062
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%	10/09/37		476	569,097
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40		660	859,020
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19		505	675,334
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%	06/15/35		960	1,172,112
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.375%	06/15/34		85	110,910
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.750%	06/01/16		270	319,773
New York Life Insurance Co., Sub. Notes, 144A	Aa2	6.750%	11/15/39		650	899,090
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A(b)	A2	5.000%	10/18/42		610	644,333
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	Aa2	6.063%	03/30/40		350	446,843
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20		640	728,849
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.250%	06/15/39		870	1,216,609
Principal Financial Group, Inc., Gtd. Notes	A3	4.625%	09/15/42		105	106,716
Progressive Corp. (The), Jr. Sub. Notes(a)(b)	A2	6.700%	06/15/37		715	772,200
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	Aa2	6.850%	12/16/39		1,430	1,939,473
Unum Group, Sr. Unsec’d. Notes	Baa2	5.625%	09/15/20		315	359,913
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.600%	05/15/15		705	765,053
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19		575	655,318
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14		110	117,132

						20,779,436

Lodging — 0.3%
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14		800	924,000
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.000%	03/01/19		490	504,310
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.250%	09/15/22		805	805,238
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	05/15/18		2,700	3,282,539
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	4.250%	03/01/22		890	918,940

						6,435,027

Media & Entertainment — 0.4%
Belo Corp., Gtd. Notes	Ba1	8.000%	11/15/16		1,000	1,088,750
CBS Corp., Gtd. Notes(e)	Baa2	4.850%	07/01/42		340	353,869
Globo Comunicacao e Participacoes SA (Brazil), Sr. Unsec’d. Notes, 144A(d)	Baa2	5.307%	05/11/22		500	545,000
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37		250	306,816
News America, Inc., Gtd. Notes(a)	Baa1	6.150%	02/15/41		475	601,627
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39		35	45,824
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28		1,265	1,630,553
Sinclair Television Group, Inc., Sec’d. Notes, 144A	Ba3	9.250%	11/01/17		1,100	1,210,000
Time Warner, Inc., Gtd. Notes	Baa2	6.200%	03/15/40		175	214,307
Time Warner, Inc., Gtd. Notes	Baa2	6.250%	03/29/41		495	611,180
Time Warner, Inc., Gtd. Notes(a)	Baa2	7.250%	10/15/17		745	935,479
Time Warner, Inc., Gtd. Notes	Baa2	7.625%	04/15/31		155	213,386
Time Warner, Inc., Gtd. Notes	Baa2	9.150%	02/01/23		625	922,952

SEE NOTES TO FINANCIAL STATEMENTS.

A18

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

CORPORATE BONDS (continued)	Moody’s Ratings§† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Media & Entertainment (continued)
Viacom, Inc., Sr. Unsec’d. Notes, 144A	Baa1	4.375%	03/15/43	$	593	$583,338

						9,263,081

Metals — 0.3%
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39		125	150,543
Peabody Energy Corp., Gtd. Notes	Ba1	6.000%	11/15/18		1,275	1,354,688
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	A-(c)	4.500%	05/15/13		255	258,320
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35		370	475,001
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	5.200%	03/01/42		585	597,916
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	1.800%	10/23/15		905	909,914
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.450%	10/25/17		1,000	1,009,694
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.850%	11/10/14		995	1,021,268

						5,777,344

Non-Captive Finance — 0.5%
Discover Financial Services, Sr. Unsec’d. Notes, 144A	Ba1	3.850%	11/21/22		900	928,687
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	5.875%	01/14/38		970	1,170,064
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(f)(i)	A1	6.000%	08/07/19		3,010	3,661,855
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN	A1	6.875%	01/10/39		730	992,288
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	5.750%	05/15/16		230	242,440
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	Ba3	6.375%	03/25/13		1,750	1,768,375
SLM Corp., Sr. Notes, MTN	Ba1	6.250%	01/25/16		365	396,938
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20		1,000	1,142,500
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18		1,025	1,199,250

						11,502,397

Paper — 0.2%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $273,386; purchased 10/27/10)(e)(h)	Baa2	5.400%	11/01/20		275	327,149
International Paper Co., Sr. Unsec’d. Notes	Baa3	6.000%	11/15/41		1,270	1,503,846
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18		615	795,088
Rock-Tenn Co., Gtd. Notes, 144A	Ba1	4.000%	03/01/23		360	365,721
Rock-Tenn Co., Unsec’d. Notes, 144A(a)	Ba1	4.900%	03/01/22		675	729,463

						3,721,267

Pipelines & Other — 0.3%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	4.650%	06/01/21		610	670,226
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20		500	587,549
ONEOK Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36		130	161,199
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.000%	02/01/13		80	80,361
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.200%	04/15/18		3,310	4,030,319
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.250%	02/15/13		205	206,303

						5,735,957

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.700%	08/01/28		735	904,913
CSX Corp., Sr. Unsec’d. Notes	Baa2	6.150%	05/01/37		690	872,330
Norfolk Southern Corp., Sr. Unsec’d. Notes, 144A	Baa1	2.903%	02/15/23		590	593,891
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25		120	147,367

						2,518,501

Real Estate Investment Trusts — 0.2%
HCP, Inc., Sr. Unsec’d. Notes	Baa1	2.700%	02/01/14		670	682,024
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	7.750%	08/15/19		685	848,914
ProLogis LP, Gtd. Notes	Baa2	6.875%	03/15/20		68	82,317
Simon Property Group LP, Sr. Unsec’d. Notes	A3	2.800%	01/30/17		235	247,969
Simon Property Group LP, Sr. Unsec’d. Notes(a)	A3	3.375%	03/15/22		190	200,662
Simon Property Group LP, Sr. Unsec’d. Notes(a)	A3	6.125%	05/30/18		2,925	3,562,978

						5,624,864

SEE NOTES TO FINANCIAL STATEMENTS.

A19

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

CORPORATE BONDS (continued)	Moody’s Ratings§† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Retailers — 0.3%
CVS Caremark Corp., Sr. Unsec’d. Notes(a)	Baa2	5.750%	05/15/41	$	960	$1,195,257
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39		335	428,719
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A3	6.500%	03/15/29		345	440,665
Ltd. Brands, Inc., Gtd. Notes	Ba1	5.625%	02/15/22		800	870,000
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	Baa3	3.875%	01/15/22		300	319,761
Macy’s Retail Holdings, Inc., Gtd. Notes	Baa3	5.875%	01/15/13		2,000	2,003,530
Nordstrom, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.000%	10/15/21		220	245,288
Target Corp., Sr. Unsec’d. Notes(a)	A2	4.000%	07/01/42		960	986,284
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.625%	04/15/41		650	851,225

						7,340,729

Technology — 0.3%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15		370	383,902
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	06/15/16		2,030	2,132,458
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14		1,225	1,318,406
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A	Ba1	7.500%	08/12/15		900	958,500
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15		2,650	2,786,976

						7,580,242

Telecommunications — 0.6%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40		560	736,761
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31		18	27,240
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.350%	09/01/40		1,378	1,604,747
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.550%	02/15/39		1,115	1,465,236
AT&T, Inc., Sr. Unsec’d. Notes, 144A	A2	4.300%	12/15/42		830	833,613
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.625%	12/15/30		350	556,037
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18		1,830	2,517,531
Embarq Corp., Sr. Unsec’d. Notes (original cost $367,380; purchased 05/04/11-05/11/11)(e)(h)	Baa3	7.082%	06/01/16		325	380,764
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,667,844; purchased 05/12/06-04/10/07)(e)(h)	Baa3	7.995%	06/01/36		1,645	1,816,937
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.500%	10/01/14		880	963,151
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.250%	11/15/13		170	174,675
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.200%	07/18/36		475	495,900
Telefonica Chile SA (Chile), Sr. Unsec’d. Notes, 144A(a)	BBB(c)	3.875%	10/12/22		345	344,400
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.400%	02/15/38		55	74,463
Windstream Corp., Gtd. Notes	Ba3	8.125%	08/01/13		700	726,250

						12,717,705

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18		3,040	4,255,781
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38		130	214,167
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39		850	1,421,903
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19		290	370,048
Reynolds American, Inc., Gtd. Notes	Baa2	7.250%	06/15/37		285	373,730

						6,635,629

TOTAL CORPORATE BONDS (cost $234,585,641)						261,649,980

MORTGAGE-BACKED SECURITIES — 11.5%
Federal Home Loan Mortgage Corp.(b)		2.615%	12/01/35		729	770,811
Federal Home Loan Mortgage Corp.(b)		2.634%	06/01/36		429	455,264
Federal Home Loan Mortgage Corp.		3.000%	TBA 15 YR		1,500	1,575,000
Federal Home Loan Mortgage Corp.		3.500%	TBA 30 YR		2,000	2,126,719

SEE NOTES TO FINANCIAL STATEMENTS.

A20

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

MORTGAGE-BACKED SECURITIES (continued)		Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Federal Home Loan Mortgage Corp.		4.000%	06/01/26-12/01/40	$	8,055	$8,599,960
Federal Home Loan Mortgage Corp.		4.500%	02/01/19-10/01/41		19,848	21,441,074
Federal Home Loan Mortgage Corp.		5.000%	07/01/18-05/01/39		8,850	9,556,745
Federal Home Loan Mortgage Corp.		5.500%	12/01/33-07/01/38		8,997	9,742,219
Federal Home Loan Mortgage Corp.		6.000%	03/01/32-08/01/39		2,839	3,117,988
Federal Home Loan Mortgage Corp.		6.500%	12/01/14-09/01/16		49	50,260
Federal Home Loan Mortgage Corp.		7.000%	05/01/31-10/01/31		474	559,258
Federal National Mortgage Association(b)		2.290%	07/01/33		554	585,315
Federal National Mortgage Association(b)		2.308%	06/01/37		75	78,813
Federal National Mortgage Association(b)		2.460%	07/01/37		708	743,969
Federal National Mortgage Association		2.500%	TBA 15 YR		9,000	9,410,625
Federal National Mortgage Association		3.000%	TBA 15 YR		4,000	4,221,875
Federal National Mortgage Association		3.500%	06/01/39-09/01/42		7,014	7,505,757
Federal National Mortgage Association		3.500%	TBA 15 YR		2,000	2,121,562
Federal National Mortgage Association		3.500%	TBA 30 YR		7,500	7,981,933
Federal National Mortgage Association		3.500%	TBA 30 YR		27,000	28,785,586
Federal National Mortgage Association		4.000%	TBA 30 YR		2,500	2,679,687
Federal National Mortgage Association		4.500%	11/01/18-03/01/41		14,608	16,098,923
Federal National Mortgage Association		5.000%	10/01/18-05/01/36		6,190	6,735,018
Federal National Mortgage Association		5.000%	TBA 30 YR		7,000	7,581,875
Federal National Mortgage Association		5.500%	03/01/16-04/01/37		11,281	12,396,772
Federal National Mortgage Association		6.000%	04/01/13-06/01/38		11,456	12,767,417
Federal National Mortgage Association		6.500%	07/01/17-01/01/37		4,611	5,193,529
Federal National Mortgage Association		7.000%	02/01/32-07/01/32		402	471,243
Federal National Mortgage Association		7.500%	05/01/32		96	117,447
Government National Mortgage Association		3.000%	TBA 30 YR		2,500	2,657,813
Government National Mortgage Association		3.000%	TBA 30 YR		4,000	4,251,875
Government National Mortgage Association		3.500%	TBA 30 YR		500	542,383
Government National Mortgage Association		3.500%	TBA 30 YR		5,500	5,975,664
Government National Mortgage Association		4.000%	06/15/40-05/20/41		2,156	2,378,151
Government National Mortgage Association		4.000%	TBA 30 YR		6,000	6,580,313
Government National Mortgage Association		4.000%	TBA 30 YR		19,500	21,233,673
Government National Mortgage Association		4.500%	01/20/41-02/20/41		6,569	7,246,565
Government National Mortgage Association		4.500%	TBA 30 YR		11,750	12,864,415
Government National Mortgage Association		5.000%	TBA 30 YR		6,500	7,108,359
Government National Mortgage Association		5.500%	08/15/33-04/15/36		4,259	4,761,775
Government National Mortgage Association		6.000%	11/15/23-07/15/34		1,443	1,635,240
Government National Mortgage Association		6.500%	10/15/23-09/15/36		2,680	3,095,764
Government National Mortgage Association		8.000%	01/15/24-07/15/24		45	53,193

TOTAL MORTGAGE-BACKED SECURITIES (cost $255,726,281)						263,857,827

MUNICIPAL BONDS — 0.6%	Moody’s Ratings§† (Unaudited)
Bay Area Toll Authority, Revenue Bonds, BABs	Aa3	6.263%	04/01/49		1,305	1,787,667
Chicago O’Hare International Airport, Revenue Bonds, BABs	A2	6.395%	01/01/40		970	1,255,636
Colorado State Regional Transportation District, Revenue Bonds, Ser. 2010B, BABs	Aa2	5.844%	11/01/50		625	848,694
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43		945	1,136,882
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40		1,000	1,465,170
New York City Transitional Finance Authority, Revenue Bonds, BABs	Aa1	5.767%	08/01/36		1,100	1,378,773
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40		415	483,156
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34		275	317,070

SEE NOTES TO FINANCIAL STATEMENTS.

A21

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

MUNICIPAL BONDS (continued)	Moody’s Ratings§† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34	$	425	$551,110
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	Aa3	5.511%	12/01/45		505	599,076
State of California, General Obligation Unlimited, BABs	A1	7.300%	10/01/39		1,250	1,732,162
State of California, General Obligation Unlimited, BABs	A1	7.500%	04/01/34		350	485,485
State of California, General Obligation Unlimited, BABs	A1	7.550%	04/01/39		245	351,570
State of California, General Obligation Unlimited, BABs	A1	7.625%	03/01/40		205	294,398
State of Illinois, General Obligation Bonds, Taxable Series	A2	4.421%	01/01/15		630	667,920
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26		305	369,224

TOTAL MUNICIPAL BONDS (cost $10,726,811)						13,723,993

NON-CORPORATE FOREIGN AGENCIES — 0.9%
Commonwealth Bank of Australia (Australia), Gov’t Gtd. Notes, 144A	Aaa	2.700%	11/25/14		7,220	7,521,363
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	4.000%	01/29/21		460	494,598
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	5.125%	06/29/20		365	419,421
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14		800	856,294
Kreditanstalt Fuer Wiederaufbau (Germany), Gtd. Notes	Aaa	2.375%	08/25/21		730	760,514
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	4.750%	03/08/44		846	955,980
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	12/01/23		350	437,500
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes(a)	A3	5.375%	01/27/21		1,260	1,418,533
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	5.500%	01/21/21		2,240	2,617,440
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	Aa2	5.250%	01/20/20		285	340,575
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299%	05/15/17		2,100	2,325,750
Russian Foreign Bond-Eurobond (Russia), Sr. Unsec’d. Notes, 144A	Baa1	3.250%	04/04/17		2,200	2,337,500

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $19,359,392)						20,485,468

NON-CORPORATE SOVEREIGNS — 0.1%
Italy Government International Bond (Italy)(a)	NR	3.125%	01/26/15		300	304,674
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	A2	3.000%	03/17/23		1,695	1,690,763
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, Ser. E, MTN	Baa3	3.625%	06/17/13		1,100	1,099,967

TOTAL NON-CORPORATE SOVEREIGNS (cost $3,076,869)						3,095,404

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Federal Home Loan Banks		5.500%	07/15/36		950	1,307,132
Federal Home Loan Mortgage Corp.		0.750%	01/12/18		455	451,918
Federal Home Loan Mortgage Corp.		1.250%	10/02/19		215	214,371
Resolution Funding Corp. Interest Strip, Bonds(j)		1.170%	04/15/18		2,645	2,488,873
Tennessee Valley Authority		5.880%	04/01/36		85	118,101

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,999,438)						4,580,395

U.S. GOVERNMENT TREASURY OBLIGATIONS — 7.0%
U.S. Treasury Bonds		2.750%	08/15/42		1,700	1,641,562
U.S. Treasury Bonds(a)		2.750%	11/15/42		5,350	5,154,393

SEE NOTES TO FINANCIAL STATEMENTS.

A22

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

U.S. GOVERNMENT TREASURY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Inflation Indexed Notes	1.375%	01/15/20	$9,226	$10,936,712
U.S. Treasury Notes	0.250%	11/30/14	14,855	14,855,579
U.S. Treasury Notes	0.625%	11/30/17	1,155	1,151,120
U.S. Treasury Notes	0.750%	12/31/17	30,195	30,244,550
U.S. Treasury Notes	1.125%	12/31/19	5	4,986
U.S. Treasury Notes(a)	1.625%	11/15/22	1,980	1,958,343
U.S. Treasury Notes	2.375%	02/28/15	1,140	1,191,300
U.S. Treasury Notes	3.125%	04/30/17	5,890	6,526,856
U.S. Treasury Notes	3.500%	02/15/18	15,000	17,080,080
U.S. Treasury Notes	4.250%	11/15/17	6,475	7,581,824
U.S. Treasury Notes	4.500%	11/15/15	12,950	14,479,719
U.S. Treasury Strips Coupon(j)	2.140%	05/15/24	16,380	12,857,563
U.S. Treasury Strips Coupon(j)	2.180%	08/15/24	11,695	9,086,278
U.S. Treasury Strips Coupon(j)	2.610%	05/15/25	6,000	4,518,084
U.S. Treasury Strips Coupon(j)	3.020%	05/15/27	2,280	1,582,502
U.S. Treasury Strips Coupon(j)	3.070%	08/15/27	7,495	5,147,596
U.S. Treasury Strips Coupon(j)	3.120%	11/15/27	8,600	5,846,762
U.S. Treasury Strips Coupon(j)	3.350%	05/15/29	3,685	2,367,001
U.S. Treasury Strips Coupon(a)(j)	3.910%	08/15/33	8,260	4,541,249
U.S. Treasury Strips Principal(k)	0.300%	11/15/15	1,190	1,179,696

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (cost $150,564,522)				159,933,755

TOTAL LONG-TERM INVESTMENTS (cost $1,566,441,847)				2,120,034,158

SHORT-TERM INVESTMENTS — 17.5%
U.S. GOVERNMENT TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill (cost $2,009,779)(i)(l)	0.050%	03/21/13	2,010	2,009,847

			Shares
AFFILIATED MUTUAL FUNDS — 17.4%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $126,614,815) (Note 4)(m)			13,078,122	120,711,062
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $277,677,533; includes $110,365,428 of cash collateral received for securities on loan) (Note 4)(m)(n)			277,677,533	277,677,533

TOTAL AFFILIATED MUTUAL FUNDS (cost $404,292,348)				398,388,595

TOTAL SHORT-TERM INVESTMENTS (cost $406,302,127)				400,398,442

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 110.20% (cost $1,972,743,974)				2,520,432,600

			Principal Amount (000)#
SECURITY SOLD SHORT — (0.2)%
MORTGAGE-BACKED SECURITY
Federal National Mortgage Association (proceeds received $4,313,125)	4.500%	TBA 30 YR	$4,000	(4,320,781)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 110.0% (cost $1,968,430,849)				2,516,111,819
LIABILITIES IN EXCESS OF OTHER ASSETS(o) — (10.0)%				(229,083,355)

NET ASSETS — 100.0%				$2,287,028,464

SEE NOTES TO FINANCIAL STATEMENTS.

A23

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
ADR	American Depositary Receipt
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corp.
I/O	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
REIT	Real Estate Investment Trust
TBA	To Be Announced

§	The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

†	The ratings reflected are as of December 31, 2012. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $108,695,059; cash collateral of $110,365,428 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2012.

(c)	Standard & Poor’s Rating.

(d)	Represents a step bond. Rate shown reflects the rate in effect at December 31, 2012.

(e)	Indicates a security that has been deemed illiquid.

(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(g)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security. Such securities may be post maturity.

(h)	Indicates a restricted security; the aggregate original cost of such securities is $5,277,518. The aggregate value of $6,002,920 is approximately 0.3% of net assets.

(i)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(j)	Rate shown reflects the effective yield at December 31, 2012.

(k)	Represents zero coupon bond. Rate shown reflects the effective yield at December 31, 2012.

(l)	Rate quoted represents yield-to-maturity as of purchase date.

(m)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short Term Bond Fund.

(n)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at December 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2012	Unrealized Appreciation/ (Depreciation)
Long Positions:
186	2 Year U.S. Treasury Notes	Mar. 2013	$40,996,619	$41,007,188	$10,569
293	5 Year U.S. Treasury Notes	Mar. 2013	36,395,493	36,453,320	57,827
317	10 Year U.S. Treasury Notes	Mar. 2013	42,149,921	42,091,656	(58,265)
54	S&P 500 E-mini	Mar. 2013	3,891,764	3,834,270	(57,494)
98	S&P 500 Index	Mar. 2013	35,085,003	34,792,450	(292,553)
28	U.S. Ultra Bond	Mar. 2013	4,571,691	4,552,625	(19,066)

					(358,982)

Short Position:
141	U.S. Long Bond	Mar. 2013	21,121,483	20,797,500	323,983

					$(34,999)

SEE NOTES TO FINANCIAL STATEMENTS.

A24

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

Interest rate swap agreements outstanding at December 31, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-Counter Swap Agreements:
$20,110	08/31/16	0.934%	3 month LIBOR(1)	$316,966	$—	$316,966	Credit Suisse International
6,255	08/31/16	0.975%	3 month LIBOR(2)	(108,745)	—	(108,745)	JPMorgan Chase Bank
6,255	08/31/16	0.978%	3 month LIBOR(2)	(109,616)	—	(109,616)	JPMorgan Chase Bank
1,900	09/14/16	1.206%	3 month LIBOR(2)	(49,778)	—	(49,778)	Deutsche Bank AG
30,590	11/30/16	0.945%	3 month LIBOR(2)	(398,892)	—	(398,892)	Citibank, NA
19,045	11/30/16	0.913%	3 month LIBOR(2)	(223,831)	—	(223,831)	JPMorgan Chase Bank
11,150	02/28/17	0.680%	3 month LIBOR(1)	5,454	—	5,454	Citibank, NA
215	10/02/19	1.189%	3 month LIBOR(2)	144	—	144	Bank of Nova Scotia
1,940	01/13/22	1.660%	3 month LIBOR(2)	(10,067)	—	(10,067)	Citibank, NA
1,940	01/13/22	1.676%	3 month LIBOR(1)	9,235	—	9,235	Citibank, NA
7,095	08/15/28	2.370%	3 month LIBOR(2)	14,109	—	14,109	Citibank, NA

				$(555,021)	$—	$(555,021)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at December 31, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-Counter Credit Default Swaps on Corporate Issues - Buy Protection(1):
Bunge Ltd. Finance Corp.	6/20/14	0.650%	$1,110	$1,874	$—	$1,874	JPMorgan Chase Bank
Newell Rubbermaid, Inc.	6/20/18	1.000%	1,600	(9,426)	—	(9,426)	Morgan Stanley Capital Services, Inc.
Simon Property Group LP	6/20/18	0.970%	2,700	763	—	763	Morgan Stanley Capital Services, Inc.
Spectra Energy Capital LLC	6/20/18	1.150%	2,800	3,686	—	3,686	Deutsche Bank AG

				$(3,103)	$—	$(3,103)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted	prices generally in active markets for identical securities.
Level 2—other	significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—significant	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A25

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

The following is a summary of the inputs used as of December 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,145,108,386	$54,450,388	$—
Exchange Traded Fund	1,974,495	—	—
Preferred Stocks	558,000	470,000	—
Right	690	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	47,107,411	—
Residential Mortgage-Backed Securities	—	10,311,626	—
Bank Loans	—	10,837,157	—
Collateralized Mortgage Obligations	—	6,541,602	—
Commercial Mortgage-Backed Securities	—	115,347,581	—
Corporate Bonds	—	257,248,956	4,401,024
Mortgage-Backed Securities	—	263,857,827	—
Municipal Bonds	—	13,723,993	—
Non-Corporate Foreign Agencies	—	20,485,468	—
Non-Corporate Sovereigns	—	3,095,404	—
U.S. Government Agency Obligations	—	4,580,395	—
U.S. Government Treasury Obligations	—	161,943,602	—
Affiliated Mutual Funds	398,388,595	—	—
Mortgage-Backed Security Sold Short	—	(4,320,781)	—
Other Financial Instruments*
Futures Contracts	(34,999)	—	—
Interest Rate Swap Agreements	—	(555,021)	—
Credit Default Swap Agreements	—	(3,103)	—

Total	$1,545,995,167	$965,122,505	$4,401,024

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2012 were as follows:

Affiliated Mutual Funds (including 4.8% of collateral received for securities on loan)	17.4%
Mortgage-Backed Securities	11.5
U.S. Government Treasury Obligations	7.1
Commercial Mortgage-Backed Securities	5.0
Oil, Gas & Consumable Fuels	4.8
Pharmaceuticals	3.3
Insurance	3.0
Banking	2.8
Computers & Peripherals	2.6
Non-Residential Mortgage-Backed Securities	2.1
IT Services	1.9
Diversified Financial Services	1.8
Media	1.8
Software	1.8
Commercial Banks	1.7
Chemicals	1.6
Diversified Telecommunication Services	1.5
Aerospace & Defense	1.3
Beverages	1.3
Food & Staples Retailing	1.3
Industrial Conglomerates	1.3
Real Estate Investment Trusts	1.3
Tobacco	1.2
Capital Markets	1.1
Household Products	1.1

Internet Software & Services	1.1%
Machinery	1.1
Specialty Retail	1.1
Communications Equipment	1.0
Electric Utilities	1.0
Food Products	1.0
Healthcare Providers & Services	1.0
Hotels, Restaurants & Leisure	1.0
Semiconductors & Semiconductor Equipment	1.0
Energy Equipment & Services	0.9
Healthcare Equipment & Supplies	0.9
Non-Corporate Foreign Agencies	0.9
Biotechnology	0.8
Electric	0.7
Healthcare & Pharmaceutical	0.7
Multi-Utilities	0.7
Foods	0.6
Municipal Bonds	0.6
Telecommunications	0.6
Consumer Finance	0.5
Internet & Catalog Retail	0.5
Metals & Mining	0.5
Non-Captive Finance	0.5
Road & Rail	0.5
Air Freight & Logistics	0.4
Cable	0.4

SEE NOTES TO FINANCIAL STATEMENTS.

A26

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

Industry table (cont.)
Capital Goods	0.4%
Energy – Other	0.4
Media & Entertainment	0.4
Multiline Retail	0.4
Residential Mortgage-Backed Securities	0.4
Technology	0.4
Automobiles	0.3
Collateralized Mortgage Obligations	0.3
Commercial Services & Supplies	0.3
Healthcare Insurance	0.3
Lodging	0.3
Metals	0.3
Retailers	0.3
Pipelines & Other	0.3
Textiles, Apparel & Luxury Goods	0.3
Airlines	0.2
Auto Components	0.2
Electrical Equipment	0.2
Electronic Equipment, Instruments & Components	0.2
Household Durables	0.2
Life Sciences Tools & Services	0.2
Paper	0.2
Trading Companies & Distributors	0.2

U.S. Government Agency Obligations	0.2%
Wireless Telecommunication Services	0.2
Automotive	0.1
Construction & Engineering	0.1
Consumer	0.1
Containers & Packaging	0.1
Energy – Integrated	0.1
Exchange Traded Fund	0.1
Gas Utilities	0.1
Independent Power Producers & Energy Traders	0.1
Leisure Equipment & Products	0.1
Non-Corporate Sovereigns	0.1
Paper & Forest Products	0.1
Personal Products	0.1
Professional Services	0.1
Railroads	0.1
Real Estate Management & Development	0.1

110.2
Mortgage-Backed Security Sold Short	(0.2)
Liabilities in excess of other assets	(10.0)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swap agreements	$6,323		Unrealized depreciation on swap agreements	$9,426
Equity contracts	—	—		Due from broker — variation margin	350,047	*
Equity contracts	Unaffiliated investments	690		—	—
Interest rate contracts	Unrealized appreciation on swap agreements	345,908		Unrealized depreciation on swap agreements	900,929
Interest rate contracts	Due from broker — variation margin	392,379	*	Due from broker — variation margin	77,331	*

Total		$745,300			$1,337,733

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Rights	Warrants	Options Purchased	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$—	$—	$(433,162)	$(433,162)
Equity contracts	23,682	56,192	—	—	8,038,834	—	8,118,708
Interest rate contracts	—	—	263,443	(223,837)	(2,425,919)	192,016	(2,194,297)

Total	$23,682	$56,192	$263,443	$(223,837)	$5,612,915	$(241,146)	$5,491,249

SEE NOTES TO FINANCIAL STATEMENTS.

A27

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Rights	Futures	Swaps	Total
Credit contracts	$—	$—	$(16,435)	$(16,435)
Equity contracts	690	(1,501,878)	—	(1,501,188)
Interest rate contracts	—	494,738	(1,052,281)	(557,543)

Total	$690	$(1,007,140)	$(1,068,716)	$(2,075,166)

For the year ended December 31, 2012, the Portfolio’s average volume of derivative activities is as follows:

Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)
$173,378,093	$29,384,047

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))
$100,511	$13,198

SEE NOTES TO FINANCIAL STATEMENTS.

A28

CONSERVATIVE BALANCED PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

ASSETS
Investments, at value including securities on loan of $108,695,059:
Unaffiliated investments (cost $1,568,451,626)	$2,122,044,005
Affiliated investments (cost $404,292,348)	398,388,595
Cash	54,658
Foreign currency, at value (cost $96,358)	96,714
Receivable for investments sold	40,069,253
Dividends and interest receivable	6,955,353
Due from broker—variation margin	1,034,074
Unrealized appreciation on swap agreements	352,231
Foreign tax reclaim receivable	39,952
Receivable for Series shares sold	36,595
Prepaid expenses	15,638

Total Assets	2,569,087,068

LIABILITIES
Payable for investments purchased	164,835,355
Collateral for securities on loan	110,365,428
Securities sold short, at value (proceeds received $4,313,125)	4,320,781
Management fee payable	1,065,563
Unrealized depreciation on swap agreements	910,355
Accrued expenses and other liabilities	283,107
Payable for Series shares repurchased	277,089
Affiliated transfer agent fee payable	926

Total Liabilities	282,058,604

NET ASSETS	$2,287,028,464

Net assets were comprised of:
Paid-in capital	$1,720,561,549
Retained earnings	566,466,915

Net assets, December 31, 2012	$2,287,028,464

Net asset value and redemption price per share, $2,287,028,464 / 128,683,063 outstanding shares of beneficial interest	$17.77

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

INCOME
Interest income	$31,140,711
Unaffiliated dividend income (net of foreign withholding taxes of $68,569)	27,892,524
Affiliated dividend income	2,116,477
Affiliated income from securities loaned, net	270,061

61,419,773

EXPENSES
Management fee	12,545,383
Custodian’s fees and expenses	352,000
Shareholders’ reports	252,000
Audit fee	37,000
Trustees’ fees	34,000
Insurance expenses	23,000
Legal fees and expenses	14,000
Transfer agent’s fee and expenses (including affiliated expense of $5,600) (Note 4)	12,000
Commitment fee on syndicated credit agreement	5,000
Miscellaneous	44,753

Total expenses	13,319,136

NET INVESTMENT INCOME	48,100,637

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	35,648,754
Futures transactions	5,612,915
Swap agreement transactions	(241,146)
Foreign currency transactions	(20,061)
Options written transactions	(223,837)

40,776,625

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $4,810,793)	154,562,704
Securities sold short	(7,656)
Futures	(1,007,140)
Swap agreements	(1,068,716)
Foreign currencies	1,489

152,480,681

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	193,257,306

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$241,357,943

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$48,100,637	$47,217,513
Net realized gain on investment and foreign currency transactions	40,776,625	49,113,195
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	152,480,681	4,696,647

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	241,357,943	101,027,355

DISTRIBUTIONS	(47,221,872)	(50,030,858)

SERIES SHARE TRANSACTIONS:
Series shares sold [580,731 and 648,345 shares, respectively]	10,042,436	10,475,022
Series shares issued in reinvestment of distributions [2,817,534 and 3,117,187 shares, respectively]	47,221,872	50,030,858
Series shares repurchased [8,997,150 and 9,540,307 shares, respectively]	(155,986,711)	(154,546,244)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(98,722,403)	(94,040,364)

TOTAL INCREASE (DECREASE) IN NET ASSETS	95,413,668	(43,043,867)
NET ASSETS:
Beginning of year	2,191,614,796	2,234,658,663

End of year	$2,287,028,464	$2,191,614,796

SEE NOTES TO FINANCIAL STATEMENTS.

A29

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	December 31, 2012

LONG-TERM INVESTMENTS — 87.9% ASSET-BACKED SECURITIES — 10.8%	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Non-Residential Mortgage-Backed Securities — 5.5%
Apidos CDO (Cayman Islands), Ser. 2011-8A, Class A1, 144A(a)	Aaa	1.830%	10/17/21		$4,000	$4,010,676
ARES CLO Funds (Cayman Islands), 144A Ser. 2004-8A, Class A1A(a)	Aaa	0.742%	02/26/16		41	40,657
Ser. 2005-10A, Class A2(a)	Aaa	0.548%	09/18/17		107	106,855
Ser. 2005-10A, Class A3(a)	Aaa	0.548%	09/18/17		91	90,876
BA Credit Card Trust, Ser. 2006-C5, Class C5(a)	A3	0.609%	01/15/16		5,750	5,751,046
Bank One Issuance Trust, Ser. 2004-C2, Class C2(a)	Baa2	1.009%	02/15/17		2,100	2,104,439
Black Diamond CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A(a)	Aaa	0.579%	06/20/17		1,726	1,701,172
BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aaa	0.562%	05/25/17		310	307,301
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aaa	0.563%	08/03/19		4,036	3,958,335
Citibank Credit Card Issuance Trust, Ser. 2005-C2, Class C2(a)	Baa2	0.681%	03/24/17		2,320	2,302,396
Eaton Vance CDO IV Ltd. (Cayman Islands), Ser. 2007-9A, Class A1A, 144A(a)(b)	Aaa	0.529%	04/20/19		1,485	1,463,892
Four Corners CLO (Cayman Islands), 144A Ser. 2005-1A, Class A3(a)	Aaa	0.610%	03/26/17		499	493,427
Ser. 2006-3A, Class A(a)	Aaa	0.569%	07/22/20		1,599	1,570,365
Fraser Sullivan CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class B, 144A(a)	Aa1	0.778%	03/15/20		1,500	1,436,630
GE Business Loan Trust, Ser. 2006-1A, Class D, 144A(a)	B1	1.209%	05/15/34		213	138,794
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aaa	0.600%	12/15/17		302	301,415
Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(a)	Aaa	0.700%	07/15/16		48	48,296
Hewett’s Island CDO Ltd. (Cayman Islands), Ser. 2006-4A, Class A, 144A(a)	Aaa	0.570%	05/09/18		2,070	2,038,627
Highlander Euro CDO Cayman Ltd. (Netherlands), Ser. 2008-4A, Class C, 144A(a)	Baa1	4.817%	08/01/16	EUR	2,000	2,418,556
Katonah Ltd. (Cayman Islands), Ser. 2005-7A, Class A2, 144A(a)	Aaa	0.570%	11/15/17		2,486	2,456,926
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(a)	Aaa	0.561%	10/19/20		967	948,788
LCM LP (Cayman Islands), 144A Ser. 2004-2A, Class A(a)	Aaa	0.639%	10/22/16		225	224,377
Ser. 2005-3A, Class A(a)	Aaa	0.571%	06/01/17		1,720	1,692,874
Lightpoint CLO Ltd. (Cayman Islands), Ser. 2005-3A, Class A1A, 144A(a)	Aaa	0.568%	09/15/17		3,794	3,729,933
Marriott Vacation Club Owner Trust, Ser. 2010-1A, Class A, 144A	A(c)	3.540%	10/20/32		3,921	4,062,335
MBNA Credit Card Master Note Trust, Ser. 2004-C2, Class C2(a)	A3	1.109%	11/15/16		9,800	9,838,269
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A(a)	Aaa	0.558%	03/15/18		1,905	1,843,377
North Westerly CLO BV (Netherlands), Ser. II-A, Class A, 144A(a)	Aaa	0.876%	09/14/19	EUR	4,010	5,105,623
OCP CLO Ltd. (Cayman Islands), Ser. 2012-2A, Class A2, 144A(a)	Aaa	1.791%	11/22/23		2,800	2,803,593
OCP CLO Ltd. (Cayman Islands), Ser. 2012-2A, Class B, 144A(a)	AA(c)	2.511%	11/22/23		2,700	2,669,190
Railcar Leasing LLC, Ser. 1997-1, Class A2, 144A	A1	7.125%	01/15/13		199	199,293
Stanfield Vantage CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A(a)	Aaa	0.610%	03/21/17		384	381,544
SVO VOI Mortgage Corp., Ser. 2012-AA, Class A, 144A	A+(c)	2.000%	09/20/29		2,432	2,431,362
Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A(a)	Aaa	0.563%	11/01/18		3,100	3,059,706
Venture CDO Ltd. (Cayman Islands), Ser. 2003-1A, Class A1, 144A(a)(b)	Aaa	0.819%	01/21/16		580	579,649

						72,310,594

Residential Mortgage-Backed Securities — 5.3%
ACE Securities Corp., Ser. 2004-FM1, Class M1(a)	B2	1.110%	09/25/33		1,684	1,581,769

SEE NOTES TO FINANCIAL STATEMENTS.

A30

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

ASSET-BACKED SECURITIES (continued)	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Residential Mortgage-Backed Securities (continued)
Ameriquest Mortgage Securities, Inc. Ser. 2001-2, Class M3(a)	Caa2	3.135%	10/25/31	$540	$406,890
Ser. 2004-R8, Class M1(a)	A2	1.170%	09/25/34	950	901,092
Argent Securities, Inc. Ser. 2003-W2, Class M4(a)	B2	5.835%	09/25/33	2,400	1,724,354
Ser. 2004-W10, Class A2(a)	Aaa	0.990%	10/25/34	1,802	1,693,842
Ser. 2004-W6, Class M1(a)	Baa1	0.760%	05/25/34	2,873	2,691,067
Asset Backed Funding Certificates, Ser. 2004-OPT1, Class M1(a)	Ba3	1.260%	08/25/33	1,932	1,749,120
Asset Backed Securities Corp. Home Equity Ser. 2003-HE3, Class M1(a)	Ba2	1.454%	06/15/33	1,496	1,403,495
Ser. 2004-HE1, Class M1(a)	Ba1	1.259%	01/15/34	265	242,363
Ser. 2004-HE5, Class M1(a)	Baa3	1.110%	08/25/34	2,487	2,297,396
Bear Stearns Asset Backed Securities Trust Ser. 2004-HE2, Class M1(a)	Ba1	1.110%	03/25/34	4,784	4,125,554
Ser. 2004-HE3, Class M2(a)	B1	1.935%	04/25/34	2,001	1,831,297
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M2(a)	C	3.585%	03/25/33	232	27,386
Centex Home Equity, Ser. 2004-B, Class AF6(f)	Aa3	4.686%	03/25/34	1,300	1,302,495
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2002-HE4, Class M2(a)	C	2.460%	08/25/32	113	56,727
Equity One ABS, Inc., Ser. 2004-3, Class M1(a)	Ba1	5.330%	07/25/34	917	766,874
FBR Securitization Trust, Ser. 2005-2, Class M1(a)	B1	0.930%	09/25/35	3,600	2,926,220
Fremont Home Loan Trust, Ser. 2003-B, Class M1(a)	Ba1	1.260%	12/25/33	280	259,205
GSAMP Trust, Ser. 2004-FM1, Class M1(a)	Ba3	1.185%	11/25/33	2,832	2,652,124
HSBC Home Equity Loan Trust Ser. 2006-1, Class M1(a)	Aa1	0.491%	01/20/36	740	692,412
Ser. 2006-2, Class A1(a)	Aaa	0.361%	03/20/36	199	195,851
Ser. 2006-2, Class A2(a)	Aaa	0.391%	03/20/36	241	233,628
IXIS Real Estate Capital Trust, Ser. 2006-HE1, Class A4(a)	Ca	0.510%	03/25/36	3,076	1,702,242
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M1(a)	A3	0.960%	02/25/34	4,250	3,876,990
Mastr Asset Backed Securities Trust, Ser. 2004-WMC1, Class M1(a)	Ba2	0.990%	02/25/34	2,745	2,564,522
Merrill Lynch Mortgage Investors, Inc. Ser. 2004-HE2, Class M1(a)	BB+(c)	1.010%	08/25/35	896	738,359
Ser. 2004-OPT1, Class A1A(a)	A+(c)	0.470%	06/25/35	2,570	2,314,148
Morgan Stanley ABS Capital I Ser. 2002-NC6, Class M2(a)	C	3.360%	11/25/32	157	55,046
Ser. 2003-HE1, Class M1(a)	Ba2	1.410%	05/25/33	1,652	1,552,848
Ser. 2003-HE3, Class M1(a)	Ba3	1.230%	10/25/33	1,245	1,137,350
Ser. 2004-NC1, Class M1(a)	Baa2	1.260%	12/27/33	1,017	963,523
Ser. 2004-OP1, Class M1(a)	Aa1	1.080%	11/25/34	3,688	3,175,098
Ser. 2004-WMC1, Class M1(a)	Ba1	1.140%	06/25/34	2,659	2,479,577
Ser. 2004-WMC2, Class M1(a)	Ba3	1.125%	07/25/34	2,253	2,100,621
New Century Home Equity Loan Trust Ser. 2003-4, Class M1(a)	Baa3	1.335%	10/25/33	3,783	3,607,830
Ser. 2004-4, Class M1(a)	Ba1	0.975%	02/25/35	3,048	2,585,781
Residential Asset Mortgage Products, Inc., Ser. 2004-RS12, Class MII2(a)	Aa3	1.410%	12/25/34	694	648,030
Residential Asset Securities Corp., Ser. 2004-KS1, Class AI5	Baa3	5.221%	02/25/34	1,000	968,883
Saxon Asset Securities Trust, Ser. 2002-3, Class M1(a)	B2	1.335%	12/25/32	376	329,924
Securitized Asset Backed Receivables LLC Trust Ser. 2004-NC1, Class M1(a)	B1	0.990%	02/25/34	4,123	3,607,568
Ser. 2006-FR1, Class M1(a)	C	0.610%	11/25/35	2,000	179,822
Specialty Underwriting & Residential Finance, Ser. 2004-BC1, Class M1(a)	A3	0.975%	02/25/35	76	71,375
Structured Asset Investment Loan Trust Ser. 2004-2, Class A4(a)	BB+(c)	0.915%	03/25/34	2,297	2,027,947
Ser. 2004-7, Class A8(a)	AAA(c)	1.410%	08/25/34	1,400	1,190,248

SEE NOTES TO FINANCIAL STATEMENTS.

A31

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

ASSET-BACKED SECURITIES (continued)	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Residential Mortgage-Backed Securities (continued)
Structured Asset Securities Corp., Ser. 2002-HF2, Class M3(a)	CC(c)	3.210%	07/25/32		$1,180	$1,074,506

						68,713,399

TOTAL ASSET-BACKED SECURITIES (cost $135,585,519)						141,023,993

BANK LOANS(a) — 3.1%
Aerospace & Defense
Booz Allen & Hamilton, Inc.	Ba3	2.962%	12/31/17		494	491,528

Automotive — 0.2%
Chrysler Group LLC	Ba2	6.000%	05/24/17		1,370	1,397,700
Schaeffler AG (Germany)	Ba3	6.000%	01/27/17		1,500	1,514,063

						2,911,763

Cable
Cequel Communications LLC	Ba2	4.000%	02/14/19		298	299,533
Kabel Deutschland (Germany)	BB-(c)	4.250%	02/01/19		254	254,374

						553,907

Capital Goods — 0.2%
RAC PLC(b)	B2	5.653%	09/30/19		1,500	2,439,732

Chemicals — 0.1%
Ashland, Inc.	Baa3	3.750%	08/23/18		167	168,470
Rockwood Holdings, Inc.	Baa3	3.500%	02/09/18		958	965,672

						1,134,142

Consumer
Huish Detergents, Inc.	Ba3	2.220%	04/26/14		199	195,353

Electric — 0.1%
Calpine Corp.	B1	4.500%	04/01/18		415	418,179
Calpine Corp.	B1	4.500%	04/01/18		415	417,935

						836,114

Foods — 0.1%
Del Monte Foods Co.	Ba3	4.500%	03/08/18		1,798	1,799,171

Gaming — 0.2%
CCM Merger, Inc.	B2	6.000%	03/01/17		2,694	2,698,825

Healthcare & Pharmaceutical — 0.9%
Alere, Inc.	Ba3	3.311%	06/30/16		494	488,433
Alere, Inc.	B2	4.750%	06/30/17		175	175,882
Alere, Inc.	Ba3	4.750%	06/30/17		477	478,690
Davita, Inc.	Ba2	4.000%	11/01/19		1,046	1,052,529
HCA, Inc.	Ba3	3.462%	05/01/18		462	462,790
HCA, Inc.	Ba3	3.561%	03/31/17		1,108	1,109,995
Hologic, Inc.	Ba2	3.313%	08/01/17		2,293	2,293,936
Quintiles Transnational Corp.	B1	4.500%	06/08/18		1,500	1,505,625
RPI Finance Trust	Baa2	3.500%	05/09/18		3,926	3,954,235

						11,522,115

Media & Entertainment — 0.3%
ProSiebenSat. 1 Media AG (Germany)	Ba2	2.690%	07/01/16	EUR	2,900	3,773,648

Pipelines & Other — 0.1%
Energy Transfer Equity LP	Ba2	3.750%	03/23/17		1,500	1,510,078

Real Estate Investment Trusts — 0.1%
C.B. Richard Ellis Services, Inc.	Ba1	3.710%	09/04/19		1,107	1,106,665

Retailers — 0.3%
Alliance Boots Ltd. (United Kingdom)	B1	3.489%	07/09/15		2,000	3,168,710

SEE NOTES TO FINANCIAL STATEMENTS.

A32

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

BANK LOANS(a) (continued)	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Technology — 0.5%
First Data Corp.	B1	4.211%	03/26/18	$2,411	$2,293,023
First Data Corp.	B1	5.211%	03/24/17	183	179,579
Flextronics International Ltd. (Singapore)	Ba1	0.381%	10/01/14	117	116,390
Flextronics International Ltd. (Singapore)	Ba1	2.462%	10/01/14	1,079	1,077,523
Freescale Semiconductor, Inc.	B1	4.464%	12/01/16	1,750	1,715,000
Sensata Technologies, Inc. (Netherlands)	Ba2	3.750%	05/12/18	1,266	1,270,891

					6,652,406

TOTAL BANK LOANS (cost $40,082,511)					40,794,157

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Ba3	5.250%	09/25/19	797	814,998
Mastr Alternative Loans Trust, Ser. 2004-4, Class 4A1	Baa1	5.000%	04/25/19	169	173,952
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(a)	Baa3	2.775%	02/25/34	1,838	1,853,935
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	CCC(c)	5.000%	03/25/20	637	644,167

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $3,467,687)					3,487,052

COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.3%
Banc of America Commercial Mortgage, Inc. Ser. 2006-5, Class A2	Aaa	5.317%	09/10/47	2,630	2,630,564
Ser. 2006-6, Class A2	Aaa	5.309%	10/10/45	3,169	3,211,399
Ser. 2007-1, Class A3	Aaa	5.449%	01/15/49	2,159	2,215,387
Ser. 2007-4, Class A3(a)	AAA(c)	5.796%	02/10/51	6,322	6,660,572
Ser. 2007-5, Class A3	AAA(c)	5.620%	02/10/51	2,445	2,578,365
Bear Stearns Commercial Mortgage Securities, Ser. 2005-PWR9, Class A2	Aaa	4.735%	09/11/42	253	259,050
Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Class A4(a)	Aaa	5.702%	12/10/49	1,590	1,873,276
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser. 2006-CD2, Class AAB(a)	Aaa	5.334%	01/15/46	1,909	1,959,780
Ser. 2007-CD4, Class A3	Aaa	5.293%	12/11/49	2,515	2,612,484
Commercial Mortgage Pass-Through Certificates Ser. 2006-C7, Class A3(a)	AAA(c)	5.686%	06/10/46	930	929,236
Ser. 2006-C7, Class A4(a)	AAA(c)	5.748%	06/10/46	4,000	4,542,800
Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	2,500	2,513,322
Ser. 2012-CR5, Class A3	Aaa	2.540%	12/10/45	2,000	1,998,724
Credit Suisse Mortgage Capital Certificates Ser. 2006-C1, Class A4(a)	AAA(c)	5.409%	02/15/39	4,400	4,964,511
Ser. 2006-C1, Class AM(a)	AAA(c)	5.409%	02/15/39	970	1,073,786
Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40	1,691	1,691,075
Ser. 2007-C4, Class A2(a)	Aaa	5.762%	09/15/39	300	302,039
Ser. 2007-C4, Class A3(a)	Aaa	5.762%	09/15/39	10,550	10,972,359
FHLMC Multifamily Structured Pass-Through Certificates, I/O Ser. K020, Class X1(a)	AA+(c)	1.479%	05/25/22	29,440	3,139,980
Ser. K021, Class X1(a)	AA+(c)	1.516%	06/25/22	16,693	1,855,692
Ser. K501, Class X1A(a)	AA+(c)	1.755%	08/25/16	12,382	579,675
Ser. K710, Class X1(a)	AA+(c)	1.784%	05/25/19	23,465	2,237,798
Ser. K711, Class X1(a)	AA+(c)	1.712%	07/25/19	27,993	2,601,948
GE Capital Commercial Mortgage Corp., Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	5,459	5,451,568
GMAC Commercial Mortgage Securities, Inc., Ser. 2006-C1, Class A4	AAA(c)	5.238%	11/10/45	1,280	1,411,108
Greenwich Capital Commercial Funding Corp. Ser. 2005-GG3, Class AJ	Baa1	4.859%	08/10/42	1,700	1,796,879
Ser. 2005-GG5, Class A2	Aaa	5.117%	04/10/37	435	435,129
Ser. 2005-GG5, Class A5	Aa2	5.224%	04/10/37	4,900	5,413,927
Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	3,340	3,446,966

SEE NOTES TO FINANCIAL STATEMENTS.

A33

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
GS Mortgage Securities Corp. II Ser. 2006-GG6, Class A4	AAA(c)	5.553%	04/10/38	$6,700	$7,543,128
Ser. 2006-GG8, Class A2	Aaa	5.479%	11/10/39	797	810,048
Ser. 2007-GG10, Class A2	Aaa	5.778%	08/10/45	3,244	3,260,279
JPMorgan Chase Commercial Mortgage Securities Corp. Ser. 2005-LDP4, Class AM(a)	Aa2	4.999%	10/15/42	1,820	1,979,592
Ser. 2007-LD11, Class A2(a)	Aaa	5.797%	06/15/49	5,920	6,105,739
Ser. 2007-LD12, Class A3(a)	Aaa	5.930%	02/15/51	9,200	9,786,933
Ser. 2012-LC9, Class A4	Aaa	2.611%	12/15/47	2,000	2,008,993
LB-UBS Commercial Mortgage Trust Ser. 2005-C7, Class AM(a)	AA(c)	5.263%	11/15/40	2,100	2,308,242
Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	2	1,738
Ser. 2006-C7, Class A2	AAA(c)	5.300%	11/15/38	983	1,007,728
Ser. 2007-C6, Class A2	Aaa	5.845%	07/15/40	1,674	1,714,392
Merrill Lynch Mortgage Trust Ser. 2006-C1, Class A4	AAA(c)	5.684%	05/12/39	7,920	9,085,206
Ser. 2007-C1, Class A3	AAA(c)	5.849%	06/12/50	690	733,732
Merrill Lynch/Countrywide Commercial Mortgage Trust Ser. 2006-2, Class A4(a)	Aaa	5.893%	06/12/46	2,625	3,023,861
Ser. 2006-4, Class A2	Aaa	5.112%	12/12/49	861	870,448
Ser. 2006-4, Class A3	Aaa	5.172%	12/12/49	1,400	1,592,944
Ser. 2007-9, Class A2	AAA(c)	5.590%	09/12/49	1,912	1,911,322
Morgan Stanley Capital I Trust Ser. 2006-T23, Class A3(a)	AAA(c)	5.815%	08/12/41	1,318	1,375,187
Ser. 2007-IQ14, Class AAB(a)	Aaa	5.654%	04/15/49	5,489	5,923,079
UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Class A4	Aaa	2.792%	12/10/45	2,300	2,325,840
Wachovia Bank Commercial Mortgage Trust Ser. 2005-C20, Class AMFX(a)	Aa1	5.179%	07/15/42	3,145	3,445,102
Ser. 2006-C28, Class A2	Aaa	5.500%	10/15/48	248	249,324
Ser. 2007-C31, Class A4	Aa2	5.509%	04/15/47	5,150	5,950,233
Ser. 2007-C33, Class A3(a)	Aaa	5.921%	02/15/51	3,951	4,133,106
Ser. 2007-C34, Class A2	Aaa	5.569%	05/15/46	2,016	2,013,003

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $149,687,982)					160,518,598

CORPORATE BONDS — 44.2%
Aerospace & Defense — 0.3%
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	700	780,245
Textron, Inc., Sr. Unsec’d. Notes	Baa3	7.250%	10/01/19	2,350	2,869,477

					3,649,722

Airlines — 0.5%
Continental Airlines, Inc. Pass-Through Trust, Pass-thru Certs. Ser. 2001-1, Class A-1(b)	Baa2	6.703%	06/15/21	2	2,599
Ser. 2001-1, Class B	Ba1	7.373%	12/15/15	394	418,519
Ser. 2007-1, Class A(d)	Baa2	5.983%	04/19/22	1,655	1,843,168
Ser. 2010-1, Class A(d)	Baa2	4.750%	01/12/21	534	581,195
Delta Air Lines Pass-Through Trust, Pass-thru Certs., Ser. 2007-1, Class A	Baa2	6.821%	08/10/22	1,316	1,469,460
Ser. 2010-2, Class A	Baa2	4.950%	05/23/19	700	762,795
Ser. 2011-1, Class A	Baa2	5.300%	04/15/19	735	810,841
United Airline Pass-Through Trust, Pass-thru Certs., Ser. 2007-1, Class A	Baa3	6.636%	07/02/22	986	1,059,425

					6,948,002

Automotive — 0.6%
BorgWarner, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	09/15/20	825	907,829
Delphi Corp., Gtd. Notes(d)	Ba2	5.875%	05/15/19	1,400	1,501,500
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	3.984%	06/15/16	1,050	1,114,917

SEE NOTES TO FINANCIAL STATEMENTS.

A34

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

CORPORATE BONDS (continued)	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Automotive (continued)
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	4.207%	04/15/16	$3,925	$4,186,468
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	660	720,777

					8,431,491

Banking — 9.9%
American Express Co., Sr. Unsec’d. Notes, 144A	A3	2.650%	12/02/22	3,202	3,189,250
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	Baa2	4.750%	03/16/16	1,650	1,740,750
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	3.875%	09/20/22	750	768,855
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	A3	3.875%	09/27/22	2,475	2,551,723
Bank of America Corp., Jr. Sub. Notes, Ser. K(a)(d)	B1	8.000%	12/29/49	3,500	3,871,280
Bank of America Corp., Sr. Unsec’d. Notes, Ser. 1	Baa2	3.750%	07/12/16	1,340	1,432,362
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%	01/24/22	1,775	2,134,525
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.000%	09/01/17	4,590	5,374,959
Bank of America NA, Sub. Notes	Baa1	5.300%	03/15/17	790	888,521
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes(d)	A2	6.750%	05/22/19	1,610	1,966,188
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	A2	7.250%	02/01/18	1,575	1,973,543
Capital One Capital V, Ltd. Gtd. Notes	BB+(c)	10.250%	08/15/39	1,210	1,210,000
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	5.250%	02/21/17	2,460	2,804,351
Capital One Financial Corp., Sub. Notes	Baa2	6.150%	09/01/16	700	800,814
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	11/21/17	2,050	2,439,822
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	05/15/18	2,500	2,996,027
Citigroup, Inc., Sr. Unsec’d. Notes(d)	Baa2	8.125%	07/15/39	4,120	6,168,114
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%	05/22/19	1,375	1,848,876
Depfa ACS Bank (Ireland), Covered Notes, 144A	A3	5.125%	03/16/37	3,065	2,392,827
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	2,005	2,489,601
Goldman Sachs Group, Inc. (The), Sr. Notes	A3	6.250%	02/01/41	2,195	2,693,091
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(d)	A3	5.750%	01/24/22	2,250	2,659,977
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.000%	06/15/20	2,420	2,875,473
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(d)	A3	6.150%	04/01/18	1,355	1,591,811
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(e)	A3	6.250%	09/01/17	3,195	3,768,876
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	6.750%	10/01/37	440	498,664
Hana Bank (South Korea), Sr. Unsec’d. Notes, 144A	A1	4.500%	10/30/15	4,035	4,368,404
HSBC Holdings PLC (United Kingdom), Sub. Notes(d)	A3	6.500%	09/15/37	1,625	2,028,307
Huntington BancShares, Inc., Sub. Notes	Baa2	7.000%	12/15/20	260	318,100
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A(a)	Ba3	7.250%	08/29/49	2,380	2,338,350
ING Bank NV (Netherlands), Unsec’d. Notes, 144A(d)	A2	2.000%	09/25/15	770	775,698
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)	Ba1	7.900%	04/29/49	6,130	6,945,351
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.150%	07/05/16	2,245	2,378,465
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.250%	09/23/22	500	514,891
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.250%	10/15/20	600	667,276
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.400%	07/22/20	5,100	5,757,105
KeyCorp, Sr. Unsec’d. Notes, MTN(d)	Baa1	5.100%	03/24/21	1,155	1,345,585
Krung Thai Bank PCL (Thailand), Jr. Sub. Notes(a)	B2	7.378%	10/29/49	1,590	1,621,170
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN	A2	5.800%	01/13/20	2,650	3,101,250
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.625%	09/23/19	2,635	2,980,132
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.750%	01/25/21	1,920	2,192,707
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	5.450%	01/09/17	4,035	4,465,055
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	5.500%	07/28/21	1,650	1,873,367
People’s United Financial, Inc., Sr. Unsec’d. Notes	A3	3.650%	12/06/22	1,675	1,683,712
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes, Ser. 2	A3	3.400%	08/23/13	1,720	1,745,523
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	2.550%	09/18/15	625	639,631
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec’d. Notes, MTN	Baa1	6.400%	10/21/19	1,525	1,802,001
Santander Holdings USA, Inc., Sr. Unsec’d. Notes(d)	Baa2	3.000%	09/24/15	950	967,422
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	04/19/16	525	548,882
State Street Corp., Jr. Sub. Debs.(a)	A3	4.956%	03/15/18	3,025	3,426,390

SEE NOTES TO FINANCIAL STATEMENTS.

A35

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

CORPORATE BONDS (continued)	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Banking (continued)
US Bancorp, Jr. Sub. Notes	A3	3.442%	02/01/16		$4,120	$4,338,603
Wells Fargo & Co., Sr. Unsec’d. Notes(f)	A2	3.676%	06/15/16		7,240	7,827,193

						129,780,850

Brokerage — 0.1%
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(j)	NR	6.875%	05/02/18		2,740	657,600

Building Materials & Construction — 0.9%
Masco Corp., Sr. Unsec’d. Notes	Ba3	7.125%	08/15/13		2,600	2,675,179
Odebrecht Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	Baa3	5.125%	06/26/22		2,500	2,712,500
Odebrecht Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	Baa3	7.125%	06/26/42		1,540	1,786,400
Toll Brothers Finance Corp., Gtd. Notes	Ba1	5.150%	05/15/15		4,695	5,012,462

						12,186,541

Cable — 2.0%
Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	8.625%	11/15/17		2,300	2,461,000
Columbus International, Inc. (Barbados), Sr. Sec’d. Notes, 144A (original cost $410,238; purchased 09/13/12)(b)(g)	B2	11.500%	11/20/14		370	410,700
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A(d)	Ba3	6.750%	11/15/21		2,225	2,466,969
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A(d)	Ba3	8.625%	02/15/19		1,610	1,923,950
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16		2,825	2,992,822
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.550%	03/15/15		275	289,288
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	5.150%	03/15/42		1,375	1,390,720
Echostar DBS Corp., Gtd. Notes	Ba2	6.625%	10/01/14		1,400	1,505,000
Echostar DBS Corp., Gtd. Notes(d)	Ba2	7.000%	10/01/13		2,000	2,080,000
Nara Cable Funding Ltd. (Ireland), Sr. Sec’d. Notes, Reg.-S	B1	8.875%	12/01/18	EUR	800	1,071,806
TCI Communications, Inc., Sr. Unsec’d. Notes	Baa1	7.875%	02/15/26		750	1,054,168
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.750%	07/01/18		5,520	6,895,490
Videotron Ltee (Canada), Gtd. Notes	Ba2	9.125%	04/15/18		1,996	2,125,740

						26,667,653

Capital Goods — 1.1%
Case New Holland, Inc., Gtd. Notes	Ba2	7.750%	09/01/13		1,000	1,040,000
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $887,675; purchased 10/10/12)(b)(g)	Baa1	5.625%	03/15/42		825	914,004
General Electric Co., Sr. Unsec’d. Notes	Aa3	4.125%	10/09/42		1,275	1,311,526
Hutchison Whampoa International (11) Ltd. (Cayman Islands), Gtd. Notes, 144A(d)	A3	4.625%	01/13/22		1,140	1,271,604
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Notes, 144A (original cost $474,815; purchased 07/10/12)(b)(g)	Baa3	2.500%	07/11/14		475	479,962
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Notes, 144A (original cost $2,022,003; purchased 09/24/12)(b)(g)	Baa3	2.500%	03/15/16		2,025	2,030,456
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $674,345; purchased 05/08/12)(b)(g)	Baa3	3.125%	05/11/15		675	688,729
Rockwell Automation, Inc., Sr. Unsec’d. Notes	A3	5.200%	01/15/98		1,100	1,131,298
Tyco Flow Control International Finance SA (Luxembourg), Gtd. Notes, 144A	Baa2	1.875%	09/15/17		625	626,837
United Technologies Corp., Sr. Unsec’d. Notes	A2	4.500%	06/01/42		2,425	2,694,566
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21		1,960	2,225,241

						14,414,223

Chemicals — 0.9%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.125%	01/15/41		450	541,030
CF Industries, Inc., Gtd. Notes	Baa3	6.875%	05/01/18		785	958,966
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	9.400%	05/15/39		1,252	2,061,334
Reliance Holdings USA, Inc., Gtd. Notes, 144A	Baa2	5.400%	02/14/22		4,000	4,473,908
Union Carbide Corp., Sr. Unsec’d. Notes(d)	Baa2	7.875%	04/01/23		3,058	3,869,658

						11,904,896

SEE NOTES TO FINANCIAL STATEMENTS.

A36

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

CORPORATE BONDS (continued)	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Consumer — 0.6%
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	$5,231	$5,544,860
Service Corp. International, Sr. Unsec’d. Notes	Ba3	7.625%	10/01/18	2,000	2,380,000

					7,924,860

Electric — 1.8%
AES Corp. (The), Sr. Unsec’d. Notes(d)	Ba3	9.750%	04/15/16	775	926,125
Dubai Electricity & Water Authority (United Arab Emirates), Sr. Unsec’d. Notes, 144A	Baa3	8.500%	04/22/15	1,275	1,440,750
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	2,325	2,899,159
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa2	8.350%	08/01/13	625	648,963
ENEL Finance International NV (Netherlands), Gtd. Notes, 144A	Baa2	6.000%	10/07/39	3,200	3,098,710
Enersis SA (Chile), Sr. Unsec’d. Notes	Baa2	7.375%	01/15/14	3,700	3,898,394
Exelon Corp., Sr. Unsec’d. Notes	Baa2	4.900%	06/15/15	500	544,264
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	Baa1	6.200%	10/01/17	1,930	2,279,166
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	Baa1	6.250%	10/01/39	1,900	2,209,436
Iberdrola International BV (Netherlands), Gtd. Notes	Baa1	6.750%	09/15/33	1,150	1,233,688
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	Baa3	6.650%	05/15/18	1,953	2,244,723
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	1,947	2,278,037

					23,701,415

Energy – Integrated — 0.6%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	4.450%	09/15/42	1,825	1,897,432
LUKOIL International Finance BV (Netherlands), Gtd. Notes, 144A	Baa2	7.250%	11/05/19	1,300	1,589,250
Pacific Rubiales Energy Corp. (Canada), Gtd. Notes, 144A(d)	Ba2	7.250%	12/12/21	1,340	1,547,700
Pacific Rubiales Energy Corp. (Canada), Gtd. Notes, Reg.-S	Ba2	7.250%	12/12/21	340	392,700
Sasol Financing International PLC (Isle of Man), Gtd. Notes	Baa1	4.500%	11/14/22	1,925	1,934,625
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A, MTN	Baa2	6.625%	03/20/17	585	665,438

					8,027,145

Energy – Other — 1.6%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375%	09/15/17	2,515	3,004,155
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.450%	09/15/36	1,450	1,816,512
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.950%	06/15/19	250	315,954
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	A1	5.888%	06/15/19	2,492	2,809,740
Forest Oil Corp., Gtd. Notes	B2	8.500%	02/15/14	484	513,040
Nabors Industries, Inc., Gtd. Notes	Baa2	4.625%	09/15/21	1,650	1,775,796
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.000%	03/01/41	1,650	1,987,600
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	6.875%	05/01/18	1,750	2,129,025
Precision Drilling Corp. (Canada), Gtd. Notes(d)	Ba1	6.625%	11/15/20	1,000	1,075,000
Rosneft Oil Co. Via Rosneft International Finance Ltd. (Ireland), Sr. Unsec’d. Notes, 144A	BBB-(c)	3.149%	03/06/17	1,165	1,182,475
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	2.500%	10/15/17	1,075	1,086,309
Weatherford International Ltd. (Bermuda), Gtd. Notes(d)	Baa2	5.125%	09/15/20	1,165	1,283,818
Weatherford International Ltd. (Bermuda), Gtd. Notes(d)	Baa2	5.950%	04/15/42	1,550	1,682,293

					20,661,717

Foods — 2.2%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	6.875%	11/15/19	2,200	2,888,818
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	7.750%	01/15/19	1,640	2,190,408
ARAMARK Corp., Gtd. Notes	B3	8.500%	02/01/15	5,369	5,395,899
ARAMARK Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	B3	8.625%	05/01/16	1,185	1,213,156
Corp. Pesquera Inca SAC (Peru), Gtd. Notes, 144A	B2	9.000%	02/10/17	1,000	1,065,000
Cott Beverages, Inc., Gtd. Notes	B3	8.125%	09/01/18	1,756	1,940,380
Dole Food Co., Inc., Sec’d. Notes	B2	13.875%	03/15/14	2,600	2,879,500
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875%	05/15/17	1,500	1,599,375
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,226,925; purchased 12/08/11)(b)(g)	B1	7.250%	06/01/21	1,330	1,333,325
Kraft Foods Group, Inc., Gtd. Notes, 144A	Baa2	5.000%	06/04/42	900	1,012,049

SEE NOTES TO FINANCIAL STATEMENTS.

A37

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

CORPORATE BONDS (continued)	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Foods (continued)
Minerva Luxembourg SA (Luxembourg), Gtd. Notes, 144A(d)	B2	12.250%	02/10/22	$725	$868,187
Stater Bros. Holdings, Inc., Gtd. Notes	B2	7.750%	04/15/15	2,200	2,244,000
SUPERVALU, Inc., Sr. Unsec’d. Notes(d)	Caa1	7.500%	11/15/14	2,415	2,342,550
Tyson Foods, Inc., Gtd. Notes	Baa3	6.600%	04/01/16	1,000	1,145,945

					28,118,592

Gaming — 0.6%
Ameristar Casinos, Inc., Gtd. Notes(d)	B3	7.500%	04/15/21	1,550	1,679,813
Marina District Finance Co., Inc., Sr. Sec’d. Notes(d)	B2	9.500%	10/15/15	1,710	1,658,700
Pinnacle Entertainment, Inc., Gtd. Notes(d)	B1	8.625%	08/01/17	2,500	2,684,375
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $1,404,000; purchased 06/22/11-06/28/12)(b)(d)(g)	B1	11.375%	07/15/16	1,300	1,404,000

					7,426,888

Healthcare & Pharmaceutical — 1.5%
AbbVie, Inc., Gtd. Notes, 144A	Baa1	4.400%	11/06/42	850	903,664
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	11/15/41	2,515	2,830,296
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.375%	05/15/43	405	477,506
Aristotle Holding, Inc., Gtd. Notes, 144A	Baa3	2.750%	11/21/14	3,750	3,868,481
CHS/Community Health Systems, Inc., Gtd. Notes	B3	8.000%	11/15/19	2,500	2,706,250
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	12/01/41	825	1,024,892
HCA, Inc., Gtd. Notes	B3	8.000%	10/01/18	2,250	2,604,375
HCA, Inc., Sr. Unsec’d. Notes	B3	6.375%	01/15/15	1,000	1,081,250
HCA, Inc., Sr. Unsec’d. Notes, MTN	B3	9.000%	12/15/14	320	356,800
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes(d)	Baa2	3.750%	08/23/22	225	238,605
Mylan, Inc., Gtd. Notes, 144A(d)	Baa3	7.625%	07/15/17	2,030	2,281,454
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	4.625%	10/01/42	700	728,793

					19,102,366

Healthcare Insurance — 1.1%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	12/15/37	1,900	2,635,727
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	4.375%	12/15/20	745	822,735
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.375%	03/15/17	2,125	2,406,418
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41	750	910,481
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	01/15/15	4,025	4,397,172
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.500%	06/15/37	760	1,001,129
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.625%	11/15/37	195	257,894
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	05/15/42	525	542,229
WellPoint, Inc., Sr. Unsec’d. Notes(d)	Baa2	4.650%	01/15/43	1,225	1,276,592

					14,250,377

Insurance — 3.0%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes	Baa1	5.500%	11/15/20	430	476,632
Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes	Baa1	7.500%	08/01/16	2,475	2,924,259
Allstate Corp. (The), Sr. Unsec’d. Notes(d)	A3	5.200%	01/15/42	225	267,039
American International Group, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.250%	05/15/13	1,820	1,842,106
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	5.050%	10/01/15	315	347,562
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	950	1,178,758
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18	2,005	2,634,341
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	3,700	4,374,129
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750%	12/01/14	3,350	3,592,775
Chubb Corp. (The), Jr. Sub. Notes(a)(d)	A3	6.375%	03/29/67	1,775	1,934,750
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	7.000%	07/15/34	1,350	1,521,852
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes(d)	Baa3	5.125%	04/15/22	500	576,925
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	6.500%	03/15/35	1,030	1,125,521
Lincoln National Corp., Jr. Sub. Notes(a)	Ba1	6.050%	04/20/67	350	348,687
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	1,265	1,646,454
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	1,265	1,691,680
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	A1	8.875%	06/01/39	1,200	1,812,052

SEE NOTES TO FINANCIAL STATEMENTS.

A38

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

CORPORATE BONDS (continued)	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Insurance (continued)
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A(a)	A2	5.000%	10/18/42	$850	$897,841
Northwestern Mutual Life Insurance, Sub. Notes, 144A	Aa2	6.063%	03/30/40	500	638,347
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	850	968,002
Principal Financial Group, Inc., Gtd. Notes	A3	4.625%	09/15/42	150	152,452
Progressive Corp. (The), Jr. Sub. Notes(a)(d)	A2	6.700%	06/15/37	1,015	1,096,200
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	Aa2	6.850%	12/16/39	2,310	3,132,995
Unum Group, Sr. Unsec’d. Notes	Baa2	5.625%	09/15/20	500	571,290
Willis Group Holdings PLC (Ireland), Gtd. Notes	Baa3	4.125%	03/15/16	1,280	1,365,272
XL Group PLC (Ireland), Jr. Sub. Notes, Ser. E(a)(d)	Ba1	6.500%	12/31/49	1,880	1,757,800
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	140	149,077

					39,024,798

Lodging — 0.6%
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14	3,938	4,548,390
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.250%	09/15/22	1,325	1,325,392
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	5.750%	02/01/18	2,150	2,403,300

					8,277,082

Media & Entertainment — 2.7%
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	Baa1	6.100%	02/15/18	210	250,927
CBS Corp., Gtd. Notes(b)	Baa2	4.850%	07/01/42	2,450	2,549,935
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	B2	9.125%	08/01/18	2,300	2,587,500
Globo Comunicacao e Participacoes SA (Brazil), Sr. Unsec’d. Notes, 144A(f)	Baa2	5.307%	05/11/22	900	981,000
Historic TW, Inc., Gtd. Notes	Baa2	6.625%	05/15/29	225	287,114
Liberty Interactive LLC, Sr. Unsec’d. Notes	B3	5.700%	05/15/13	800	811,000
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	4.375%	04/01/21	1,350	1,516,512
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	4.450%	01/15/43	2,675	2,708,804
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	460	564,542
News America, Inc., Gtd. Notes(d)	Baa1	6.150%	02/15/41	1,430	1,811,214
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	65	85,102
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	1,415	1,823,900
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.625%	02/01/14	1,400	1,554,000
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba3	4.950%	04/01/14	7,000	7,157,500
RR Donnelley & Sons Co., Sr. Unsec’d. Notes(d)	Ba3	8.600%	08/15/16	4,750	5,106,250
Time Warner Cos., Inc., Gtd. Notes	Baa2	6.950%	01/15/28	2,153	2,801,208
Time Warner Cos., Inc., Gtd. Notes(d)	Baa2	7.250%	10/15/17	1,440	1,808,175
Viacom, Inc., Sr. Unsec’d. Notes, 144A	Baa1	4.375%	03/15/43	1,158	1,139,131

					35,543,814

Metals — 1.6%
Adaro Indonesia PT (Indonesia), Gtd. Notes	Ba1	7.625%	10/22/19	745	826,950
Berau Capital Resources Pte Ltd. (Singapore), Sr. Sec’d. Notes, Reg.-S	B1	12.500%	07/08/15	1,600	1,740,000
Bumi Investment Pte Ltd. (Singapore), Sr. Sec’d. Notes, MTN, Reg.-S(d)	B1	10.750%	10/06/17	610	539,850
Indo Integrated Energy II BV (Netherlands), Sr. Sec’d. Notes, Reg.-S	B1	9.750%	11/05/16	2,025	2,207,250
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39	2,025	2,438,797
Novelis, Inc. (Canada), Gtd. Notes(d)	B2	8.375%	12/15/17	3,525	3,886,312
Peabody Energy Corp., Gtd. Notes	Ba1	6.000%	11/15/18	4,075	4,329,687
Raspadskaya OJSC Via Raspadskaya Securities Ltd. (Ireland), Unsec’d. Notes, 144A	B1	7.750%	04/27/17	1,000	1,060,000
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	6.750%	04/16/40	600	722,325
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35	550	706,083
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.850%	11/10/14	1,825	1,873,180

					20,330,434

SEE NOTES TO FINANCIAL STATEMENTS.

A39

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

CORPORATE BONDS (continued)	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Non-Captive Finance — 2.7%
Cielo SA/Cielo USA, Inc. (Brazil), Gtd. Notes, 144A(d)	Baa2	3.750%	11/16/22		$1,675	$1,653,225
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	5.875%	01/14/38		675	814,220
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(e)(h)	A1	6.000%	08/07/19		6,315	7,682,595
General Electric Capital Corp., Sub. Notes	A2	5.300%	02/11/21		1,185	1,375,527
HSBC Finance Corp., Sr. Sub. Notes	Baa2	6.676%	01/15/21		295	349,980
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba2	6.500%	09/01/14		2,875	3,069,063
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	5.750%	05/15/16		1,125	1,185,850
International Lease Finance Corp., Sr. Unsec’d. Notes(d)	Ba3	6.250%	05/15/19		1,400	1,491,000
Nelnet, Inc., Jr. Sub. Notes(a)	Ba2	3.686%	09/29/36		6,100	4,819,000
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A(a)(b)	Aa2	1.087%	07/03/33		1,588	1,238,807
Schahin II Finance Co. SPV Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A(d)	Baa3	5.875%	09/25/22		1,900	2,028,250
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.050%	11/14/14		4,150	4,356,085
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	6.000%	01/25/17		1,075	1,163,687
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18		3,200	3,744,000
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN(d)	Caa1	6.900%	12/15/17		1,000	895,000

						35,866,289

Packaging — 0.3%
Greif Luxembourg Finance SCA (Luxembourg), Gtd. Notes, 144A, MTN	Ba2	7.375%	07/15/21	EUR	1,470	2,192,582
Greif, Inc., Sr. Unsec’d. Notes	Ba2	7.750%	08/01/19		1,815	2,096,325

						4,288,907

Paper — 0.9%
International Paper Co., Sr. Unsec’d. Notes	Baa3	6.000%	11/15/41		675	799,289
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.300%	11/15/39		1,000	1,355,560
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18		2,205	2,850,681
MeadWestvaco Corp., Sr. Unsec’d. Notes(d)	Baa3	7.375%	09/01/19		4,400	5,519,136
Rock-Tenn Co., Sr. Unsec’d. Notes, 144A(d)	Ba1	4.450%	03/01/19		1,165	1,256,890

						11,781,556

Pipelines & Other — 0.7%
Enterprise Products Operating LLC, Gtd. Notes	Baa2	5.700%	02/15/42		900	1,054,044
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.000%	08/15/42		550	582,878
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	7.300%	08/15/33		1,550	2,021,045
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20		1,345	1,580,507
ONEOK Partners LP, Gtd. Notes	Baa2	2.000%	10/01/17		750	756,234
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.500%	06/01/16		2,275	2,667,101

						8,661,809

Real Estate Investment Trusts — 0.8%
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875%	08/15/14		2,900	3,095,817
ProLogis LP, Gtd. Notes	Baa2	6.875%	03/15/20		8	9,684
Simon Property Group LP, Sr. Unsec’d. Notes	A3	2.800%	01/30/17		45	47,483
Simon Property Group LP, Sr. Unsec’d. Notes(d)	A3	3.375%	03/15/22		325	343,238
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%	05/30/18		40	48,725
Simon Property Group LP, Sr. Unsec’d. Notes(d)	A3	10.350%	04/01/19		1,685	2,409,528
WEA Finance LLC/WT Finance Aust Pty Ltd., Gtd. Notes, 144A	A2	5.750%	09/02/15		4,000	4,465,832

						10,420,307

Retailers — 0.5%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39		2,000	2,559,520
Susser Holdings LLC/Susser Finance Corp., Gtd. Notes	B2	8.500%	05/15/16		2,565	2,725,312
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(d)	Aa2	5.625%	04/15/41		1,190	1,558,397

						6,843,229

Technology — 1.6%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15		600	622,544

SEE NOTES TO FINANCIAL STATEMENTS.

A40

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

CORPORATE BONDS (continued)	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Technology (continued)
Avaya, Inc., Gtd. Notes, PIK	Caa2	10.125%	11/01/15		$2,500	$2,237,500
CDW LLC/CDW Finance Corp., Gtd. Notes	Caa1	12.535%	10/12/17		2,128	2,274,300
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	10/01/15		195	204,448
Seagate HDD Cayman (Cayman Islands), Gtd. Notes(d)	Ba1	6.875%	05/01/20		2,875	3,058,281
Seagate HDD Cayman (Cayman Islands), Gtd. Notes	Ba1	7.750%	12/15/18		1,700	1,867,875
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14		2,794	3,007,043
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A	Ba1	7.500%	08/12/15		1,000	1,065,000
SunGard Data Systems, Inc., Gtd. Notes(d)	Caa1	7.625%	11/15/20		1,700	1,857,250
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	B2	11.375%	06/15/18		1,850	2,155,250
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15		2,000	2,103,378

						20,452,869

Telecommunications — 2.0%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40		795	1,045,938
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31		103	155,872
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.350%	09/01/40		483	562,477
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.550%	02/15/39		1,990	2,615,085
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.625%	12/15/30		328	521,087
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A	Baa2	7.750%	05/01/17		3,000	3,185,400
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18		2,255	3,102,204
Digicel Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A(d)	B1	12.000%	04/01/14		1,910	2,077,125
Eileme 2 AB (Sweden), Sr. Sec’d. Notes, 144A(d)	B3	11.625%	01/31/20		1,700	1,980,500
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,303,800; purchased 04/22/10)(b)(g)	Baa3	7.995%	06/01/36		1,250	1,380,651
MetroPCS Wireless, Inc., Gtd. Notes(d)	B2	7.875%	09/01/18		775	838,937
Qwest Corp., Sr. Unsec’d. Notes(a)	Baa3	3.558%	06/15/13		3,750	3,778,856
SK Telecom Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A, MTN	A3	2.125%	05/01/18		2,175	2,186,893
Vimpel Communications Via Vip Finance Ireland Ltd. OJSC (Ireland), Sr. Unsec’d. Notes, 144A(b)	Ba3	9.125%	04/30/18		200	242,250
Vimpel Communications Via Vip Finance Ireland Ltd. OJSC (Ireland), Unsec’d. Notes, 144A	Ba3	7.748%	02/02/21		1,300	1,501,500
Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, 144A	B3	11.750%	07/15/17	EUR	450	622,195

						25,796,970

Tobacco — 0.5%
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38		2,715	4,472,797
Lorillard Tobacco Co., Gtd. Notes	Baa2	3.500%	08/04/16		515	544,972
Lorillard Tobacco Co., Gtd. Notes(d)	Baa2	8.125%	06/23/19		895	1,142,045

						6,159,814

TOTAL CORPORATE BONDS (cost $523,492,735)						577,302,216

FOREIGN AGENCIES — 3.5%
Export Credit Bank of Turkey (Turkey), Unsec’d. Notes, 144A	Ba1	5.375%	11/04/16		265	288,585
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	4.950%	05/23/16		1,950	2,093,812
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	6.510%	03/07/22		975	1,162,687
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	9.250%	04/23/19		2,845	3,766,069
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, Reg.-S	Baa1	9.250%	04/23/19		1,080	1,429,650

SEE NOTES TO FINANCIAL STATEMENTS.

A41

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

FOREIGN AGENCIES (continued)	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Gazprom International SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, 144A	BBB+(c)	7.201%	02/01/20	$467	$523,253
IPIC GMTN Ltd. (Cayman Islands), Gtd. Notes, 144A, MTN	Aa3	5.500%	03/01/22	2,375	2,799,531
KazMunayGas National Co. (Netherlands), Gtd. Notes, 144A, MTN	Baa3	9.125%	07/02/18	935	1,236,538
KazMunayGas National Co. (Netherlands), Sr. Unsec’d. Notes, 144A, MTN	Baa3	11.750%	01/23/15	1,475	1,760,781
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes(d)	Aa3	3.500%	08/22/17	2,400	2,567,837
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	Aa3	3.875%	05/04/17	2,600	2,810,909
Korea Expressway Corp. (South Korea), Sr. Unsec’d. Notes, Ser. G, 144A, MTN(d)	A1	4.500%	03/23/15	1,785	1,905,584
Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes	Aa3	4.625%	11/16/21	600	678,109
Korea Gas Corp. (South Korea), Sr. Unsec’d. Notes, Reg.-S(d)	A1	4.250%	11/02/20	1,750	1,921,322
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	3.000%	09/19/22	1,450	1,426,391
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	4.750%	07/13/21	1,650	1,866,363
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	2,730	2,922,105
National Agricultural Cooperative Federation (South Korea), Sr. Unsec’d. Notes, 144A, MTN	A1	3.500%	02/08/17	1,575	1,653,767
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes(d)	A3	5.375%	01/27/21	2,925	3,293,024
Petroleos de Venezuela SA (Venezuela), Sr. Unsec’d. Notes, Ser. 2014	NR	4.900%	10/28/14	3,435	3,283,860
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	4.875%	01/24/22	2,100	2,369,850
Power Sector Assets & Liabilities Management Corp. (Philippines), Gtd. Notes, Reg.-S	Ba1	7.390%	12/02/24	1,750	2,436,875
State Bank of India (India), Sr. Unsec’d. Notes, 144A(d)	Baa2	4.125%	08/01/17	1,250	1,287,250

TOTAL FOREIGN AGENCIES (cost $41,853,983)					45,484,152

MORTGAGE-BACKED SECURITIES — 4.2%
Federal Home Loan Mortgage Corp.		1.250%	10/02/19	6,860	6,839,928
Federal Home Loan Mortgage Corp.		5.000%	07/01/19	265	286,698
Federal Home Loan Mortgage Corp.		5.500%	10/01/33-06/01/34	2,216	2,488,428
Federal Home Loan Mortgage Corp.		6.000%	11/01/33-06/01/34	1,542	1,709,921
Federal Home Loan Mortgage Corp.		6.500%	07/01/32-09/01/32	1,297	1,474,570
Federal Home Loan Mortgage Corp.		7.000%	10/01/32	165	193,697
Federal National Mortgage Association		3.500%	TBA 30 YR	1,500	1,596,387
Federal National Mortgage Association		3.500%	TBA 30 YR	4,000	4,264,531
Federal National Mortgage Association		4.000%	05/01/19	188	204,256
Federal National Mortgage Association		4.500%	12/01/18-02/01/35	1,656	1,805,662
Federal National Mortgage Association		5.500%	03/01/17-09/01/34	5,284	5,777,278
Federal National Mortgage Association		6.000%	09/01/17-11/01/36	4,098	4,559,277
Federal National Mortgage Association		6.500%	12/01/14-11/01/33	2,796	3,149,735
Federal National Mortgage Association		7.000%	05/01/32-06/01/32	236	281,214
Government National Mortgage Association		3.000%	TBA 30 YR	1,500	1,594,688
Government National Mortgage Association		4.500%	TBA 30 YR	7,000	7,663,906
Government National Mortgage Association		5.500%	01/15/33-07/15/35	3,767	4,169,930
Government National Mortgage Association		6.000%	12/15/32-11/15/34	3,418	3,890,496
Government National Mortgage Association		6.500%	09/15/32-11/15/33	2,610	3,054,796
Government National Mortgage Association		7.500%	10/15/25-02/15/26	71	83,151

TOTAL MORTGAGE-BACKED SECURITIES (cost $52,200,392)					55,088,549

SEE NOTES TO FINANCIAL STATEMENTS.

A42

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

MUNICIPAL BONDS — 2.0%	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Bay Area Toll Authority, Revenue Bonds, BABs	A1	6.907%	10/01/50		$1,125	$1,601,460
Chicago O’Hare International Airport, Revenue Bonds, BABs	A2	6.395%	01/01/40		1,380	1,786,368
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43		1,375	1,654,194
New Jersey State Turnpike Authority, Revenue Bonds, Ser. 2010A, BABs	A3	7.102%	01/01/41		1,175	1,666,209
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40		2,050	3,003,598
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40		695	809,140
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34		450	518,841
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34		615	797,489
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	Aa3	5.511%	12/01/45		800	949,032
Regional Transportation District, Revenue Bonds, Ser. 2010B, BABs	Aa2	5.844%	11/01/50		1,000	1,357,910
State of California, General Obligation Unlimited, BABs	A1	7.300%	10/01/39		2,280	3,159,465
State of California, General Obligation Unlimited, BABs	A1	7.625%	03/01/40		725	1,041,165
State of Illinois, General Obligation Bonds	A2	4.421%	01/01/15		5,030	5,332,756
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26		425	514,492
University of California, Revenue Bonds, BABs	Aa1	5.770%	05/15/43		1,400	1,713,502

TOTAL MUNICIPAL BONDS (cost $20,771,240)						25,905,621

SOVEREIGNS — 4.8%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, Ser. E, MTN	NR	2.750%	03/05/15		2,100	2,185,665
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	Baa2	7.375%	02/03/15	EUR	900	1,350,119
Brazilian Government International Bond (Brazil), Unsec’d. Notes, 144A	Baa2	11.000%	06/26/17	EUR	1,600	2,971,489
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, Reg.-S	Baa3	4.875%	05/05/21		1,600	1,840,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, Reg.-S	Baa3	7.250%	04/20/15		1,600	1,802,000
Indonesia Government International Bond (Indonesia), Unsec’d. Notes, 144A	Baa3	3.750%	04/25/22		2,000	2,132,500
Ireland Government Bond (Ireland), Sr. Unsub. Notes	Ba1	4.400%	06/18/19	EUR	780	1,033,230
Ireland Government Bond (Ireland), Unsec’d. Notes	Ba1	4.500%	04/18/20	EUR	2,600	3,431,794
Italy Buoni Poliennali del Tesoro (Italy), Bonds	Baa2	4.750%	05/01/17	EUR	1,970	2,770,897
Italy Buoni Poliennali del Tesoro (Italy), Bonds	Baa2	6.500%	11/01/27	EUR	3,545	5,437,289
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, Reg.-S	Baa2	3.450%	03/24/17	JPY	120,000	1,359,185
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, Reg.-S	Baa2	4.500%	06/08/15	JPY	130,000	1,541,605
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	5.500%	02/17/20	EUR	920	1,463,305
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	4.250%	07/14/17	EUR	2,860	4,212,989
Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands), Pass-thru Certs., 144A(i)	Baa2	2.020%	05/31/18		1,087	978,284
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes, Reg.-S.	Baa2	7.500%	10/14/14	EUR	1,700	2,512,078
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	Ba1	6.250%	03/15/16	EUR	850	1,280,441

SEE NOTES TO FINANCIAL STATEMENTS.

A43

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

SOVEREIGNS (continued)	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	A2	3.000%	03/17/23		$285	$284,287
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes	Ba3	3.850%	04/15/21	EUR	500	537,039
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	Ba3	4.100%	04/15/37	EUR	540	471,231
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes	Ba3	4.750%	06/14/19	EUR	3,025	3,622,174
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	Aa2	5.250%	01/20/20		2,110	2,521,450
Russian Foreign Bond – Eurobond (Russia), Sr. Unsec’d. Notes, 144A	Baa1	7.500%	03/31/30		946	1,214,400
South Africa Government Bond (South Africa), Bonds, Ser. R214	Baa1	6.500%	02/28/41	ZAR	18,000	1,748,250
South Africa Government International Bond (South Africa), Unsec’d. Notes, Ser. E, MTN	Baa1	4.500%	04/05/16	EUR	800	1,151,785
Spain Government Bond (Spain), Sr. Unsub. Notes	Baa3	4.700%	07/30/41	EUR	465	522,953
Spain Government Bond (Spain), Sr. Unsub. Notes	Baa3	5.850%	01/31/22	EUR	1,845	2,535,657
Spain Government Bond (Spain), Unsec’d. Notes	Baa3	4.250%	10/31/16	EUR	2,850	3,816,051
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, Ser. E, MTN	Baa3	3.625%	06/17/13		2,400	2,399,928
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	Ba1	7.000%	06/05/20		1,510	1,925,250
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	Ba1	8.000%	02/14/34		845	1,267,500

TOTAL SOVEREIGNS (cost $57,988,404)						62,320,825

U.S. GOVERNMENT TREASURY OBLIGATIONS — 2.6%
U.S. Treasury Bonds		2.750%	08/15/42		4,115	3,973,547
U.S. Treasury Bonds		2.750%	11/15/42		12,625	12,163,404
U.S. Treasury Notes		0.625%	11/30/17		1,625	1,619,542
U.S. Treasury Notes		0.750%	12/31/17		9,750	9,766,000
U.S. Treasury Notes		1.125%	12/31/19		175	174,508
U.S. Treasury Notes(d)		1.625%	11/15/22		6,830	6,755,293

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (cost $34,913,155)						34,452,294

					Shares
PREFERRED STOCK — 0.1%
Banking — 0.1%
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(a) (cost $1,125,000)					45,000	1,255,500

TOTAL LONG-TERM INVESTMENTS (cost $1,061,168,608)						1,147,632,957

SHORT-TERM INVESTMENTS — 18.7%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(k) (cost $123,519,144)					12,569,841	116,019,635
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (Note 4)(k)(l) (cost $127,931,409; includes $81,016,815 of cash collateral received for securities on loan)					127,931,409	127,931,409

TOTAL SHORT-TERM INVESTMENTS (cost $251,450,553)						243,951,044

TOTAL INVESTMENTS — 106.6% (cost $1,312,619,161)						1,391,584,001
LIABILITIES IN EXCESS OF OTHER ASSETS(m) — (6.6)%						(85,682,948)

NET ASSETS — 100.0%						$1,305,901,053

SEE NOTES TO FINANCIAL STATEMENTS.

A44

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
Reg.-S	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corp.
I/O	Interest Only
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment in Kind
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand
BBR	New Zealand Bank Bill Rate
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate

†	The ratings reflected are as of December 31, 2012. Ratings of certain bonds may have changed subsequent to that date. The Portolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2012.

(b)	Indicates a security that has been deemed illiquid.

(c)	Standard & Poor’s Rating.

(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $79,120,950; cash collateral of $81,016,815 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(f)	Represents a step coupon bond. Rate shown reflects the rate in effect at December 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS.

A45

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

(g)	Indicates a restricted security; the aggregate original cost of such securities is $8,403,801. The aggregate value of $8,641,827 is approximately 0.7% of net assets.

(h)	Represents security, or a portion thereof, segregated as collateral for futures contract.

(i)	Represents zero coupon bond. Rate shown reflects the effective yield on December 31, 2012.

(j)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

(k)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(l)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(m)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at December 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2012	Unrealized Appreciation/ (Depreciation)
Long Positions:
415	2 Year U.S. Treasury Notes	Mar. 2013	$91,451,416	$91,494,531	$43,115
1,670	5 Year U.S. Treasury Notes	Mar. 2013	207,928,311	207,771,484	(156,827)
266	10 Year U.S. Treasury Notes	Mar. 2013	35,158,182	35,319,813	161,631
570	U.S. Long Bond	Mar. 2013	84,830,607	84,075,000	(755,607)

					(707,688)

Short Position:
47	U.S. Ultra Bond	Mar. 2013	7,601,465	7,641,906	(40,441)

					$(748,129)

Forward currency contracts outstanding at December 31, 2012:

Purchase Contracts	Counterparty	Notional Amount (000)		Payable at Settlement Date	Value at December 31, 2012	Unrealized Appreciation/ (Depreciation)
Australian Dollar expiring 01/23/13	Citibank NA	AUD	1,250	$1,288,300	$1,295,773	$7,473
Australian Dollar expiring 01/23/13	HSBC Securities, Inc.	AUD	2,508	2,596,700	2,599,258	2,558
Australian Dollar expiring 01/23/13	HSBC Securities, Inc.	AUD	1,251	1,289,200	1,296,441	7,241
Australian Dollar expiring 01/23/13	JPMorgan Chase & Co.	AUD	1,876	1,932,500	1,944,931	12,431
Australian Dollar expiring 01/23/13	JPMorgan Chase & Co.	AUD	1,852	1,911,200	1,919,331	8,131
Australian Dollar expiring 01/23/13	JPMorgan Chase & Co.	AUD	1,250	1,274,200	1,295,616	21,416
Australian Dollar expiring 01/23/13	Morgan Stanley	AUD	1,870	1,945,701	1,938,551	(7,150)
Australian Dollar expiring 01/23/13	Morgan Stanley	AUD	1,254	1,288,300	1,299,725	11,425
Australian Dollar expiring 01/23/13	UBS AG	AUD	2,504	2,591,000	2,595,450	4,450
Brazilian Real expiring 01/18/13	Citibank NA	BRL	2,667	1,288,600	1,299,472	10,872
Brazilian Real expiring 01/18/13	Citibank NA	BRL	2,633	1,278,100	1,282,844	4,744
British Pound expiring 01/25/13	Citibank NA	GBP	1,607	2,576,700	2,610,952	34,252
British Pound expiring 01/25/13	Deutsche Bank Securities Corp.	GBP	1,597	2,576,100	2,594,087	17,987
British Pound expiring 01/25/13	JPMorgan Chase & Co.	GBP	2,041	3,303,732	3,314,628	10,896
British Pound expiring 01/25/13	JPMorgan Chase & Co.	GBP	800	1,291,700	1,299,592	7,892
Canadian Dollar expiring 01/22/13	Citibank NA	CAD	2,558	2,571,400	2,570,176	(1,224)
Canadian Dollar expiring 01/22/13	Citibank NA	CAD	1,286	1,316,500	1,292,396	(24,104)
Canadian Dollar expiring 01/22/13	Citibank NA	CAD	1,280	1,288,800	1,286,445	(2,355)
Canadian Dollar expiring 01/22/13	Citibank NA	CAD	1,257	1,276,000	1,262,761	(13,239)
Canadian Dollar expiring 01/22/13	Deutsche Bank Securities Corp.	CAD	1,285	1,289,900	1,291,438	1,538
Canadian Dollar expiring 01/22/13	Goldman Sachs & Co.	CAD	1,943	1,947,500	1,952,082	4,582
Canadian Dollar expiring 01/22/13	Goldman Sachs & Co.	CAD	1,289	1,303,100	1,295,189	(7,911)
Canadian Dollar expiring 01/22/13	Goldman Sachs & Co.	CAD	1,277	1,298,000	1,283,622	(14,378)
Canadian Dollar expiring 01/22/13	JPMorgan Chase & Co.	CAD	7,157	7,328,093	7,191,788	(136,305)
Canadian Dollar expiring 01/22/13	JPMorgan Chase & Co.	CAD	1,279	1,288,300	1,285,252	(3,048)
Canadian Dollar expiring 01/22/13	Morgan Stanley	CAD	1,253	1,278,100	1,258,934	(19,166)
Canadian Dollar expiring 01/22/13	UBS AG	CAD	1,291	1,291,700	1,297,152	5,452
Chilean Peso expiring 02/06/13	Citibank NA	CLP	3,332,538	6,816,400	6,924,567	108,167
Chilean Peso expiring 03/11/13	Citibank NA	CLP	628,876	1,303,100	1,301,307	(1,793)

SEE NOTES TO FINANCIAL STATEMENTS.

A46

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

Purchase Contracts	Counterparty	Notional Amount (000)		Payable at Settlement Date	Value at December 31, 2012	Unrealized Appreciation/ (Depreciation)
Chilean Peso expiring 03/11/13	Citibank NA	CLP	622,156	$1,299,000	$1,287,401	$(11,599)
Chinese Yuan Renminbi expiring 03/12/13	UBS AG	CNY	41,457	6,500,000	6,617,851	117,851
Chinese Yuan Renminbi expiring 03/20/13	Citibank NA	CNY	17,745	2,806,400	2,831,287	24,887
Chinese Yuan Renminbi expiring 03/20/13	UBS AG	CNY	45,787	7,232,700	7,305,495	72,795
Chinese Yuan Renminbi expiring 10/29/13	Citibank NA	CNY	8,148	1,288,400	1,284,554	(3,846)
Chinese Yuan Renminbi expiring 10/29/13	UBS AG	CNY	13,894	2,189,700	2,190,413	713
Colombian Peso expiring 01/18/13	Citibank NA	COP	2,343,951	1,303,100	1,324,717	21,617
Czech Koruna expiring 01/24/13	Citibank NA	CZK	71,722	3,744,954	3,773,936	28,982
Czech Koruna expiring 01/24/13	Citibank NA	CZK	25,775	1,298,300	1,356,229	57,929
Czech Koruna expiring 01/24/13	Citibank NA	CZK	24,689	1,297,100	1,299,117	2,017
Czech Koruna expiring 01/24/13	Citibank NA	CZK	24,426	1,276,000	1,285,258	9,258
Czech Koruna expiring 01/24/13	Credit Suisse First Boston	CZK	24,705	1,304,601	1,299,930	(4,671)
Czech Koruna expiring 01/24/13	Credit Suisse First Boston	CZK	24,395	1,290,300	1,283,623	(6,677)
Czech Koruna expiring 01/24/13	JPMorgan Chase & Co.	CZK	24,348	1,278,900	1,281,161	2,261
Euro expiring 01/24/13	Citibank NA	EUR	1,480	1,914,225	1,953,686	39,461
Euro expiring 01/25/13	Citibank NA	EUR	2,883	3,729,072	3,805,773	76,701
Euro expiring 01/25/13	Citibank NA	EUR	2,284	3,011,700	3,015,911	4,211
Euro expiring 01/25/13	Citibank NA	EUR	70	92,700	92,830	130
Euro expiring 01/25/13	Citibank NA	EUR	64	85,000	85,119	119
Euro expiring 01/25/13	Goldman Sachs & Co.	EUR	1,174	1,545,800	1,549,928	4,128
Euro expiring 01/25/13	HSBC Securities, Inc.	EUR	1,288	1,676,000	1,699,856	23,856
Euro expiring 01/25/13	JPMorgan Chase & Co.	EUR	1,473	1,932,500	1,945,144	12,644
Hungarian Forint expiring 01/24/13	Barclays Bank PLC	HUF	276,014	1,278,900	1,246,568	(32,332)
Hungarian Forint expiring 01/24/13	Citibank NA	HUF	335,584	1,530,900	1,515,605	(15,295)
Hungarian Forint expiring 01/24/13	Goldman Sachs & Co.	HUF	289,573	1,298,300	1,307,806	9,506
Hungarian Forint expiring 01/24/13	Goldman Sachs & Co.	HUF	286,638	1,297,100	1,294,551	(2,549)
Hungarian Forint expiring 01/24/13	HSBC Securities, Inc.	HUF	566,138	2,613,200	2,556,861	(56,339)
Indian Rupee expiring 01/07/13	Citibank NA	INR	125,401	2,353,400	2,285,330	(68,070)
Indian Rupee expiring 01/07/13	Citibank NA	INR	82,789	1,565,901	1,508,765	(57,136)
Indian Rupee expiring 01/07/13	UBS AG	INR	199,718	3,834,100	3,639,703	(194,397)
Indian Rupee expiring 01/07/13	UBS AG	INR	168,265	3,131,100	3,066,498	(64,602)
Indian Rupee expiring 01/07/13	UBS AG	INR	135,639	2,492,900	2,471,905	(20,995)
Indian Rupee expiring 01/14/13	UBS AG	INR	69,865	1,290,100	1,271,331	(18,769)
Japanese Yen expiring 01/25/13	Citibank NA	JPY	39,579	509,500	456,949	(52,551)
Malaysian Ringgit expiring 03/11/13	UBS AG	MYR	27,525	9,015,028	8,956,999	(58,029)
Mexican Peso expiring 01/22/13	Citibank NA	MXN	107,280	8,271,467	8,281,761	10,294
Mexican Peso expiring 01/22/13	Citibank NA	MXN	16,953	1,289,200	1,308,744	19,544
Mexican Peso expiring 01/22/13	Citibank NA	MXN	16,778	1,303,100	1,295,229	(7,871)
Mexican Peso expiring 01/22/13	Citibank NA	MXN	8,267	639,000	638,211	(789)
Mexican Peso expiring 01/22/13	Citibank NA	MXN	166	12,743	12,816	73
Mexican Peso expiring 01/22/13	Citibank NA	MXN	115	8,819	8,884	65
Mexican Peso expiring 01/22/13	HSBC Securities, Inc.	MXN	34,153	2,596,700	2,636,515	39,815
Mexican Peso expiring 01/22/13	JPMorgan Chase & Co.	MXN	16,833	1,289,900	1,299,457	9,557
New Zealand Dollar expiring 01/23/13	Citibank NA	NZD	1,589	1,288,300	1,311,486	23,186
New Zealand Dollar expiring 01/23/13	Citibank NA	NZD	1,569	1,291,700	1,294,333	2,633
New Zealand Dollar expiring 01/23/13	Citibank NA	NZD	304	245,012	251,004	5,992
New Zealand Dollar expiring 01/23/13	Deutsche Bank Securities Corp.	NZD	3,187	2,616,100	2,629,743	13,643
New Zealand Dollar expiring 01/23/13	Goldman Sachs & Co.	NZD	1,744	1,430,800	1,439,172	8,372
New Zealand Dollar expiring 01/23/13	Goldman Sachs & Co.	NZD	1,558	1,302,500	1,285,627	(16,873)
New Zealand Dollar expiring 01/23/13	HSBC Securities, Inc.	NZD	1,577	1,289,200	1,300,892	11,692
New Zealand Dollar expiring 01/23/13	JPMorgan Chase & Co.	NZD	1,573	1,288,000	1,297,534	9,534
New Zealand Dollar expiring 01/23/13	UBS AG	NZD	5,389	4,423,672	4,446,844	23,172
New Zealand Dollar expiring 01/23/13	UBS AG	NZD	2,370	1,932,500	1,955,408	22,908
Norwegian Krone expiring 01/24/13	Barclays Bank PLC	NOK	48,032	8,344,681	8,634,267	289,586

SEE NOTES TO FINANCIAL STATEMENTS.

A47

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

Purchase Contracts	Counterparty	Notional Amount (000)		Payable at Settlement Date	Value at December 31, 2012	Unrealized Appreciation/ (Depreciation)
Norwegian Krone expiring 01/24/13	Barclays Bank PLC	NOK	7,606	$1,318,428	$1,367,285	$48,857
Norwegian Krone expiring 01/24/13	Citibank NA	NOK	7,360	1,289,200	1,323,061	33,861
Norwegian Krone expiring 01/24/13	Citibank NA	NOK	7,294	1,290,300	1,311,236	20,936
Norwegian Krone expiring 01/24/13	Citibank NA	NOK	7,277	1,307,900	1,308,191	291
Norwegian Krone expiring 01/24/13	Goldman Sachs & Co.	NOK	7,369	1,302,700	1,324,661	21,961
Norwegian Krone expiring 01/24/13	Goldman Sachs & Co.	NOK	7,357	1,302,000	1,322,468	20,468
Norwegian Krone expiring 01/24/13	Goldman Sachs & Co.	NOK	7,354	1,291,700	1,321,879	30,179
Norwegian Krone expiring 01/24/13	Goldman Sachs & Co.	NOK	7,263	1,306,601	1,305,680	(921)
Norwegian Krone expiring 01/24/13	UBS AG	NOK	7,275	1,278,900	1,307,686	28,786
Peruvian Nuevo Sol expiring 01/10/13	Citibank NA	PEN	10,653	4,121,059	4,170,811	49,752
Peruvian Nuevo Sol expiring 01/10/13	Citibank NA	PEN	3,354	1,302,000	1,313,131	11,131
Peruvian Nuevo Sol expiring 01/10/13	Citibank NA	PEN	3,354	1,300,700	1,313,093	12,393
Philippine Peso expiring 01/22/13	JPMorgan Chase & Co.	PHP	302,580	7,334,383	7,374,695	40,312
Philippine Peso expiring 03/18/13	UBS AG	PHP	42,070	1,023,100	1,024,877	1,777
Polish Zloty expiring 01/24/13	Citibank NA	PLN	10,219	3,186,000	3,292,832	106,832
Polish Zloty expiring 01/24/13	Citibank NA	PLN	6,093	1,913,900	1,963,301	49,401
Polish Zloty expiring 01/24/13	Citibank NA	PLN	4,237	1,298,300	1,365,275	66,975
Polish Zloty expiring 01/24/13	Citibank NA	PLN	4,168	1,297,100	1,342,985	45,885
Polish Zloty expiring 01/24/13	Citibank NA	PLN	4,051	1,278,900	1,305,413	26,513
Polish Zloty expiring 01/24/13	Goldman Sachs & Co.	PLN	4,201	1,297,100	1,353,570	56,470
Polish Zloty expiring 01/24/13	Goldman Sachs & Co.	PLN	4,122	1,300,700	1,328,214	27,514
Polish Zloty expiring 01/24/13	JPMorgan Chase & Co.	PLN	4,128	1,296,400	1,329,978	33,578
Polish Zloty expiring 01/24/13	UBS AG	PLN	11,813	3,670,032	3,806,335	136,303
Polish Zloty expiring 01/24/13	UBS AG	PLN	4,114	1,302,500	1,325,726	23,226
Russian Ruble expiring 03/25/13	Citibank NA	RUB	61,928	1,945,700	1,999,127	53,427
Russian Ruble expiring 03/25/13	Citibank NA	RUB	61,163	1,959,900	1,974,427	14,527
Russian Ruble expiring 03/25/13	Citibank NA	RUB	40,752	1,274,100	1,315,543	41,443
Russian Ruble expiring 03/25/13	Citibank NA	RUB	40,666	1,290,300	1,312,776	22,476
Russian Ruble expiring 03/25/13	Citibank NA	RUB	40,604	1,276,000	1,310,749	34,749
Russian Ruble expiring 03/25/13	Citibank NA	RUB	40,565	1,271,600	1,309,513	37,913
Russian Ruble expiring 03/25/13	Citibank NA	RUB	40,491	1,278,900	1,307,102	28,202
Russian Ruble expiring 03/25/13	Citibank NA	RUB	40,364	1,304,600	1,303,025	(1,575)
Russian Ruble expiring 03/25/13	Citibank NA	RUB	40,125	1,305,300	1,295,297	(10,003)
Russian Ruble expiring 03/25/13	Citibank NA	RUB	37,218	1,160,900	1,201,471	40,571
Singapore Dollar expiring 01/23/13	Citibank NA	SGD	1,566	1,276,000	1,282,164	6,164
Singapore Dollar expiring 01/23/13	HSBC Securities, Inc.	SGD	3,333	2,731,400	2,728,288	(3,112)
Singapore Dollar expiring 01/23/13	HSBC Securities, Inc.	SGD	1,587	1,302,000	1,299,026	(2,974)
Singapore Dollar expiring 01/23/13	JPMorgan Chase & Co.	SGD	9,522	7,769,100	7,794,921	25,821
Singapore Dollar expiring 01/23/13	Morgan Stanley	SGD	3,115	2,551,300	2,549,711	(1,589)
South African Rand expiring 01/30/13	Citibank NA	ZAR	10,586	1,271,600	1,243,266	(28,334)
South African Rand expiring 01/30/13	Citibank NA	ZAR	4,290	485,335	503,800	18,465
South African Rand expiring 01/30/13	Citibank NA	ZAR	1,127	127,900	132,412	4,512
South African Rand expiring 01/30/13	JPMorgan Chase & Co.	ZAR	10,646	1,271,600	1,250,233	(21,367)
South Korean Won expiring 01/14/13	Citibank NA	KRW	2,812,829	2,514,822	2,624,884	110,062
South Korean Won expiring 01/14/13	Citibank NA	KRW	1,462,171	1,316,500	1,364,473	47,973
South Korean Won expiring 01/14/13	UBS AG	KRW	2,137,567	1,917,100	1,994,741	77,641
South Korean Won expiring 03/18/13	UBS AG	KRW	1,430,721	1,290,100	1,330,362	40,262
South Korean Won expiring 03/18/13	UBS AG	KRW	1,423,735	1,278,900	1,323,866	44,966
Swedish Krona expiring 01/24/13	Barclays Bank PLC	SEK	46,364	7,045,498	7,125,251	79,753
Swedish Krona expiring 01/24/13	Citibank NA	SEK	8,775	1,298,300	1,348,592	50,292
Swedish Krona expiring 01/24/13	Citibank NA	SEK	8,617	1,288,300	1,324,236	35,936
Swedish Krona expiring 01/24/13	Citibank NA	SEK	8,597	1,310,786	1,321,133	10,347
Swedish Krona expiring 01/24/13	Citibank NA	SEK	8,477	1,276,000	1,302,687	26,687
Swedish Krona expiring 01/24/13	Deutsche Bank Securities Corp.	SEK	17,050	2,613,200	2,620,250	7,050
Swedish Krona expiring 01/24/13	Deutsche Bank Securities Corp.	SEK	8,580	1,296,400	1,318,568	22,168
Swedish Krona expiring 01/24/13	Goldman Sachs & Co.	SEK	8,669	1,302,500	1,332,319	29,819
Swedish Krona expiring 01/24/13	Goldman Sachs & Co.	SEK	8,664	1,309,400	1,331,421	22,021
Swedish Krona expiring 01/24/13	Goldman Sachs & Co.	SEK	8,624	1,296,400	1,325,343	28,943
Swedish Krona expiring 01/24/13	UBS AG	SEK	17,407	2,603,400	2,675,089	71,689

SEE NOTES TO FINANCIAL STATEMENTS.

A48

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

Purchase Contracts	Counterparty	Notional Amount (000)		Payable at Settlement Date	Value at December 31, 2012	Unrealized Appreciation/ (Depreciation)
Swedish Krona expiring 01/24/13	UBS AG	SEK	17,035	$2,615,800	$2,617,894	$2,094
Swedish Krona expiring 01/24/13	UBS AG	SEK	16,922	2,576,700	2,600,503	23,803
Swedish Krona expiring 01/24/13	UBS AG	SEK	8,541	1,289,200	1,312,650	23,450
Swedish Krona expiring 01/24/13	UBS AG	SEK	8,491	1,278,900	1,304,924	26,024
Taiwan Dollar expiring 03/12/13	UBS AG	TWD	75,482	2,566,100	2,600,105	34,005
Taiwan Dollar expiring 03/12/13	UBS AG	TWD	37,667	1,283,500	1,297,502	14,002
Taiwan Dollar expiring 11/13/13	Citibank NA	TWD	36,809	1,288,600	1,273,092	(15,508)
Taiwan Dollar expiring 11/13/13	UBS AG	TWD	73,609	2,576,900	2,545,887	(31,013)
Thai Baht expiring 02/28/13	Citibank NA	THB	183,862	5,950,418	5,990,284	39,866
Turkish Lira expiring 01/30/13	Citibank NA	TRY	2,362	1,295,500	1,318,226	22,726
Turkish Lira expiring 01/30/13	Deutsche Bank Securities Corp.	TRY	2,573	1,418,100	1,436,220	18,120
Turkish Lira expiring 01/30/13	Deutsche Bank Securities Corp.	TRY	2,344	1,308,100	1,308,152	52
Turkish Lira expiring 01/30/13	Goldman Sachs & Co.	TRY	8,053	4,417,603	4,494,440	76,837
Turkish Lira expiring 01/30/13	Goldman Sachs & Co.	TRY	3,503	1,930,100	1,955,351	25,251
Turkish Lira expiring 01/30/13	Goldman Sachs & Co.	TRY	2,336	1,291,700	1,303,675	11,975
Turkish Lira expiring 01/30/13	Goldman Sachs & Co.	TRY	2,335	1,302,500	1,303,336	836
Turkish Lira expiring 01/30/13	Goldman Sachs & Co.	TRY	2,330	1,289,900	1,300,231	10,331
Turkish Lira expiring 01/30/13	Goldman Sachs & Co.	TRY	2,318	1,288,100	1,293,664	5,564

				$326,587,966	$329,090,362	$2,502,396

Sale Contracts	Counterparty	Notional Amount (000)		Receivable at Settlement Date	Value at December 31, 2012	Unrealized Appreciation/ (Depreciation)
Australian Dollar expiring 01/23/13	Citibank NA	AUD	3,124	$3,188,700	$3,238,555	$(49,855)
Australian Dollar expiring 01/23/13	Citibank NA	AUD	2,505	2,573,500	2,596,634	(23,134)
Australian Dollar expiring 01/23/13	Goldman Sachs & Co.	AUD	1,248	1,306,600	1,293,390	13,210
Australian Dollar expiring 01/23/13	HSBC Securities, Inc.	AUD	2,375	2,471,300	2,462,352	8,948
Australian Dollar expiring 01/23/13	JPMorgan Chase & Co.	AUD	3,252	3,331,500	3,370,948	(39,448)
Australian Dollar expiring 01/23/13	JPMorgan Chase & Co.	AUD	95	100,000	98,991	1,009
Brazilian Real expiring 01/18/13	Citibank NA	BRL	5,301	2,542,045	2,582,316	(40,271)
British Pound expiring 01/25/13	Barclays Bank PLC	GBP	1,496	2,398,431	2,429,326	(30,895)
British Pound expiring 01/25/13	Citibank NA	GBP	1,890	3,053,753	3,069,175	(15,422)
British Pound expiring 01/25/13	Citibank NA	GBP	805	1,289,900	1,306,794	(16,894)
British Pound expiring 01/25/13	Morgan Stanley	GBP	3,215	5,153,100	5,222,359	(69,259)
British Pound expiring 01/25/13	Morgan Stanley	GBP	2,053	3,313,400	3,334,049	(20,649)
Canadian Dollar expiring 01/22/13	Citibank NA	CAD	3,157	3,190,800	3,172,449	18,351
Canadian Dollar expiring 01/22/13	Citibank NA	CAD	2,139	2,166,100	2,149,317	16,783
Canadian Dollar expiring 01/22/13	Citibank NA	CAD	1,929	1,928,900	1,937,857	(8,957)
Canadian Dollar expiring 01/22/13	Goldman Sachs & Co.	CAD	1,952	1,962,100	1,961,399	701
Canadian Dollar expiring 01/22/13	Goldman Sachs & Co.	CAD	1,939	1,932,700	1,948,399	(15,699)
Canadian Dollar expiring 01/22/13	Goldman Sachs & Co.	CAD	1,291	1,306,600	1,297,354	9,246
Canadian Dollar expiring 01/22/13	JPMorgan Chase & Co.	CAD	1,801	1,806,100	1,809,271	(3,171)
Canadian Dollar expiring 01/22/13	UBS AG	CAD	2,558	2,575,900	2,570,271	5,629
Chilean Peso expiring 02/06/13	Citibank NA	CLP	1,185,891	2,447,154	2,464,122	(16,968)
Chinese Yuan Renminbi expiring 03/20/13	UBS AG	CNY	45,787	7,157,512	7,305,495	(147,983)
Czech Koruna expiring 01/24/13	Barclays Bank PLC	CZK	37,268	1,932,500	1,961,022	(28,522)
Czech Koruna expiring 01/24/13	Barclays Bank PLC	CZK	36,930	1,931,900	1,943,198	(11,298)
Czech Koruna expiring 01/24/13	Barclays Bank PLC	CZK	34,616	1,813,700	1,821,442	(7,742)
Czech Koruna expiring 01/24/13	UBS AG	CZK	61,386	3,179,000	3,230,070	(51,070)
Czech Koruna expiring 01/24/13	UBS AG	CZK	25,796	1,297,100	1,357,353	(60,253)
Euro expiring 01/25/13	Citibank NA	EUR	29,616	38,272,822	39,100,689	(827,867)
Euro expiring 01/25/13	Citibank NA	EUR	1,581	2,042,100	2,087,023	(44,923)
Euro expiring 01/25/13	Citibank NA	EUR	1,221	1,591,671	1,611,830	(20,159)
Euro expiring 01/25/13	Citibank NA	EUR	924	1,202,351	1,219,878	(17,527)
Euro expiring 01/25/13	Citibank NA	EUR	198	254,700	261,059	(6,359)
Euro expiring 01/25/13	Citibank NA	EUR	187	242,423	246,761	(4,338)
Euro expiring 01/25/13	Credit Suisse First Boston	EUR	20	25,242	25,982	(740)

SEE NOTES TO FINANCIAL STATEMENTS.

A49

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

Sale Contracts	Counterparty	Notional Amount (000)		Receivable at Settlement Date	Value at December 31, 2012	Unrealized Appreciation/ (Depreciation)
Euro expiring 01/25/13	Deutsche Bank Securities Corp.	EUR	998	$1,291,700	$1,317,294	$(25,594)
Euro expiring 01/25/13	Deutsche Bank Securities Corp.	EUR	337	434,334	444,737	(10,403)
Euro expiring 01/25/13	Goldman Sachs & Co.	EUR	1,309	1,726,752	1,728,733	(1,981)
Euro expiring 01/25/13	Goldman Sachs & Co.	EUR	706	912,200	932,598	(20,398)
Euro expiring 01/25/13	Goldman Sachs & Co.	EUR	516	672,285	681,886	(9,601)
Euro expiring 01/25/13	JPMorgan Chase & Co.	EUR	4,961	6,477,500	6,550,285	(72,785)
Euro expiring 01/25/13	JPMorgan Chase & Co.	EUR	400	518,222	528,099	(9,877)
Euro expiring 01/25/13	JPMorgan Chase & Co.	EUR	289	373,556	381,142	(7,586)
Euro expiring 01/25/13	UBS AG	EUR	2,010	2,579,800	2,654,114	(74,314)
Euro expiring 01/25/13	UBS AG	EUR	83	105,554	108,984	(3,430)
Hungarian Forint expiring 01/24/13	Barclays Bank PLC	HUF	565,303	2,576,300	2,553,090	23,210
Hungarian Forint expiring 01/24/13	Citibank NA	HUF	614,470	2,833,500	2,775,145	58,355
Hungarian Forint expiring 01/24/13	Citibank NA	HUF	583,100	2,609,300	2,633,468	(24,168)
Indian Rupee expiring 01/07/13	Citibank NA	INR	125,143	2,350,100	2,280,626	69,474
Indian Rupee expiring 01/07/13	UBS AG	INR	233,317	4,459,000	4,252,016	206,984
Indian Rupee expiring 01/07/13	UBS AG	INR	199,718	3,765,427	3,639,703	125,724
Indian Rupee expiring 01/07/13	UBS AG	INR	153,634	2,923,145	2,799,856	123,289
Indian Rupee expiring 01/14/13	Citibank NA	INR	69,865	1,256,797	1,271,331	(14,534)
Malaysian Ringgit expiring 03/11/13	UBS AG	MYR	6,002	1,952,500	1,953,148	(648)
Mexican Peso expiring 01/22/13	Citibank NA	MXN	21,897	1,671,700	1,690,405	(18,705)
Mexican Peso expiring 01/22/13	Citibank NA	MXN	17,023	1,286,700	1,314,138	(27,438)
Mexican Peso expiring 01/22/13	Citibank NA	MXN	16,959	1,288,300	1,309,182	(20,882)
Mexican Peso expiring 01/22/13	JPMorgan Chase & Co.	MXN	34,252	2,573,500	2,644,180	(70,680)
Mexican Peso expiring 01/22/13	JPMorgan Chase & Co.	MXN	25,444	1,962,100	1,964,233	(2,133)
New Zealand Dollar expiring 01/23/13	Citibank NA	NZD	2,819	2,270,300	2,325,863	(55,563)
New Zealand Dollar expiring 01/23/13	Citibank NA	NZD	2,385	1,962,100	1,968,079	(5,979)
New Zealand Dollar expiring 01/23/13	Citibank NA	NZD	2,353	1,914,500	1,941,581	(27,081)
New Zealand Dollar expiring 01/23/13	Citibank NA	NZD	2,349	1,913,900	1,937,912	(24,012)
New Zealand Dollar expiring 01/23/13	Citibank NA	NZD	2,347	1,959,900	1,936,709	23,191
New Zealand Dollar expiring 01/23/13	Citibank NA	NZD	1,702	1,428,900	1,404,066	24,834
New Zealand Dollar expiring 01/23/13	UBS AG	NZD	2,401	1,957,000	1,980,945	(23,945)
Norwegian Krone expiring 01/24/13	Citibank NA	NOK	11,121	1,933,200	1,999,122	(65,922)
Norwegian Krone expiring 01/24/13	Goldman Sachs & Co.	NOK	14,902	2,576,900	2,678,815	(101,915)
Norwegian Krone expiring 01/24/13	JPMorgan Chase & Co.	NOK	14,941	2,593,800	2,685,859	(92,059)
Norwegian Krone expiring 01/24/13	UBS AG	NOK	10,431	1,800,300	1,875,051	(74,751)
Peruvian Nuevo Sol expiring 01/10/13	Citibank NA	PEN	4,021	1,543,100	1,574,114	(31,014)
Polish Zloty expiring 01/24/13	Citibank NA	PLN	8,840	2,697,600	2,848,293	(150,693)
Polish Zloty expiring 01/24/13	Citibank NA	PLN	6,263	1,943,300	2,018,011	(74,711)
Polish Zloty expiring 01/24/13	Citibank NA	PLN	6,162	1,914,225	1,985,406	(71,181)
Polish Zloty expiring 01/24/13	Citibank NA	PLN	6,126	1,932,500	1,973,929	(41,429)
Polish Zloty expiring 01/24/13	Citibank NA	PLN	4,097	1,288,000	1,320,133	(32,133)
Polish Zloty expiring 01/24/13	Citibank NA	PLN	4,067	1,308,100	1,310,379	(2,279)
Polish Zloty expiring 01/24/13	JPMorgan Chase & Co.	PLN	4,971	1,546,600	1,601,668	(55,068)
Russian Ruble expiring 03/25/13	Citibank NA	RUB	130,084	4,129,000	4,199,325	(70,325)
Russian Ruble expiring 03/25/13	Citibank NA	RUB	54,220	1,674,500	1,750,319	(75,819)
Singapore Dollar expiring 01/23/13	Citibank NA	SGD	2,360	1,914,500	1,931,943	(17,443)
Singapore Dollar expiring 01/23/13	Goldman Sachs & Co.	SGD	2,370	1,929,200	1,940,455	(11,255)
Singapore Dollar expiring 01/23/13	HSBC Securities, Inc.	SGD	3,185	2,613,200	2,607,298	5,902
Singapore Dollar expiring 01/23/13	JPMorgan Chase & Co.	SGD	3,297	2,674,700	2,698,524	(23,824)
South African Rand expiring 01/30/13	Goldman Sachs & Co.	ZAR	18,331	2,188,936	2,152,767	36,169
South African Rand expiring 01/30/13	JPMorgan Chase & Co.	ZAR	22,480	2,675,000	2,640,014	34,986
Swedish Krona expiring 01/24/13	Citibank NA	SEK	17,263	2,576,100	2,652,957	(76,857)
Swedish Krona expiring 01/24/13	Citibank NA	SEK	12,983	1,949,400	1,995,144	(45,744)
Swedish Krona expiring 01/24/13	Citibank NA	SEK	12,847	1,914,500	1,974,345	(59,845)
Swedish Krona expiring 01/24/13	Citibank NA	SEK	11,176	1,675,400	1,717,481	(42,081)
Swedish Krona expiring 01/24/13	Credit Suisse First Boston	SEK	17,325	2,579,800	2,662,527	(82,727)
Swedish Krona expiring 01/24/13	Goldman Sachs & Co.	SEK	21,767	3,247,400	3,345,132	(97,732)
Swedish Krona expiring 01/24/13	Goldman Sachs & Co.	SEK	7,830	1,159,600	1,203,251	(43,651)
Swedish Krona expiring 01/24/13	UBS AG	SEK	22,021	3,311,500	3,384,142	(72,642)

SEE NOTES TO FINANCIAL STATEMENTS.

A50

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

Sale Contracts	Counterparty	Notional Amount (000)		Receivable at Settlement Date	Value at December 31, 2012	Unrealized Appreciation/ (Depreciation)
Swedish Krona expiring 01/24/13	UBS AG	SEK	17,253	$2,576,700	$2,651,381	$(74,681)
Taiwan Dollar expiring 03/12/13	Citibank NA	TWD	56,266	1,928,900	1,938,182	(9,282)
Taiwan Dollar expiring 03/12/13	UBS AG	TWD	112,354	3,888,667	3,870,222	18,445
Turkish Lira expiring 01/30/13	Citibank NA	TRY	2,356	1,274,400	1,314,764	(40,364)
Turkish Lira expiring 01/30/13	Citibank NA	TRY	2,349	1,274,400	1,311,118	(36,718)
Turkish Lira expiring 01/30/13	Citibank NA	TRY	2,339	1,306,600	1,305,515	1,085
Turkish Lira expiring 01/30/13	Deutsche Bank Securities Corp.	TRY	7,256	3,996,000	4,050,051	(54,051)
Turkish Lira expiring 01/30/13	Deutsche Bank Securities Corp.	TRY	2,347	1,288,000	1,310,132	(22,132)
Turkish Lira expiring 01/30/13	JPMorgan Chase & Co.	TRY	7,047	3,923,700	3,933,191	(9,491)

				$255,736,204	$258,801,638	(3,065,434)

						$(563,038)

Interest rate swap agreements out standing at December 31, 2012:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
	Over-the-counter swap agreements:
	$66,560	08/31/16	0.934%	3 month LIBOR(2)	$1,049,093	$—	$1,049,093	Credit Suisse International
	15,385	12/14/14	0.351%	3 month LIBOR(2)	(6,918)	—	(6,918)	Citibank NA
	20,710	08/31/16	0.975%	3 month LIBOR(1)	(360,049)	—	(360,049)	JPMorgan Chase Bank NA
	20,710	08/31/16	0.978%	3 month LIBOR(1)	(362,932)	—	(362,932)	JPMorgan Chase Bank NA
	58,915	11/30/16	0.913%	3 month LIBOR(1)	(692,411)	—	(692,411)	JPMorgan Chase Bank NA
	6,860	10/02/19	1.189%	3 month LIBOR(1)	4,610	—	4,610	Bank of Nova Scotia
	38,980	11/15/19	1.334%	3 month LIBOR(1)	(105,756)	—	(105,756)	Citibank NA
	2,090	12/13/27	2.200%	3 month LIBOR(2)	(36,901)	—	(36,901)	Barclays Bank PLC
	20,260	08/15/28	2.370%	3 month LIBOR(1)	40,288	—	40,288	Citibank NA
AUD	1,270	12/19/32	4.423%	6 month Australian Bank Bill Rate(2)	25,174	—	25,174	Barclays Bank PLC
AUD	1,620	12/20/32	4.420%	6 month Australian Bank Bill Rate(2)	33,033	—	33,033	Citibank NA
BRL	13,135	01/01/17	0.000%	1 day Brazil Interbank Rate(2)	255,956	—	255,956	Barclays Bank PLC
BRL	7,942	01/01/17	0.000%	1 day Brazil Interbank Rate(2)	13,698	—	13,698	Citibank NA
CLP	1,480,000	12/06/17	5.410%	Chile Central Bank Daily Midday Interbank Rate(2)	10,593	—	10,593	Barclays Bank PLC
EUR	13,985	12/14/14	0.349%	6 month EURIBOR(1)	8,393	—	8,393	Citibank NA
EUR	1,640	12/13/27	2.065%	6 month EURIBOR(1)	(16,044)	—	(16,044)	Barclays Bank PLC
MXN	199,700	07/05/13	5.480%	28 day Mexican Interbank Rate(2)	55,388	—	55,388	Barclays Bank PLC
MXN	65,000	12/02/15	5.080%	28 day Mexican Interbank Rate(2)	(6,036)	—	(6,036)	Morgan Stanley Capital Services, Inc.
MXN	54,100	02/18/22	6.600%	28 day Mexican Interbank Rate((2)	271,366	—	271,366	Barclays Bank PLC
MXN	31,200	04/15/22	6.380%	28 day Mexican Interbank Rate(2)	115,493	—	115,493	JPMorgan Chase Bank NA
MXN	48,200	05/25/22	6.370%	28 day Mexican Interbank Rate(2)	178,228	—	178,228	Morgan Stanley Capital Services, Inc.
NZD	13,400	08/18/16	4.173%	3 month BBR(2)	622,341	—	622,341	Citibank NA
NZD	4,320	03/26/17	3.810%	3 month BBR(2)	150,330	—	150,330	HSBC Bank USA NA
NZD	1,960	09/25/22	3.790%	3 month BBR(2)	19,623	—	19,623	Citibank NA

					$1,266,560	$—	$1,266,560

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A51

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

Credit default swap agreements outstanding at December 31, 2012:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
American International Group, Inc.	03/20/18	3.700%		$3,700	$(438,794)	$—	$(438,794)	Deutsche Bank AG
Centex Corp.	06/20/14	1.000%		2,500	(28,249)	(5,107)	(23,142)	Credit Suisse International
Duke Energy Corp.	03/20/14	0.700%		3,400	(27,303)	—	(27,303)	Goldman Sachs International, Inc.
Masco Corp.	09/20/13	1.000%		2,600	(13,672)	17,645	(31,317)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	06/20/14	1.000%		7,000	152,730	165,347	(12,617)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000%		4,750	811,799	314,079	497,720	JPMorgan Chase Bank
Sealed Air Corp.	06/20/13	1.000%		6,600	(24,455)	13,139	(37,594)	Deutsche Bank AG
SLM Corp.	06/20/14	5.000%		4,150	(249,495)	237,388	(486,883)	JPMorgan Chase Bank
Toll Brothers Financial Corp.	03/20/15	1.000%		4,695	(34,497)	16,233	(50,730)	Credit Suisse International
Westvaco Corp.	09/20/19	1.000%		4,400	86,755	58,173	28,582	JPMorgan Chase Bank

					$234,819	$816,897	$(582,078)

Over-the-counter credit default swap on credit indices—Buy Protection(1) :
CDX.NA.HY.18	06/20/17	5.000%		22,770	(367,152)	630,839	(997,991)	Citibank NA
ITRAXX.EUR.18	12/20/17	1.000%	EUR	23,000	240,301	267,871	(27,570)	Bank of America, NA
ITRAXX.EUR.18	12/20/17	1.000%	EUR	23,000	240,300	442,695	(202,395)	Morgan Stanley Capital Services, Inc.

					$113,449	$1,341,405	$(1,227,956)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2012(4)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(2):
Kingdom of Netherlands	03/20/13	0.250%	$8,250	0.076%	$3,830	$(34,653)	$38,483	Morgan Stanley Capital Services, Inc.
Republic of Austria	03/20/13	1.000%	8,250	0.082%	19,358	(37,199)	56,557	Morgan Stanley Capital Services, Inc.
Republic of France	03/20/13	0.250%	8,250	0.242%	832	(88,174)	89,006	Morgan Stanley Capital Services, Inc.

					$24,020	$(160,026)	$184,046

The Portfolio entered into credit default swaps as the protection seller on credit indices and sovereign issues to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A52

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

Currency swap agreements outstanding at December 31, 2012:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
	Over-the-counter swap agreements:
EUR	2,700	10/17/14	0.000%	3 month LIBOR(1)	$(65,748)	$—	$(65,748)	Barclays Bank PLC
EUR	1,650	12/04/14	0.000%	3 month LIBOR(2)	(33,125)	—	(33,125)	Barclays Bank PLC
EUR	900	09/28/17	0.362%	3 month LIBOR(3)	(29,848)	—	(29,848)	HSBC Bank USA NA
JPY	120,000	03/24/17	3.450%	3 month LIBOR(4)	203,283	30	203,253	Citibank NA
JPY	100,000	06/08/15	4.500%	3 month LIBOR(5)	68,870	(56,202)	125,072	Citibank NA
JPY	30,000	06/08/15	4.500%	3 month LIBOR(6)	21,221	(15,095)	36,316	Citibank NA

					$164,653	$(71,267)	$235,920

(1)	The Portfolio pays a floating rate based on a notional amount of EUR 2,700,000. The Portfolio receives a floating rate based on a notional amount of $3,494,340.

(2)	The Portfolio pays a floating rate based on a notional amount of EUR 1,650,000. The Portfolio receives a floating rate based on a notional amount of $2,142,690.

(3)	The Portfolio pays a fixed rate based on a notional amount of EUR 900,000. The Portfolio receives a floating rate based on a notional amount of $1,157,400.

(4)	The Portfolio pays a fixed rate based on a notional amount of JPY 120,000,000. The Portfolio receives a floating rate based on a notional amount of $1,541,030.

(5)	The Portfolio pays a fixed rate based on a notional amount of JPY 100,000,000. The Portfolio receives a floating rate based on a notional amount of $1,284,027.

(6)	The Portfolio pays a fixed rate based on a notional amount of JPY 30,000,000. The Portfolio receives a floating rate based on a notional amount of $383,926.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$72,111,301	$199,293
Residential Mortgage-Backed Securities	—	68,713,399	—
Bank Loans	—	40,598,804	195,353
Collateralized Mortgage Obligations	—	3,487,052	—
Commercial Mortgage-Backed Securities	—	160,518,598	—
Corporate Bonds	—	570,354,214	6,948,002
Foreign Agencies	—	45,484,152	—
Mortgage-Backed Securities	—	55,088,549	—
Municipal Bonds	—	25,905,621	—
Sovereigns	—	61,342,541	978,284
U.S. Government Treasury obligations	—	34,452,294	—
Preferred Stock	1,255,500	—	—
Affiliated Mutual Funds	243,951,044	—	—
Other Financial Instruments*
Futures Contracts	(748,129)	—	—
Forward Currency Contracts	—	(563,038)	—
Interest Rate Swap Agreements	—	1,266,560	—
Credit Default Swap Agreements	—	(1,598,685)	(27,303)
Currency Swap Agreements	—	235,920	—

Total	$244,458,415	$1,137,397,282	$8,293,629

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument .

SEE NOTES TO FINANCIAL STATEMENTS.

A53

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2012 were as follows:

Affiliated Mutual Funds (including 6.2% of collateral received for securities on loan)	18.7%
Commercial Mortgage-Backed Securities	12.3
Banking	10.0
Non-Residential Mortgage-Backed Securities	5.5
Residential Mortgage-Backed Securities	5.3
Sovereigns	4.8
Mortgage-Backed Securities	4.2
Foreign Agencies	3.5
Insurance	3.0
Media & Entertainment	3.0
Non-Captive Finance	2.7
U.S. Government Treasury Obligations	2.6
Healthcare & Pharmaceutical	2.4
Foods	2.3
Technology	2.1
Cable	2.0
Municipal Bonds	2.0
Telecommunications	2.0
Electric	1.9
Energy – Other	1.6
Metals	1.6
Capital Goods	1.3

Healthcare Insurance	1.1%
Chemicals	1.0
Building Materials & Construction	0.9
Paper	0.9
Real Estate Investment Trusts	0.9
Automotive	0.8
Gaming	0.8
Pipelines & Other	0.8
Retailers	0.8
Consumer	0.6
Energy – Integrated	0.6
Lodging	0.6
Airlines	0.5
Tobacco	0.5
Aerospace & Defense	0.3
Collateralized Mortgage Obligations	0.3
Packaging	0.3
Brokerage	0.1

106.6
Liabilities in excess of other assets	(6.6)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premiums paid for swap agreements	$2,163,409		Premiums received for swap agreements	$165,133
Credit contracts	Unrealized appreciation on swap agreements	710,348		Unrealized depreciation on swap agreements	2,336,336
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	4,368,380		Unrealized depreciation on forward currency contracts	4,931,418
Interest rate contracts	Due to broker — variation margin	204,746	*	Due to broker — variation margin	952,875	*
Interest rate contracts	Premiums paid for swap agreements	30		Premiums received for swap agreements	71,297
Interest rate contracts	Unrealized appreciation on swap agreements	3,218,248		Unrealized depreciation on swap agreements	1,715,768

Total		$10,665,161			$10,172,827

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A54

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Options Written	Futures	Forward Currency Contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(2,147,889)	$(2,147,889)
Foreign exchange contracts	—	—	—	(1,705,060)	—	(1,705,060)
Interest rate contracts	2,501,494	(483,881)	11,437,801	—	748,780	14,204,194

Total	$2,501,494	$(483,881)	$11,437,801	$(1,705,060)	$(1,399,109)	$10,351,245

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Forward Currency Contracts	Swaps	Total
Credit contracts	$—	$—	$(2,088,198)	$(2,088,198)
Foreign exchange contracts	—	4,777,305	—	4,777,305
Interest rate contracts	(3,386,949)	—	493,016	(2,893,933)

Total	$(3,386,949)	$4,777,305	$(1,595,182)	$(204,826)

For the year ended December 31, 2012, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased (Cost)	Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)	Forward Currency Contracts—Purchased (Value at Settlement Date Payable)	Forward Currency Contracts—Sold (Value at Settlement Date Receivable)
$88,939	$402,867,197	$34,595,061	$333,427,390	$264,412,824

Inflation Swaps (Notional Amount in USD (000))	Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))	Credit Default Swaps as Writer (Notional Amount in USD (000))	Currency Swap (Notional Amount in USD (000))
$612	$275,735	$88,257	$19,800	$2,835

SEE NOTES TO FINANCIAL STATEMENTS.

A55

DIVERSIFIED BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

ASSETS
Investments, at value including securities on loan of $79,120,950:
Unaffiliated investments (cost $1,061,168,608)	$1,147,632,957
Affiliated investments (cost $251,450,553)	243,951,044
Cash	130,915
Foreign currency, at value (cost $112,547)	113,196
Dividends and interest receivable	12,566,109
Unrealized appreciation on forward currency contracts	4,368,380
Unrealized appreciation on swap agreements	3,928,596
Premiums paid for swap agreements	2,163,439
Receivable for investments sold	1,744,508
Receivable for Series shares sold	58,209
Prepaid expenses	9,570
Foreign tax reclaim receivable	443

Total Assets	1,416,667,366

LIABILITIES
Collateral for securities on loan	81,016,815
Payable for investments purchased	18,408,062
Unrealized depreciation on forward currency contracts	4,931,418
Unrealized depreciation on swap agreements	4,052,104
Payable for Series shares repurchased	1,067,209
Due to broker-variation margin	453,339
Management fee payable	441,284
Premiums received for swap agreements	236,430
Accrued expenses and other liabilities	155,035
Deferred trustees’ fees	3,691
Affiliated transfer agent fee payable	926

Total Liabilities	110,766,313

NET ASSETS	$1,305,901,053

Net assets were comprised of:
Paid-in capital	$1,174,919,647
Retained earnings	130,981,406

Net assets, December 31, 2012	$1,305,901,053

Net asset value and redemption price per share, $1,305,901,053 / 109,880,998 outstanding shares of beneficial interest	$11 .88

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

INCOME
Interest income	$67,259,777
Affiliated dividend income	1,988,631
Affiliated income from securities loaned, net	214,378
Unaffiliated dividend income	88,594

69,551,380

EXPENSES
Management fee	5,563,010
Custodian’s fees and expenses	258,000
Shareholders’ reports	108,000
Audit fee	45,000
Trustees’ fees	26,000
Insurance expenses	15,000
Legal fees and expenses	14,000
Transfer agent’s fee and expenses (including affiliated expense of $5,600) (Note 4)	12,000
Commitment fee on syndicated credit agreement	4,000
Miscellaneous	16,474

Total expenses	6,061,484

NET INVESTMENT INCOME	63,489,896

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated: $(4,153,739))	26,876,253
Futures transactions	11,437,801
Swap agreement transactions	(1,399,109)
Foreign currency transactions	(1,170,234)
Options written transactions	(483,881)

35,260,830

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $9,692,125)	44,871,342
Futures	(3,386,949)
Swap agreements	(1,595,182)
Foreign currencies	4,800,201

44,689,412

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	79,950,242

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$143,440,138

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$63,489,896	$73,296,784
Net realized gain on investments and foreign currencies	35,260,830	59,583,846
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	44,689,412	(22,511,117)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	143,440,138	110,369,513

DISTRIBUTIONS	(119,592,407)	(101,657,374)

SERIES SHARE TRANSACTIONS:
Series shares sold [10,761,927 and 2,282,678 shares, respectively]	126,405,304	26,944,061
Series shares issued in reinvestment of distributions [10,330,307 and 8,678,375 shares, respectively]	119,592,407	101,657,374
Series shares repurchased [43,877,359 and 8,765,284 shares, respectively]	(520,843,578)	(103,339,982)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(274,845,867)	25,261,453

TOTAL INCREASE (DECREASE) IN NET ASSETS	(250,998,136)	33,973,592
NET ASSETS:
Beginning of year	1,556,899,189	1,522,925,597

End of year	$1,305,901,053	$1,556,899,189

SEE NOTES TO FINANCIAL STATEMENTS.

A56

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	December 31, 2012

LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 3.8%
Boeing Co. (The)	444,320	$33,483,955
Precision Castparts Corp.	267,871	50,740,125
TransDigm Group, Inc.(a)	262,420	35,783,591

		120,007,671

Airlines — 1.3%
Delta Air Lines, Inc.*	3,483,678	41,351,258

Auto Components — 1.2%
Lear Corp.	800,756	37,507,411

Automobiles — 0.4%
Tesla Motors, Inc.*(a)	364,921	12,359,874

Biotechnology — 3.3%
Alexion Pharmaceuticals, Inc.*	333,861	31,319,500
Biogen Idec, Inc.*	253,238	37,142,418
Gilead Sciences, Inc.*(a)	503,403	36,974,950

		105,436,868

Capital Markets — 3.4%
Goldman Sachs Group, Inc. (The)	267,715	34,149,725
Morgan Stanley	3,787,540	72,417,765

		106,567,490

Chemicals — 2.7%
Monsanto Co.	472,156	44,689,565
Mosaic Co. (The)	729,306	41,300,599

		85,990,164

Commercial Banks — 2.2%
PNC Financial Services Group, Inc.	515,210	30,041,895
Wells Fargo & Co.	1,202,108	41,088,052

		71,129,947

Communications Equipment — 1.8%
JDS Uniphase Corp.*	2,517,974	34,093,368
QUALCOMM, Inc.	385,354	23,899,655

		57,993,023

Computers & Peripherals — 4.4%
Apple, Inc.	201,587	107,451,919
EMC Corp.*(a)	1,234,121	31,223,261

		138,675,180

Consumer Finance — 0.7%
American Express Co.	389,203	22,371,388

Diversified Financial Services — 2.6%
Citigroup, Inc.	975,066	38,573,611
JPMorgan Chase & Co.	964,254	42,398,248

		80,971,859

Diversified Telecommunication Services — 0.9%
Vivendi SA (France)	1,213,113	27,435,846

Electronic Equipment & Instruments — 1.3%
Flextronics International Ltd. (Singapore)*	6,579,992	40,861,750

Energy Equipment & Services — 3.6%
Ensco PLC (Class A Stock) (United Kingdom)(a)	508,794	30,161,308
Halliburton Co.	887,495	30,787,202

COMMON STOCKS (continued)	Shares	Value (Note 2)
Energy Equipment & Services (continued)
National Oilwell Varco, Inc.	455,129	$31,108,067
Schlumberger Ltd. (Curacao)	318,012	22,035,052

		114,091,629

Food & Staples Retailing — 2.9%
CVS Caremark Corp.	677,821	32,772,645
Wal-Mart Stores, Inc.	307,490	20,980,043
Whole Foods Market, Inc.	404,404	36,934,217

		90,686,905

Food Products — 4.8%
Bunge Ltd. (Bermuda)	566,789	41,199,892
Mondelez International, Inc. (Class A Stock)	1,491,419	37,986,442
Smithfield Foods, Inc.*	1,592,743	34,355,467
Tyson Foods, Inc. (Class A Stock)	1,977,950	38,372,230

		151,914,031

Healthcare Providers & Services — 2.5%
Express Scripts Holding Co*	409,800	22,129,200
HCA Holdings, Inc.	867,683	26,177,996
UnitedHealth Group, Inc.	598,934	32,486,180

		80,793,376

Hotels, Restaurants & Leisure — 2.4%
Carnival Corp. (Panama)	599,264	22,034,937
Dunkin’ Brands Group, Inc.(a)	741,577	24,605,525
Yum! Brands, Inc.	441,802	29,335,653

		75,976,115

Independent Power Producers & Energy Traders — 1.3%
Calpine Corp.*	2,287,255	41,467,933

Insurance — 1.0%
MetLife, Inc.	973,474	32,066,234

Internet & Catalog Retail — 2.8%
Amazon.com, Inc.*	213,102	53,518,436
priceline.com, Inc.*	56,279	34,960,515

		88,478,951

Internet Software & Services — 5.3%
Facebook, Inc.*	1,588,332	42,297,281
Google, Inc. (Class A Stock)*	92,799	65,828,827
LinkedIn Corp. (Class A Stock)*(a)	301,164	34,579,650
Rackspace Hosting, Inc.*(a)	324,348	24,089,326

		166,795,084

IT Services — 3.8%
International Business Machines Corp.	218,676	41,887,388
MasterCard, Inc. (Class A Stock)(a)	161,025	79,108,362

		120,995,750

Media — 4.3%
Comcast Corp. (Class A Stock)	1,193,698	44,620,431
Liberty Global, Inc. (Class C Stock)*	721,120	42,365,800
Viacom, Inc. (Class B Stock)	315,414	16,634,935
Walt Disney Co. (The)	655,986	32,661,543

		136,282,709

SEE NOTES TO FINANCIAL STATEMENTS.

A57

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining — 1.8%
Goldcorp, Inc. (Canada)	672,583	$24,683,796
Kinross Gold Corp. (Canada)	3,483,872	33,863,236

		58,547,032

Oil, Gas & Consumable Fuels — 5.8%
Anadarko Petroleum Corp.	513,970	38,193,111
EOG Resources, Inc.	90,075	10,880,159
Marathon Oil Corp.	1,091,709	33,471,798
Noble Energy, Inc.	359,926	36,618,871
Occidental Petroleum Corp.	379,362	29,062,923
Suncor Energy, Inc. (Canada)	1,126,728	37,051,647

		185,278,509

Personal Products — 1.4%
Estee Lauder Cos., Inc. (The) (Class A Stock)	756,184	45,265,174

Pharmaceuticals — 6.5%
Allergan, Inc.	424,216	38,913,334
Novo Nordisk A/S, ADR (Denmark)	245,159	40,012,400
Pfizer, Inc.	1,536,323	38,530,981
Sanofi, ADR (France)	660,780	31,307,756
Shire PLC, ADR (United Kingdom)	324,917	29,950,849
Teva Pharmaceutical Industries Ltd., ADR (Israel)	746,194	27,862,884

		206,578,204

Road & Rail — 1.9%
Canadian Pacific Railway Ltd. (Canada)	263,476	26,774,431
Union Pacific Corp.	254,819	32,035,845

		58,810,276

Semiconductors & Semiconductor Equipment — 0.7%
Avago Technologies Ltd. (Singapore)	668,773	21,173,353

Software — 5.3%
CA, Inc.	842,908	18,527,118
Microsoft Corp.	1,776,300	47,480,499
Red Hat, Inc.*	464,349	24,591,923
salesforce.com, Inc.*(a)	228,274	38,372,859
VMware, Inc. (Class A Stock)*(a)	410,755	38,668,476

		167,640,875

Specialty Retail — 2.6%
Inditex SA ADR (Spain)(a)	1,466,538	41,840,329
TJX Cos., Inc. (The)	946,135	40,163,431

		82,003,760

Textiles, Apparel & Luxury Goods — 5.6%
Lululemon Athletica, Inc.*(a)	377,184	28,752,736
Michael Kors Holdings Ltd. (British Virgin Islands)*	728,278	37,164,026
NIKE, Inc. (Class B Stock)	814,176	42,011,482
Prada SpA (Italy)	3,828,153	37,197,310
Ralph Lauren Corp.	208,806	31,304,196

		176,429,750

COMMON STOCKS (continued)	Shares	Value (Note 2)
Wireless Telecommunication Services — 0.9%
MetroPCS Communications, Inc.	1,233,998	$12,265,940
NII Holdings, Inc.*	2,377,019	16,948,146

		29,214,086

TOTAL LONG-TERM INVESTMENTS (cost $2,373,225,479)		3,079,149,465

SHORT-TERM INVESTMENT — 9.7%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $308,253,710; includes $197,397,314 of cash collateral for securities on loan)(b)(w) (Note 4)	308,253,710	308,253,710

TOTAL INVESTMENTS — 106.9% (cost $2,681,479,189)		3,387,403,175
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.9)%		(218,574,675)

NET ASSETS — 100.0%		$3,168,828,500

The following abbreviation is used in the Portfolio description:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $197,305,063; cash collateral of $197,397,314 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A58

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

The following is a summary of the inputs used as of December 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$3,014,516,309	$64,633,156	$—
Affiliated Money Market Mutual Fund	308,253,710	—	—

Total	$3,322,770,019	$64,633,156	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2012 were as follows:

Affiliated Money Market Mutual Fund (6.2% represents investments purchased with collateral from securities on loan)	9.7%
Pharmaceuticals	6.5
Oil, Gas & Consumable Fuels	5.8
Textiles, Apparel & Luxury Goods	5.6
Software	5.3
Internet Software & Services	5.3
Food Products	4.8
Computers & Peripherals	4.4
Media	4.3
IT Services	3.8
Aerospace & Defense	3.8
Energy Equipment & Services	3.6
Capital Markets	3.4
Biotechnology	3.3
Food & Staples Retailing	2.9
Internet & Catalog Retail	2.8
Chemicals	2.7
Specialty Retail	2.6
Diversified Financial Services	2.6

Healthcare Providers & Services	2.5%
Hotels, Restaurants & Leisure	2.4
Commercial Banks	2.2
Road & Rail	1.9
Metals & Mining	1.8
Communications Equipment	1.8
Personal Products	1.4
Independent Power Producers & Energy Traders	1.3
Airlines	1.3
Electronic Equipment & Instruments	1.3
Auto Components	1.2
Insurance	1.0
Wireless Telecommunication Services	0.9
Diversified Telecommunication Services	0.9
Consumer Finance	0.7
Semiconductors & Semiconductor Equipment	0.7
Automobiles	0.4

106.9
Liabilities in excess of other assets	(6.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A59

EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

ASSETS
Investments at value, including securities on loan of $197,305,063:
Unaffiliated investments (cost $2,373,225,479)	$3,079,149,465
Affiliated investments (cost $308,253,710)	308,253,710
Receivable for investments sold	3,368,765
Dividends receivable	844,253
Tax reclaim receivable	65,707
Receivable for Series shares sold	12,028
Prepaid expenses	19,826

Total Assets	3,391,713,754

LIABILITIES
Collateral for securities on loan	197,397,314
Payable for investments purchased	23,679,235
Management fee payable	1,198,069
Payable for Series shares repurchased	355,072
Accrued expenses and other liabilities	252,948
Deferred trustees’ fees	990
Affiliated transfer agent fees payable	926
Distribution fee payable	381
Administrative payable	319

Total Liabilities	222,885,254

NET ASSETS	$3,168,828,500

Net assets were comprised of:
Paid-in capital	$2,624,096,149
Retained earnings	544,732,351

Net assets, December 31, 2012	$3,168,828,500

Class I:
Net asset value and redemption price per share, $3,167,012,809 / 118,127,213 outstanding shares of beneficial interest	$26.81

Class II:
Net asset value and redemption price per share, $1,815,691 / 67,006 outstanding shares of beneficial interest	$27.10

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

INVESTMENT INCOME
Unaffiliated dividend income (net of $746,913 foreign withholding tax)	$45,935,279
Affiliated income from securities lending, net	1,829,575
Affiliated dividend income	146,125

47,910,979

EXPENSES
Management fee	14,241,111
Distribution fee—Class II	4,735
Administration fee—Class II	2,841
Shareholders’ reports	305,000
Custodian’s fees and expenses	225,000
Trustees’ fees	42,000
Insurance expenses	35,000
Audit fee	23,000
Legal fees and expenses	17,000
Transfer agent’s fees and expenses (including affiliated expense of $5,600) (Note 4)	12,000
Commitment fee on syndicated credit agreement	4,000
Loan interest expense (Note 8)	14
Miscellaneous	21,806

Total expenses	14,933,507

NET INVESTMENT INCOME	32,977,472

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	160,094,550
Foreign currency transactions	(593)

160,093,957

Net change in unrealized appreciation (depreciation) on:
Investments	208,969,878
Foreign currencies	422

208,970,300

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	369,064,257

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$402,041,729

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$32,977,472	$18,821,831
Net realized gain on investment and foreign currency transactions	160,093,957	204,252,562
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	208,970,300	(327,809,092)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	402,041,729	(104,734,699)

DISTRIBUTIONS
Class I	(18,817,932)	(22,097,344)
Class II	(4,233)	(4,010)

TOTAL DISTRIBUTIONS	(18,822,165)	(22,101,354)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold	17,165,247	19,970,190
Series shares issued in reinvestment of distributions	18,822,165	22,101,354
Series shares repurchased	(249,839,713)	(242,019,698)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(213,852,301)	(199,948,154)

TOTAL INCREASE (DECREASE) IN NET ASSETS	169,367,263	(326,784,207)
NET ASSETS:
Beginning of year	2,999,461,237	3,326,245,444

End of year	$3,168,828,500	$2,999,461,237

SEE NOTES TO FINANCIAL STATEMENTS.

A60

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	December 31, 2012

LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS — 64.0%	Shares	Value (Note 2)
Aerospace & Defense — 1.2%
Alliant Techsystems, Inc.	26,900	$1,666,724
BAE Systems PLC (United Kingdom)	30,491	169,476
Esterline Technologies Corp.*	8,500	540,685
European Aeronautic Defence and Space Co. NV (Netherlands)	8,412	331,613
Exelis, Inc.	34,300	386,561
General Dynamics Corp.	207,700	14,387,379
Huntington Ingalls Industries, Inc.	21,100	914,474
Northrop Grumman Corp.	192,900	13,036,182
Raytheon Co.	67,000	3,856,520
Singapore Technologies Engineering Ltd. (Singapore)	44,000	138,873
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	122,100	2,072,037
Thales SA (France)	2,601	90,626
United Technologies Corp.	6,200	508,462

		38,099,612

Air Freight & Logistics — 0.5%
Deutsche Post AG (Germany)	8,384	184,663
United Parcel Service, Inc. (Class B Stock)	222,800	16,427,044

		16,611,707

Airlines — 0.1%
Alaska Air Group, Inc.*	20,600	887,654
Allegiant Travel Co.	12,600	924,966
Ryanair Holdings PLC (Ireland), ADR	7,700	263,956
Spirit Airlines, Inc.*	31,600	559,952

		2,636,528

Auto Components — 0.3%
Cie Generale des Etablissements Michelin (France) (Class B Stock)	3,616	346,483
Continental AG (Germany)	237	27,623
Delphi Automotive PLC*(a)	207,100	7,921,575
Lear Corp.	15,300	716,652
Toyoda Gosei Co. Ltd. (Japan)	4,700	95,536

		9,107,869

Automobiles — 0.4%
Bayerische Motoren Werke AG (Germany)	1,564	152,195
Daihatsu Motor Co. Ltd. (Japan)	1,000	19,923
Fiat SpA (Italy)*	16,091	81,057
Ford Motor Co.(a)	801,500	10,379,425
Fuji Heavy Industries Ltd. (Japan)	24,000	302,648
Isuzu Motors Ltd. (Japan)	12,000	71,609
Mazda Motor Corp. (Japan)*	12,000	24,628
Nissan Motor Co. Ltd. (Japan)	1,600	15,182
Suzuki Motor Corp. (Japan)	11,800	308,786
Thor Industries, Inc.	18,900	707,427
Toyota Motor Corp. (Japan)	7,900	368,900
Volkswagen AG (Germany)	138	29,938

		12,461,718

Beverages — 1.1%
Anheuser-Busch InBev NV (Belgium)	2,203	191,848

COMMON STOCKS (continued)	Shares	Value (Note 2)
Beverages (continued)
Asahi Breweries Ltd. (Japan)	1,800	$38,327
Coca-Cola Amatil Ltd. (Australia)	7,466	104,922
Coca-Cola Co. (The)	464,000	16,820,000
Coca-Cola Enterprises, Inc.	113,100	3,588,663
Diageo PLC (United Kingdom)	5,009	145,896
Heineken Holding NV (Netherlands)	5,131	282,528
Heineken NV (Netherlands)	1,755	117,662
PepsiCo, Inc.	216,620	14,823,307
SABMiller PLC (United Kingdom)	10,042	466,063

		36,579,216

Biotechnology — 1.5%
Actelion Ltd. (Switzerland)	873	41,774
Alexion Pharmaceuticals, Inc.*	19,500	1,829,295
Amgen, Inc.	172,508	14,890,891
Biogen Idec, Inc.*	82,600	12,114,942
Celgene Corp.*	226,400	17,822,208
CSL Ltd. (Australia)	2,383	134,538
United Therapeutics Corp.*(a)	19,800	1,057,716

		47,891,364

Building Products — 0.1%
Asahi Glass Co. Ltd. (Japan)	5,000	36,508
Lennox International, Inc.	79,700	4,185,844

		4,222,352

Capital Markets — 1.2%
Aberdeen Asset Management PLC (United Kingdom)	48,219	290,155
Bank of New York Mellon Corp. (The)(a)	25,600	657,920
BlackRock, Inc. (Class A Stock)	56,500	11,679,115
Deutsche Bank AG (Germany)	915	40,256
Goldman Sachs Group, Inc. (The)	167,600	21,379,056
Hargreaves Lansdown PLC (United Kingdom)	23,666	264,692
T. Rowe Price Group, Inc.	84,600	5,509,998

		39,821,192

Chemicals — 1.1%
Air Liquide SA (France)	200	25,268
Asahi Kasei Corp. (Japan)	6,000	35,478
BASF SE (Germany)	6,971	659,181
CF Industries Holdings, Inc.	64,300	13,063,188
Eastman Chemical Co.	22,600	1,537,930
Israel Chemicals Ltd. (Israel)	2,988	35,985
Koninklijke DSM NV (Netherlands)	3,867	235,678
Kuraray Co. Ltd. (Japan)	1,500	19,664
LSB Industries, Inc.*	29,800	1,055,516
Mosaic Co. (The)	104,600	5,923,498
Nitto Denko Corp. (Japan)	800	39,399
RPM International, Inc.	22,200	651,792
Sherwin-Williams Co. (The)	82,800	12,736,296
Syngenta AG (Switzerland)	822	332,077
Yara International ASA (Norway)	6,008	299,550

		36,650,500

Commercial Banks — 2.4%
Aozora Bank Ltd. (Japan)	84,000	258,277

SEE NOTES TO FINANCIAL STATEMENTS.

A61

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Banks (continued)
Australia & New Zealand Banking Group Ltd. (Australia)	3,576	$94,180
Banco Santander SA (Spain)	17,643	143,386
Bank Hapoalim BM (Israel)*	62,475	268,045
Bank of Yokohama Ltd. (The) (Japan)	6,000	27,898
Barclays PLC (United Kingdom)	71,618	311,109
BB&T Corp.	208,200	6,060,702
BNP Paribas SA (France)	2,401	136,690
Chiba Bank Ltd. (The) (Japan)	3,000	17,574
Commonwealth Bank of Australia (Australia)	4,365	284,278
DBS Group Holdings Ltd. (Singapore)	9,000	110,489
DNB ASA (Norway)	24,693	315,617
Fifth Third Bancorp	49,700	754,943
HSBC Holdings PLC (United Kingdom)	79,506	842,511
Huntington Bancshares, Inc.	529,900	3,386,061
Joyo Bank Ltd. (The) (Japan)	3,000	14,254
KeyCorp	707,500	5,957,150
Mitsubishi UFJ Financial Group, Inc. (Japan)	56,900	307,892
Mizuho Financial Group, Inc. (Japan)	187,000	342,862
National Australia Bank Ltd. (Australia)	5,184	136,356
Oversea-Chinese Banking Corp. Ltd. (Singapore)	12,000	96,696
PNC Financial Services Group, Inc.	88,200	5,142,942
Regions Financial Corp.	145,000	1,032,400
Resona Holdings, Inc. (Japan)	67,100	306,806
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	37,024	316,765
Sumitomo Mitsui Financial Group, Inc. (Japan)	13,300	483,346
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	88,000	310,051
Swedbank AB (Sweden) (Class A Stock)	17,283	339,531
U.S. Bancorp	623,132	19,902,836
Wells Fargo & Co.	875,512	29,925,000
Westpac Banking Corp. (Australia)	24,056	659,132

		78,285,779

Commercial Services & Supplies — 0.2%
ADT Corp. (The)	89,500	4,160,855
Babcock International Group PLC (United Kingdom)	1,040	16,417
Copart, Inc.*	44,300	1,306,850
Dai Nippon Printing Co. Ltd. (Japan)	2,000	15,683
Deluxe Corp.(a)	9,600	309,504
Secom Co. Ltd. (Japan)	1,000	50,382

		5,859,691

Communications Equipment — 1.7%
Brocade Communications Systems, Inc.*	211,800	1,128,894

COMMON STOCKS (continued)	Shares	Value (Note 2)
Communications Equipment (continued)
Cisco Systems, Inc.	1,393,800	$27,388,170
QUALCOMM, Inc.	422,800	26,222,056

		54,739,120

Computers & Peripherals — 3.4%
Apple, Inc.	138,600	73,877,958
Dell, Inc.	691,900	7,008,947
EMC Corp.*	327,400	8,283,220
Gemalto NV (France)	3,052	275,490
Hewlett-Packard Co.	1,116,800	15,914,400
NEC Corp. (Japan)*	142,000	299,526
NetApp, Inc.*	120,900	4,056,195
Toshiba Corp. (Japan)	19,000	75,206

		109,790,942

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	3,947	100,032
Chiyoda Corp. (Japan)	5,000	71,626
Eiffage SA (France)	2,421	108,476
Ferrovial SA (Spain)	19,134	284,837
Fluor Corp.	19,200	1,127,808
JGC Corp. (Japan)	1,000	31,161
Koninklijke Boskalis Westminster NV (Netherlands)	3,437	155,583
URS Corp.	36,500	1,432,990
Vinci SA (France)	2,134	102,747

		3,415,260

Construction Materials — 0.1%
Eagle Materials, Inc.(a)	37,200	2,176,200
Imerys SA (France)	1,016	65,165

		2,241,365

Consumer Finance — 0.6%
Discover Financial Services	273,600	10,547,280
Portfolio Recovery Associates, Inc.*	3,200	341,952
SLM Corp.	435,700	7,463,541

		18,352,773

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	5,714	48,293
Ball Corp.(a)	21,800	975,550
Greif, Inc. (Class A Stock)	4,900	218,050
Owens-Illinois, Inc.*	149,800	3,186,246

		4,428,139

Diversified Consumer Services — 0.1%
Apollo Group, Inc. (Class A Stock)*	97,900	2,048,068

Diversified Financial Services — 2.7%
Bank of America Corp.	1,690,882	19,614,231
Citigroup, Inc.	745,450	29,490,002
Groupe Bruxelles Lambert SA (Belgium)	2,188	174,508
Industrivarden AB (Sweden) (Class C Stock)	3,449	57,463
Investment AB Kinnevik (Sweden) (Class B Stock)	962	20,122
Investor AB (Sweden) (Class B Stock)	12,318	323,596

SEE NOTES TO FINANCIAL STATEMENTS.

A62

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Financial Services (continued)
JPMorgan Chase & Co.	854,094	$37,554,513
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	630	27,100
NASDAQ OMX Group, Inc. (The)	73,600	1,840,736
ORIX Corp. (Japan)	490	55,350

		89,157,621

Diversified Telecommunication Services — 1.7%
AT&T, Inc.	769,847	25,951,542
BT Group PLC (United Kingdom)	63,318	241,572
Deutsche Telekom AG (Germany)	35,615	405,404
France Telecom SA (France)	8,762	97,205
Nippon Telegraph & Telephone Corp. (Japan)	8,000	336,824
Telecom Italia SpA (Italy)	44,278	40,163
Telecom Italia SpA-RSP (Italy)	198,008	157,594
Telenor ASA (Norway)	3,265	66,481
Telstra Corp. Ltd. (Australia)	20,406	92,985
Verizon Communications, Inc.	672,088	29,081,248
Vivendi SA (France)	6,110	138,184

		56,609,202

Electric Utilities — 1.1%
American Electric Power Co., Inc.	71,700	3,060,156
Duke Energy Corp.	120,600	7,694,280
El Paso Electric Co.	28,800	919,008
Electricite de France SA (France)	8,206	152,062
Enel SpA (Italy)	53,918	224,272
Energias de Portugal SA (Portugal)	93,326	283,879
Entergy Corp.	106,000	6,757,500
Exelon Corp.	227,400	6,762,876
Iberdrola SA (Spain)	21,564	120,430
NV Energy, Inc.	158,500	2,875,190
Power Assets Holdings Ltd. (Hong Kong)	6,500	55,767
PPL Corp.	93,600	2,679,768
Red Electrica Corp. SA (Spain)	918	45,346
Southern Co.	79,200	3,390,552
SP AusNet (Australia)	15,884	18,459
Xcel Energy, Inc.	54,600	1,458,366

		36,497,911

Electrical Equipment — 0.6%
Alstom SA (France)	3,052	122,947
Babcock & Wilcox Co. (The)	106,700	2,795,540
Emerson Electric Co.	289,700	15,342,512
EnerSys, Inc.*	30,000	1,128,900
Hubbell, Inc. (Class B Stock)	13,000	1,100,190
Sumitomo Electric Industries Ltd. (Japan)	2,200	25,430

		20,515,519

Electronic Equipment, Instruments & Components — 0.2%
Avnet, Inc.*	84,800	2,595,728
FUJIFILM Holdings Corp. (Japan)	1,300	26,156
Hitachi Ltd. (Japan)	22,000	129,459
Ingram Micro, Inc. (Class A Stock)*	90,300	1,527,876
Jabil Circuit, Inc.	112,200	2,164,338
Keyence Corp. (Japan)	200	55,465
Kyocera Corp. (Japan)	700	63,466

		6,562,488

COMMON STOCKS (continued)	Shares	Value (Note 2)
Energy Equipment & Services — 0.7%
Aker Solutions ASA (Norway)	769	$15,925
Bristow Group, Inc.	9,600	515,136
Ensco PLC (Class A Stock)	147,000	8,714,160
Geospace Technologies Corp.*	7,100	630,977
Helix Energy Solutions Group, Inc.*	21,800	449,952
Helmerich & Payne, Inc.	8,200	459,282
Noble Corp.	48,800	1,699,216
Oil States International, Inc.*	22,800	1,631,112
Schlumberger Ltd.	110,300	7,642,687
Seadrill Ltd. (Norway)	4,240	156,210
Tidewater, Inc.	25,000	1,117,000
Transocean Ltd.	1,663	74,558
Unit Corp.*	15,100	680,255

		23,786,470

Food & Staples Retailing — 1.9%
Aeon Co. Ltd. (Japan)	2,800	32,000
Casino Guichard Perrachon SA (France)	511	48,945
Costco Wholesale Corp.	75,000	7,407,750
CVS Caremark Corp.	424,800	20,539,080
Delhaize Group SA (Belgium)	6,787	273,374
J Sainsbury PLC (United Kingdom)	50,220	284,128
Koninklijke Ahold NV (Netherlands)	11,529	154,593
Kroger Co. (The)	364,700	9,489,494
Lawson, Inc. (Japan)	300	20,351
Seven & I Holdings Co. Ltd. (Japan)	3,500	98,668
Wal-Mart Stores, Inc.	332,400	22,679,652
Wesfarmers Ltd. (Australia)	2,917	112,542
Woolworths Ltd. (Australia)	13,920	427,044

		61,567,621

Food Products — 1.3%
Ajinomoto Co., Inc. (Japan)	3,000	39,697
Archer-Daniels-Midland Co.	481,300	13,182,807
Associated British Foods PLC (United Kingdom)	808	20,643
Bunge Ltd.	12,000	872,280
Darling International, Inc.*	44,000	705,760
General Mills, Inc.	64,700	2,614,527
Ingredion, Inc.	63,000	4,059,090
Kraft Foods Group, Inc.	218,500	9,935,195
Nestle SA (Switzerland)	15,102	985,307
Suedzucker AG (Germany)	6,676	274,032
Tate & Lyle PLC (United Kingdom)	22,685	280,665
Tyson Foods, Inc. (Class A Stock)	490,400	9,513,760
Unilever NV (Netherlands)	7,636	292,182

		42,775,945

Gas Utilities
Enagas (Spain)	12,616	270,287
Gas Natural SDG SA (Spain)	3,634	65,512
Tokyo Gas Co. Ltd. (Japan)	8,000	36,552
UGI Corp.	15,900	520,089

		892,440

Healthcare Equipment & Supplies — 2.2%
Abbott Laboratories	393,100	25,748,050
C.R. Bard, Inc.	19,800	1,935,252
CareFusion Corp.*	103,200	2,949,456

SEE NOTES TO FINANCIAL STATEMENTS.

A63

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

COMMON STOCKS (continued)	Shares	Value (Note 2)
Healthcare Equipment & Supplies (continued)
Coloplast A/S (Denmark) (Class B Stock)	472	$23,147
Covidien PLC	145,200	8,383,848
Elekta AB (Sweden) (Class B Stock)	1,739	27,115
Hill-Rom Holdings, Inc.	15,400	438,900
Intuitive Surgical, Inc.*	18,200	8,924,734
Medtronic, Inc.	277,100	11,366,642
St. Jude Medical, Inc.	94,000	3,397,160
Stryker Corp.	130,900	7,175,938

		70,370,242

Healthcare Providers & Services — 1.1%
Fresenius SE & Co. KGaA (Germany)	348	40,044
Humana, Inc.	119,500	8,201,285
McKesson Corp.	10,500	1,018,080
Ramsay Health Care Ltd. (Australia)	3,315	94,552
UnitedHealth Group, Inc.	410,500	22,265,520
WellPoint, Inc.	72,600	4,422,792

		36,042,273

Hotels, Restaurants & Leisure — 0.8%
Galaxy Entertainment Group Ltd. (Hong Kong)*	77,000	308,753
International Game Technology	160,400	2,272,868
Marriott International, Inc. (Class A Stock)	88,200	3,287,214
McDonald’s Corp.	170,100	15,004,521
Oriental Land Co. Ltd. (Japan)	2,300	278,540
Panera Bread Co. (Class A Stock)*(a)	31,600	5,019,028
SJM Holdings Ltd. (Hong Kong)	9,000	21,241
Tatts Group Ltd. (Australia)	6,511	20,508
TUI Travel PLC (United Kingdom)	57,350	266,120
Whitbread PLC (United Kingdom)	1,015	40,788

		26,519,581

Household Durables — 0.5%
La-Z-Boy, Inc.	14,100	199,515
PulteGroup, Inc.*	183,300	3,328,728
Sekisui House Ltd. (Japan)	2,000	21,899
Sony Corp. (Japan)	4,700	52,713
Tempur-Pedic International, Inc.*(a)	58,700	1,848,463
Tupperware Brands Corp.	40,300	2,583,230
Whirlpool Corp.	64,900	6,603,575

		14,638,123

Household Products — 1.4%
Colgate-Palmolive Co.	72,600	7,589,604
Procter & Gamble Co. (The)	531,805	36,104,241
Reckitt Benckiser Group PLC (United Kingdom)	5,761	365,708
Svenska Cellulosa AB (Sweden) (Class B Stock)	2,646	57,531

		44,117,084

Independent Power Producers & Energy Traders — 0.3%
AES Corp.	920,300	9,847,210

Industrial Conglomerates — 1.2%
General Electric Co.	1,775,200	37,261,448

COMMON STOCKS (continued)	Shares	Value (Note 2)
Industrial Conglomerates (continued)
Hutchison Whampoa Ltd. (Hong Kong)	24,000	$254,327
Keppel Corp. Ltd. (Singapore)	4,000	36,526
Koninklijke Philips Electronics NV (Netherlands)	8,145	215,682
Siemens AG (Germany)	578	63,205

		37,831,188

Insurance — 2.1%
ACE Ltd.	59,300	4,732,140
Aegon NV (Netherlands)	48,256	311,727
Aflac, Inc.	98,900	5,253,568
Ageas (Belgium)	1,090	32,207
AIA Group Ltd. (Hong Kong)	6,200	24,591
Allianz SE (Germany)	2,593	361,458
Allied World Assurance Co. Holdings AG	10,400	819,520
American International Group, Inc.*	361,100	12,746,830
AXA SA (France)	11,364	204,051
Berkshire Hathaway, Inc. (Class B Stock)*	147,100	13,194,870
Chubb Corp. (The)	88,200	6,643,224
Genworth Financial, Inc. (Class A Stock)*	585,100	4,394,101
Hannover Rueckversicherung AG (Germany)	3,578	280,244
Insurance Australia Group Ltd. (Australia)	9,931	48,914
Legal & General Group PLC (United Kingdom)	136,399	327,068
Loews Corp.	12,900	525,675
Marsh & McLennan Cos., Inc.	54,100	1,864,827
MetLife, Inc.	384,500	12,665,430
Muenchener Rueckversicherungs AG (Germany)	2,258	407,634
Primerica, Inc.	13,900	417,139
ProAssurance Corp.	24,200	1,020,998
Sampo OYJ (Finland) (Class A Stock)	2,193	71,022
Standard Life PLC (United Kingdom)	57,808	316,006
Swiss Life Holding AG (Switzerland)	672	89,696
Swiss Re AG (Switzerland)	5,148	373,224
Symetra Financial Corp.	61,800	802,164
Unum Group	22,400	466,368

		68,394,696

Internet & Catalog Retail — 0.2%
Amazon.com, Inc.*	2,200	552,508
Expedia, Inc.	63,100	3,877,495
HSN, Inc.	48,500	2,671,380

		7,101,383

Internet Software & Services — 0.9%
Akamai Technologies, Inc.*	137,100	5,608,761
Dena Co. Ltd. (Japan)	500	16,402
Dice Holdings, Inc.*	23,900	219,402
eBay, Inc.*	4,500	229,590
Google, Inc. (Class A Stock)*	23,800	16,883,006
IAC/InterActiveCorp	32,500	1,537,250

SEE NOTES TO FINANCIAL STATEMENTS.

A64

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

COMMON STOCKS (continued)	Shares	Value (Note 2)
Internet Software & Services (continued)
Yahoo Japan Corp. (Japan)	434	$140,527
Yahoo!, Inc.*	287,600	5,723,240

		30,358,178

IT Services — 1.9%
Accenture PLC (Class A Stock)	250,800	16,678,200
Amadeus IT Holding SA (Spain) (Class A Stock)	910	22,997
Broadridge Financial Solutions, Inc.	19,900	455,312
Cap Gemini SA (France)	6,355	277,890
Cognizant Technology Solutions Corp. (Class A Stock)*	40,100	2,969,405
CoreLogic, Inc.*	124,600	3,354,232
Global Payments, Inc.	35,400	1,603,620
International Business Machines Corp.	119,700	22,928,535
Lender Processing Services, Inc.	135,900	3,345,858
Otsuka Corp. (Japan)	1,900	143,755
SAIC, Inc.(a)	278,200	3,149,224
Total System Services, Inc.	135,100	2,893,842
Unisys Corp.*	44,000	761,200
Visa, Inc. (Class A Stock)	32,600	4,941,508

		63,525,578

Leisure Equipment & Products — 0.2%
Namco Bandai Holdings, Inc. (Japan)	20,600	267,021
Polaris Industries, Inc.	68,600	5,772,690
Smith & Wesson Holding Corp.*(a)	205,300	1,732,732

		7,772,443

Life Sciences Tools & Services — 0.6%
Bruker Corp.*	31,300	477,951
Life Technologies Corp.*	135,400	6,645,432
Thermo Fisher Scientific, Inc.	200,900	12,813,402

		19,936,785

Machinery — 0.8%
AGCO Corp.*	20,800	1,021,696
Deere & Co.	69,200	5,980,264
Fiat Industrial SpA (Italy)	27,401	300,196
GEA Group AG (Germany)	576	18,729
Hino Motors Ltd. (Japan)	31,000	280,203
Ingersoll-Rand PLC	133,500	6,402,660
Kone OYJ (Finland) (Class B Stock)	4,148	306,787
Kubota Corp. (Japan)	5,000	57,487
Makita Corp. (Japan)	500	23,227
Middleby Corp.*	1,700	217,957
Mitsubishi Heavy Industries Ltd. (Japan)	14,000	67,721
Mueller Industries, Inc.	16,800	840,504
Nordson Corp.	8,400	530,208
Oshkosh Corp.*	141,600	4,198,440
Timken Co.	65,500	3,132,865
Valmont Industries, Inc.	12,100	1,652,255

		25,031,199

Marine
Matson, Inc.	36,100	892,392

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media — 1.8%
Belo Corp. (Class A Stock)	87,500	$671,125
British Sky Broadcasting Group PLC (United Kingdom)	5,010	63,189
CBS Corp. (Class B Stock)	112,300	4,273,015
Cinemark Holdings, Inc.	13,800	358,524
Comcast Corp. (Class A Stock)	519,373	19,414,163
DIRECTV*	321,800	16,141,488
Gannett Co., Inc.	60,100	1,082,401
Hakuhodo DY Holdings, Inc. (Japan)	1,600	103,538
ITV PLC (United Kingdom)	170,250	295,345
News Corp. (Class A Stock)	118,800	3,034,152
Viacom, Inc. (Class B Stock)	19,500	1,028,430
Walt Disney Co. (The)	244,200	12,158,718

		58,624,088

Metals & Mining — 1.0%
Alcoa, Inc.	680,000	5,902,400
Anglo American PLC (United Kingdom)	1,720	54,220
BHP Billiton Ltd. (Australia)	15,084	588,888
BHP Billiton PLC (United Kingdom)	8,566	302,154
Boliden AB (Sweden)	5,139	97,646
Coeur d’Alene Mines Corp.*	125,500	3,087,300
Evraz PLC (United Kingdom)	24,132	103,568
Fortescue Metals Group Ltd. (Australia)(a)	59,050	294,273
Freeport-McMoRan Copper & Gold, Inc.	338,500	11,576,700
Fresnillo PLC (United Kingdom)	1,198	36,745
Iluka Resources Ltd. (Australia)(a)	3,964	38,308
JFE Holdings, Inc. (Japan)	1,000	18,847
Kazakhmys PLC (United Kingdom)	21,213	274,173
Newcrest Mining Ltd. (Australia)	5,663	132,473
OZ Minerals Ltd. (Australia)	38,058	270,273
Reliance Steel & Aluminum Co.	56,500	3,508,650
Rio Tinto Ltd. (Australia)	2,029	142,658
Rio Tinto PLC (United Kingdom)	6,804	396,850
Southern Copper Corp.	123,500	4,675,710
Sumitomo Metal Mining Co. Ltd. (Japan)	2,000	28,232
Worthington Industries, Inc.	53,100	1,380,069

		32,910,137

Multiline Retail — 0.8%
Dillard’s, Inc. (Class A Stock)	64,600	5,411,542
Dollar General Corp.*	31,600	1,393,244
Dollar Tree, Inc.*	168,700	6,842,472
Macy’s, Inc.	275,300	10,742,206
Next PLC (United Kingdom)	4,979	302,239
Target Corp.	48,200	2,851,994

		27,543,697

Multi-Utilities — 0.6%
Alliant Energy Corp.	33,600	1,475,376
Ameren Corp.	133,900	4,113,408
Avista Corp.	12,800	308,608
Consolidated Edison, Inc.	85,200	4,732,008
GDF Suez (France)	18,480	380,618
National Grid PLC (United Kingdom)	39,562	453,755

SEE NOTES TO FINANCIAL STATEMENTS.

A65

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

COMMON STOCKS (continued)	Shares	Value (Note 2)
Multi-Utilities (continued)
PG&E Corp.	40,100	$1,611,218
Public Service Enterprise Group, Inc.	245,400	7,509,240

		20,584,231

Office Electronics
Konica Minolta Holdings, Inc. (Japan)	2,000	14,393
Ricoh Co. Ltd. (Japan)	3,000	31,843

		46,236

Oil, Gas & Consumable Fuels — 6.3%
Apache Corp.	193,100	15,158,350
BP PLC (United Kingdom)	94,718	658,569
Cabot Oil & Gas Corp.	196,800	9,788,832
Chevron Corp.	398,156	43,056,590
ConocoPhillips	360,734	20,918,965
ENI SpA (Italy)	22,363	547,841
Exxon Mobil Corp.	751,116	65,009,090
Hess Corp.	70,500	3,733,680
Inpex Corp. (Japan)	10	53,483
JX Holdings, Inc. (Japan)	6,400	36,133
Marathon Petroleum Corp.	141,900	8,939,700
Occidental Petroleum Corp.	208,100	15,942,541
OMV AG (Austria)	7,615	275,939
Phillips 66	175,000	9,292,500
Repsol SA (Spain)	2,311	47,174
Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	24,784	860,261
Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	19,506	695,906
Statoil ASA (Norway)	2,805	70,699
Tesoro Corp.	75,700	3,334,585
Total SA (France)	10,657	554,518
Williams Cos., Inc. (The)	227,800	7,458,172

		206,433,528

Paper & Forest Products
Schweitzer-Mauduit International, Inc.	8,400	327,852
Stora Enso OYJ (Finland) (Class R Stock)	39,140	273,958

		601,810

Personal Products
Herbalife Ltd.(a)	24,200	797,148
Kao Corp. (Japan)	1,500	39,086

		836,234

Pharmaceuticals — 2.8%
Astellas Pharma, Inc. (Japan)	2,100	94,419
AstraZeneca PLC (United Kingdom)	11,194	530,483
Bayer AG (Germany)	3,555	339,013
Eli Lilly & Co.	140,200	6,914,664
Endo Health Solutions, Inc.*	112,400	2,952,748
GlaxoSmithKline PLC (United Kingdom)	14,433	314,241
Johnson & Johnson(a)	345,098	24,191,370
Merck & Co., Inc.	285,200	11,676,088
Novartis AG (Switzerland)	10,799	682,208

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Novo Nordisk A/S (Denmark) (Class B Stock)	1,905	$310,204
Orion OYJ (Finland) (Class B Stock)	6,965	205,071
Otsuka Holdings Co. Ltd. (Japan)	1,700	47,891
Pfizer, Inc.	1,509,397	37,855,677
Roche Holding AG (Switzerland)	4,539	917,701
Sanofi (France)	8,401	796,670
Teva Pharmaceutical Industries Ltd. (Israel)	11,101	412,508
Warner Chilcott PLC (Class A Stock)	123,400	1,485,736
Watson Pharmaceuticals, Inc.*	13,300	1,143,800

		90,870,492

Professional Services — 0.2%
Capita Group PLC (The) (United Kingdom)	6,844	84,571
Equifax, Inc.	114,000	6,169,680
Experian PLC (United Kingdom)	2,969	47,851

		6,302,102

Real Estate Investment Trusts — 1.2%
American Capital Agency Corp.	173,300	5,015,302
American Tower Corp.	68,800	5,316,176
Ascendas Real Estate Investment Trust (Singapore)	140,000	273,969
Camden Property Trust	32,100	2,189,541
CommonWealth REIT	83,700	1,325,808
DiamondRock Hospitality Co.	119,600	1,076,400
General Growth Properties, Inc.	157,800	3,132,330
GPT Group (Australia)	21,177	81,514
HCP, Inc.	122,100	5,516,478
Hospitality Properties Trust	157,900	3,698,018
Link REIT (The) (Hong Kong)	62,000	310,503
Resource Capital Corp.	54,100	302,960
RLJ Lodging Trust	43,000	832,910
Simon Property Group, Inc.	40,500	6,402,645
Vornado Realty Trust	55,000	4,404,400
Westfield Retail Trust (Australia)	12,158	38,358
Winthrop Realty Trust	31,300	345,865

		40,263,177

Real Estate Management & Development — 0.2%
Cheung Kong Holdings Ltd. (Hong Kong)	6,000	93,357
Daiwa House Industry Co. Ltd. (Japan)	2,000	34,386
Henderson Land Development Co. Ltd. (Hong Kong)	4,000	28,637
Hysan Development Co. Ltd. (Hong Kong)	3,000	14,589
Jones Lang LaSalle, Inc.	38,700	3,248,478
Keppel Land Ltd. (Singapore)	82,000	274,639
Lend Lease Group (Australia)	22,132	216,137
New World Development Co. Ltd. (Hong Kong)	17,000	26,914
Sino Land Co. Ltd. (Hong Kong)	62,000	113,531
Sun Hung Kai Properties Ltd. (Hong Kong)	17,000	257,809
Swire Properties Ltd. (Hong Kong)	83,000	279,545

SEE NOTES TO FINANCIAL STATEMENTS.

A66

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Management & Development (continued)
Wharf Holdings Ltd. (Hong Kong)	28,000	$223,152
Wheelock & Co. Ltd. (Hong Kong)	4,000	20,404

		4,831,578

Road & Rail — 1.0%
Aurizon Holdings Ltd. (Australia)	8,544	33,598
Central Japan Railway Co. (Japan)	3,800	308,406
ComfortDelGro Corp. Ltd. (Singapore)	43,000	63,258
CSX Corp.	553,100	10,912,663
DSV A/S (Denmark)	1,703	44,061
East Japan Railway Co. (Japan)	5,500	355,653
Hankyu Hanshin Holdings, Inc. (Japan)	5,000	25,852
MTR Corp. Ltd. (Hong Kong)	6,500	25,756
Norfolk Southern Corp.	156,800	9,696,512
Odakyu Electric Railway Co. Ltd. (Japan)	3,000	31,213
Tokyu Corp. (Japan)	5,000	28,169
Union Pacific Corp.	85,000	10,686,200
West Japan Railway Co. (Japan)	2,400	94,552

		32,305,893

Semiconductors & Semiconductor Equipment — 1.1%
ARM Holdings PLC (United Kingdom)	27,043	341,521
Intel Corp.	1,095,600	22,602,228
Kulicke & Soffa Industries, Inc.*	86,400	1,035,936
LSI Corp.*	809,200	5,729,136
NVIDIA Corp.	506,700	6,227,343
Silicon Laboratories, Inc.*	9,500	397,195

		36,333,359

Software — 2.7%
BMC Software, Inc.*	65,600	2,601,696
CA, Inc.	80,200	1,762,796
Dassault Systemes SA (France)	1,207	134,952
Intuit, Inc.	149,400	8,889,300
Microsoft Corp.	1,404,000	37,528,920
Oracle Corp.	1,047,300	34,896,036
SAP AG (Germany)	2,705	217,518
Symantec Corp.*	45,400	853,974

		86,885,192

Specialty Retail — 1.8%
ABC-Mart, Inc. (Japan)	1,100	47,889
Bed Bath & Beyond, Inc.*	39,500	2,208,445
Best Buy Co., Inc.(a)	28,200	334,170
Express, Inc.*(a)	47,900	722,811
Finish Line, Inc. (The) (Class A Stock)	41,800	791,274
Foot Locker, Inc.	19,300	619,916
Gap, Inc. (The)	347,300	10,780,192
Home Depot, Inc. (The)	260,350	16,102,647
Inditex SA (Spain)	2,413	339,044
PetSmart, Inc.	36,600	2,501,244
Ross Stores, Inc.	172,200	9,324,630
Select Comfort Corp.*	7,900	206,743
TJX Cos., Inc.	372,600	15,816,870

		59,795,875

COMMON STOCKS (continued)	Shares	Value (Note 2)
Textiles, Apparel & Luxury Goods — 0.9%
Adidas AG (Germany)	360	$32,130
Carter’s, Inc.*	42,100	2,342,865
Christian Dior SA (France)	90	15,341
Cie Financiere Richemont SA (Switzerland)	5,708	448,052
Coach, Inc.	160,400	8,903,804
NIKE, Inc. (Class B Stock)	327,400	16,893,840
VF Corp.	2,900	437,813

		29,073,845

Tobacco — 0.7%
Altria Group, Inc.	260,500	8,184,910
British American Tobacco PLC (United Kingdom)	2,802	142,440
Imperial Tobacco Group PLC (United Kingdom)	3,328	129,032
Japan Tobacco, Inc. (Japan)	13,300	375,717
Lorillard, Inc.	9,700	1,131,699
Philip Morris International, Inc.	152,600	12,763,464
Reynolds American, Inc.(a)	33,300	1,379,619

		24,106,881

Trading Companies & Distributors — 0.1%
Applied Industrial Technologies, Inc.	8,800	369,688
DXP Enterprises, Inc.*	5,700	279,699
ITOCHU Corp. (Japan)	30,800	325,528
Marubeni Corp. (Japan)	43,000	308,536
Sumitomo Corp. (Japan)	5,100	65,432
Toyota Tsusho Corp. (Japan)	11,600	286,320
W.W. Grainger, Inc.	6,900	1,396,353
Wolseley PLC (United Kingdom)	2,976	142,309

		3,173,865

Water Utilities — 0.2%
American Water Works Co., Inc.	143,200	5,317,016

Wireless Telecommunication Services
KDDI Corp. (Japan)	4,800	339,347
Millicom International Cellular SA (Luxembourg)	292	25,346
NTT DoCoMo, Inc. (Japan)	23	33,155
Softbank Corp. (Japan)	4,200	153,893
Vodafone Group PLC (United Kingdom)	90,143	226,915

		778,656

TOTAL COMMON STOCKS (cost $1,686,577,839)		2,091,604,659

EXCHANGE TRADED FUND — 0.1%
iShares MSCI EAFE Index Fund (cost $1,652,017)	30,600	1,738,692

PREFERRED STOCKS
Automobiles
Volkswagen AG (Germany)	961	220,502

Banking
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(b)	22,000	613,800

SEE NOTES TO FINANCIAL STATEMENTS.

A67

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

PREFERRED STOCKS (continued)				Shares	Value (Note 2)
Media
ProSiebenSat.1 Media AG (Germany)				9,220	$262,622

TOTAL PREFERRED STOCKS (cost $987,183)					1,096,924

				Units
RIGHTS
Oil, Gas & Consumable Fuels
Repsol SA (Spain)* (cost $0)				2,311	1,409

	Moody’s Ratings§† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.1%
Non-Residential Mortgage-Backed Securities — 1.9%
AIMCO (Cayman Islands), Ser. 2005-AA, Class A1B, 144A(b)	Aaa	0.569%	10/20/19	$2,557	2,490,234
American Express Credit Account Master Trust, Ser. 2012-4, Class C, 144A(b)	AA-(c)	1.009%	05/15/20	3,900	3,900,651
ARES CLO Funds (Cayman Islands), Ser. 2011-16A, Class A, 144A(b)	Aaa	1.911%	05/17/21	500	501,499
ARES Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Ser. 2005-2A, Class A2, 144A(b)	Aaa	0.574%	01/26/20	1,622	1,587,278
BA Credit Card Trust, Ser. 2006-C5, Class C5(b)	A3	0.609%	01/15/16	3,209	3,209,584
Bank One Issuance Trust, Ser. 2003-C3, Class C3	Baa2	4.770%	02/16/16	5,200	5,292,784
Battalion CLO Ltd. (Cayman Islands), Ser. 2012-2A, Class A1, 144A(b)	AAA(c)	1.537%	11/15/19	2,500	2,490,817
BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(b)	Aaa	0.562%	05/25/17	621	614,601
Cent CDO XI Ltd. (Cayman Islands), Ser. 2006-11A, Class A1, 144A(b)	Aaa	0.575%	04/25/19	2,279	2,227,530
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(b)	Aaa	0.563%	08/03/19	404	395,834
Citibank Credit Card Issuance Trust, Ser. 2005-C2, Class C2(b)	Baa2	0.681%	03/24/17	2,200	2,183,306
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(b)	Baa2	0.611%	02/20/15	1,350	1,349,977
Four Corners CLO (Cayman Islands), Ser. 2006-3A, Class A, 144A(b)	Aaa	0.569%	07/22/20	959	942,219
Fraser Sullivan CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class B, 144A(b)	Aa1	0.778%	03/15/20	1,000	957,753
GE Capital Credit Card Master Note Trust, Ser. 2011-2, Class B(b)	A2	1.209%	05/15/19	8,345	8,409,565
GE Capital Credit Card Master Note Trust, Ser. 2012-4, Class B(b)	A2	1.059%	06/15/18	5,500	5,529,249
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(b)	Aaa	0.600%	12/15/17	230	229,649
Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(b)	Aaa	0.700%	07/15/16	7	6,900
Lafayette CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class A, 144A(b)	AAA(c)	1.751%	09/06/22	1,863	1,861,623
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(b)	Aaa	0.561%	10/19/20	677	664,152
LCM LP (Cayman Islands), Ser. 2004-2A, Class A, 144A(b)	Aaa	0.639%	10/22/16	225	224,377
LCM LP (Cayman Islands), Ser. 2005-3A, Class A, 144A(b)	Aaa	0.571%	06/01/17	1,651	1,625,159

SEE NOTES TO FINANCIAL STATEMENTS.

A68

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

ASSET-BACKED SECURITIES (continued)	Moody’s Ratings§† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
Lightpoint CLO Ltd. (Cayman Islands), Ser. 2005-3A, Class A1A, 144A(b)	Aaa	0.568%	09/15/17	$1,192	$1,172,265
Marine Park CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class A1A, 144A(b)	Aaa	2.003%	05/18/23	1,350	1,353,993
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A(b)	Aaa	0.558%	03/15/18	381	368,675
OCP CLO Ltd. (Cayman Islands), Ser. 2012-2A, Class A2, 144A(b)	Aaa	1.791%	11/22/23	1,200	1,201,540
OCP CLO Ltd. (Cayman Islands), Ser. 2012-2A, Class B, 144A(b)	AA(c)	2.511%	11/22/23	1,200	1,186,307
Slater Mill Loan Fund LP (Cayman Islands), Ser. 2012-1A, Class B, 144A(b)	AA(c)	2.961%	08/17/22	500	501,391
Sound Point CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class B, 144A(b)	AA(c)	3.084%	10/20/23	1,100	1,118,372
Stanfield Azure CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class A1L, 144A(b)	Aaa	0.572%	05/27/20	2,572	2,512,043
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.250%	02/20/21	107	107,465
SVO VOI Mortgage Corp., Ser. 2012-AA, Class A, 144A	A+(c)	2.000%	09/20/29	2,151	2,150,820
Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A(b)	Aaa	0.563%	11/01/18	2,400	2,368,805

					60,736,417

Residential Mortgage-Backed Securities — 0.2%
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(b)	B2	1.860%	03/25/33	339	256,920
Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3(b)	B3	4.853%	07/25/35	302	257,134
Equity One ABS, Inc., Ser. 2004-3, Class M1(d)	Ba1	5.330%	07/25/34	559	467,428
GSAMP Trust, Ser. 2004-HE2, Class A3C(b)	Aaa	0.790%	09/25/34	674	655,571
HSBC Home Equity Loan Trust, Ser. 2005-2, Class M2(b)	Aa1	0.701%	01/20/35	265	252,333
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(b)	B1	0.740%	06/25/34	926	792,932
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1(b)	Ba2	1.410%	05/25/33	554	521,090
Morgan Stanley ABS Capital I, Ser. 2004-HE5, Class M1(b)	B3	1.155%	06/25/34	1,112	1,024,277
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(b)	Baa2	1.260%	12/27/33	1,017	963,523
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(b)	Caa3	1.110%	07/25/32	591	502,446
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(b)	B2	1.485%	09/25/32	615	553,413
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M1(b)	Ba3	0.975%	02/25/34	987	888,019
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3(b)	Ca	0.460%	05/25/36	1,078	549,205

					7,684,291

TOTAL ASSET-BACKED SECURITIES (cost $68,548,965)					68,420,708

BANK LOANS(b) — 0.4%
Automotive
Schaeffler AG (Germany)	Ba3	6.000%	01/27/17	750	757,032

Chemicals — 0.1%
Ashland, Inc.	Baa3	2.312%	08/23/16	1,678	1,679,729

SEE NOTES TO FINANCIAL STATEMENTS.

A69

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

BANK LOANS(b) (continued)	Moody’s Ratings§† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Foods — 0.1%
Del Monte Foods Co.	Ba3	4.500%	03/08/18	$1,098	$1,098,694

Gaming
Scientific Games Corp.	Ba1	3.210%	06/30/15	645	643,569

Healthcare & Pharmaceutical — 0.1%
Community Health Systems, Inc.	Ba3	2.811%	10/25/16	491	489,414
HCA, Inc.	Ba3	3.462%	05/01/18	370	370,232
HCA, Inc.	Ba3	3.561%	03/31/17	886	887,996
RPI Finance Trust	Baa2	4.000%	11/09/18	1,076	1,085,629
Universal Health Services, Inc.	Ba2	2.060%	08/15/16	1,093	1,093,125

					3,926,396

Pipelines & Other
Energy Transfer Equity LP	Ba2	3.750%	03/23/17	900	906,047

Technology — 0.1%
First Data Corp.	B1	4.211%	03/26/18	2,134	2,029,889
First Data Corp.	B1	5.211%	03/24/17	162	158,972
Flextronics International Ltd. (Singapore)	Ba1	0.381%	10/01/14	533	532,439
Flextronics International Ltd. (Singapore)	Ba1	2.462%	10/01/14	153	152,999
Sensata Technologies, Inc.	Ba2	3.750%	05/12/18	434	435,634

					3,309,933

TOTAL BANK LOANS (cost $12,308,122)					12,321,400

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	Caa2	6.000%	01/25/36	2,569	1,986,071
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(b)	B2	3.002%	02/25/35	579	560,808
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(b)	Caa1	2.770%	03/25/35	450	417,778
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(b)	B2	3.038%	02/25/37	1,238	1,233,710
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Ba3	5.250%	09/25/19	509	520,211
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(b)	B1	2.991%	07/25/35	820	822,602
MASTR Alternative Loans Trust, Ser. 2004-4, Class 4A1	Baa1	5.000%	04/25/19	169	173,952
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(b)	Baa3	2.775%	02/25/34	525	529,696
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	CCC(c)	5.000%	03/25/20	212	214,723

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $6,839,965)					6,459,551

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.3%
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	2,268	2,292,883
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	3,700	3,735,509
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(b)	Aaa	5.685%	06/10/49	830	829,563
Banc of America Commercial Mortgage Inc., Ser. 2007-5, Class A3	AAA(c)	5.620%	02/10/51	1,920	2,024,728
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2006-6, Class A3	Aaa	5.369%	10/10/45	3,900	4,248,040
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2007-2, Class A3(b)	AAA(c)	5.598%	04/10/49	1,500	1,667,119

SEE NOTES TO FINANCIAL STATEMENTS.

A70

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings§† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2005-PW10, Class A4	AAA(c)	5.405%	12/11/40	$2,000	$2,227,288
Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Class A4(b)	Aaa	5.702%	12/10/49	1,000	1,178,161
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A4(b)	Aaa	5.304%	01/15/46	1,200	1,343,971
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD3, Class A5	Aaa	5.617%	10/15/48	580	666,618
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A	AA-(c)	5.440%	09/15/30	426	431,782
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A4(b)	AAA(c)	5.748%	06/10/46	5,450	6,189,565
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	334	335,826
Commercial Mortgage Pass-Through Certificates, Ser. 2012-CR3, Class A2	Aaa	1.765%	10/15/45	3,100	3,184,456
Commercial Mortgage Pass-Through Certificates, Ser. 2012-CR5, Class A3	Aaa	2.540%	12/10/45	1,000	999,362
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C3, Class A4	Aaa	4.835%	07/15/36	282	286,732
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aa2	4.832%	04/15/37	1,900	2,042,443
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(b)	AAA(c)	5.409%	02/15/39	2,700	3,046,405
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class AM(b)	AAA(c)	5.409%	02/15/39	640	708,477
CW Capital Cobalt Ltd., Ser. 2006-C1, Class A4	AA+(c)	5.223%	08/15/48	1,230	1,394,286
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(b)	AAA(c)	5.803%	05/15/46	1,231	1,311,127
FHLMC Multifamily Structured Pass-Through Certificates, I/O, Ser. K020, Class X1(b)	AA+(c)	1.479%	05/25/22	25,947	2,767,440
FHLMC Multifamily Structured Pass-Through Certificates, I/O, Ser. K021, Class X1(b)	AA+(c)	1.516%	06/25/22	7,297	811,171
FHLMC Multifamily Structured Pass-Through Certificates, I/O, Ser. K501, Class X1A(b)	AA+(c)	1.755%	08/25/16	7,826	366,354
FHLMC Multifamily Structured Pass-Through Certificates, I/O, Ser. K710, Class X1(b)	AA+(c)	1.785%	05/25/19	19,971	1,904,509
FHLMC Multifamily Structured Pass-Through Certificates, I/O, Ser. K711, Class X1(b)	AA+(c)	1.712%	07/25/19	20,995	1,951,461
GE Capital Commercial Mortgage Corp., Ser. 2005-C4, Class A4(b)	Aaa	5.307%	11/10/45	2,585	2,890,974
GE Capital Commercial Mortgage Corp., Ser. 2006-C1, Class A4(b)	AAA(c)	5.296%	03/10/44	2,060	2,310,929
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(c)	4.697%	05/10/43	2,720	2,906,959
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3, Class A3	Aaa	4.569%	08/10/42	516	517,501
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5	Aa2	5.224%	04/10/37	8,050	8,894,308
Greenwich Capital Commercial Funding Corp., Ser. 2006-GG7, Class A4(a)(b)	Aaa	5.867%	07/10/38	1,940	2,227,915
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	2,667	2,752,069
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class AAB	AAA(c)	5.587%	04/10/38	4,677	4,968,811
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2	Aaa	5.778%	08/10/45	1,031	1,036,505
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB	Aaa	4.853%	03/15/46	1,392	1,437,045

SEE NOTES TO FINANCIAL STATEMENTS.

A71

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings§† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class A3	Aaa	4.697%	07/15/42	$312	$313,013
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class AM	Aa2	4.780%	07/15/42	1,000	1,079,820
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	2,475	2,563,287
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class AM(b)	Aa2	4.999%	10/15/42	1,270	1,381,364
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	2,818	3,006,154
JPMorgan Chase Commercial Mortgage Securities Corp., I/O, Ser. 2006-LDP6, Class X2(b)	Aaa	0.050%	04/15/43	78,211	6,570
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A3A(b)	Aaa	5.871%	04/15/45	480	485,349
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2	Aaa	5.827%	02/15/51	844	866,469
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2012-CBX, Class A3	Aaa	3.139%	06/15/45	2,100	2,262,763
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2012-LC9, Class A4	Aaa	2.611%	12/15/47	1,700	1,707,644
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5	AAA(c)	4.826%	08/15/29	1,569	1,602,793
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class AM(b)	AA(c)	5.263%	11/15/40	1,510	1,659,736
LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2	AAA(c)	5.084%	02/15/31	304	303,826
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	55	54,780
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A4	Aaa	5.661%	03/15/39	2,676	3,036,891
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	2,000	2,050,012
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class AM(b)	AA(c)	5.684%	05/12/39	930	1,042,985
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-1, Class AM(b)	A(c)	5.532%	02/12/39	530	589,334
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(b)	Aaa	5.893%	06/12/46	1,795	2,067,745
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-6, Class A2	Aaa	5.331%	03/12/51	2,397	2,461,777
Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4(b)	Aaa	5.420%	03/12/44	1,500	1,677,270
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(b)	AAA(c)	5.691%	10/15/42	2,600	2,935,127
Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4	AAA(c)	5.332%	12/15/43	4,720	5,431,073
Morgan Stanley Capital I, Ser. 2007-HQ11, Class A31	Aaa	5.439%	02/12/44	1,230	1,286,354
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	3,865	4,052,752
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(b)	AAA(c)	5.651%	06/11/42	1,031	1,063,204
UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Class A4	Aaa	2.792%	12/10/45	1,700	1,719,099
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4	Aaa	5.418%	01/15/45	4,828	5,378,791
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(b)	Aaa	5.736%	05/15/43	700	798,799
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C31, Class A4	Aa2	5.509%	04/15/47	4,500	5,199,233
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C33, Class A4(b)	Aaa	5.921%	02/15/51	3,470	4,071,077

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $131,118,841)					140,043,383

SEE NOTES TO FINANCIAL STATEMENTS.

A72

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

CORPORATE BONDS — 9.8%	Moody’s Ratings§† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Aerospace & Defense
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Ba2	6.300%	05/01/14	$1,075	$1,122,031
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	515	574,038

					1,696,069

Airlines — 0.2%
Continental Airlines Pass-Through Trust, Pass-thru Certs., Ser. 1998-1, Class A	Baa2	6.648%	09/15/17	203	217,034
Continental Airlines Pass-Through Trust, Pass-thru Certs., Ser. 2009-2, Class A	Baa2	7.250%	11/10/19	692	799,835
Continental Airlines Pass-Through Trust, Pass-thru Certs., Ser. 2010-A(a)	Baa2	4.750%	01/12/21	816	887,361
Continental Airlines Pass-Through Trust, Pass-thru Certs., Ser. 2012-2, Class A	Baa2	4.000%	10/29/24	705	742,013
Delta Air Lines, Inc. Pass-Through Trust, Pass-thru Certs., Ser. 2007-1, Class A	Baa2	6.821%	08/10/22	369	411,924
Delta Air Lines, Inc., Pass-Through Trust, Pass-thru Certs., Ser. 2011-1, Class A(a)	Baa2	5.300%	04/15/19	1,285	1,416,587
Delta Air Lines, Inc. Pass-Through Trust, Pass-thru Certs., Ser. 2A	Baa2	4.950%	05/23/19	665	724,893

					5,199,647

Automotive — 0.1%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	3.984%	06/15/16	415	440,658
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	4.207%	04/15/16	1,655	1,765,249
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	Baa1	2.700%	03/15/17	450	465,086
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	500	546,043
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	01/15/16	245	276,555

					3,493,591

Banking — 2.6%
American Express Co., Sr. Unsec’d. Notes, 144A	A3	2.650%	12/02/22	2,213	2,204,188
American Express Credit Corp., Sr. Unsec’d. Notes, MTN(e)	A2	2.800%	09/19/16	2,030	2,147,831
Banco Bradesco SA (Brazil), Sub. Notes(a)	Baa1	8.750%	10/24/13	1,760	1,852,400
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	3.875%	09/20/22	645	661,215
Bangkok Bank PCL/Hong Kong (Thailand), Sr. Unsec’d. Notes, 144A	A3	2.750%	03/27/18	1,850	1,871,064
Bank of America Corp., Jr. Sub. Notes, Ser. K(b)	B1	8.000%	12/29/49	2,200	2,433,376
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	4.500%	04/01/15	595	634,226
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%	01/24/22	1,770	2,128,512
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.000%	09/01/17	1,075	1,258,841
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	5.000%	05/13/21	630	719,241
Bank of America Corp., Sr. Unsec’d. Notes, Ser. 1	Baa2	3.750%	07/12/16	870	929,966
Bank of America Corp., Sub. Notes	Baa3	5.750%	08/15/16	1,775	1,941,019
Bank of America NA, Sub. Notes	Baa1	5.300%	03/15/17	930	1,045,980
Bank of America NA, Sub. Notes	Baa1	6.000%	10/15/36	410	502,364
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	A2	5.300%	10/30/15	515	570,719
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	A2	6.400%	10/02/17	330	396,329
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	A2	7.250%	02/01/18	1,175	1,472,325
Capital One Bank USA NA, Sub. Notes	Baa1	6.500%	06/13/13	20	20,523
Capital One Bank USA NA, Sub. Notes	Baa1	8.800%	07/15/19	1,300	1,760,326
Capital One Capital VI, Ltd. Gtd. Notes	Baa3	8.875%	05/15/40	1,080	1,080,000
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	3.953%	06/15/16	1,010	1,087,125
Citigroup, Inc., Sr. Unsec’d. Notes(a)	Baa2	4.500%	01/14/22	2,450	2,733,475
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.750%	05/19/15	2,265	2,441,752
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	05/15/18	1,155	1,384,165
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.875%	03/05/38	215	283,038

SEE NOTES TO FINANCIAL STATEMENTS.

A73

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

CORPORATE BONDS (continued)	Moody’s Ratings§† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.125%	07/15/39	$710	$1,062,952
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%	05/22/19	1,895	2,548,087
Citigroup, Inc., Sub. Notes	Baa3	5.000%	09/15/14	454	477,648
Citigroup, Inc., Sub. Notes	Baa3	6.125%	08/25/36	570	621,230
Depfa ACS Bank (Ireland), Covered Notes, 144A	A3	5.125%	03/16/37	1,380	1,077,358
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	570	707,767
Goldman Sachs Group, Inc. (The), Sr. Notes	A3	6.250%	02/01/41	270	331,269
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	3.625%	02/07/16	2,000	2,117,046
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(e)	A3	5.250%	07/27/21	2,055	2,342,651
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A3	5.750%	01/24/22	3,620	4,279,607
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.000%	06/15/20	1,000	1,188,212
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	5.625%	01/15/17	1,190	1,305,641
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	6.750%	10/01/37	104	117,866
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	4.875%	01/14/22	1,910	2,216,685
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	5.100%	04/05/21	1,025	1,210,403
Huntington BancShares, Inc., Sub. Notes	Baa2	7.000%	12/15/20	170	207,988
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(b)	Ba1	7.900%	04/29/49	2,000	2,266,020
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.150%	07/05/16	3,210	3,400,834
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)(e)	A2	4.250%	10/15/20	2,930	3,258,532
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes	A2	6.375%	01/21/21	1,400	1,724,852
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	A2	5.800%	01/13/20	1,870	2,188,429
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN(a)	Baa2	6.400%	08/28/17	20	23,487
Morgan Stanley, Notes, Ser. G, MTN	Baa1	6.625%	04/01/18	105	123,750
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.750%	01/25/21	1,400	1,598,849
Morgan Stanley, Sr. Unsec’d. Notes(a)	Baa1	6.375%	07/24/42	780	914,398
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.625%	09/23/19	1,415	1,600,337
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.950%	12/28/17	510	577,526
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	5.450%	01/09/17	2,345	2,594,932
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	5.500%	07/28/21	760	862,884
MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes(b)	Ba1	6.346%	07/29/49	800	882,156
People’s United Financial, Inc., Sr. Unsec’d. Notes	A3	3.650%	12/06/22	1,455	1,462,567
PNC Funding Corp., Gtd. Notes	A3	2.700%	09/19/16	1,110	1,172,743
PNC Funding Corp., Gtd. Notes(a)	A3	6.700%	06/10/19	440	561,367
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	2.550%	09/18/15	455	465,652
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	Baa1	6.400%	10/21/19	1,775	2,097,411
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	3.000%	09/24/15	955	972,514
US Bancorp, Sub. Notes, MTN	A2	2.950%	07/15/22	1,120	1,131,453
Wells Fargo Bank NA, Sub. Notes, Ser. AI(e)	A1	4.750%	02/09/15	585	628,300

					85,881,403

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(f)	NR	6.875%	02/06/12	1,715	400,881
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(f)	NR	6.875%	05/02/18	700	168,000

					568,881

Building Materials & Construction
Odebrecht Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	Baa3	5.125%	06/26/22	700	759,500
Owens Corning, Gtd. Notes	Ba1	4.200%	12/15/22	775	788,163

					1,547,663

SEE NOTES TO FINANCIAL STATEMENTS.

A74

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

CORPORATE BONDS (continued)	Moody’s Ratings§† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Cable — 0.2%
AT&T Broadband LLC, Gtd. Notes	Baa1	9.455%	11/15/22	$255	$385,524
Cablevision Systems Corp., Sr. Unsec’d. Notes(a)	B1	8.625%	09/15/17	1,000	1,166,250
Comcast Corp., Gtd. Notes	Baa1	6.400%	05/15/38	570	728,300
Comcast Corp., Gtd. Notes	Baa1	6.450%	03/15/37	155	198,894
Comcast Corp., Gtd. Notes	Baa1	6.500%	11/15/35	450	577,372
Comcast Corp., Gtd. Notes	Baa1	6.950%	08/15/37	605	820,420
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16	920	974,654
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.550%	03/15/15	165	173,573
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	5.150%	03/15/42	1,560	1,577,835
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.500%	04/01/14	345	373,826

					6,976,648

Capital Goods — 0.4%
Actuant Corp., Gtd. Notes	Ba2	5.625%	06/15/22	1,205	1,247,175
Case New Holland, Inc., Gtd. Notes	Ba2	7.875%	12/01/17	1,255	1,484,037
Deere & Co., Sr. Unsec’d. Notes	A2	3.900%	06/09/42	745	761,426
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $403,489; purchased 10/10/12)(g)(h)	Baa1	5.625%	03/15/42	375	415,456
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,299,722; purchased 10/10/07)(a)(g)(h)	Baa1	6.375%	10/15/17	1,302	1,574,721
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $376,709; purchased 10/10/07)(g)(h)	Baa1	7.000%	10/15/37	380	482,535
General Electric Co., Sr. Unsec’d. Notes	Aa3	4.125%	10/09/42	485	498,894
General Electric Co., Sr. Unsec’d. Notes	Aa3	5.250%	12/06/17	200	235,830
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Notes, 144A (original cost $384,850; purchased 07/10/12)(g)(h)	Baa3	2.500%	07/11/14	385	389,022
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Notes, 144A (original cost $1,887,203; purchased 09/24/12)(g)(h)	Baa3	2.500%	03/15/16	1,890	1,895,092
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $499,515; purchased 05/08/12)(g)(h)	Baa3	3.125%	05/11/15	500	510,170
United Technologies Corp., Sr. Unsec’d. Notes	A2	4.500%	06/01/42	1,830	2,033,425
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21	1,260	1,430,512

					12,958,295

Chemicals — 0.2%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	3.150%	10/01/22	780	775,052
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	7.600%	05/15/14	778	849,406
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	9.400%	05/15/39	432	711,259
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	720	751,799
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes(a)	Baa3	5.000%	04/15/19	1,000	1,105,000
Reliance Holdings USA, Inc., Gtd. Notes, 144A	Baa2	5.400%	02/14/22	1,050	1,174,401
Union Carbide Corp., Sr. Unsec’d. Notes	Baa2	7.500%	06/01/25	460	572,842

					5,939,759

Consumer — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	1,700	1,980,099
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	1,254	1,329,240

					3,309,339

Electric — 0.5%
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa1	6.250%	08/01/16	175	205,413
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa1	6.350%	10/01/36	550	730,170

SEE NOTES TO FINANCIAL STATEMENTS.

A75

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

CORPORATE BONDS (continued)	Moody’s Ratings§† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Electric (continued)
Carolina Power & Light Co., First Mtge. Bonds	A1	5.250%	12/15/15	$525	$595,432
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	A3	5.700%	03/15/13	740	747,907
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	A3	6.950%	03/15/33	590	837,401
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 09-C	A3	5.500%	12/01/39	220	273,067
Duke Energy Carolinas LLC, First Ref. Mtge. Bonds	A1	4.000%	09/30/42	570	574,529
Duke Energy Carolinas LLC, First Mtge. Bonds	A1	6.050%	04/15/38	550	720,500
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	670	835,457
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa2	8.625%	08/01/15	1,295	1,514,795
ENEL Finance International SA (Netherlands), Gtd. Notes, 144A	Baa2	6.000%	10/07/39	1,280	1,239,484
Exelon Corp., Sr. Unsec’d. Notes	Baa2	4.900%	06/15/15	155	168,722
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	Baa1	6.250%	10/01/39	1,425	1,657,077
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.950%	10/01/33	295	384,239
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A3	5.700%	06/01/17	495	593,816
Iberdrola International BV (Netherlands), Gtd. Notes	Baa1	6.750%	09/15/33	145	155,552
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF	Baa2	5.050%	11/15/14	460	493,022
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	300	370,411
Nevada Power Co., Genl. Ref. Mtge., Ser. O	Baa1	6.500%	05/15/18	1,260	1,571,417
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	4.881%	08/15/19	610	712,385
NSTAR, Sr. Unsec’d. Notes	A3	4.500%	11/15/19	615	698,548
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa2	6.375%	01/15/15	345	380,748
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	140	170,111
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	A1	5.800%	05/01/37	535	693,358
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	4.800%	09/15/41	480	538,627
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	199	232,835

					17,095,023

Energy – Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	535	616,567
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13	1,040	1,082,231

					1,698,798

Energy – Other — 0.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375%	09/15/17	1,195	1,427,422
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.450%	09/15/36	325	407,149
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.950%	06/15/19	250	315,954
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	4.500%	06/01/21	2,200	2,461,705
Devon Energy Corp., Sr. Unsec’d. Notes(a)	Baa1	4.750%	05/15/42	1,065	1,139,352
Nabors Industries, Inc., Gtd. Notes(a)	Baa2	4.625%	09/15/21	1,070	1,151,577
Phillips 66, Gtd. Notes, 144A	Baa1	2.950%	05/01/17	490	519,320
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	6.875%	05/01/18	1,500	1,824,879
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	2.500%	10/15/17	920	929,678
Weatherford International Ltd. (Bermuda), Gtd. Notes(a)	Baa2	5.125%	09/15/20	810	892,612
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	1,315	1,358,528

					12,428,176

Foods — 0.4%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	2.500%	07/15/22	1,630	1,640,204
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	8.000%	11/15/39	1,285	2,080,416
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	8.200%	01/15/39	250	410,568
ARAMARK Corp., Gtd. Notes(a)	B3	8.500%	02/01/15	850	854,258
Beam, Inc., Sr. Unsec’d. Notes	Baa2	6.375%	06/15/14	727	783,646
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	1,040	1,094,357
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19	985	1,267,395

SEE NOTES TO FINANCIAL STATEMENTS.

A76

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

CORPORATE BONDS (continued)	Moody’s Ratings§† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Foods (continued)
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $666,818; purchased 11/19/07)(g)(h)	A2	6.000%	11/27/17	$670	$806,076
Constellation Brands, Inc., Gtd. Notes	Ba1	4.625%	03/01/23	1,250	1,306,250
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	480	544,863
Kraft Foods Group, Inc., Gtd. Notes, 144A	Baa2	5.000%	06/04/42	680	764,659
TreeHouse Foods, Inc., Gtd. Notes	Ba2	7.750%	03/01/18	1,271	1,379,035
Tyson Foods, Inc., Gtd. Notes(b)	Baa3	6.600%	04/01/16	735	842,270

					13,773,997

Healthcare & Pharmaceutical — 0.4%
AbbVie, Inc., Gtd. Notes, 144A	Baa1	4.400%	11/06/42	740	786,719
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	11/15/41	1,640	1,845,600
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.375%	05/15/43	1,110	1,308,721
Aristotle Holding, Inc., Gtd. Notes, 144A	Baa3	2.750%	11/21/14	2,460	2,537,724
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	Ba3	5.125%	08/15/18	1,100	1,146,750
Genentech, Inc., Sr. Unsec’d. Notes	AA(c)	4.750%	07/15/15	280	308,790
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	12/01/41	565	701,896
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes(a)	Baa2	3.750%	08/23/22	180	190,884
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	5.625%	12/15/15	580	654,147
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.950%	12/01/28	165	215,083
Mylan, Inc., Gtd. Notes, 144A(a)	Baa3	7.625%	07/15/17	1,000	1,123,869
Valeant Pharmaceuticals International, Gtd. Notes, 144A(a)	B1	6.500%	07/15/16	1,000	1,051,250
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	4.625%	10/01/42	560	583,034
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes(a)	Baa3	6.125%	08/15/19	445	541,707
Wyeth, Gtd. Notes	A1	6.450%	02/01/24	60	81,445

					13,077,619

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	09/15/18	1,570	1,952,008
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	06/15/36	515	693,185
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41	650	789,084
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36	670	816,801
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	01/15/15	1,290	1,409,280
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	3.950%	10/15/42	260	258,906
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	5.950%	02/15/41	730	917,837
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%	06/15/17	195	233,883
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.500%	06/15/37	420	553,256
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.625%	11/15/37	420	555,464
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	05/15/42	390	402,798
WellPoint, Inc., Sr. Unsec’d. Notes(a)	Baa2	4.650%	01/15/43	995	1,036,906
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	5.000%	12/15/14	860	928,855

					10,548,263

Insurance — 0.8%
Allied World Assurance Co. Holdings Ltd. (Switzerland), Gtd. Notes	Baa1	5.500%	11/15/20	525	581,934
Allstate Corp. (The), Sr. Unsec’d. Notes(a)	A3	5.200%	01/15/42	140	166,158
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.250%	05/15/13	580	587,045
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	2,425	3,008,935
American International Group, Inc., Sr. Unsec’d. Notes(a)	Baa1	8.250%	08/15/18	990	1,300,747
AON Corp., Sr. Unsec’d. Notes	Baa2	3.125%	05/27/16	2,655	2,795,115
Axis Specialty Finance LLC, Gtd. Notes	Baa1	5.875%	06/01/20	1,030	1,169,300
Chubb Corp. (The), Jr. Sub. Notes(a)(b)	A3	6.375%	03/29/67	1,300	1,417,000
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes(a)	Baa3	5.125%	04/15/22	755	871,157
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.000%	03/15/34	850	987,878
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	6.500%	05/01/42	365	410,639

SEE NOTES TO FINANCIAL STATEMENTS.

A77

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

CORPORATE BONDS (continued)	Moody’s Ratings§† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Insurance (continued)
Lincoln National Corp., Jr. Sub. Notes(b)	Ba1	6.050%	04/20/67	$260	$259,025
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%	10/09/37	492	588,226
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	705	917,589
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	605	809,064
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%	06/15/35	835	1,019,493
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.375%	06/15/34	400	521,930
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.750%	06/01/16	430	509,269
New York Life Insurance Co., Sub. Notes, 144A	Aa2	6.750%	11/15/39	660	912,922
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A(b)	A2	5.000%	10/18/42	745	786,931
Northwestern Mutual Life Insurance, Sub. Notes, 144A	Aa2	6.063%	03/30/40	370	472,376
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	680	774,402
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.250%	06/15/39	995	1,391,409
Principal Financial Group, Inc., Gtd. Notes	A3	4.625%	09/15/42	130	132,125
Progressive Corp. (The), Jr. Sub. Notes(a)(b)	A2	6.700%	06/15/37	735	793,800
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	Aa2	6.850%	12/16/39	1,450	1,966,599
Unum Group, Sr. Unsec’d. Notes	Baa2	5.625%	09/15/20	350	399,903
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.600%	05/15/15	555	602,276
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19	460	524,255
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	85	90,511

					26,768,013

Lodging — 0.2%
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14	900	1,039,500
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.000%	03/01/19	580	596,939
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.250%	09/15/22	980	980,290
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	05/15/18	2,800	3,404,114
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	4.250%	03/01/22	1,055	1,089,305

					7,110,148

Media & Entertainment — 0.4%
Belo Corp., Gtd. Notes	Ba1	8.000%	11/15/16	1,200	1,306,500
CBS Corp., Gtd. Notes(g)	Baa2	4.850%	07/01/42	400	416,316
Globo Comunicacao E Participacoes SA (Brazil), Sr. Unsec’d. Notes, 144A(d)	Baa2	5.307%	05/11/22	600	654,000
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	5.950%	04/01/41	635	778,530
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	620	760,904
News America, Inc., Gtd. Notes(a)	Baa1	6.150%	02/15/41	1,315	1,665,557
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	90	117,834
Sinclair Television Group, Inc., Sec’d. Notes, 144A	Ba3	9.250%	11/01/17	1,300	1,430,000
Time Warner, Inc., Gtd. Notes	Baa2	6.200%	03/15/40	210	257,169
Time Warner, Inc., Gtd. Notes	Baa2	6.250%	03/29/41	1,465	1,808,844
Time Warner, Inc., Gtd. Notes(a)	Baa2	7.250%	10/15/17	790	991,985
Time Warner, Inc., Gtd. Notes	Baa2	7.625%	04/15/31	180	247,803
Time Warner, Inc., Gtd. Notes	Baa2	9.150%	02/01/23	505	745,745
Viacom, Inc., Sr. Unsec’d. Notes, 144A	Baa1	4.375%	03/15/43	607	597,109

					11,778,296

Metals — 0.2%
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39	880	1,059,823
Peabody Energy Corp., Gtd. Notes	Ba1	6.000%	11/15/18	1,525	1,620,313
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	A-(c)	4.500%	05/15/13	115	116,497
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35	425	545,609
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	5.200%	03/01/42	695	710,344
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	1.800%	10/23/15	1,110	1,116,027
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.450%	10/25/17	1,220	1,231,827
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.850%	11/10/14	1,185	1,216,284

					7,616,724

SEE NOTES TO FINANCIAL STATEMENTS.

A78

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

CORPORATE BONDS (continued)	Moody’s Ratings§† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Captive Finance — 0.4%
Discover Financial Services, Sr. Unsec’d. Notes, 144A	Ba1	3.850%	11/21/22	$900	$928,687
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	5.875%	01/14/38	1,750	2,110,941
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN	A1	6.000%	08/07/19	920	1,119,238
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(e)(i)	A1	6.875%	01/10/39	1,625	2,208,861
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	5.750%	05/15/16	375	395,283
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	Ba3	6.375%	03/25/13	1,850	1,869,425
SLM Corp., Sr. Notes, MTN	Ba1	6.250%	01/25/16	570	619,875
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20	1,050	1,199,625
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	1,070	1,251,900

					11,703,835

Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $288,298; purchased 10/27/10)(g)(h)	Baa2	5.400%	11/01/20	290	344,994
International Paper Co., Sr. Unsec’d. Notes	Baa3	6.000%	11/15/41	1,595	1,888,689
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18	685	885,586
Rock-Tenn Co., Gtd. Notes, 144A	Ba1	4.000%	03/01/23	440	446,992
Rock-Tenn Co., Unsec’d. Notes, 144A(a)	Ba1	4.900%	03/01/22	800	864,548

					4,430,809

Pipelines & Other — 0.2%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	4.650%	06/01/21	675	741,643
NiSource Finance Corp., Gtd. Notes	Baa3	5.250%	09/15/17	245	280,234
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	350	411,284
ONEOK Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36	145	179,799
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.000%	02/01/13	90	90,407
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.200%	04/15/18	2,690	3,275,395
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.250%	02/15/13	235	236,494

					5,215,256

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.700%	08/01/28	670	824,886
CSX Corp., Sr. Unsec’d. Notes	Baa2	6.150%	05/01/37	715	903,936
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	100	122,806
Norfolk Southern Corp., Sr. Unsec’d. Notes, 144A	Baa1	2.903%	02/15/23	489	492,225

					2,343,853

Real Estate Investment Trusts — 0.2%
HCP, Inc., Sr. Unsec’d. Notes	Baa1	2.700%	02/01/14	750	763,460
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	7.750%	08/15/19	765	948,057
ProLogis LP, Gtd. Notes	Baa2	6.875%	03/15/20	72	87,159
Simon Property Group LP, Sr. Unsec’d. Notes	A3	2.800%	01/30/17	295	311,280
Simon Property Group LP, Sr. Unsec’d. Notes(a)	A3	3.375%	03/15/22	230	242,907
Simon Property Group LP, Sr. Unsec’d. Notes(a)	A3	6.125%	05/30/18	3,080	3,751,785

					6,104,648

Retailers — 0.3%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	05/15/41	1,020	1,269,960
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	515	659,076
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A3	6.500%	03/15/29	385	491,757
Ltd. Brands, Inc., Gtd. Notes	Ba1	5.625%	02/15/22	950	1,033,125
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	Baa3	3.875%	01/15/22	360	383,713
Macy’s Retail Holdings, Inc., Gtd. Notes	Baa3	5.875%	01/15/13	2,000	2,003,530
Nordstrom, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.000%	10/15/21	260	289,886
Target Corp., Sr. Unsec’d. Notes	A2	4.000%	07/01/42	1,140	1,171,212
Walgreen Co., Sr. Unsec’d. Notes	Baa1	1.800%	09/15/17	1,500	1,508,360

SEE NOTES TO FINANCIAL STATEMENTS.

A79

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

CORPORATE BONDS (continued)	Moody’s Ratings§† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Retailers (continued)
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.625%	04/15/41	$720	$942,895

					9,753,514

Technology — 0.3%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15	400	415,029
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	06/15/16	2,410	2,531,638
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	1,500	1,614,375
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A	Ba1	7.500%	08/12/15	1,000	1,065,000
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,720	2,860,594

					8,486,636

Telecommunications — 0.5%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40	590	776,230
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	7	10,593
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.350%	09/01/40	815	949,107
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.550%	02/15/39	1,720	2,260,274
AT&T, Inc., Sr. Unsec’d. Notes, 144A	A2	4.300%	12/15/42	1,363	1,368,933
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.625%	12/15/30	400	635,472
Embarq Corp., Sr. Unsec’d. Notes (original cost $367,380; purchased 05/04/11-05/11/11)(g)(h)	Baa3	7.082%	06/01/16	325	380,764
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,626,279; purchased 05/12/06-04/10/07)(g)(h)	Baa3	7.995%	06/01/36	1,600	1,767,234
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.500%	10/01/14	1,440	1,576,066
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.250%	11/15/13	320	328,800
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.200%	07/18/36	430	448,920
Telefonica Chile SA (Chile), Sr. Unsec’d. Notes, 144A(a)	BBB(c)	3.875%	10/12/22	430	429,252
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	A3	6.000%	04/01/41	570	743,951
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.100%	04/15/18	3,165	3,891,643
Windstream Corp., Gtd. Notes	Ba3	8.125%	08/01/13	1,000	1,037,500

					16,604,739

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	4.750%	05/05/21	1,000	1,133,274
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	1,215	1,700,913
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	140	230,641
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	790	1,321,533
Lorillard Tobacco Co., Gtd. Notes	Baa2	3.500%	08/04/16	465	492,063
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	325	414,709
Reynolds American, Inc., Gtd. Notes	Baa2	7.250%	06/15/37	320	419,626

					5,712,759

TOTAL CORPORATE BONDS (cost $288,686,852)					319,822,401

MORTGAGE-BACKED SECURITIES — 9.6%
Federal Home Loan Mortgage Corp.(b)		2.615%	12/01/35	677	715,998
Federal Home Loan Mortgage Corp.(b)		2.634%	06/01/36	644	682,896
Federal Home Loan Mortgage Corp.		3.000%	TBA 15 YR	3,000	3,150,000
Federal Home Loan Mortgage Corp.		4.000%	06/01/26-12/01/40	9,258	9,887,121
Federal Home Loan Mortgage Corp.		4.500%	02/01/19-10/01/41	23,772	25,660,424
Federal Home Loan Mortgage Corp.		5.000%	07/01/18-06/01/39	10,898	11,757,705
Federal Home Loan Mortgage Corp.		5.500%	12/01/33-07/01/38	11,991	12,994,094
Federal Home Loan Mortgage Corp.		6.000%	03/01/32-08/01/39	5,025	5,499,655
Federal Home Loan Mortgage Corp.		6.500%	12/01/14	37	37,818
Federal Home Loan Mortgage Corp.		7.000%	01/01/31-10/01/32	594	700,450
Federal National Mortgage Association(b)		2.290%	07/01/33	454	479,603

SEE NOTES TO FINANCIAL STATEMENTS.

A80

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings§† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Federal National Mortgage Association(b)		2.308%	06/01/37	$139	$146,570
Federal National Mortgage Association		2.500%	TBA 15 YR	7,000	7,319,375
Federal National Mortgage Association		3.000%	TBA 15 YR	4,500	4,749,610
Federal National Mortgage Association		3.500%	06/01/39-09/01/42	9,391	10,050,115
Federal National Mortgage Association		3.500%	TBA 15 YR	2,500	2,651,953
Federal National Mortgage Association		3.500%	TBA 30 YR	9,500	10,110,449
Federal National Mortgage Association		3.500%	TBA 30 YR	34,000	36,248,515
Federal National Mortgage Association		4.000%	TBA 30 YR	3,000	3,215,625
Federal National Mortgage Association		4.500%	08/01/39	2,682	2,977,348
Federal National Mortgage Association		4.500%	11/01/18-03/01/41	16,301	17,898,873
Federal National Mortgage Association		5.000%	10/01/18-02/01/36	10,076	10,967,392
Federal National Mortgage Association		5.000%	TBA 30 YR	4,500	4,874,062
Federal National Mortgage Association		5.500%	03/01/16-08/01/37	14,343	15,771,560
Federal National Mortgage Association		6.000%	04/01/13-05/01/38	11,842	13,151,576
Federal National Mortgage Association		6.500%	07/01/17-09/01/37	4,612	5,191,783
Federal National Mortgage Association		7.000%	02/01/32-07/01/32	374	438,057
Federal National Mortgage Association		7.500%	05/01/32	96	117,447
Government National Mortgage Association		3.000%	TBA 30 YR	3,000	3,189,375
Government National Mortgage Association		3.000%	TBA 30 YR	5,500	5,846,328
Government National Mortgage Association		3.500%	TBA 30 YR	7,500	8,148,633
Government National Mortgage Association		4.000%	06/15/40-05/20/41	3,794	4,178,671
Government National Mortgage Association		4.000%	TBA 30 YR	7,000	7,677,032
Government National Mortgage Association		4.000%	TBA 30 YR	22,000	23,955,939
Government National Mortgage Association		4.500%	01/20/41-02/20/41	7,330	8,085,702
Government National Mortgage Association		4.500%	TBA 30 YR	12,500	13,685,547
Government National Mortgage Association		5.000%	TBA 30 YR	8,000	8,748,750
Government National Mortgage Association		5.500%	11/15/32-02/15/36	4,986	5,513,864
Government National Mortgage Association		6.000%	02/15/33-10/15/34	2,210	2,492,180
Government National Mortgage Association		6.500%	10/15/23-07/15/35	2,332	2,687,536
Government National Mortgage Association		8.000%	01/15/24-04/15/25	71	82,268

TOTAL MORTGAGE-BACKED SECURITIES (cost $302,621,247)					311,737,899

MUNICIPAL BONDS — 0.5%
Bay Area Toll Authority, Revenue Bonds, BABs	Aa3	6.263%	04/01/49	1,325	1,815,064
Chicago O’Hare International Airport, Revenue Bonds, BABs	A2	6.395%	01/01/40	1,030	1,333,304
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43	1,000	1,203,050
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40	1,070	1,567,732
New York City Transitional Finance Authority, Revenue Bonds, BABs	Aa1	5.767%	08/01/36	1,130	1,416,376
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40	455	529,725
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34	300	345,894
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34	445	577,045
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	Aa3	5.511%	12/01/45	550	652,460
Regional Transportation District, Revenue Bonds, Ser. 2010B, BABs	Aa2	5.844%	11/01/50	680	923,379
State of California, GO, BABs	A1	7.300%	10/01/39	1,270	1,759,877
State of California, GO, BABs	A1	7.500%	04/01/34	475	658,872
State of California, GO, BABs	A1	7.550%	04/01/39	245	351,570
State of California, GO, BABs	A1	7.625%	03/01/40	215	308,759
State of Illinois, GO	A2	4.421%	01/01/15	740	784,541

SEE NOTES TO FINANCIAL STATEMENTS.

A81

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

MUNICIPAL BONDS (continued)	Moody’s Ratings§† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26	$335	$405,541

TOTAL MUNICIPAL BONDS (cost $11,453,692)					14,633,189

NON-CORPORATE FOREIGN AGENCIES — 0.6%
Commonwealth Bank of Australia (Australia), Gov’t. Gtd. Notes, 144A(a)	Aaa	2.700%	11/25/14	7,435	7,745,337
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	4.000%	01/29/21	515	553,735
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	5.125%	06/29/20	400	459,639
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	1,000	1,070,368
Kreditanstalt Fuer Wiederaufbau (Germany), Gtd. Notes	Aaa	2.375%	08/25/21	880	916,784
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	12/01/23	350	437,500
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes(a)	A3	5.375%	01/27/21	1,500	1,688,730
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	5.500%	01/21/21	2,730	3,190,005
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299%	05/15/17	2,190	2,425,425

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $17,588,116)					18,487,523

NON-CORPORATE SOVEREIGNS — 0.2%
Italy Government International Bond (Italy)(a)	NR	3.125%	01/26/15	300	304,674
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN(a)	Baa1	4.750%	03/08/44	1,006	1,136,780
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	A2	3.000%	03/17/23	2,065	2,059,838
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	Aa2	5.250%	01/20/20	315	376,425
Russian Foreign Bond-Eurobond, Unsec’d. Notes (Russia), 144A	Baa1	3.250%	04/04/17	2,400	2,550,000
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, Ser. E, MTN	Baa3	3.625%	06/17/13	1,300	1,299,961

TOTAL NON-CORPORATE SOVEREIGNS (cost $7,371,915)					7,727,678

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Federal Home Loan Banks		5.500%	07/15/36	1,080	1,486,002
Federal Home Loan Mortgage Corp.		0.750%	01/12/18	685	680,361
Resolution Funding Corp. Interest Strip, Bonds(k)		1.170%	04/15/18	2,615	2,460,644

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $4,038,876)					4,627,007

U.S. GOVERNMENT TREASURY OBLIGATIONS — 6.1%
U.S. Treasury Bonds		2.750%	08/15/42	2,100	2,027,812
U.S. Treasury Bonds(a)		2.750%	11/15/42	7,270	7,004,194
U.S. Treasury Inflation Indexed Bonds		1.375%	01/15/20	5,948	7,050,217
U.S. Treasury Notes		0.375%	06/15/15	840	841,312
U.S. Treasury Notes		0.625%	11/30/17	1,395	1,390,314
U.S. Treasury Notes		0.750%	12/31/17	30,920	30,970,740
U.S. Treasury Notes(a)		1.625%	11/15/22	2,420	2,393,530
U.S. Treasury Notes		2.125%	12/31/15	12,800	13,469,005
U.S. Treasury Notes		2.500%	06/30/17	1,020	1,105,026
U.S. Treasury Notes		3.000%	09/30/16	6,525	7,131,114
U.S. Treasury Notes		3.125%	04/30/17	7,045	7,806,741
U.S. Treasury Notes		3.500%	02/15/18	24,845	28,290,306

SEE NOTES TO FINANCIAL STATEMENTS.

A82

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

U.S. GOVERNMENT TREASURY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Notes	4.250%	11/15/17	$7,015	$8,214,130
U.S. Treasury Notes	4.500%	11/15/15	24,895	27,835,722
U.S. Treasury Strips Coupon(j)	2.140%	05/15/24	24,985	19,612,101
U.S. Treasury Strips Coupon(a)(j)	2.180%	08/15/24	6,520	5,065,629
U.S. Treasury Strips Coupon(j)	2.260%	02/15/25	4,750	3,613,800
U.S. Treasury Strips Coupon(j)	2.610%	05/15/25	5,000	3,765,070
U.S. Treasury Strips Coupon(j)	3.020%	05/15/27	2,280	1,582,502
U.S. Treasury Strips Coupon(j)	3.070%	08/15/27	7,455	5,120,124
U.S. Treasury Strips Coupon(j)	3.120%	11/15/27	8,600	5,846,762
U.S. Treasury Strips Coupon(j)	3.350%	05/15/29	6,050	3,886,121
U.S. Treasury Strips Coupon(a)(j)	3.910%	08/15/33	10,730	5,899,225
U.S. Treasury Strips Principal(k)	0.300%	11/15/15	790	783,159

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (cost $191,454,563)				200,704,656

TOTAL LONG-TERM INVESTMENTS (cost $2,731,248,193)				3,199,427,079

			Shares
SHORT-TERM INVESTMENTS — 9.5%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $146,071,519) (Note 4)(l)			14,805,912	136,658,571
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $175,103,067; includes of $107,476,994 of cash collateral received for securities on loan) (Note 4)(l)(m)			175,103,067	175,103,067

TOTAL SHORT-TERM INVESTMENTS (cost $321,174,586)				311,761,638

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 107.5% (cost $3,052,422,779)				3,511,188,717

			Principal Amount (000)#
SECURITY SOLD SHORT — (0.2)%
MORTGAGE-BACKED SECURITY
Federal National Mortgage Association (proceeds received $5,930,547)	4.500%	TBA 30 YR	$5,500	(5,941,074)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 107.3% (cost $3,046,492,232)				3,505,247,643
LIABILITIES IN EXCESS OF OTHER ASSETS(n) — (7.3)%				(239,481,663)

NET ASSETS — 100.0%				$3,265,765,980

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
ADR	American Depositary Receipt
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation
I/O	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
REIT	Real Estate Investment Trust
TBA	To Be Announced

SEE NOTES TO FINANCIAL STATEMENTS.

A83

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

#	Principal amount shown in U.S. dollars unless otherwise stated.

§	The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

†	The ratings reflected are as of December 31, 2012. Ratings of certain bonds may have changed subsequent to that date.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $105,330,771; cash collateral of $107,476,994 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2012.

(c)	Standard & Poor’s Rating.

(d)	Represents step coupon bond. Rate shown reflects the rate in effect at December 31, 2012.

(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security. Such securities may be post maturity.

(g)	Indicates a security that has been deemed illiquid.

(h)	Indicates a restricted security; the aggregate original cost of such securities is $7,800,263. The aggregate value of $8,566,064 is approximately 0.3% of net assets.

(i)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(j)	Rate shown reflects the effective yield at December 31, 2012.

(k)	Represents zero coupon bond. Rate shown reflects the effective yield at December 31, 2012.

(l)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(m)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(n)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at December 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2012	Unrealized Appreciation/ (Depreciation)
Long Positions:
314	2 Year U.S. Treasury Notes	Mar. 2013	$69,215,901	$69,227,187	$11,286
237	5 Year U.S. Treasury Notes	Mar. 2013	29,405,582	29,486,133	80,551
317	10 Year U.S. Treasury Notes	Mar. 2013	42,173,686	42,091,656	(82,030)
35	U.S. Ultra Bond	Mar. 2013	5,721,574	5,690,781	(30,793)

					(20,986)

Short Position:
125	U.S. Long Bond	Mar. 2013	18,741,065	18,437,500	303,565

					$282,579

Interest rate swap agreements outstanding at December 31, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter swap agreements:
$23,800	08/31/16	0.934%	3 month LIBOR(1)	$375,126	$—	$375,126	Credit Suisse International
7,405	08/31/16	0.975%	3 month LIBOR(2)	(128,738)	—	(128,738)	JPMorgan Chase Bank
7,405	08/31/16	0.978%	3 month LIBOR(2)	(129,768)	—	(129,768)	JPMorgan Chase Bank
2,195	09/14/16	1.206%	3 month LIBOR(2)	(57,507)	—	(57,507)	Deutsche Bank AG
36,200	11/30/16	0.945%	3 month LIBOR(2)	(472,046)	—	(472,046)	Citibank, NA
22,530	11/30/16	0.913%	3 month LIBOR(2)	(264,789)	—	(264,789)	JPMorgan Chase Bank
13,615	02/28/17	0.680%	3 month LIBOR(1)	6,660	—	6,660	Citibank, NA
2,350	01/13/22	1.660%	3 month LIBOR(2)	(12,195)	—	(12,195)	Citibank, NA
2,350	01/13/22	1.675%	3 month LIBOR(1)	11,186	—	11,186	Citibank, NA
8,775	08/15/28	2.370%	3 month LIBOR(2)	17,450	—	17,450	Citibank, NA

				$(654,621)	$—	$(654,621)

(1)	Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A84

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at December 31, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swaps—Buy Protection(1):
Bunge Ltd. Finance Corp.	06/20/14	0.650%	$1,150	$1,941	$—	$1,941	JPMorgan Chase Bank
Newell Rubbermaid, Inc.	06/20/18	1.000%	1,700	(10,016)	—	(10,016)	Morgan Stanley Capital Services, Inc.
Simon Property Group L.P.	06/20/18	0.970%	2,800	792	—	792	Morgan Stanley Capital Services, Inc.
Spectra Energy Capital LLC	06/20/18	1.150%	2,200	2,896	—	2,896	Deutsche Bank AG

				$(4,387)	$—	$(4,387)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,041,997,507	$49,607,152	$—
Exchange Traded Fund	1,738,692	—	—
Preferred Stocks	613,800	483,124	—
Rights	1,409	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	60,736,417	—
Residential Mortgage-Backed Securities	—	7,684,291	—
Bank Loans	—	12,321,400	—
Collateralized Mortgage Obligations	—	6,459,551	—
Commercial Mortgage-Backed Securities	—	140,043,383	—
Corporate Bonds	—	314,622,754	5,199,647
Mortgage-Backed Securities	—	311,737,899	—
Municipal Bonds	—	14,633,189	—
Non-Corporate Foreign Agencies	—	18,487,523	—
Non-Corporate Sovereigns	—	7,727,678	—
U.S. Government Agency Obligations	—	4,627,007	—
U.S. Government Treasury Obligations	—	200,704,656	—
Affiliated Mutual Funds	311,761,638	—	—
Mortgage-Backed Security Sold Short	—	(5,941,074)
Other Financial Instruments*
Futures Contracts	282,579	—	—
Interest Rate Swap Agreements	—	(654,621)	—
Credit Default Swap Agreements	—	(4,387)	—

Total	$2,356,395,625	$1,143,275,942	$5,199,647

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A85

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2012 were as follows:

Mortgage-Backed Securities	9.6%
Affiliated Mutual Funds (including 3.3% of collateral received for securities on loan)	9.5
Oil, Gas & Consumable Fuels	6.3
U.S. Government Treasury Obligations	6.1
Commercial Mortgage-Backed Securities	4.3
Computers & Peripherals	3.4
Insurance	2.9
Pharmaceuticals	2.8
Diversified Financial Services	2.7
Software	2.7
Banking	2.6
Commercial Banks	2.4
Healthcare Equipment & Supplies	2.2
Food & Staples Retailing	1.9
IT Services	1.9
Non-Residential Mortgage-Backed Securities	1.9
Media	1.8
Specialty Retail	1.8
Communications Equipment	1.7
Diversified Telecommunication Services	1.7
Biotechnology	1.5
Food Products	1.4
Household Products	1.4
Real Estate Investment Trusts	1.4
Chemicals	1.3
Aerospace & Defense	1.2
Capital Markets	1.2
Industrial Conglomerates	1.2
Beverages	1.1
Electric Utilities	1.1
Healthcare Providers & Services	1.1
Semiconductors & Semiconductor Equipment	1.1
Metals & Mining	1.0
Road & Rail	1.0
Internet Software & Services	0.9
Textiles, Apparel & Luxury Goods	0.9
Tobacco	0.9
Hotels, Restaurants & Leisure	0.8
Machinery	0.8
Multiline Retail	0.8
Energy Equipment & Services	0.7
Consumer Finance	0.6
Electrical Equipment	0.6
Life Sciences Tools & Services	0.6
Multi-Utilities	0.6
Non-Corporate Foreign Agencies	0.6
Air Freight & Logistics	0.5
Electric	0.5

Foods	0.5%
Healthcare & Pharmaceutical	0.5
Household Durables	0.5
Municipal Bonds	0.5
Telecommunications	0.5
Automobiles	0.4
Capital Goods	0.4
Energy – Other	0.4
Media & Entertainment	0.4
Non-Captive Finance	0.4
Technology	0.4
Airlines	0.3
Auto Components	0.3
Healthcare Insurance	0.3
Independent Power Producers & Energy Traders	0.3
Retailers	0.3
Cable	0.2
Collateralized Mortgage Obligations	0.2
Commercial Services & Supplies	0.2
Electronic Equipment, Instruments & Components	0.2
Internet & Catalog Retail	0.2
Leisure Equipment & Products	0.2
Lodging	0.2
Metals	0.2
Non-Corporate Sovereigns	0.2
Pipelines & Other	0.2
Professional Services	0.2
Real Estate Management & Development	0.2
Residential Mortgage-Backed Securities	0.2
Water Utilities	0.2
Automotive	0.1
Building Products	0.1
Construction & Engineering	0.1
Construction Materials	0.1
Consumer	0.1
Containers & Packaging	0.1
Diversified Consumer Services	0.1
Energy – Integrated	0.1
Exchange Traded Fund	0.1
Paper	0.1
Railroads	0.1
Trading Companies & Distributors	0.1
U.S. Government Agency Obligations	0.1

107.5
Mortgage-Backed Security Sold Short	(0.2)
Liabilities in excess of other assets	(7.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A86

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swap agreements	$5,629		Unrealized depreciation on swap agreements	$10,016
Equity contracts	Unaffiliated investments	1,409		—	—
Interest rate contracts	Unrealized appreciation on swap agreements	410,422		Unrealized depreciation on swap agreements	1,065,043
Interest rate contracts	Due from broker — variation margin	395,402	*	Due from broker — variation margin	112,823	*

Total		$812,862			$1,187,882

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Rights	Options Purchased	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(432,184)	$(432,184)
Equity contracts	25,669	—	—	1,369,712	—	1,395,381
Interest rate contracts	—	306,223	(289,749)	(2,921,475)	310,524	(2,594,477)

Total	$25,669	$306,223	$(289,749)	$(1,551,763)	$(121,660)	$(1,631,280)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Rights	Futures	Swaps	Total
Credit contracts	$—	$—	$(20,576)	$(20,576)
Equity contracts	1,409	(314,811)	—	(313,402)
Interest rate contracts	—	598,544	(1,267,769)	(669,225)

Total	$1,409	$283,733	$(1,288,345)	$(1,003,203)

For the year ended December 31, 2012, the Portfolio’s average volume of derivative activities is as follows:

Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)
$142,355,472	$24,610,341

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))
$119,364	$13,246

SEE NOTES TO FINANCIAL STATEMENTS.

A87

FLEXIBLE MANAGED PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

ASSETS
Investments, at value including securities on loan of $105,330,771:
Unaffiliated investments (cost $2,731,248,193)	$3,199,427,079
Affiliated investments (cost $321,174,586)	311,761,638
Cash	40,080
Foreign currency, at value (cost $287,045)	287,172
Receivable for investments sold	53,749,151
Dividends and interest receivable	9,244,116
Unrealized appreciation on swap agreements	416,051
Receivable for Series shares sold	263,844
Foreign tax reclaim receivable	52,925
Due from broker—variation margin	30,318
Prepaid expenses	21,979

Total Assets	3,575,294,353

LIABILITIES
Payable for investments purchased	192,839,964
Collateral for securities on loan	107,476,994
Securities sold short, at value (proceeds received $5,930,547)	5,941,074
Management fee payable	1,657,560
Unrealized depreciation on swap agreements	1,075,059
Accrued expenses and other liabilities	272,618
Payable for Series shares repurchased	264,178
Affiliated transfer agent fee payable	926

Total Liabilities	309,528,373

NET ASSETS	$3,265,765,980

Net assets were comprised of:
Paid-in capital	$2,816,821,146
Retained earnings	448,944,834

Net assets, December 31, 2012	$3,265,765,980

Net asset value and redemption price per share, $3,265,765,980 / 183,816,553 outstanding shares of beneficial interest	$17.77

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $82,615)	$48,233,411
Interest income (net of foreign withholding taxes of $14,291)	35,602,417
Affiliated dividend income	2,135,332
Affiliated income from securities loaned, net	186,873

86,158,033

EXPENSES
Management fee	19,321,933
Custodian’s fees and expenses	468,000
Shareholders’ reports	275,000
Trustees’ fees	42,000
Audit fee	37,000
Insurance expenses	32,000
Legal fees and expenses	16,000
Transfer agent’s fee and expenses (including affiliated expense of $5,600) (Note 4)	12,000
Commitment fee on syndicated credit agreement	4,000
Miscellaneous	50,386

Total expenses	20,258,319

NET INVESTMENT INCOME	65,899,714

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	142,773,697
Futures transactions	(1,551,763)
Swap agreement transactions	(121,660)
Foreign currency transactions	(14,955)
Options written transactions	(289,749)

140,795,570

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $5,446,362)	193,665,988
Futures	283,733
Swap agreements	(1,288,345)
Foreign currencies	2,535

192,663,911

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	333,459,481

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$399,359,195

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$65,899,714	$61,901,155
Net realized gain on investment and foreign currency transactions	140,795,570	202,862,198
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	192,663,911	(135,181,474)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	399,359,195	129,581,879

DISTRIBUTIONS	(61,900,998)	(60,257,696)

SERIES SHARE TRANSACTIONS:
Series shares sold [819,611 and 664,274 shares, respectively]	14,077,527	10,513,628
Series shares issued in reinvestment of distributions [3,735,727 and 3,811,366 shares, respectively]	61,900,998	60,257,696
Series shares repurchased [10,708,816 and 11,331,831 shares, respectively]	(184,472,132)	(180,636,555)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(108,493,607)	(109,865,231)

TOTAL INCREASE (DECREASE) IN NET ASSETS	228,964,590	(40,541,048)
NET ASSETS:
Beginning of year	3,036,801,390	3,077,342,438

End of year	$3,265,765,980	$3,036,801,390

SEE NOTES TO FINANCIAL STATEMENTS.

A88

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	December 31, 2012

LONG-TERM INVESTMENTS — 96.3%
COMMON STOCKS — 96.0%	Shares	Value (Note 2)
Argentina — 0.3%
MercadoLibre, Inc.(a)	20,077	$1,577,450

Australia — 1.7%
Arrium Ltd.	447,200	435,856
Ausdrill Ltd.	123,200	367,878
Bendigo and Adelaide Bank Ltd.	103,400	921,106
Caltex Australia Ltd.	34,900	703,924
Challenger Ltd.	156,300	582,393
Downer EDI Ltd.*	214,250	918,475
Lend Lease Group	114,600	1,119,163
Metcash Ltd.	206,000	714,150
National Australia Bank Ltd.	56,700	1,491,391
Pacific Brands Ltd.	460,600	299,518
Qantas Airways Ltd.*	419,500	656,904
Rio Tinto Ltd.	14,800	1,040,578
Westpac Banking Corp.	50,100	1,372,735

		10,624,071

Austria — 0.3%
OMV AG	32,300	1,170,429
Voestalpine AG	14,500	532,781

		1,703,210

Belgium — 0.1%
AGFA-Gevaert NV*	86,100	151,152
Delhaize Group SA	18,200	733,079

		884,231

Brazil — 0.2%
BR Malls Participacoes SA	109,200	1,441,067

Canada — 1.8%
Brookfield Asset Management, Inc. (Class A Stock)	80,976	2,967,770
Canadian Pacific Railway Ltd.	23,150	2,352,503
Lululemon Athletica, Inc.*(a)	35,970	2,741,993
Toronto-Dominion Bank (The)	37,121	3,125,449

		11,187,715

China — 0.8%
Baidu, Inc., ADR*(a)	20,064	2,012,219
China Mobile, Ltd.	225,000	2,647,733

		4,659,952

Denmark — 1.0%
Coloplast A/S (Class B Stock)	39,408	1,932,575
H Lundbeck A/S	28,700	420,931
Novo Nordisk A/S (Class B Stock)	21,127	3,440,250

		5,793,756

Finland — 0.2%
Tieto OYJ	56,200	1,110,413

France — 5.0%
Arkema SA	31,221	3,278,180
AXA SA	56,700	1,018,098
BNP Paribas SA	94,633	5,387,490
Bouygues SA	21,900	651,685
Cie Generale des Etablissements Michelin	12,000	1,149,834
Credit Agricole SA*	62,500	509,007
Dassault Systemes SA	23,125	2,585,558

COMMON STOCKS (continued)	Shares	Value (Note 2)
France (continued)
Renault SA	12,300	$667,992
Sanofi	65,088	6,172,321
SCOR SE	22,000	594,631
Societe Generale*	10,800	410,645
Technip SA	22,972	2,656,404
Thales SA	20,600	717,762
Total SA	38,500	2,003,278
Valeo SA	13,300	668,063
Vivendi SA	81,530	1,843,888

		30,314,836

Germany — 4.3%
Allianz SE	9,500	1,324,278
Aurubis AG	6,200	443,541
BASF SE	12,600	1,191,461
Bayer AG	12,700	1,211,102
Bayerische Motoren Werke AG	34,778	3,384,300
Brenntag AG	11,910	1,569,096
Daimler AG	23,600	1,299,318
Deutsche Bank AG	20,300	893,099
Deutsche Post AG	43,100	949,305
E.ON AG	26,300	493,286
Freenet AG	37,500	695,009
Fresenius Se & Co. KGaA	25,766	2,964,868
Hannover Rueckversicherung AG	8,600	673,588
Lanxess AG	8,100	714,257
Merck KGaA	2,800	369,027
Metro AG	21,300	591,745
Muenchener Rueckversicherungs AG	6,300	1,137,331
Rheinmetall AG	13,300	646,113
RWE AG	18,800	779,781
SAP AG	37,533	3,018,145
Volkswagen AG	9,000	1,952,446

		26,301,096

Hong Kong — 1.5%
AIA Group Ltd.	967,200	3,836,239
Cheung Kong Holdings Ltd.	46,000	715,733
First Pacific Co. Ltd.	858,000	947,502
Hutchison Port Holdings Trust (Class U Stock)	2,393,000	1,890,470
Kingboard Chemical Holdings Ltd.	180,000	649,997
Singamas Container Holdings Ltd.	2,676,000	654,556
Yue Yuen Industrial Holdings Ltd.	154,000	520,859

		9,215,356

Indonesia — 0.3%
PT Bank Rakyat Indonesia (Persero Tbk)	2,410,000	1,747,862

Ireland — 0.4%
Accenture PLC (Class A Stock)	15,646	1,040,459
Allied Irish Banks PLC*	42,100	2,779
Irish Life & Permanent Group Holdings PLC*	51,300	1,463
XL Group PLC	63,000	1,578,780

		2,623,481

Israel — 0.6%
Bank Hapoalim BM*	176,900	758,979
Check Point Software Technologies Ltd.*(a)	41,775	1,990,161

SEE NOTES TO FINANCIAL STATEMENTS.

A89

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

COMMON STOCKS (continued)	Shares	Value (Note 2)
Israel (continued)
Elbit Systems Ltd.	11,400	$457,434
Teva Pharmaceutical Industries Ltd.	12,500	464,494

		3,671,068

Italy — 0.7%
Banco Popolare SC*	38,200	63,610
Enel SpA	323,000	1,343,520
ENI SpA	70,800	1,734,434
Finmeccanica SpA*	43,100	249,430
Parmalat SpA	223,200	519,321
Telecom Italia SpA	626,400	568,189

		4,478,504

Japan — 6.7%
Alpine Electronics, Inc.	22,700	209,870
Aoyama Trading Co. Ltd.	39,100	749,413
Aozora Bank Ltd.	278,000	854,772
Daito Trust Construction Co. Ltd.	11,300	1,067,964
FANUC Corp.	16,200	3,014,004
Fuji Heavy Industries Ltd.	117,000	1,475,408
Fukuoka Financial Group, Inc.	129,000	516,616
Hitachi Capital Corp.	36,800	759,066
ITOCHU Corp.	87,400	923,739
JX Holdings, Inc.	101,400	572,481
KDDI Corp.	26,000	1,838,130
Keihin Corp.	24,500	351,408
K’s Holdings Corp.	19,700	501,477
Kurabo Industries Ltd.	173,100	295,594
Kyowa Exeo Corp.	81,900	823,753
Makita Corp.	48,300	2,243,746
Marubeni Corp.	176,000	1,262,843
Mitsubishi Corp.	34,500	664,227
Mitsubishi UFJ Financial Group, Inc.	140,200	758,638
Mitsui & Co. Ltd.	56,300	843,873
Mizuho Financial Group, Inc.	703,200	1,289,307
Nichii Gakkan Co.	40,300	320,126
Nichirei Corp.	118,000	616,417
Nippon Electric Glass Co. Ltd.	54,000	307,476
Nippon Shokubai Co. Ltd.	68,000	696,532
Nippon Telegraph & Telephone Corp.	37,000	1,557,810
NTT DoCoMo, Inc.	900	1,297,368
ORIX Corp.	34,140	3,856,404
Otsuka Holdings Co. Ltd.	32,500	915,567
Sankyu, Inc.	210,000	795,198
Seino Holdings Corp.	65,000	412,368
Shimachu Co. Ltd.	30,700	644,976
Sumitomo Corp.	88,900	1,140,570
Sumitomo Mitsui Financial Group, Inc.	125,000	4,542,727
Sumitomo Mitsui Trust Holdings, Inc.	64,070	225,738
Toagosei Co. Ltd.	147,000	577,018
Toyo Suisan Kaisha Ltd.	17,000	452,944
Toyota Tsusho Corp.	34,300	846,619
Yokohama Rubber Co. Ltd. (The)	100,000	724,897

		40,947,084

Liechtenstein
Verwaltungs-und Privat-Bank AG	2,100	149,237

COMMON STOCKS (continued)	Shares	Value (Note 2)
Mexico — 0.4%
Fomento Economico Mexicano SAB de CV, ADR*	21,316	$2,146,521

Netherlands — 1.5%
Aegon NV	104,300	673,763
ASM Pacific Technology Ltd.	177,200	2,175,497
ING Groep NV CVA*	83,900	796,885
Koninklijke Ahold NV	99,700	1,336,885
Koninklijke DSM NV	17,700	1,078,745
Koninklijke KPN NV	82,600	408,486
Unilever NV CVA	64,874	2,482,327

		8,952,588

New Zealand — 0.1%
Air New Zealand Ltd.	737,900	793,351

Norway — 0.8%
DnB ASA	54,100	691,488
Statoil ASA	140,491	3,541,023
Yara International ASA	14,000	698,021

		4,930,532

Peru — 0.4%
Credicorp Ltd.	18,264	2,676,772

Singapore — 0.2%
Golden Agri-Resources Ltd.	1,765,200	949,944

South Africa — 0.9%
Aspen Pharmacare Holdings Ltd.	59,439	1,190,044
Discovery Holdings Ltd.	280,129	2,066,226
FirstRand Ltd.	589,276	2,168,393

		5,424,663

South Korea — 0.6%
Samsung Electronics Co. Ltd.	2,451	3,521,596

Spain — 1.1%
Banco Bilbao Vizcaya Argentaria SA	60,800	564,886
Banco Espanol de Credito SA	79,800	378,195
Banco Santander SA	126,300	1,026,447
Inditex SA	24,333	3,418,959
Repsol YPF SA	57,200	1,167,615
Telefonica SA	25,100	339,832

		6,895,934

Sweden — 1.0%
Atlas Copco AB (Class A Stock)	110,621	3,067,552
Boliden AB	64,800	1,231,265
NCC AB (Class B Stock)	15,700	330,091
Swedbank AB (Class A Stock)	50,400	990,127
Trelleborg AB (Class B Stock)	54,200	677,843

		6,296,878

Switzerland — 3.5%
Baloise Holding AG	11,400	984,650
Credit Suisse Group AG*	26,000	634,566
Geberit AG	9,183	2,035,644
Georg Fischer AG*	2,000	808,214
Glencore International PLC(a)	488,834	2,823,925
Lindt & Spruengli AG	27	1,021,942
Novartis AG	21,400	1,351,908
OC Oerlikon Corp. AG*	63,800	726,577

SEE NOTES TO FINANCIAL STATEMENTS.

A90

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

COMMON STOCKS (continued)	Shares	Value (Note 2)
Switzerland (continued)
Partners Group Holding AG	10,085	$2,331,446
Roche Holding AG	6,100	1,233,305
Swiss Life Holding AG*	6,100	814,205
Swiss Re AG*	19,300	1,399,227
Syngenta AG	8,780	3,547,000
UBS AG*	15,600	244,123
Zurich Financial Services AG*	5,800	1,554,157

		21,510,889

United Kingdom — 11.3%
Alent PLC*	81,100	406,824
ARM Holdings PLC	219,992	2,778,236
AstraZeneca PLC	55,900	2,649,099
Aviva PLC	144,400	893,544
Babcock International Group PLC	113,011	1,783,890
BAE Systems PLC	256,400	1,425,127
Barclays PLC	287,100	1,247,163
Beazley PLC	175,100	509,710
Berendsen PLC	24,300	235,464
Berkeley Group Holdings PLC	67,066	1,929,367
Bodycote PLC	93,600	699,904
BP PLC	339,100	2,357,744
BT Group PLC	478,600	1,825,965
Cable & Wireless Communications PLC	917,400	530,031
Compass Group PLC	239,814	2,846,788
Darty PLC	365,500	343,334
Debenhams PLC	301,400	562,713
Diageo PLC	87,510	2,548,883
Experian PLC	109,293	1,761,476
GlaxoSmithKline PLC	23,400	509,474
Home Retail Group PLC	107,200	223,683
HSBC Holdings PLC	305,200	3,234,903
InterContinental Hotels Group PLC	85,307	2,392,051
Intermediate Capital Group PLC	142,000	741,390
Intertek Group PLC	42,830	2,175,633
J Sainsbury PLC	259,000	1,465,337
John Wood Group PLC	132,086	1,579,034
Johnson Matthey PLC	59,747	2,347,060
Legal & General Group PLC	483,800	1,160,094
Marks & Spencer Group PLC	140,600	883,201
Marston’s PLC	339,130	679,558
Mondi PLC	105,500	1,164,508
Old Mutual PLC	314,825	924,656
Premier Foods PLC*	152,560	281,882
Rolls-Royce Holdings PLC*	145,794	2,091,190
Royal Bank of Scotland Group PLC*	26,352	140,850
Royal Dutch Shell PLC (Class B Stock)	200,992	7,170,691
Royal Dutch Shell PLC, ADR	29,250	2,016,787
RSA Insurance Group PLC	300,200	619,967
TESCO PLC	302,900	1,668,556
Thomas Cook Group PLC*	164,000	130,099
Vesuvius PLC	81,100	455,833
Vodafone Group PLC	547,900	1,379,216
Weir Group PLC (The)	66,345	2,051,604
WM Morrison Supermarkets PLC	320,700	1,376,983
Wolseley PLC	59,615	2,850,727

		69,050,229

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States — 48.3%
3M Co.	31,800	$2,952,630
AES Corp.	131,900	1,411,330
Allstate Corp. (The)	51,150	2,054,695
Amazon.com, Inc.*	3,314	832,278
American Express Co.	34,200	1,965,816
American International Group, Inc.*	25,486	899,656
American Tower Corp.	42,106	3,253,531
Ameriprise Financial, Inc.	17,950	1,124,209
Amgen, Inc.	21,300	1,838,616
Apache Corp.	11,050	867,425
Apple, Inc.	8,794	4,687,466
AT&T, Inc.	114,300	3,853,053
AutoZone, Inc.*	8,472	3,002,731
Avon Products, Inc.	61,100	877,396
Baker Hughes, Inc.	34,600	1,413,064
Bank of America Corp.	287,500	3,335,000
Biogen Idec, Inc.*	34,316	5,033,128
Boeing Co. (The)	15,400	1,160,544
Bristol-Myers Squibb Co.	71,554	2,331,945
Cablevision Systems Corp. (Class A Stock)(a)	48,600	726,084
CBS Corp. (Class B Stock)	123,844	4,712,264
Celanese Corp., Ser. A	33,850	1,507,341
Charles Schwab Corp. (The)(a)	84,000	1,206,240
Chevron Corp.	43,050	4,655,427
Chipotle Mexican Grill, Inc.*	5,671	1,686,896
Cisco Systems, Inc.	110,400	2,169,360
Citigroup, Inc.	89,156	3,527,011
Comcast Corp. (Class A Stock)	86,996	3,251,910
CONSOL Energy, Inc.	37,200	1,194,120
Covidien PLC	36,850	2,127,719
Cummins, Inc.	19,146	2,074,469
Danaher Corp.	31,220	1,745,198
Dell, Inc.	167,200	1,693,736
Dick’s Sporting Goods, Inc.	14,101	641,454
Dollar General Corp.*(a)	29,029	1,279,888
eBay, Inc.*	63,438	3,236,607
Emerson Electric Co.	20,000	1,059,200
Entergy Corp.	31,550	2,011,312
EQT Corp.	21,600	1,273,968
Equinix, Inc.*(a)	12,318	2,539,972
Estee Lauder Cos., Inc. (The) (Class A Stock)	20,238	1,211,447
Exelon Corp.	59,800	1,778,452
Express Scripts Holding Co.*	58,399	3,153,546
Exxon Mobil Corp.	50,300	4,353,465
Fifth Third Bancorp	91,700	1,392,923
Foot Locker, Inc.	1,512	48,565
General Electric Co.	160,700	3,373,093
General Motors Co.*(a)	92,300	2,661,009
Gilead Sciences, Inc.*	65,202	4,789,087
GNC Holdings, Inc. (Class A Stock)	33,756	1,123,400
Goldman Sachs Group, Inc. (The)	6,425	819,573
Google, Inc. (Class A Stock)*	2,347	1,664,891
Hess Corp.	28,500	1,509,360
Home Depot, Inc. (The)	41,910	2,592,133
Honeywell International, Inc.	25,600	1,624,832
Illinois Tool Works, Inc.	22,350	1,359,103

SEE NOTES TO FINANCIAL STATEMENTS.

A91

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Ingersoll-Rand PLC	24,650	$1,182,214
International Business Machines Corp.	5,850	1,120,567
International Paper Co.	67,300	2,681,232
Intuitive Surgical, Inc.*	4,942	2,423,409
Invesco Ltd.	52,100	1,359,289
Johnson & Johnson(a)	43,450	3,045,845
JPMorgan Chase & Co.	115,050	5,058,749
Kellogg Co.	26,550	1,482,817
Kinder Morgan, Inc.	47,988	1,695,416
Kohl’s Corp.	49,400	2,123,212
Liberty Global, Inc. (Class A Stock)*	33,104	2,085,221
Liberty Media Corp. — Liberty Starz, Ser. A (Class A Stock)*	4,500	522,045
Limited Brands, Inc.	34,312	1,614,723
LinkedIn Corp. (Class A Stock)*	7,245	831,871
Lockheed Martin Corp.	9,150	844,453
Lowe’s Cos., Inc.	166,811	5,925,127
LyondellBasell Industries NV (Class A Stock)	79,258	4,524,839
Madison Square Garden, Inc. (The) (Class A Stock)*	12,700	563,245
Marsh & McLennan Cos., Inc.	83,100	2,864,457
McDonald’s Corp.	18,788	1,657,289
Merck & Co., Inc.	92,400	3,782,856
MetLife, Inc.	33,100	1,090,314
Microsoft Corp.	128,700	3,440,151
Monsanto Co.	46,115	4,364,785
Morgan Stanley	145,900	2,789,608
Murphy Oil Corp.	18,800	1,119,540
National Oilwell Varco, Inc.	49,748	3,400,276
Newfield Exploration Co.*	41,600	1,114,048
NIKE, Inc. (Class B Stock)	59,690	3,080,004
NRG Energy, Inc.	100,900	2,319,691
Nucor Corp.	18,200	785,876
Pentair Ltd.*	54,630	2,685,064
PepsiCo, Inc.	28,350	1,939,991
Perrigo Co.	7,907	822,565
Pfizer, Inc.	184,800	4,634,784
PNC Financial Services Group, Inc.	19,800	1,154,538
Precision Castparts Corp.	22,172	4,199,820
priceline.com, Inc.*	5,022	3,119,666
Procter & Gamble Co. (The)	42,600	2,892,114
QUALCOMM, Inc.	81,230	5,037,885
Raytheon Co.	26,500	1,525,340
Schlumberger Ltd.	73,156	5,068,979
SLM Corp.	70,300	1,204,239
Southwest Airlines Co.	266,100	2,724,864
Spectra Energy Corp.	72,000	1,971,360
St Joe Co. (The)*(a)	46,400	1,070,912
Starbucks Corp.	44,871	2,405,983
Starwood Hotels & Resorts Worldwide, Inc.	84,269	4,833,670
TE Connectivity Ltd.	30,800	1,143,296
Texas Instruments, Inc.	30,700	949,858
Thermo Fisher Scientific, Inc.	30,750	1,961,235
Time Warner, Inc.	58,250	2,786,098
Time Warner Cable, Inc.	35,000	3,401,650
TJX Cos., Inc.	97,411	4,135,097
U.S. Bancorp	118,659	3,789,968

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Union Pacific Corp.	41,894	$5,266,913
United Rentals, Inc.*(a)	8,860	403,307
United Technologies Corp.	32,350	2,653,024
Visa, Inc. (Class A Stock)	33,301	5,047,766
VMware, Inc. (Class A Stock)*	25,806	2,429,377
Vulcan Materials Co.	27,100	1,410,555
W.W. Grainger, Inc.	17,430	3,527,309
Wal-Mart Stores, Inc.	15,950	1,088,269
Wells Fargo & Co.	227,647	7,780,974
Western Union Co. (The)	76,300	1,038,443
Weyerhaeuser Co.	76,800	2,136,576
Wynn Resorts Ltd.	32,646	3,672,349
Yum! Brands, Inc.	21,711	1,441,610

		294,918,185

TOTAL COMMON STOCKS (cost $511,859,493)		586,498,471

PREFERRED STOCK — 0.3%
United States — 0.3%
Wells Fargo & Co. (cost $1,510,954)	63,000	1,849,050

RIGHTS
Spain
Repsol SA* (cost $0)	57,200	34,882

TOTAL LONG-TERM INVESTMENTS (cost $513,370,447)		588,382,403

SHORT-TERM INVESTMENT — 7.0%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund, (cost $42,665,186; includes $18,114,025 of cash collateral received for securities on loan) (Note 4) (b)(c)	42,665,186	42,665,186

TOTAL INVESTMENTS — 103.3% (cost $556,035,633)		631,047,589
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(19,857,804)

NET ASSETS — 100.0%		$611,189,785

The following abbreviations are used in portfolio descriptions:

ADR	American Depository Receipt
CVA	Certificate Van Aandelen (Bearer)

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,903,679; cash collateral of $18,114,025 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on December 31, 2012. Collateral was subsequently received on the following business day and the portfolio remained in compliance.

SEE NOTES TO FINANCIAL STATEMENTS.

A92

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.

Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$1,577,450	$—	$—
Australia	—	10,624,071	—
Austria	—	1,703,210	—
Belgium	151,152	733,079	—
Brazil	1,441,067	—	—
Canada	11,187,715	—	—
China	2,012,219	2,647,733	—
Denmark	420,931	5,372,825	—
Finland	—	1,110,413	—
France	—	30,314,836	—
Germany	—	26,301,096	—
Hong Kong	1,890,470	7,324,886	—
Indonesia	—	1,747,862	—
Ireland	2,623,481	—	—
Israel	1,990,161	1,680,907	—
Italy	—	4,478,504	—
Japan	—	40,947,084	—
Liechtenstein	149,237	—	—

	Level 1	Level 2	Level 3
Mexico	$2,146,521	$—	$—
Netherlands	—	8,952,588	—
New Zealand	—	793,351	—
Norway	—	4,930,532	—
Peru	2,676,772	—	—
Singapore	—	949,944	—
South Africa	—	5,424,663	—
South Korea	—	3,521,596	—
Spain	—	6,895,934	—
Sweden	—	6,296,878	—
Switzerland	—	21,510,889	—
United Kingdom	3,114,908	65,935,321	—
United States	294,918,185	—	—
Preferred Stock	—	—	—
United States	1,849,050	—	—
Rights
Spain	34,882	—	—
Affiliated Money Market Mutual Fund	42,665,186	—	—

Total	$370,849,387	$260,198,202	$—

Fair value of Level 2 investments at December 31, 2011 was $116,496. An amount of $35,318,999 was transferred from Level 1 into Level 2 at December 31, 2012 as a result of fair valuing such foreign securities using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2012 was as follows:

Commercial Banks	8.3%
Affiliated Money Market Mutual Fund (including 3.0% of collateral received for securities on loan)	7.0
Oil, Gas & Consumable Fuels	6.9
Pharmaceuticals	5.7
Insurance	4.7
Chemicals	4.1
Specialty Retail	4.0
Hotels, Restaurants & Leisure	3.6
Machinery	3.6
Diversified Financial Services	3.3
Media	3.0
Aerospace & Defense	2.8
Energy Equipment & Services	2.3
Trading Companies & Distributors	2.3
Software	2.2

Capital Markets	2.0%
Automobiles	1.9
Biotechnology	1.9
Internet Software & Services	1.9
Diversified Telecommunication	1.8
Food & Staples Retailing	1.5
IT Services	1.5
Semiconductors & Semiconductor	1.5
Industrial Conglomerates	1.4
Real Estate Management & Development	1.4
Road & Rail	1.4
Food Products	1.3
Wireless Telecommunication Services	1.3
Communications Equipment	1.2
Metals & Mining	1.2
Beverages	1.1

SEE NOTES TO FINANCIAL STATEMENTS.

A93

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

Industry table (cont.)
Healthcare Equipment & Supplies	1.1%
Healthcare Providers & Services	1.1
Textiles, Apparel & Luxury Goods	1.1
Computers & Peripherals	1.0
Real Estate Investment Trusts	0.9
Electric Utilities	0.8
Multiline Retail	0.8
Airlines	0.7
Internet & Catalog Retail	0.7
Consumer Finance	0.6
Independent Power Producers & Energy Traders	0.6
Paper & Forest Products	0.6
Professional Services	0.6
Auto Components	0.5
Commercial Services & Supplies	0.5

Household Products	0.5%
Construction & Engineering	0.4
Household Durables	0.4
Building Products	0.3
Electronic Equipment & Instruments	0.3
Life Sciences Tools & Services	0.3
Personal Products	0.3
Transportation Infrastructure	0.3
Air Freight & Logistics	0.2
Construction Materials	0.2
Electrical Equipment	0.2
Multi-Utilities	0.2

103.3
Liabilities in excess of other assets	(3.3)

100.0%

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Rights	Forward Currency Contracts	Futures	Total
Equity contracts	$(370,773)	$—	$252,436	$(118,337)
Foreign exchange contracts	—	521,491	—	521,491

Total	$(370,773)	$521,491	$252,436	$403,154

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Forward Currency Contracts
Foreign exchange contracts	$33,436

For the year ended December 31, 2012, the Portfolio’s average volume of derivative activities are as follows:

Forward Currency Contracts—Purchased (Value at Settlement Date Payable)	Forward Currency Contracts—Sold (Value at Settlement Date Receivable)	Futures Long Position (Value at Trade Date)
$2,139,442	$7,071,940	$277,730

SEE NOTES TO FINANCIAL STATEMENTS.

A94

GLOBAL PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

ASSETS
Investments, at value including securities on loan of $17,903,679:
Unaffiliated investments (cost $513,370,447)	$588,382,403
Affiliated investments (cost $42,665,186)	42,665,186
Foreign currency, at value (cost $2,250,794)	2,243,409
Receivable for investments sold	814,394
Foreign tax reclaim receivable	713,704
Dividends and interest receivable	464,710
Receivable for Series shares sold	4,332
Prepaid expenses	3,992

Total Assets	635,292,130

LIABILITIES
Collateral for securities on loan	18,114,025
Payable for investments purchased	5,283,447
Management fee payable	384,453
Accrued expenses and other liabilities	227,911
Payable for Series shares repurchased	91,583
Affiliated transfer agent fee payable	926

Total Liabilities	24,102,345

NET ASSETS	$611,189,785

Net assets were comprised of:
Paid-in capital	$617,193,503
Retained earnings	(6,003,718)

Net assets, December 31, 2012	$611,189,785

Net asset value and redemption price per share, $611,189,785 / 31,236,282 outstanding shares of beneficial interest	$19 .57

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $57,645)	$15,668,417
Affiliated income from securities loaned, net	116,684
Affiliated dividend income	37,542
Interest	24,939

15,847,582

EXPENSES
Management fee	4,470,285
Custodian’s fees and expenses	258,000
Shareholders’ reports	148,000
Audit fee	25,000
Trustees’ fees	16,000
Legal fees and expenses	12,000
Transfer agent’s fee and expenses (including affiliated expense of $5,600) (Note 4)	12,000
Insurance expenses	6,000
Commitment fee on syndicated credit agreement	3,000
Miscellaneous	40,920

Total expenses	4,991,205

NET INVESTMENT INCOME	10,856,377

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	15,419,632
Futures transactions	252,436
Foreign currency transactions	345,856

16,017,924

Net change in unrealized appreciation (depreciation) on:
Investments	68,499,603
Foreign currencies	108,142

68,607,745

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	84,625,669

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$95,482,046

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$10,856,377	$9,580,870
Net realized gain on investments and foreign currencies	16,017,924	26,174,487
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	68,607,745	(78,509,307)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	95,482,046	(42,753,950)

DISTRIBUTIONS	(9,580,386)	(9,684,066)

SERIES SHARE TRANSACTIONS:
Series shares sold [392,325 and 843,518 shares, respectively]	7,205,788	15,384,776
Series shares issued in reinvestment of distributions [555,063 and 525,167 shares, respectively]	9,580,386	9,684,066
Series shares repurchased [3,015,270 and 3,129,794 shares, respectively]	(55,676,472)	(56,971,187)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(38,890,298)	(31,902,345)

TOTAL INCREASE (DECREASE) IN NET ASSETS	47,011,362	(84,340,361)
NET ASSETS:
Beginning of year	564,178,423	648,518,784

End of year	$611,189,785	$564,178,423

SEE NOTES TO FINANCIAL STATEMENTS.

A95

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	December 31, 2012

LONG-TERM INVESTMENTS — 96.4%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Asset-Backed Securities — 1.1%
Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8	5.650%	09/20/19	$1,500	$1,816,848
Small Business Administration Participation Certificates, Ser. 1996-20J, Class 1	7.200%	10/01/16	675	718,459
Ser. 1997-20A, Class 1	7.150%	01/01/17	495	529,811
Ser. 1997-20G, Class 1	6.850%	07/01/17	268	287,845
Ser. 1998-20I, Class 1	6.000%	09/01/18	654	711,852

				4,064,815

Collateralized Mortgage Obligations — 1.1%
Federal Home Loan Mortgage Corp., Ser. 2002-2496, Class PM	5.500%	09/15/17	927	992,106
Ser. 2002-2501, Class MC	5.500%	09/15/17	310	329,685
Ser. 2002-2513, Class HC	5.000%	10/15/17	1,685	1,795,681
Federal National Mortgage Association, Ser. 2002-18, Class PC	5.500%	04/25/17	377	383,100
Ser. 2002-57, Class ND	5.500%	09/25/17	365	387,652
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-E, Class A1(a)	0.830%	10/25/28	87	84,400
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(a)	2.775%	02/25/34	302	304,575

				4,277,199

Commercial Mortgage-Backed Securities — 17.2%
Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Class A4(a)	5.702%	12/10/49	2,000	2,356,322
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A3	5.293%	12/11/49	1,800	1,869,770
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(a)	5.748%	06/10/46	2,000	2,271,400
Ser. 2012-CR5, Class A3	2.540%	12/10/45	1,000	999,362
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(a)	5.800%	05/15/46	727	774,321
Federal National Mortgage Association, Ser. 2012-M13, Class A2	2.377%	05/25/22	1,850	1,882,591
FHLMC Multifamily Structured Pass-Through Certificates, Ser. 2009-K003, Class A5	5.085%	03/25/19	250	296,369
Ser. 2009-K004, Class A2	4.186%	08/25/19	3,725	4,297,346
Ser. 2010-K005, Class A2	4.317%	11/25/19	2,700	3,141,515
Ser. 2010-K007, Class A2	4.224%	03/25/20	3,600	4,181,584
Ser. 2011-K010, Class A2	4.333%	10/25/20	3,600	4,193,820
Ser. 2011-K011, Class A2	4.084%	11/25/20	3,600	4,143,049
Ser. 2011-K013, Class A2	3.974%	01/25/21	3,525	4,037,863
Ser. 2011-K016, Class A2(b)	2.968%	10/25/21	2,800	3,000,060
Ser. 2012-K020, Class X1, I/O(a)	1.479%	05/25/22	9,481	1,011,180
Ser. 2012-K021, Class A2	2.396%	06/25/22	3,600	3,658,953
Ser. 2012-K021, Class X1, I/O	1.516%	06/25/22	9,996	1,111,193
Ser. 2012-K022, Class A2	2.355%	07/25/22	3,550	3,587,151
Ser. 2012-K023, Class A2	2.307%	08/25/22	3,500	3,523,629
Ser. 2012-K501, Class X1A, I/O(a)	1.755%	08/25/16	4,259	199,408
Ser. 2012-K710, Class X1, I/O(a)	1.784%	05/25/19	8,487	809,416
Ser. 2012-K711, Class X1, I/O	1.712%	07/25/19	7,998	743,414
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	5.381%	03/10/39	1,610	1,661,562
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2	5.778%	08/10/45	938	942,277
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A3(a)	5.812%	06/15/49	1,000	1,072,725
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-9, Class A2	5.590%	09/12/49	1,059	1,058,904
Morgan Stanley Capital I Trust, Ser. 2005-IQ10, Class A4B(a)	5.284%	09/15/42	800	884,193
NCUA Gtd. Notes, Ser. 2010-C1, Class A2	2.900%	10/29/20	2,600	2,771,512
UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Class A4	2.792%	12/10/45	1,300	1,314,605
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A5(a)	5.416%	01/15/45	1,500	1,696,382
Ser. 2006-C25, Class A5(a)	5.736%	05/15/43	2,000	2,303,990

				65,795,866

SEE NOTES TO FINANCIAL STATEMENTS.

A96

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

LONG-TERM INVESTMENTS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Corporate Bonds — 2.4%
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	0.875%	02/14/17	$1,025	$1,033,302
DEPFA ACS Bank (Ireland), Covered Notes, 144A	5.125%	03/16/37	1,520	1,186,655
Kreditanstalt Fuer Wiederaufbau (Germany), Gtd. Notes	2.375%	08/25/21	660	687,588
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%	10/23/22	3,075	3,030,191
Westpac Banking Corp. (Australia), Covered Notes, 144A(b)	1.250%	12/15/17	3,220	3,215,814

				9,153,550

Mortgage-Backed Securities — 39.5%
Federal Home Loan Mortgage Corp.(a)	2.354%	05/01/34	615	653,450
Federal Home Loan Mortgage Corp.(c)	3.000%	TBA 15 Year	1,500	1,575,000
Federal Home Loan Mortgage Corp.	4.000%	06/01/26-12/01/40	2,974	3,166,646
Federal Home Loan Mortgage Corp.	4.500%	09/01/39	6,349	6,813,422
Federal Home Loan Mortgage Corp.	5.000%	06/01/33-05/01/34	3,508	3,835,313
Federal Home Loan Mortgage Corp.	5.500%	05/01/37-05/01/38	3,024	3,267,642
Federal Home Loan Mortgage Corp.	6.000%	09/01/34-08/01/39	1,846	2,014,053
Federal Home Loan Mortgage Corp.	6.500%	05/01/13-09/01/32	164	185,700
Federal National Mortgage Association(a)	2.144%	07/01/33	1,892	2,008,592
Federal National Mortgage Association(a)	2.235%	06/01/34	523	554,009
Federal National Mortgage Association(a)	2.393%	08/01/33	1,211	1,288,468
Federal National Mortgage Association(c)	2.500%	TBA 15 Year	6,500	6,796,562
Federal National Mortgage Association(a)	2.526%	04/01/34	232	246,639
Federal National Mortgage Association(a)	2.676%	04/01/34	434	461,148
Federal National Mortgage Association(c)	3.000%	TBA 15 Year	4,500	4,749,610
Federal National Mortgage Association	3.500%	06/01/39	797	850,264
Federal National Mortgage Association(c)	3.500%	TBA 15 Year	1,000	1,060,781
Federal National Mortgage Association	3.500%	TBA 30 Year	7,500	7,981,933
Federal National Mortgage Association	3.500%	TBA 30 Year	27,000	28,785,586
Federal National Mortgage Association	4.500%	05/01/40	7,478	8,302,686
Federal National Mortgage Association(c)	4.500%	TBA 30 Year	2,000	2,160,391
Federal National Mortgage Association	5.000%	07/01/18-05/01/36	6,099	6,636,518
Federal National Mortgage Association	5.500%	01/01/17-11/01/35	12,915	14,402,087
Federal National Mortgage Association	6.000%	11/01/14-05/01/38	3,825	4,245,658
Federal National Mortgage Association	6.500%	01/01/15-10/01/37	2,515	2,836,891
Federal National Mortgage Association	7.000%	12/01/31-01/01/36	495	590,846
Federal National Mortgage Association	8.000%	03/01/22-02/01/26	20	20,450
Federal National Mortgage Association	9.000%	02/01/25-04/01/25	81	94,123
Government National Mortgage Association(c)	3.000%	TBA 30 Year	4,000	4,252,500
Government National Mortgage Association	3.500%	TBA 30 Year	500	542,383
Government National Mortgage Association	4.000%	06/15/40	908	1,002,689
Government National Mortgage Association(c)	4.000%	TBA 30 Year	5,000	5,444,532
Government National Mortgage Association(c)	4.000%	TBA 30 Year	4,000	4,386,875
Government National Mortgage Association	4.500%	02/20/41	2,572	2,837,492
Government National Mortgage Association(c)	4.500%	TBA 30 Year	9,500	10,401,016
Government National Mortgage Association	5.000%	07/15/33-04/15/34	1,467	1,614,038
Government National Mortgage Association(c)	5.000%	TBA 30 Year	2,000	2,187,187
Government National Mortgage Association	5.500%	03/15/34-03/15/36	1,261	1,389,300
Government National Mortgage Association	6.500%	07/15/32-08/15/32	341	398,912
Government National Mortgage Association	7.000%	03/15/23-08/15/28	854	1,002,606
Government National Mortgage Association	7.500%	12/15/25-02/15/26	163	193,131
Government National Mortgage Association	8.500%	09/15/24-04/15/25	211	254,150

				151,491,279

Municipal Bond — 0.2%
State of Utah, BABs, Ser. D	4.554%	07/01/24	630	740,597

U.S. Government Agency Obligations — 2.2%
Federal Home Loan Mortgage Corp.	1.250%	10/02/19	2,105	2,098,841
Federal Home Loan Mortgage Corp., Ser. 1	0.750%	01/12/18	1,380	1,370,653
Federal National Mortgage Association(b)(d)	0.875%	12/20/17	4,905	4,914,579

				8,384,073

SEE NOTES TO FINANCIAL STATEMENTS.

A97

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

LONG-TERM INVESTMENTS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Securities — 32.7%
U.S. Treasury Bonds(d)	2.750%	08/15/42	$3,125	$3,017,578
U.S. Treasury Bonds	2.750%	11/15/42	9,865	9,504,605
U.S. Treasury Bonds	3.000%	05/15/42	1,645	1,675,844
U.S. Treasury Notes	0.625%	11/30/17	1,842	1,835,813
U.S. Treasury Notes	0.750%	12/31/17	48,620	48,699,785
U.S. Treasury Notes	1.125%	12/31/19	55	54,845
U.S. Treasury Notes	4.500%	11/15/15	4,710	5,266,369
U.S. Treasury Notes(d)(e)	4.625%	11/15/16	1,840	2,129,226
U.S. Treasury Strip Principal(f)	0.410%	02/15/16	15,870	15,668,594
U.S. Treasury Strips Coupon(b)(g)	0.330%	05/15/15	12,430	12,333,295
U.S. Treasury Strips Coupon(g)	2.180%	08/15/24	10,095	7,843,179
U.S. Treasury Strips Coupon(g)	2.260%	02/15/25	925	703,740
U.S. Treasury Strips Coupon(g)	2.610%	05/15/25	5,815	4,378,776
U.S. Treasury Strips Coupon(b)(g)	2.880%	08/15/26	4,045	2,893,696
U.S. Treasury Strips Coupon(g)	3.020%	05/15/27	5,240	3,636,979
U.S. Treasury Strips Coupon(g)	3.120%	11/15/27	6,000	4,079,136
U.S. Treasury Strips Coupon(g)	3.910%	08/15/33	2,725	1,498,172

				125,219,632

TOTAL LONG-TERM INVESTMENTS (cost $356,476,838)				369,127,011

			Shares
SHORT-TERM INVESTMENTS — 28.2%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $53,867,236)(h)			5,465,737	50,448,749
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $57,574,510; includes $12,971,111 of cash collateral received for securities on loan)(h)(i)			57,574,510	57,574,510

TOTAL AFFILIATED MUTUAL FUNDS (cost $111,441,746)				108,023,259

TOTAL INVESTMENTS — 124.6% (cost $467,918,584)				477,150,270
LIABILITIES IN EXCESS OF OTHER ASSETS(j) — (24.6)%				(94,244,934)

NET ASSETS — 100.0%				$382,905,336

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
FHLMC	Federal Home Loan Mortgage Corporation
I/O	Interest Only
NCUA	National Credit Union Administration
TBA	To Be Announced

#	Principal amount shown in U.S. dollars unless otherwise stated.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2012.

(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,711,875; cash collateral of $12,971,111 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	All or partial principal amount totaling $39,500,000 represents to-be-announced (“TBA”) securities acquired under mortgage dollar roll agreement.

(d)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(f)	Represents zero coupon bond. Rate shown reflects the effective yield on December 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS.

A98

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

(g)	Rate shown reflects the effective yield at December 31, 2012.

(h)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(j)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at December 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2012	Unrealized Appreciation/ (Depreciation)
Long Positions:
156	2 Year U.S. Treasury Notes	Mar. 2013	$34,379,911	$34,393,125	$13,214
83	5 Year U.S. Treasury Notes	Mar. 2013	10,314,179	10,326,367	12,188
14	U.S. Ultra Bond	Mar. 2013	2,288,330	2,276,313	(12,017)

					13,385

Short Positions:
33	10 Year U.S. Treasury Notes	Mar. 2013	4,369,600	4,381,781	(12,181)
137	U.S. Long Bond	Mar. 2013	20,551,707	20,207,500	344,207

					332,026

					$345,411

Interest rate swap agreements outstanding at December 31, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter swap agreements:
$17,980	08/31/16	0.934%	3 month LIBOR(1)	$283,394	$—	$283,394	Credit Suisse International
5,595	08/31/16	0.978%	3 month LIBOR(2)	(98,049)	—	(98,049)	JPMorgan Chase Bank, NA
5,595	08/31/16	0.975%	3 month LIBOR(2)	(97,270)	—	(97,270)	JPMorgan Chase Bank, NA
880	09/14/16	1.206%	3 month LIBOR(2)	(23,055)	—	(23,055)	Deutsche Bank AG
26,910	11/30/16	0.945%	3 month LIBOR(2)	(350,905)	—	(350,905)	Citibank, NA
16,695	11/30/16	0.913%	3 month LIBOR(2)	(196,212)	—	(196,212)	JPMorgan Chase Bank, NA
9,525	02/28/17	0.680%	3 month LIBOR(1)	4,659	—	4,659	Citibank, NA
4,700	02/15/19	1.794%	3 month LIBOR(1)	226,987	—	226,987	JPMorgan Chase Bank, NA
4,700	02/15/19	1.656%	3 month LIBOR(2)	(185,869)	—	(185,869)	Citibank, NA
2,105	10/02/19	1.189%	3 month LIBOR(2)	1,414	—	1,414	Bank of Nova Scotia
2,190	01/13/22	1.676%	3 month LIBOR(1)	10,425	—	10,425	Citibank, NA
2,190	01/13/22	1.660%	3 month LIBOR(2)	(11,365)	—	(11,365)	Citibank, NA
6,195	08/15/28	2.370%	3 month LIBOR(2)	12,319	—	12,319	Citibank, NA

				$(423,527)	$—	$(423,527)

#	Notional amount is shown in U.S. dollars unless otherwise stated.

LIBOR	London Interbank Offered Rate

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A99

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

The following is a summary of the inputs used as of December 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$4,064,815	$—
Collateralized Mortgage Obligations	—	4,277,199	—
Commercial Mortgage-Backed Securities	—	65,795,866	—
Corporate Bonds	—	9,153,550	—
Mortgage-Backed Securities	—	151,491,279	—
Municipal Bond	—	740,597	—
U.S. Government Agency Obligations	—	8,384,073	—
U.S. Treasury Securities	—	125,219,632	—
Affiliated Mutual Funds	108,023,259	—	—
Other Financial Instruments*
Futures Contracts	345,411	—	—
Interest Rate Swap Agreements	—	(423,527)	—

Total	$108,368,670	$368,703,484	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2012 were as follows:

Mortgage-Backed Securities	39.5%
U.S. Treasury Securities	32.7
Affiliated Mutual Funds (including 3.4% of collateral received for securities on loan)	28.2
Commercial Mortgage-Backed Securities	17.2
Corporate Bonds	2.4
U.S. Government Agency Obligations	2.2

Asset-Backed Securities	1.1%
Collateralized Mortgage Obligations	1.1
Municipal Bond	0.2

124.6
Liabilities in excess of other assets	(24.6)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker — variation margin	$369,609	*	Due from broker — variation margin	$24,198	*
Interest rate contracts	Unrealized appreciation on swap agreements	539,198		Unrealized depreciation on swap agreements	962,725

Total		$908,807			$986,923

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Options Written	Futures	Swaps	Total
Interest rate contracts	$253,415	$(211,836)	$(2,641,608)	$182,747	$(2,417,282)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$717,034	$(866,131)	$(149,097)

SEE NOTES TO FINANCIAL STATEMENTS.

A100

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

For the year ended December 31, 2012, the Portfolio’s average volume of derivative activities are as follows:

Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)	Interest Rate Swaps (Notional Amount in USD (000))
$54,569,312	$37,038,951	$95,700

SEE NOTES TO FINANCIAL STATEMENTS.

A101

GOVERNMENT INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

ASSETS
Investments, at value including securities on loan of $12,711,875:
Unaffiliated investments (cost $356,476,838)	$369,127,011
Affiliated investments (cost $111,441,746)	108,023,259
Receivable for investments sold	46,351,734
Dividends and interest receivable	965,661
Unrealized appreciation on swap agreements	539,198
Due from broker—variation margin	108,815
Prepaid expenses	2,688
Receivable for Series shares sold	1,338

Total Assets	525,119,704

LIABILITIES
Payable for investments purchased	127,487,098
Collateral for securities on loan	12,971,111
Unrealized depreciation on swap agreements	962,725
Payable for Series shares repurchased	536,137
Management fee payable	130,213
Accrued expenses and other liabilities	108,094
Payable to custodian	17,703
Affiliated transfer agent fee payable	926
Deferred trustees’ fees	361

Total Liabilities	142,214,368

NET ASSETS	$382,905,336

Net assets were comprised of:
Paid-in capital	$362,328,599
Retained earnings	20,576,737

Net assets, December 31, 2012	$382,905,336

Net asset value and redemption price per share, $382,905,336 / 31,521,854 outstanding shares of beneficial interest	$12.15

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

INCOME
Interest income	$8,826,800
Affiliated dividend income	784,462
Affiliated income from securities loaned, net	20,027

9,631,289

EXPENSES
Management fee	1,581,269
Shareholders’ reports	145,000
Custodian’s fees and expenses	84,000
Audit fee	30,000
Trustees’ fees	13,000
Transfer agent’s fee and expenses (including affiliated expense of $5,600) (Note 4)	12,000
Legal fees and expenses	10,000
Insurance expenses	4,000
Commitment fee on syndicated credit agreement	3,000
Miscellaneous	9,156

Total expenses	1,891,425

NET INVESTMENT INCOME	7,739,864

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated: $(14))	13,718,069
Foreign currency transactions	42
Futures transactions	(2,641,608)
Swap agreement transactions	182,747
Options written transactions	(211,836)

11,047,414

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $2,010,575)	(4,620,213)
Futures	717,034
Swap agreements	(866,131)

(4,769,310)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	6,278,104

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,017,968

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$7,739,864	$10,051,753
Net realized gain on investment and foreign currency transactions	11,047,414	12,493,569
Net change in unrealized appreciation (depreciation) on investments	(4,769,310)	7,373,827

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	14,017,968	29,919,149

DISTRIBUTIONS	(20,654,654)	(18,318,094)

SERIES SHARE TRANSACTIONS:
Series shares sold [775,380 and 2,166,785 shares, respectively]	9,542,642	26,321,036
Series shares issued in reinvestment of distributions [1,707,009 and 1,519,181 shares, respectively]	20,654,654	18,318,094
Series shares repurchased [4,651,275 and 3,193,994 shares, respectively]	(57,309,200)	(38,827,001)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(27,111,904)	5,812,129

TOTAL INCREASE (DECREASE) IN NET ASSETS	(33,748,590)	17,413,184
NET ASSETS:
Beginning of year	416,653,926	399,240,742

End of year	$382,905,336	$416,653,926

SEE NOTES TO FINANCIAL STATEMENTS.

A102

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	December 31, 2012

LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 2.3%
Boeing Co. (The)	122,236	$9,211,705
General Dynamics Corp.	62,400	4,322,448
Honeywell International, Inc.	138,750	8,806,463
L-3 Communications Holdings, Inc.	17,800	1,363,836
Lockheed Martin Corp.	47,598	4,392,819
Northrop Grumman Corp.	44,726	3,022,583
Precision Castparts Corp.	25,600	4,849,152
Raytheon Co.	59,218	3,408,588
Rockwell Collins, Inc.(a)	25,100	1,460,067
Textron, Inc.	44,900	1,113,071
United Technologies Corp.	148,700	12,194,887

		54,145,619

Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.	28,900	1,827,058
Expeditors International of Washington, Inc.	38,900	1,538,495
FedEx Corp.	51,540	4,727,249
United Parcel Service, Inc. (Class B Stock)	129,300	9,533,289

		17,626,091

Airlines — 0.1%
Southwest Airlines Co.	139,337	1,426,811

Auto Components — 0.3%
BorgWarner, Inc.*(a)	18,700	1,339,294
Delphi Automotive PLC*	46,900	1,793,925
Goodyear Tire & Rubber Co. (The)*	38,600	533,066
Johnson Controls, Inc.	126,000	3,868,200

		7,534,485

Automobiles — 0.5%
Ford Motor Co.(a)	686,559	8,890,939
Harley-Davidson, Inc.	41,300	2,017,092

		10,908,031

Beverages — 2.3%
Beam, Inc.	25,900	1,582,231
Brown-Forman Corp. (Class B Stock)	27,750	1,755,187
Coca-Cola Co. (The)	693,900	25,153,875
Coca-Cola Enterprises, Inc.	48,800	1,548,424
Constellation Brands, Inc. (Class A Stock)*	26,900	951,991
Dr Pepper Snapple Group, Inc.(a)	38,800	1,714,184
Molson Coors Brewing Co. (Class B Stock)	29,100	1,245,189
Monster Beverage Corp.*	25,600	1,353,728
PepsiCo, Inc.	277,339	18,978,308

		54,283,117

Biotechnology — 1.6%
Alexion Pharmaceuticals, Inc.*	33,900	3,180,159
Amgen, Inc.	137,994	11,911,642
Biogen Idec, Inc.*	42,625	6,251,809
Celgene Corp.*	78,300	6,163,776
Gilead Sciences, Inc.*	134,400	9,871,680

		37,379,066

COMMON STOCKS (continued)	Shares	Value (Note 2)
Building Products
Masco Corp.	54,800	$912,968

Capital Markets — 2.0%
Ameriprise Financial, Inc.	38,500	2,411,255
Bank of New York Mellon Corp. (The)(a)	211,789	5,442,977
BlackRock, Inc. (Class A Stock)	22,700	4,692,317
Charles Schwab Corp. (The)(a)	192,300	2,761,428
E*Trade Financial Corp.*	43,610	390,310
Franklin Resources, Inc.	24,800	3,117,360
Goldman Sachs Group, Inc. (The)	80,700	10,294,092
Invesco Ltd.	81,600	2,128,944
Legg Mason, Inc.(a)	23,900	614,708
Morgan Stanley	252,110	4,820,343
Northern Trust Corp.	40,900	2,051,544
State Street Corp.	87,100	4,094,571
T. Rowe Price Group, Inc.	46,300	3,015,519

		45,835,368

Chemicals — 2.5%
Air Products & Chemicals, Inc.	38,200	3,209,564
Airgas, Inc.	13,200	1,205,028
CF Industries Holdings, Inc.	12,200	2,478,552
Dow Chemical Co. (The)(a)	213,461	6,899,060
E.I. du Pont de Nemours & Co.	167,991	7,554,555
Eastman Chemical Co.	27,100	1,844,155
Ecolab, Inc.	48,400	3,479,960
FMC Corp.	25,200	1,474,704
International Flavors & Fragrances, Inc.	15,300	1,018,062
LyondellBasell Industries NV (Class A Stock)	65,000	3,710,850
Monsanto Co.	95,796	9,067,091
Mosaic Co. (The)	50,600	2,865,478
PPG Industries, Inc.	26,700	3,613,845
Praxair, Inc.	53,500	5,855,575
Sherwin-Williams Co. (The)	15,700	2,414,974
Sigma-Aldrich Corp.	20,700	1,523,106

		58,214,559

Commercial Banks — 2.7%
BB&T Corp.	126,800	3,691,148
Comerica, Inc.(a)	33,950	1,030,043
Fifth Third Bancorp	167,749	2,548,107
First Horizon National Corp.	37,745	374,053
Huntington Bancshares, Inc.	156,775	1,001,792
KeyCorp	167,700	1,412,034
M&T Bank Corp.	21,600	2,126,952
PNC Financial Services Group, Inc.	95,393	5,562,366
Regions Financial Corp.	255,912	1,822,093
SunTrust Banks, Inc.	98,200	2,783,970
U.S. Bancorp	340,581	10,878,157
Wells Fargo & Co.	878,386	30,023,234
Zions Bancorporation(a)	30,000	642,000

		63,895,949

Commercial Services & Supplies — 0.5%
ADT Corp. (The)	41,900	1,947,931
Avery Dennison Corp.(a)	19,000	663,480

SEE NOTES TO FINANCIAL STATEMENTS.

A103

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Services & Supplies (continued)
Cintas Corp.(a)	19,700	$805,730
Iron Mountain, Inc.	31,817	987,918
Pitney Bowes, Inc.(a)	34,700	369,208
Republic Services, Inc.	56,010	1,642,773
Stericycle, Inc.*	13,900	1,296,453
Tyco International Ltd.	81,800	2,392,650
Waste Management, Inc.	78,930	2,663,098

		12,769,241

Communications Equipment — 1.9%
Cisco Systems, Inc.	955,000	18,765,750
F5 Networks, Inc.*	14,800	1,437,820
Harris Corp.	20,700	1,013,472
JDS Uniphase Corp.*	39,587	536,008
Juniper Networks, Inc.*	93,100	1,831,277
Motorola Solutions, Inc.	49,627	2,763,231
QUALCOMM, Inc.	305,700	18,959,514

		45,307,072

Computers & Peripherals — 4.9%
Apple, Inc.	168,040	89,570,361
Dell, Inc.	264,300	2,677,359
EMC Corp.*	374,674	9,479,252
Hewlett-Packard Co.	357,616	5,096,028
NetApp, Inc.*	66,800	2,241,140
SanDisk Corp.*	41,900	1,825,164
Seagate Technology PLC	60,600	1,847,088
Western Digital Corp.	39,000	1,657,110

		114,393,502

Construction & Engineering — 0.2%
Fluor Corp.	30,200	1,773,948
Jacobs Engineering Group, Inc.*	22,200	945,054
Quanta Services, Inc.*	33,000	900,570

		3,619,572

Construction Materials
Vulcan Materials Co.	22,300	1,160,715

Consumer Finance — 0.9%
American Express Co.	174,700	10,041,756
Capital One Financial Corp.	102,069	5,912,857
Discover Financial Services	94,405	3,639,313
SLM Corp.	86,400	1,480,032

		21,073,958

Containers & Packaging — 0.1%
Ball Corp.(a)	29,900	1,338,025
Bemis Co., Inc.	17,900	598,934
Owens-Illinois, Inc.*	30,400	646,608
Sealed Air Corp.	31,620	553,666

		3,137,233

Distributors — 0.1%
Genuine Parts Co.	28,825	1,832,694

Diversified Consumer Services — 0.1%
Apollo Group, Inc. (Class A Stock)*(a)	22,700	474,884
H&R Block, Inc.	51,900	963,783

		1,438,667

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Financial Services — 3.5%
Bank of America Corp.	1,931,332	$22,403,451
Citigroup, Inc.	524,297	20,741,189
CME Group, Inc.	55,400	2,809,334
IntercontinentalExchange, Inc.*	12,900	1,597,149
JPMorgan Chase & Co.	682,945	30,029,092
Leucadia National Corp.(a)	37,600	894,504
Moody’s Corp.	31,720	1,596,151
NASDAQ OMX Group, Inc. (The)	22,800	570,228
NYSE Euronext	43,800	1,381,452

		82,022,550

Diversified Telecommunication Services — 2.7%
AT&T, Inc.	1,022,511	34,468,846
CenturyLink, Inc.(a)	113,585	4,443,445
Frontier Communications Corp.(a)	177,916	761,481
Verizon Communications, Inc.	510,838	22,103,960
Windstream Corp.	96,065	795,418

		62,573,150

Electric Utilities — 1.9%
American Electric Power Co., Inc.	86,640	3,697,795
Duke Energy Corp.	126,948	8,099,282
Edison International	58,500	2,643,615
Entergy Corp.	31,700	2,020,875
Exelon Corp.	153,073	4,552,391
FirstEnergy Corp.	75,380	3,147,869
NextEra Energy, Inc.	76,400	5,286,116
Northeast Utilities	56,600	2,211,928
Pepco Holdings, Inc.(a)	35,700	700,077
Pinnacle West Capital Corp.	18,500	943,130
PPL Corp.	102,700	2,940,301
Southern Co.	156,700	6,708,327
Xcel Energy, Inc.	90,095	2,406,438

		45,358,144

Electrical Equipment — 0.7%
Eaton Corp. PLC	79,761	4,323,046
Emerson Electric Co.	132,100	6,996,016
Rockwell Automation, Inc.	25,900	2,175,341
Roper Industries, Inc.	17,100	1,906,308

		15,400,711

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	29,100	1,882,770
Corning, Inc.	272,400	3,437,688
FLIR Systems, Inc.	23,500	524,285
Jabil Circuit, Inc.	34,100	657,789
Molex, Inc.(a)	26,600	726,978
TE Connectivity Ltd.	76,600	2,843,392

		10,072,902

Energy Equipment & Services — 1.8%
Baker Hughes, Inc.	80,248	3,277,328
Cameron International Corp.*	41,800	2,360,028
Diamond Offshore Drilling, Inc.(a)	12,500	849,500
Ensco PLC (Class A Stock)	39,700	2,353,416
FMC Technologies, Inc.*	38,900	1,666,087
Halliburton Co.	164,700	5,713,443
Helmerich & Payne, Inc.	19,900	1,114,599
Nabors Industries Ltd.*	56,600	817,870

SEE NOTES TO FINANCIAL STATEMENTS.

A104

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

COMMON STOCKS (continued)	Shares	Value (Note 2)
Energy Equipment & Services (continued)
National Oilwell Varco, Inc.	76,400	$5,221,940
Noble Corp.	45,300	1,577,346
Rowan Cos. PLC (Class A Stock)*	20,500	641,035
Schlumberger Ltd.	236,922	16,416,326

		42,008,918

Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	77,032	7,608,451
CVS Caremark Corp.	226,938	10,972,452
Kroger Co. (The)	97,900	2,547,358
Safeway, Inc.(a)	47,500	859,275
Sysco Corp.	101,500	3,213,490
Walgreen Co.	155,300	5,747,653
Wal-Mart Stores, Inc.	301,900	20,598,637
Whole Foods Market, Inc.	29,900	2,730,767

		54,278,083

Food Products — 1.7%
Archer-Daniels-Midland Co.	118,538	3,246,756
Campbell Soup Co.(a)	30,100	1,050,189
ConAgra Foods, Inc.	70,300	2,073,850
Dean Foods Co.*	24,300	401,193
General Mills, Inc.	116,700	4,715,847
H.J. Heinz Co.(a)	56,050	3,232,964
Hershey Co. (The)(a)	27,100	1,957,162
Hormel Foods Corp.	25,600	798,976
J.M. Smucker Co. (The)	20,300	1,750,672
Kellogg Co.	45,100	2,518,835
Kraft Foods Group, Inc.	105,137	4,780,579
McCormick & Co., Inc.	24,800	1,575,544
Mead Johnson Nutrition Co.	37,293	2,457,236
Mondelez International, Inc. (Class A Stock)	315,411	8,033,518
Tyson Foods, Inc. (Class A Stock)	56,100	1,088,340

		39,681,661

Gas Utilities — 0.1%
AGL Resources, Inc.	19,837	792,885
ONEOK, Inc.	36,240	1,549,260

		2,342,145

Healthcare Equipment & Supplies — 2.5%
Abbott Laboratories	281,600	18,444,800
Baxter International, Inc.(a)	98,400	6,559,344
Becton, Dickinson & Co.	36,200	2,830,478
Boston Scientific Corp.*	263,399	1,509,276
C.R. Bard, Inc.	14,500	1,417,230
CareFusion Corp.*	39,537	1,129,967
Covidien PLC	85,100	4,913,674
DENTSPLY International, Inc.	22,500	891,225
Edwards Lifesciences Corp.*	20,200	1,821,434
Intuitive Surgical, Inc.*	7,200	3,530,664
Medtronic, Inc.	185,200	7,596,904
St. Jude Medical, Inc.	57,800	2,088,892
Stryker Corp.	52,800	2,894,496
Varian Medical Systems, Inc.*	20,400	1,432,896
Zimmer Holdings, Inc.	31,486	2,098,857

		59,160,137

COMMON STOCKS (continued)	Shares	Value (Note 2)
Healthcare Providers & Services — 1.9%
Aetna, Inc.(a)	60,448	$2,798,742
AmerisourceBergen Corp.(a)	41,400	1,787,652
Cardinal Health, Inc.	58,975	2,428,590
CIGNA Corp.	52,100	2,785,266
Coventry Health Care, Inc.	25,250	1,131,958
DaVita, Inc.*	15,300	1,691,109
Express Scripts Holding Co.*	143,151	7,730,154
Humana, Inc.	29,800	2,045,174
Laboratory Corp. of America Holdings*(a)	17,500	1,515,850
McKesson Corp.	42,307	4,102,087
Patterson Cos., Inc.	15,900	544,257
Quest Diagnostics, Inc.	28,100	1,637,387
Tenet Healthcare Corp.*(a)	20,000	649,400
UnitedHealth Group, Inc.	186,000	10,088,640
WellPoint, Inc.	55,400	3,374,968

		44,311,234

Healthcare Technology — 0.1%
Cerner Corp.*(a)	24,900	1,933,236

Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	78,900	2,901,153
Chipotle Mexican Grill, Inc.*	5,500	1,636,030
Darden Restaurants, Inc.	23,350	1,052,385
International Game Technology	50,300	712,751
Marriott International, Inc. (Class A Stock)	48,103	1,792,799
McDonald’s Corp.	181,100	15,974,831
Starbucks Corp.	134,000	7,185,080
Starwood Hotels & Resorts Worldwide, Inc.	32,800	1,881,408
Wyndham Worldwide Corp.	26,163	1,392,133
Wynn Resorts Ltd.	13,100	1,473,619
Yum! Brands, Inc.	81,800	5,431,520

		41,433,709

Household Durables — 0.3%
D.R. Horton, Inc.	45,200	894,056
Garmin Ltd.(a)	14,600	595,972
Harman International Industries, Inc.	13,200	589,248
Leggett & Platt, Inc.	26,200	713,164
Lennar Corp. (Class A Stock)(a)	24,300	939,681
Newell Rubbermaid, Inc.	53,749	1,196,990
Pulte Group, Inc.*(a)	53,685	974,920
Whirlpool Corp.	13,907	1,415,037

		7,319,068

Household Products — 2.1%
Clorox Co. (The)(a)	24,400	1,786,568
Colgate-Palmolive Co.	80,700	8,436,378
Kimberly-Clark Corp.	69,988	5,909,087
Procter & Gamble Co. (The)	491,981	33,400,590

		49,532,623

Independent Power Producers & Energy Traders — 0.1%
AES Corp.	117,900	1,261,530
NRG Energy, Inc.	48,700	1,119,613

		2,381,143

SEE NOTES TO FINANCIAL STATEMENTS.

A105

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

COMMON STOCKS (continued)	Shares	Value (Note 2)
Industrial Conglomerates — 2.4%
3M Co.	113,600	$10,547,760
Danaher Corp.	102,200	5,712,980
General Electric Co.	1,886,500	39,597,635

		55,858,375

Insurance — 3.8%
ACE Ltd.	62,100	4,955,580
Aflac, Inc.	87,500	4,648,000
Allstate Corp. (The)	90,688	3,642,937
American International Group, Inc.*	258,429	9,122,544
Aon PLC	60,025	3,337,390
Assurant, Inc.	19,400	673,180
Berkshire Hathaway, Inc. (Class B Stock)*	328,900	29,502,330
Chubb Corp. (The)	49,500	3,728,340
Cincinnati Financial Corp.	30,128	1,179,812
Genworth Financial, Inc. (Class A Stock)*	103,200	775,032
Hartford Financial Services Group, Inc. (The)	82,300	1,846,812
Lincoln National Corp.(a)	55,663	1,441,672
Loews Corp.	58,826	2,397,159
Marsh & McLennan Cos., Inc.	103,400	3,564,198
MetLife, Inc.	193,400	6,370,596
Principal Financial Group, Inc.	54,700	1,560,044
Progressive Corp. (The)(a)	109,000	2,299,900
Torchmark Corp.	20,750	1,072,153
Travelers Cos., Inc. (The)	71,098	5,106,258
Unum Group	58,256	1,212,890
XL Group PLC	59,500	1,491,070

		89,927,897

Internet & Catalog Retail — 1.0%
Amazon.com, Inc.*	64,300	16,148,302
Expedia, Inc.	16,700	1,026,215
Netflix, Inc.*(a)	8,700	807,186
priceline.com, Inc.*	8,900	5,528,680
Tripadvisor, Inc.*(a)	16,500	692,340

		24,202,723

Internet Software & Services — 2.2%
Akamai Technologies, Inc.*	33,500	1,370,485
eBay, Inc.*	205,900	10,505,018
Google, Inc. (Class A Stock)*	47,460	33,666,700
VeriSign, Inc.*(a)	25,400	986,028
Yahoo!, Inc.*(a)	190,300	3,786,970

		50,315,201

IT Services — 3.7%
Accenture PLC (Class A Stock)	115,000	7,647,500
Automatic Data Processing, Inc.	87,400	4,982,674
Cognizant Technology Solutions Corp. (Class A Stock)*	54,700	4,050,535
Computer Sciences Corp.	26,300	1,053,315
Fidelity National Information Services, Inc.	43,900	1,528,159
Fiserv, Inc.*	23,100	1,825,593
International Business Machines Corp.	190,600	36,509,430

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services (continued)
Mastercard, Inc. (Class A Stock)	19,100	$9,383,448
Paychex, Inc.	58,550	1,823,247
SAIC, Inc.	54,400	615,808
Teradata Corp.*	29,600	1,831,944
Total System Services, Inc.	29,993	642,450
Visa, Inc. (Class A Stock)	93,000	14,096,940
Western Union Co. (The)	110,204	1,499,877

		87,490,920

Leisure Equipment & Products — 0.1%
Hasbro, Inc.(a)	19,050	683,895
Mattel, Inc.	57,681	2,112,278

		2,796,173

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	63,582	2,603,047
Life Technologies Corp.*	33,330	1,635,836
PerkinElmer, Inc.	23,200	736,368
Thermo Fisher Scientific, Inc.	66,300	4,228,614
Waters Corp.*	15,900	1,385,208

		10,589,073

Machinery — 1.9%
Caterpillar, Inc.	116,800	10,462,944
Cummins, Inc.	32,600	3,532,210
Deere & Co.	70,800	6,118,536
Dover Corp.	33,800	2,220,998
Flowserve Corp.	9,200	1,350,560
Illinois Tool Works, Inc.	77,900	4,737,099
Ingersoll-Rand PLC	51,900	2,489,124
Joy Global, Inc.	16,600	1,058,748
PACCAR, Inc.	61,128	2,763,597
Pall Corp.(a)	20,100	1,211,226
Parker Hannifin Corp.	27,487	2,338,044
Pentair Ltd.	36,107	1,774,659
Snap-on, Inc.	11,000	868,890
Stanley Black & Decker, Inc.	30,535	2,258,674
Xylem, Inc.	27,600	747,960

		43,933,269

Media — 3.5%
Cablevision Systems Corp. (Class A Stock)(a)	33,800	504,972
CBS Corp. (Class B Stock)	106,368	4,047,302
Comcast Corp. (Class A Stock)	478,946	17,903,002
DIRECTV*	111,200	5,577,792
Discovery Communications, Inc. (Class A Stock)*	44,500	2,824,860
Gannett Co., Inc.(a)	42,900	772,629
Interpublic Group of Cos., Inc. (The)	83,162	916,445
McGraw-Hill Cos., Inc. (The)	49,900	2,728,033
News Corp. (Class A Stock)	363,500	9,283,790
Omnicom Group, Inc.	48,400	2,418,064
Scripps Networks Interactive, Inc. (Class A Stock)	15,600	903,552
Time Warner Cable, Inc.	54,426	5,289,663
Time Warner, Inc.	167,740	8,023,004
Viacom, Inc. (Class B Stock)	85,468	4,507,582
Walt Disney Co. (The)	317,301	15,798,417

SEE NOTES TO FINANCIAL STATEMENTS.

A106

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Washington Post Co. (The) (Class B Stock)	1,000	$365,210

		81,864,317

Metals & Mining — 0.7%
Alcoa, Inc.	195,776	1,699,336
Allegheny Technologies, Inc.	15,440	468,759
Cliffs Natural Resources, Inc.	27,000	1,041,120
Freeport-McMoRan Copper & Gold, Inc.	170,912	5,845,190
Newmont Mining Corp.	89,403	4,151,875
Nucor Corp.	58,500	2,526,030
United States Steel Corp.(a)	21,140	504,612

		16,236,922

Multiline Retail — 0.8%
Big Lots, Inc.*	11,300	321,598
Dollar General Corp.*	45,600	2,010,504
Dollar Tree, Inc.*	42,800	1,735,968
Family Dollar Stores, Inc.	18,500	1,173,085
J.C. Penney Co., Inc.(a)	22,700	447,417
Kohl’s Corp.	39,500	1,697,710
Macy’s, Inc.	74,220	2,896,064
Nordstrom, Inc.	28,300	1,514,050
Target Corp.	115,268	6,820,408

		18,616,804

Multi-Utilities — 1.2%
Ameren Corp.	42,000	1,290,240
CenterPoint Energy, Inc.	73,110	1,407,367
CMS Energy Corp.(a)	45,800	1,116,604
Consolidated Edison, Inc.	52,400	2,910,296
Dominion Resources, Inc.	102,384	5,303,491
DTE Energy Co.	32,000	1,921,600
Integrys Energy Group, Inc.	12,050	629,251
NiSource, Inc.	49,600	1,234,544
PG&E Corp.	76,900	3,089,842
Public Service Enterprise Group, Inc.	89,200	2,729,520
SCANA Corp.(a)	22,200	1,013,208
Sempra Energy	41,754	2,962,029
TECO Energy, Inc.(a)	38,200	640,232
Wisconsin Energy Corp.	39,600	1,459,260

		27,707,484

Office Electronics — 0.1%
Xerox Corp.	240,211	1,638,239

Oil, Gas & Consumable Fuels — 8.9%
Anadarko Petroleum Corp.	88,626	6,585,798
Apache Corp.	69,250	5,436,125
Cabot Oil & Gas Corp.	38,200	1,900,068
Chesapeake Energy Corp.(a)	96,500	1,603,830
Chevron Corp.	352,492	38,118,485
ConocoPhillips	219,379	12,721,788
CONSOL Energy, Inc.	42,500	1,364,250
Denbury Resources, Inc.*	70,300	1,138,860
Devon Energy Corp.	68,400	3,559,536
EOG Resources, Inc.	48,200	5,822,078
EQT Corp.	26,400	1,557,072

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	819,354	$70,915,089
Hess Corp.	54,600	2,891,616
Kinder Morgan, Inc.	109,943	3,884,286
Marathon Oil Corp.	128,194	3,930,428
Marathon Petroleum Corp.	60,947	3,839,661
Murphy Oil Corp.	32,500	1,935,375
Newfield Exploration Co.*	23,700	634,686
Noble Energy, Inc.	32,400	3,296,376
Occidental Petroleum Corp.	144,900	11,100,789
Peabody Energy Corp.(a)	47,100	1,253,331
Phillips 66	112,339	5,965,201
Pioneer Natural Resources Co.	21,200	2,259,708
QEP Resources, Inc.	29,200	883,884
Range Resources Corp.	29,500	1,853,485
Southwestern Energy Co.*(a)	64,300	2,148,263
Spectra Energy Corp.	119,042	3,259,370
Tesoro Corp.	26,500	1,167,325
Valero Energy Corp.	100,800	3,439,296
Williams Cos., Inc. (The)	119,700	3,918,978
WPX Energy, Inc.*	36,133	537,664

		208,922,701

Paper & Forest Products — 0.2%
International Paper Co.	79,667	3,173,933
MeadWestvaco Corp.	31,689	1,009,929

		4,183,862

Personal Products — 0.2%
Avon Products, Inc.	78,700	1,130,132
Estee Lauder Cos., Inc. (The) (Class A Stock)	40,500	2,424,330

		3,554,462

Pharmaceuticals — 5.2%
Allergan, Inc.	54,900	5,035,977
Bristol-Myers Squibb Co.	298,740	9,735,936
Eli Lilly & Co.	183,500	9,050,220
Forest Laboratories, Inc.*	43,300	1,529,356
Hospira, Inc.*	28,920	903,461
Johnson & Johnson(a)	494,671	34,676,437
Merck & Co., Inc.	544,404	22,287,893
Mylan, Inc.*	73,500	2,019,780
Perrigo Co.	15,700	1,633,271
Pfizer, Inc.	1,323,973	33,205,243
Watson Pharmaceuticals, Inc.*	23,300	2,003,800

		122,081,374

Professional Services — 0.1%
Dun & Bradstreet Corp. (The)(a)	7,700	605,605
Equifax, Inc.	21,500	1,163,580
Robert Half International, Inc.	23,100	735,042

		2,504,227

Real Estate Investment Trusts — 2.1%
American Tower Corp.	72,500	5,602,075
Apartment Investment & Management Co. (Class A Stock)	24,074	651,442
AvalonBay Communities, Inc.	20,218	2,741,359
Boston Properties, Inc.	26,200	2,772,222
Equity Residential	56,600	3,207,522

SEE NOTES TO FINANCIAL STATEMENTS.

A107

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
HCP, Inc.	78,700	$3,555,666
Health Care REIT, Inc.	44,900	2,751,921
Host Hotels & Resorts, Inc.(a)	123,726	1,938,786
Kimco Realty Corp.(a)	76,400	1,476,048
Plum Creek Timber Co., Inc.	25,900	1,149,183
ProLogis, Inc.	81,228	2,964,010
Public Storage	25,400	3,681,984
Simon Property Group, Inc.	55,001	8,695,108
Ventas, Inc.	51,204	3,313,923
Vornado Realty Trust	32,157	2,575,133
Weyerhaeuser Co.	99,310	2,762,804

		49,839,186

Real Estate Management & Development
CBRE Group, Inc. (Class A Stock)*	53,500	1,064,650

Road & Rail — 0.8%
CSX Corp.	187,472	3,698,823
Norfolk Southern Corp.	58,600	3,623,824
Ryder System, Inc.	9,100	454,363
Union Pacific Corp.	85,200	10,711,344

		18,488,354

Semiconductors & Semiconductor Equipment — 1.9%
Advanced Micro Devices, Inc.*(a)	96,600	231,840
Altera Corp.	57,500	1,980,300
Analog Devices, Inc.	52,900	2,224,974
Applied Materials, Inc.	229,600	2,626,624
Broadcom Corp. (Class A Stock)	86,950	2,887,609
First Solar, Inc.*(a)	4,600	142,048
Intel Corp.	899,500	18,556,685
KLA-Tencor Corp.	28,700	1,370,712
Lam Research Corp.*	31,350	1,132,676
Linear Technology Corp.	43,500	1,492,050
LSI Corp.*	108,400	767,472
Microchip Technology, Inc.(a)	31,900	1,039,621
Micron Technology, Inc.*	160,300	1,017,905
NVIDIA Corp.	108,250	1,330,393
Teradyne, Inc.*(a)	32,200	543,858
Texas Instruments, Inc.	205,700	6,364,358
Xilinx, Inc.	44,000	1,579,600

		45,288,725

Software — 3.4%
Adobe Systems, Inc.*	88,000	3,315,840
Autodesk, Inc.*	41,400	1,463,490
BMC Software, Inc.*	28,600	1,134,276
CA, Inc.	64,573	1,419,315
Citrix Systems, Inc.*	33,900	2,228,925
Electronic Arts, Inc.*(a)	56,900	826,757
Intuit, Inc.	50,400	2,998,800
Microsoft Corp.	1,356,700	36,264,591
Oracle Corp.	680,420	22,671,594
Red Hat, Inc.*	33,300	1,763,568
Salesforce.com, Inc.*(a)	22,700	3,815,870
Symantec Corp.*	131,611	2,475,603

		80,378,629

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail — 2.2%
Abercrombie & Fitch Co. (Class A Stock)	15,000	$719,550
AutoNation, Inc.*	4,289	170,273
AutoZone, Inc.*	6,800	2,410,124
Bed Bath & Beyond, Inc.*	42,000	2,348,220
Best Buy Co., Inc.(a)	51,725	612,941
CarMax, Inc.*(a)	40,000	1,501,600
GameStop Corp. (Class A Stock)(a)	25,000	627,250
Gap, Inc. (The)	58,587	1,818,541
Home Depot, Inc. (The)	270,619	16,737,785
Limited Brands, Inc.	43,496	2,046,922
Lowe’s Cos., Inc.	204,000	7,246,080
O’Reilly Automotive, Inc.*	20,800	1,859,936
PetSmart, Inc.	19,100	1,305,294
Ross Stores, Inc.	42,100	2,279,715
Staples, Inc.(a)	126,600	1,443,240
Tiffany & Co.	20,900	1,198,406
TJX Cos., Inc.	134,800	5,722,260
Urban Outfitters, Inc.*	19,000	747,840

		50,795,977

Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.	51,700	2,869,867
Fossil, Inc.*(a)	8,300	772,730
NIKE, Inc. (Class B Stock)	132,400	6,831,840
Ralph Lauren Corp.	11,000	1,649,120
VF Corp.	15,536	2,345,470

		14,469,027

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	86,900	706,497
People’s United Financial, Inc.	64,900	784,641

		1,491,138

Tobacco — 1.8%
Altria Group, Inc.	362,700	11,396,034
Lorillard, Inc.	23,231	2,710,361
Philip Morris International, Inc.	298,700	24,983,268
Reynolds American, Inc.(a)	59,300	2,456,799

		41,546,462

Trading Companies & Distributors — 0.2%
Fastenal Co.	48,600	2,269,134
W.W. Grainger, Inc.	11,000	2,226,070

		4,495,204

Wireless Telecommunication Services — 0.3%
Crown Castle International Corp.*	49,700	3,586,352
MetroPCS Communications, Inc.*	47,100	468,174
Sprint Nextel Corp.*	552,022	3,129,965

		7,184,491

TOTAL LONG-TERM INVESTMENTS (cost $1,123,015,843)		2,284,169,998

SEE NOTES TO FINANCIAL STATEMENTS.

A108

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

SHORT-TERM INVESTMENTS — 7.8%	Shares	Value (Note 2)
Affiliated Money Market Mutual Fund — 7.7%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $178,676,661; includes $129,522,551 of cash collateral received for securities on loan)) (Note 4)(b)(c)	178,676,661	$178,676,661

	Principal Amount (000)
U.S. Government Obligation — 0.1%
U.S. Treasury Bill, 03/21/2013(d)(e) (cost $2,999,704)	$3,000	2,999,772

TOTAL SHORT-TERM INVESTMENTS (cost $181,676,365)		181,676,433

TOTAL INVESTMENTS — 105.4% (cost $1,304,692,208)		2,465,846,431
LIABILITIES IN EXCESS OF OTHER ASSETS(f) — (5.4)%		(125,582,016)

NET ASSETS — 100.0%		$2,340,264,415

The following abbreviations are used in portfolio descriptions:

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $128,168,029; cash collateral of $129,522,551 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(d)	Rate quoted represents yield-to-maturity as of purchase date.

(e)	Represents security, or a portion thereof, segregated as collateral for futures contract.

(f)	Includes net unrealized depreciation on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at December 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2012	Unrealized Depreciation
Long Position:
155	S&P 500 Index	Mar. 2013	$55,420,766	$55,028,875	$(391,891)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,284,169,998	$—	$—
Affiliated Money Market Mutual Fund	178,676,661	—	—
U.S. Government Obligation	—	2,999,772	—
Other Financial Instruments*
Futures	(391,891)	—	—

Total	$2,462,454,768	$2,999,772	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A109

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2012

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2012 was as follows:

Oil, Gas & Consumable Fuels	8.9%
Affiliated Money Market Mutual Fund (including 5.5% of collateral received for securities on loan)	7.6
Pharmaceuticals	5.2
Computers & Peripherals	4.9
Insurance	3.8
IT Services	3.7
Diversified Financial Services	3.5
Media	3.5
Software	3.4
Commercial Banks	2.7
Diversified Telecommunication Services	2.7
Chemicals	2.5
Healthcare Equipment & Supplies	2.5
Industrial Conglomerates	2.4
Aerospace & Defense	2.3
Beverages	2.3
Food & Staples Retailing	2.3
Internet Software & Services	2.2
Specialty Retail	2.2
Household Products	2.1
Real Estate Investment Trusts	2.1
Capital Markets	2.0
Communications Equipment	1.9
Electric Utilities	1.9
Healthcare Providers & Services	1.9
Machinery	1.9
Semiconductors & Semiconductor Equipment	1.9
Energy Equipment & Services	1.8
Hotels, Restaurants & Leisure	1.8
Tobacco	1.8
Food Products	1.7
Biotechnology	1.6
Multi-Utilities	1.2
Internet & Catalog Retail	1.0

Consumer Finance	0.9%
Air Freight & Logistics	0.8
Multiline Retail	0.8
Road & Rail	0.8
Electrical Equipment	0.7
Metals & Mining	0.7
Textiles, Apparel & Luxury Goods	0.6
Automobiles	0.5
Commercial Services & Supplies	0.5
Life Sciences Tools & Services	0.5
Electronic Equipment, Instruments & Components	0.4
Auto Components	0.3
Household Durables	0.3
Wireless Telecommunication Services	0.3
Construction & Engineering	0.2
Paper & Forest Products	0.2
Personal Products	0.2
Trading Companies & Distributors	0.2
U.S. Government Obligation	0.2
Airlines	0.1
Containers & Packaging	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Gas Utilities	0.1
Healthcare Technology	0.1
Independent Power Producers & Energy Traders	0.1
Leisure Equipment & Products	0.1
Office Electronics	0.1
Professional Services	0.1
Thrifts & Mortgage Finance	0.1

105.4
Liabilities in excess of other assets	(5.4)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts		$—	Due from broker — variation margin	$391,891	*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2012 is as follows:

Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$7,667,963

Change in Unrealized Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$(1,339,593)

For the year ended December 31, 2012, the average value at trade date for futures long position was $48,182,801.

SEE NOTES TO FINANCIAL STATEMENTS.

A110

STOCK INDEX PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

ASSETS
Investments, at value including securities on loan of $128,168,029:
Unaffiliated investments (cost $1,126,015,547)	$2,287,169,770
Affiliated investments (cost $178,676,661)	178,676,661
Receivable for investments sold	3,020,845
Dividends and interest receivable	2,560,796
Due from broker—variation margin	1,398,875
Foreign tax reclaim receivable	19,310
Prepaid expenses	15,540
Receivable for Series shares sold	4,366

Total Assets	2,472,866,163

LIABILITIES
Collateral for securities on loan	129,522,551
Payable for investments purchased	1,683,877
Management fee payable	592,862
Payable for Series shares repurchased	551,672
Accrued expenses and other liabilities	127,028
Payable to custodian	122,832
Affiliated transfer agent fee payable	926

Total Liabilities	132,601,748

NET ASSETS	$2,340,264,415

Net assets were comprised of:
Paid-in capital	$1,128,501,387
Retained earnings	1,211,763,028

Net assets, December 31, 2012	$2,340,264,415

Net asset value and redemption price per share, $2,340,264,415 / 65,639,105 outstanding shares of beneficial interest	$35.65

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $9,655)	$52,444,648
Affiliated income from securities loaned, net	322,112
Affiliated dividend income	89,524
Interest	2,364

52,858,648

EXPENSES
Management fee	8,064,851
Custodian’s fees and expenses	228,000
Shareholders’ reports	151,000
Trustees’ fees	30,000
Insurance expenses	24,000
Audit fee	20,000
Legal fees and expenses	14,000
Transfer agent’s fee and expenses (including affiliated expense of $5,600) (Note 4)	12,000
Commitment fee on syndicated credit agreement	5,000
Miscellaneous	15,632

Total expenses	8,564,483
Less: Management fee waiver (Note 3)	(1,152,122)

Net expenses	7,412,361

NET INVESTMENT INCOME	45,446,287

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	47,849,129
Futures	7,667,963

55,517,092

Net change in unrealized appreciation (depreciation) on:
Investments	232,183,193
Futures	(1,339,593)

230,843,600

NET GAIN ON INVESTMENTS	286,360,692

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$331,806,979

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$45,446,287	$38,928,475
Net realized gain on investments	55,517,092	31,044,681
Net change in unrealized appreciation (depreciation) on investments	230,843,600	(25,573,488)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	331,806,979	44,399,668

DISTRIBUTIONS	(45,812,464)	(36,002,280)

SERIES SHARE TRANSACTIONS:
Series shares sold [1,497,834 and 1,251,307 shares, respectively]	52,031,635	39,571,327
Series shares issued in reinvestment of distributions [1,398,000 and 1,145,475 shares, respectively]	45,812,464	36,002,280
Series shares repurchased [5,978,533 and 6,278,327 shares, respectively]	(205,985,546)	(199,110,942)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(108,141,447)	(123,537,335)

TOTAL INCREASE (DECREASE) IN NET ASSETS	177,853,068	(115,139,947)
NET ASSETS:
Beginning of year	2,162,411,347	2,277,551,294

End of year	$2,340,264,415	$2,162,411,347

SEE NOTES TO FINANCIAL STATEMENTS.

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NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Series Fund is composed of eighteen Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to seven Portfolios which are listed below along with each Portfolio’s investment objective.

Conservative Balanced Portfolio:    Total investment return consistent with a conservatively managed diversified portfolio.

Diversified Bond Portfolio:    High level of income over a longer term while providing reasonable safety of capital.

Equity Portfolio:    Long-term growth of capital.

Flexible Managed Portfolio:    Total return consistent with an aggressively managed diversified portfolio.

Global Portfolio:    Long-term growth of capital.

Government Income Portfolio:    High level of income over the long-term consistent with the preservation of capital.

Stock Index Portfolio:    Achieve investment results that generally correspond to the performance of publicly traded common stocks.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolios in preparation of their financial statements.

Securities Valuations:    Each Portfolio holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to the Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Portfolio’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Portfolio to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Portfolios’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following each Portfolio’s Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

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In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Portfolio’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

The Portfolios value short-term debt securities of sufficient credit quality, which mature in sixty days or less, at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swap agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Each Portfolio may hold up to 15% of their net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Series Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the

B2

extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may be delayed or limited.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. Certain Portfolios of the Series Fund entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Short Sales:    Certain Portfolios of the Series Fund may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a

B3

certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

Certain Portfolios of the Series Fund entered into financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates and to manage yield curve duration. Certain Portfolios entered into equity index futures contracts to gain market exposure. The Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Options:    Certain Portfolios of the Series Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates and foreign currency exchange rates, with respect to securities which the Portfolio currently owns or intends to purchase. Certain Portfolios also used purchased options to gain exposure to certain securities and foreign currencies. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain or loss. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and options, and guarantees the futures and options contracts against default.

Swap Agreements:    Certain Portfolios of the Series Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with the counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Certain Portfolios used interest rate swaps to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the

B4

receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps:    Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. Certain Portfolios purchased credit default swaps to provide a measure of protection against defaults of the issuers. Certain Portfolios in the Series Fund used credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Certain Portfolios took an active short position with respect to the likelihood of particular issuer’s default by selling credit default swaps. The Portfolios’ maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. A master netting arrangement between the Portfolio and the counterparty that permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

B5

As of December 31, 2012, none of the Portfolios have met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Warrants and Rights:    Certain Portfolios of the Series Fund hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

Securities Lending:    Each Portfolio of the Series Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities and any interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls:    Certain Portfolios of the Series Fund enter into mortgage dollar rolls in which the Portfolio sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Portfolio maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are charged directly to a Portfolio or class level.

For Portfolios with multiple classes of shares, net investment income or loss (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of their partners. The Portfolios are not generally subject to entity-level taxation. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

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Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. The Diversified Bond and Government Income Portfolios make distributions, if any, quarterly. All other Portfolios’ distributions are generally made on an annual basis. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisors’ performance of such services. PI has entered into subadvisory agreements with Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”), LSV Asset Management (“LSV”), Marsico Capital Management LLC (“Marsico”), Quantitative Management Associates LLC (“QMA”), T. Rowe Price Associates, Inc. (“T. Rowe”) and William Blair & Co. LLC (“William Blair”) (collectively, the “Subadvisors”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisors, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Portfolios bear all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, using the value of each of the Portfolio’s average daily net assets, at the respective annual rates specified below.

Portfolio	Management Fee	Effective Management Fee
Conservative Balanced Portfolio	0.55%	0.55%
Diversified Bond Portfolio	0.40	0.40
Equity Portfolio	0.45	0.45
Flexible Managed Portfolio	0.60	0.60
Global Portfolio	0.75	0.75
Government Income Portfolio	0.40	0.40
Stock Index Portfolio	0.35% up to $4 billion 0.30% over $4 billion	0.30	*

*	Effective August 1, 2010, PI has voluntarily agreed to waive a portion of its management fee equal to an annual rate of 0.05% of the average daily net assets of the Portfolio.

At December 31, 2012, the Subadvisors that provide investment advisory services to the Portfolios are listed directly below. Where more than one Subadvisor is listed, each Subadvisor provides services to a segment of the Portfolio:

Portfolio	Subadvisor(s)
Conservative Balanced Portfolio	PIM, QMA
Diversified Bond Portfolio	PIM
Equity Portfolio	Jennison
Flexible Managed Portfolio	PIM, QMA
Global Portfolio	LSV, Marsico, QMA, T. Rowe & William Blair
Government Income Portfolio	PIM
Stock Index Portfolio	QMA

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

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The Series Fund has an administration agreement with PI, which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PIMS, PI, PIM, QMA and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Portfolios have entered into a brokerage commission recapture agreement with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those portfolios generating the applicable trades. Such amounts are included within realized gain or loss on investment transactions presented in the Statement of Operations. For the year ended December 31, 2012, brokerage commission recaptured under these agreements was as follows:

Portfolio	Commission Recaptured
Equity Portfolio	$150,792
Global Portfolio	3,278

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PIM also serves as the Series Fund’s security lending agent. For the year ended December 31, 2012, PIM was compensated as follows for these services by the Series Fund Portfolios:

Portfolio	PIM
Conservative Balanced Portfolio	$80,668
Diversified Bond Portfolio	64,035
Equity Portfolio	546,566
Flexible Managed Portfolio	55,819
Global Portfolio	34,854
Government Income Portfolio	5,974
Stock Index Portfolio	96,215

Certain Portfolios invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the year ended December 31, 2012 were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Conservative Balanced Portfolio	$3,027,076,428	$3,124,109,519
Diversified Bond Portfolio	1,100,850,694	1,443,209,685
Equity Portfolio	1,468,458,591	1,706,309,866
Flexible Managed Portfolio	5,348,778,903	5,449,118,743
Global Portfolio	324,562,963	366,366,916
Government Income Portfolio	4,471,531,989	4,521,968,356
Stock Index Portfolio	48,232,425	160,463,387

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Options written transactions, during the year ended December 31, 2012, were as follows:

Conservative Balanced Portfolio	Contracts	Premiums
Balance as of December 31, 2011	—	$—
Options written	259	37,175
Options terminated in closing purchase transactions	(259)	(37,175)
Options expired	—	—

Balance as of December 31, 2012	—	$—

Diversified Bond Portfolio	Contracts	Premiums
Balance as of December 31, 2011	—	$—
Options written	577	97,856
Options terminated in closing purchase transactions	(577)	(97,856)
Options expired	—	—

Balance as of December 31, 2012	—	$—

Flexible Managed Portfolio	Contracts	Premiums
Balance as of December 31, 2011	—	$—
Options written	339	48,461
Options terminated in closing purchase transactions	(339)	(48,461)
Options expired	—	—

Balance as of December 31, 2012	—	$—

Government Income Portfolio	Contracts	Premiums
Balance as of December 31, 2011	—	$—
Options written	245	35,176
Options terminated in closing purchase transactions	(245)	(35,176)
Options expired	—	—

Balance as of December 31, 2012	—	$—

Note 6:	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current period. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the

B9

contracts or for such other purposes as may be consistent with the contracts. As of December 31, 2012, the Equity Portfolio has Class II shares outstanding.

Transactions in shares of beneficial interest of the Equity Portfolio were as follows:

Equity Portfolio:

Class I	Shares	Amount
Year ended December 31, 2012:
Series shares sold	665,566	$17,089,685
Series shares issued in reinvestment of distributions	764,646	18,817,932
Series shares repurchased	(9,596,928)	(249,386,485)

Net increase (decrease) in shares outstanding	(8,166,716)	$(213,478,868)

Year ended December 31, 2011:
Series shares sold	781,393	$19,351,385
Series shares issued in reinvestment of distributions	887,087	22,097,344
Series shares repurchased	(9,666,900)	(241,561,350)

Net increase (decrease) in shares outstanding	(7,998,420)	$(200,112,621)

Class II
Year ended December 31, 2012:
Series shares sold	2,851	$75,562
Series shares issued in reinvestment of distributions	170	4,233
Series shares repurchased	(18,112)	(453,228)

Net increase (decrease) in shares outstanding	(15,091)	$(373,433)

Year ended December 31, 2011:
Series shares sold	23,819	$618,805
Series shares issued in reinvestment of distributions	159	4,010
Series shares repurchased	(18,984)	(458,348)

Net increase (decrease) in shares outstanding	4,994	$164,467

Note 8:	Borrowings

The Portfolios along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to November 15, 2012, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The following Portfolio utilized the SCA during the year ended December 31, 2012. The average balance outstanding is for the number of days the Portfolio had utilized the credit facility.

Portfolio	Approximate Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rates	Amount Outstanding at December 31, 2012
Equity Portfolio	$340,000	1	1.49%	$—

Note 9:	Ownership and Affiliates

As of December 31, 2012, all of Class I shares of record of each Portfolio were owned by the Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

B10

Note 10:	New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not been determined.

B11

Financial Highlights

	Conservative Balanced Portfolio
	Year Ended December 31,
	2012	2011	2010	2009	2008
Per Share Operating Performance:
Net Asset Value, beginning of year	$16.32	$15.96	$14.65	$12.69	$16.69

Income (Loss) From Investment Operations:
Net investment income	.38	.36	.37	.39	.50
Net realized and unrealized gain (loss) on investments	1.43	.37	1.31	2.08	(3.98)

Total from investment operations	1.81	.73	1.68	2.47	(3.48)

Less Distributions	(.36)	(.37)	(.37)	(.51)	(.52)

Net Asset Value, end of year	$17.77	$16.32	$15.96	$14.65	$12.69

Total Return(b)	11.23%	4.60%	11.74%	20.01%	(21.41)%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$2,287.0	$2,191.6	$2,234.7	$2,138.7	$1,957.5
Ratios to average net assets(c):
Expenses	.58%	.59%	.59%	.59%	.59%
Net investment income	2.11%	2.12%	2.32%	2.68%	3.12%
Portfolio turnover rate(d)	188%	215%	185%	250%	336%

	Diversified Bond Portfolio
	Year Ended December 31,
	2012(a)	2011	2010	2009	2008
Per Share Operating Performance:
Net Asset Value, beginning of year	$11.74	$11.67	$11.16	$9.89	$10.90

Income (Loss) From Investment Operations:
Net investment income	.54	.56	.52	.50	.54
Net realized and unrealized gain (loss) on investments	.66	.30	.63	1.46	(.90)

Total from investment operations	1.20	.86	1.15	1.96	(.36)

Less Distributions	(1.06)	(.79)	(.64)	(.69)	(.65)

Net Asset Value, end of year	$11.88	$11.74	$11.67	$11.16	$9.89

Total Return(b)	10.68%	7.51%	10.57%	20.51%	(3.46)%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$1,305.9	$1,556.9	$1,522.9	$1,363.5	$1,134.8
Ratios to average net assets(c):
Expenses	.44%	.42%	.46%	.44%	.44%
Net investment income	4.57%	4.76%	4.46%	4.79%	5.07%
Portfolio turnover rate	144%	167%	191%	401%	723%

(a)	Calculated based on average shares outstanding during the year.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(d)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

	Equity Portfolio
	Class I
	Year Ended December 31,
	2012(c)	2011	2010	2009	2008(c)
Per Share Operating Performance:
Net Asset Value, beginning of year	$23.73	$24.75	$22.30	$16.40	$29.67

Income (Loss) From Investment Operations:
Net investment income	.27	.13	.15	.16	.29
Net realized and unrealized gain (loss) on investments	2.96	(.98)	2.48	6.04	(10.52)

Total from investment operations	3.23	(.85)	2.63	6.20	(10.23)

Less Distributions:	(.15)	(.17)	(.18)	(.30)	(3.04)

Net Asset Value, end of year	$26.81	$23.73	$24.75	$22.30	$16.40

Total Return(a)	13.69%	(3.47)%	11.90%	38.17%	(38.16)%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$3,167.0	$2,997.5	$3,324.3	$3,195.1	$2,521.0
Ratios to average net assets(b):
Expenses	.47%	.48%	.48%	.48%	.48%
Net investment income	1.04%	.58%	.71%	.90%	1.21%
Portfolio turnover rate	48%	49%	68%	98%	67%

	Equity Portfolio
	Class II
	Year Ended December 31,
	2012(c)	2011	2010	2009	2008(c)
Per Share Operating Performance:
Net Asset Value, beginning of year	$23.99	$25.00	$22.46	$16.47	$29.81

Income (Loss) From Investment Operations:
Net investment income	.17	.06	.04	.09	.19
Net realized and unrealized gain (loss) on investments	3.00	(1.03)	2.54	6.07	(10.61)

Total from investment operations	3.17	(.97)	2.58	6.16	(10.42)

Less Distributions:	(.06)	(.04)	(.04)	(.17)	(2.92)

Net Asset Value, end of year	$27.10	$23.99	$25.00	$22.46	$16.47

Total Return(a)	13.23%	(3.87)%	11.50%	37.58%	(38.47)%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$1.8	$2.0	$1.9	$.4	$.4
Ratios to average net assets(b):
Expenses	.87%	.88%	.88%	.88%	.88%
Net investment income	.63%	.19%	.34%	.52%	.78%
Portfolio turnover rate	48%	49%	68%	98%	67%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculation based on average shares outstanding during the year.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

	Flexible Managed Portfolio
	Year Ended December 31,
	2012	2011	2010	2009	2008
Per Share Operating Performance:
Net Asset Value, beginning of year	$15.99	$15.63	$14.28	$12.34	$18.30

Income (Loss) From Investment Operations:
Net investment income	.37	.33	.31	.34	.45
Net realized and unrealized gain (loss) on investments	1.74	.34	1.37	2.05	(4.62)

Total from investment operations	2.11	.67	1.68	2.39	(4.17)

Less Distributions	(.33)	(.31)	(.33)	(.45)	(1.79)

Net Asset Value, end of year	$17.77	$15.99	$15.63	$14.28	$12.34

Total Return(a)	13.37%	4.34%	12.03%	19.95%	(24.82)%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$3,265.8	$3,036.8	$3,077.3	$2,906.0	$2,621.6
Ratios to average net assets(b):
Expenses	.63%	.63%	.64%	.63%	.64%
Net investment income	2.05%	2.01%	2.06%	2.50%	2.85%
Portfolio turnover rate(c)	214%	246%	205%	248%	321%

	Global Portfolio
	Year Ended December 31,
	2012	2011	2010	2009	2008
Per Share Operating Performance:
Net Asset Value, beginning of year	$16.94	$18.49	$16.68	$13.07	$24.62

Income (Loss) From Investment Operations:
Net investment income	.36	.29	.28	.28	.40
Net realized and unrealized gain (loss) on investments	2.57	(1.56)	1.79	3.75	(10.38)

Total from investment operations	2.93	(1.27)	2.07	4.03	(9.98)

Less Distributions	(.30)	(.28)	(.26)	(.42)	(1.57)

Net Asset Value, end of year	$19.57	$16.94	$18.49	$16.68	$13.07

Total Return(a)	17.52%	(6.97)%	12.74%	31.39%	(42.92)%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$611.2	$564.2	$648.5	$619.5	$512.7
Ratios to average net assets(b):
Expenses	.84%	.84%	.87%	.85%	.84%
Net investment income	1.82%	1.54%	1.60%	1.77%	2.01%
Portfolio turnover rate	57%	69%	69%	50%	65%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

	Government Income Portfolio
	Year Ended December 31,
	2012		2011		2010		2009	2008
Per Share Operating Performance:
Net Asset Value, beginning of year	$12.37		$12.03		$11.86		$11.40	$11.38

Income From Investment Operations:
Net investment income	.25		.30		.35		.37	.45
Net realized and unrealized gain on investments	.19		.60		.47		.49	.03

Total from investment operations	.44		.90		.82		.86	.48

Less Distributions	(.66)		(.56)		(.65)		(.40)	(.46)

Net Asset Value, end of year	$12.15		$12.37		$12.03		$11.86	$11.40

Total Return(a)	3.63%		7.63%		6.99%		7.71%	4.30%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$382.9		$416.7		$399.2		$375.4	$370.5
Ratios to average net assets(b):
Expenses	.48%		.46%		.50%		.47%	.52	%(d)
Net investment income	1.96%		2.48%		2.87%		3.11%	3.98	%(d)
Portfolio turnover rate(c)	1154%		1554%		1122%		1179%	2707%

	Stock Index Portfolio
	Year Ended December 31,
	2012		2011		2010		2009	2008
Per Share Operating Performance:
Net Asset Value, beginning of year	$31.47		$31.37		$27.89		$22.76	$36.84

Income (Loss) From Investment Operations:
Net investment income	.68		.54		.48		.49	.64
Net realized and unrealized gain (loss) on investments	4.19		.07		3.51		5.32	(14.02)

Total from investment operations	4.87		.61		3.99		5.81	(13.38)

Less Distributions	(.69)		(.51)		(.51)		(.68)	(.70)

Net Asset Value, end of year	$35.65		$31.47		$31.37		$27.89	$22.76

Total Return(a)	15.68%		1.95%		14.59%		26.07%	(36.94)%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$2,340.3		$2,162.4		$2,277.6		$2,098.1	$1,815.8
Ratios to average net assets(b):
Expenses	.32	%(e)	.33	%(e)	.36	%(e)	.37%	.37%
Net investment income	1.97	%(e)	1.74	%(e)	1.70	%(e)	2.06%	2.04%
Portfolio turnover rate	2%		2%		4%		5%	4%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(d)	Includes interest expense of .03%.

(e)	Net of management fee waiver (Note 3). If the investment manager had not waived expenses, the expense ratio and the net investment income ratio would have been .37% and 1.92% for the year ended December 31, 2012, .38% and 1.69% for the year ended December 31, 2011 and .38% and 1.68% for the year ended December 31, 2010, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS

THE PRUDENTIAL SERIES FUND:

We have audited the accompanying statements of assets and liabilities of the Conservative Balanced Portfolio, Diversified Bond Portfolio, Equity Portfolio, Flexible Managed Portfolio, Global Portfolio, Government Income Portfolio and Stock Index Portfolio (hereafter referred to as the “Portfolios”), each a portfolio of The Prudential Series Fund, including the schedules of investments, as of December 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolios as of December 31, 2012, and the results of their operations, the changes in their net assets and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 15, 2013

D1

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

Information about the Trustees and the Officers of the Fund is set forth below. Trustees who are not deemed to be “interested persons” of the Fund, as defined in the Investment Company Act of 1940, are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Fund are referred to as “Interested Trustees.” The Trustees are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the Investment Company Act of 1940.

Independent Trustees(1)
Name, Address, Age No. of Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Susan Davenport Austin (45) No. of Portfolios Overseen: 92	Vice Chairman (since 2013), Senior Vice President and Chief Financial Officer (2007-2012) and Vice President of Strategic Planning and Treasurer (2002-2007) of Sheridan Broadcasting Corporation; President of Sheridan Gospel Network (Since 2004); Vice President, Goldman, Sachs & Co. (2000-2001); Associate Director, Bear, Stearns & Co. Inc. (1997-2000); Vice President, Salomon Brothers Inc. (1993-1997); President of the Board, The MacDowell Colony (Since 2010); Chairman of the Board of Directors, Broadcast Music, Inc. (Since 2007); Member of the Board of Directors, Hubbard Radio, LLC (Since 2011); formerly Member of the Board of Directors, National Association of Broadcasters (2004-2010).	None.
Sherry S. Barrat (63) No. of Portfolios Overseen: 92	Formerly, Vice Chairman of Northern Trust Corporation (financial services and banking institution) (2011-June 2012); formerly, President, Personal Financial Services, Northern Trust Corporation (2006-2010); formerly, Chairman & CEO, Western US Region, Northern Trust Corporation (1999-2005); formerly, President & CEO, Palm Beach/Martin County Region, Northern Trust.	Director of NextEra Energy, Inc. (formerly, FPL Group, Inc.).
Kay Ryan Booth (62) No. of Portfolios Overseen: 92	Managing Director of Cappello Waterfield & Co. LLC (since 2011); formerly, Vice Chair, Global Research, J.P. Morgan (financial services and investment banking institution) (June 2008-January 2009); formerly, Global Director of Equity Research, Bear Stearns & Co., Inc. (financial services and investment banking institution) (1995-2008); formerly, Associate Director of Equity Research, Bear Stearns & Co., Inc. (1987-1995).	None.
Delayne Dedrick Gold (74) No. of Portfolios Overseen: 92	Marketing Consultant (1982-present); formerly Senior Vice President and Member of the Board of Directors, Prudential Bache Securities, Inc.	None.
W. Scott McDonald, Jr., Ph.D. (75) No. of Portfolios Overseen: 92	Formerly Management Consultant (1997-2004) and of Counsel (2004-2005) at Kaludis Consulting Group, Inc. (company serving higher education); formerly principal (1995-1997), Scott McDonald Associates; Chief Operating Officer (1991-1995), Fairleigh Dickinson University; Executive Vice President and Chief Operating Officer (1975-1991), Drew University; interim President (1988-1990), Drew University; formerly Director of School, College and University Underwriters Ltd.	None.
Thomas T. Mooney (71) No. of Portfolios Overseen: 92	Formerly Chief Executive Officer, Excell Partners, Inc. (2005-2007); founding partner of High Technology of Rochester and the Lennox Technology Center; formerly President of the Greater Rochester Metro Chamber of Commerce (1976-2004) formerly Rochester City Manager (1973); formerly Deputy Monroe County Executive (1974-1976).	None.
Thomas M. O’Brien (62) No. of Portfolios Overseen: 92	Director, The BankUnited (NYSE: BKU) (since May 2012); Consultant, Valley National Bancorp, Inc. and Valley National Bank (since January 2012); Formerly President and COO (November 2006-December 2011) and CEO (April 2007-December 2011) of State Bancorp, Inc. and State Bank; formerly Vice Chairman (January 1997-April 2000) of North Fork Bank; formerly President and Chief Executive Officer (December 1984-December 1996) of North Side Savings Bank; formerly President and Chief Executive Officer (May 2000-June 2006) Atlantic Bank of New York.	Formerly Director (April 2008-January 2012) of Federal Home Loan Bank of New York; formerly Director (December 1996-May 2000) of North Fork Bancorporation, Inc.; formerly Director (May 2000-April 2006) of Atlantic Bank of New York; Director (November 2006-January 2012) of State Bancorp, Inc. (NASDAQ: STBC) and State Bank of Long Island.

E1

Independent Trustees(1)
Name, Address, Age No. of Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
F. Don Schwartz (77) No. of Portfolios Overseen: 92	Independent Management/Marketing Consultant (since 2002); formerly CEO and President of AceCo, Inc. (1985-2001) (consulting firm specializing in universal/variable life and variable annuity products); formerly Vice President of The Equitable Life Assurance Society; formerly Guest Insurance Professor at the American College, Louisiana State University, Alabama State University and the Insurance Marketing Institute; Advisor to several state insurance commissioners; a Chartered Life Underwriter, Chartered Financial Consultant and Fellow of the Life Insurance Management Institute.	None.
Interested Trustees(1)
Robert F. O’Donnell (44) No. of Portfolios Overseen: 92	President of Prudential Annuities (since April 2012); Senior Vice President, Head of Product, Investment Management & Marketing for Prudential Annuities (October 2008-April 2012); Senior Vice President, Head of Product (July 2004-October 2008)	None.
Robert F. Gunia (66) No. of Portfolios Overseen: 92	Independent Consultant (since October 2009); formerly Chief Administrative Officer (September 1999-September 2009) and Executive Vice President (December 1996-September 2009) of Prudential Investments LLC; formerly Executive Vice President (March 1999-September 2009) and Treasurer (May 2000-September 2009) of Prudential Mutual Fund Services LLC; formerly President (April 1999-December 2008) and Executive Vice President and Chief Operating Officer (December 2008-December 2009) of Prudential Investment Management Services LLC; formerly Chief Administrative Officer, Executive Vice President and Director (May 2003-September 2009) of AST Investment Services, Inc.	Director (since May 1989) of The Asia Pacific Fund, Inc.
Timothy S. Cronin (47) Number of Portfolios Overseen: 92	Chief Investment Officer and Strategist of Prudential Annuities (since January 2004); Director of Investment & Research Strategy (since February 1998); President of AST Investment Services, Inc. (since June 2005).	None.

(1) The year that each Trustee joined the Fund’s Board is as follows: Susan Davenport Austin, 2011; Sherry S. Barrat, 2013; Kay Ryan Booth, 2013; Timothy S. Cronin, 2011; Delayne Dedrick Gold, 2001; Robert F. Gunia, 2001; W. Scott McDonald, Jr., 1983; Thomas T. Mooney, 2001; Thomas M. O’Brien, 2003; Robert F. O’Donnell, 2012; F. Don Schwartz, 2003.

Fund Officers(a)(1)
Name, Address and Age Position with the Fund	Principal Occupation(s) During the Past Five Years
Raymond A. O’Hara (57) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988-August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).
Deborah A. Docs (54) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.
Jonathan D. Shain (54) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.
Claudia DiGiacomo (38) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown Wood LLP (1999-2004).
Andrew R. French (50) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PI; Vice President and Assistant Secretary (since January 2007) of PMFS.
Amanda S. Ryan (35) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of PI; Associate at Ropes & Gray (2008-2012).
Valerie M. Simpson (53) Chief Compliance Officer	Chief Compliance Officer (since April 2007) of PI and AST Investment Services, Inc.; formerly Vice President – Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.
Theresa C. Thompson (50) Deputy Chief Compliance Officer	Vice President, Compliance, PI (since April 2004); and Director, Compliance, PI (2001-2004).

E2

Fund Officers(a)(1)
Name, Address and Age Position with the Fund	Principal Occupation(s) During the Past Five Years
Richard W. Kinville (44) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009 ).
Grace C. Torres (53) Treasurer and Principal Financial and Accounting Officer	Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.
M. Sadiq Peshimam (49) Assistant Treasurer	Vice President (since 2005) of Prudential Investments LLC.
Peter Parrella (54) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).
Alan Fu (56) Assistant Treasurer	Vice President and Corporate Counsel – Tax, Prudential Financial, Inc. (since October 2003).

(a) Excludes Mr. O’Donnell and Mr. Cronin, interested Board Members who also serve as President and Vice President, respectively.

(1) The year in which each individual became an Officer of the Fund is as follows: Raymond A. O’Hara, 2012; Deborah A. Docs, 2005; Jonathan D. Shain, 2005; Claudia DiGiacomo, 2005; Amanda S. Ryan, 2012; Andrew R. French, 2006; Valerie M. Simpson, 2007; Theresa C. Thompson, 2008; Grace C. Torres, 1997; Peter Parrella, 2007; M. Sadiq Peshimam, 2006; Alan Fu, 2006; Richard W. Kinville, 2011.

Explanatory Notes to Tables:

Trustees are deemed to be “Interested”, as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC. Robert O’Donnell and Timothy Cronin are Interested Trustees because they are employed by an affiliate of the Manager of the Fund. Robert F. Gunia will be considered an Interested Trustee for at least two years after his retirement from employment by the Manager and its affiliates (which was on or about October 21, 2009). He will also be an Interested Trustee as long as he holds a beneficial interest in securities issued by the Manager or its affiliates.

Unless otherwise noted, the address of all Trustees and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

There is no set term of office for Trustees or Officers. The Independent Trustees have adopted a retirement policy, which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 78, provided that the Board may extend the retirement age on a year-by-year basis for a Trustee.

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

“No. of Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC (PI) and/or AST Investment Services, Inc. (ASTI) (collectively, the Manager) that are overseen by the Trustee. The investment companies for which PI and/or ASTI serves as Manager include The Prudential Variable Contract Accounts, The Prudential Series Fund, Advanced Series Trust, Prudential’s Gibraltar Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Global Short Duration High Yield Fund, Inc.

E3

The toll-free number shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all participants from the toll-free number. Please be sure to have your contract number available when you call.

(800) 458-6333

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The MEDLEY Program. Investors should consider the contract and the underlying portfolios’ investment objectives, risks, charges and expenses carefully before investing. This and other important information is contained in the prospectuses that can be obtained from your financial professional. You should read the prospectuses carefully before investing.

This report includes the financial statements of VCA-10, VCA-11, and the portfolios of The Prudential Series Fund (the “Funds”) available through VCA-24.

This report does not include separate account financials for the VCA-24 Subaccounts. If you would like separate account financial statements, please call the telephone number on the inside back cover of this report.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your plan sponsor or licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

A description of each Account’s proxy voting policies and procedures is available without charge, upon request. MEDLEY participants should call 800-458-6333 to obtain a description of the Account’s proxy voting policies and procedures. Information regarding how the Account’s voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov and on the Account’s website.

The Account’s Statement of Additional Information contains additional information about the Accounts’ Committee Members and is available without charge upon request by calling 800-458-6333.

Each Account files with the Commission a complete listing of portfolio holdings as of the end of the first and third quarters on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-732-0330. MEDLEY participants may obtain copies of Form N-Q filings by calling 800-458-6333.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777	Presorted Standard U.S. Postage PAID Prudential

Prudential Retirement, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0239747-00001-00    MD.RS.011

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-367-7521, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Stephen P. Munn, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended December 31, 2012 and December 31, 2011, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $19,000 and $19,000, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e)	(2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2012 and 2011. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2012 and 2011 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9  – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Prudential Variable Contract Account-10

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	February 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	February 21, 2013

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	February 21, 2013